              As filed with the Securities and Exchange Commission
                               on January 30, 1998
                       Registration No. 33-67148; 811-7948

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                            ------------------------
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [_]

                          Post-Effective Amendment No. 13                [X]

                                       And

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [_]

                                Amendment No. 16                         [X]
                        (Check appropriate box or boxes)
                            ------------------------

                             THE GRIFFIN FUNDS, INC.
               (Exact Name of Registrant as specified in Charter)
                              5000 Rivergrade Road
                           Irwindale, California 91706
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------

       Registrant's Telephone Number, including Area Code: (800) 333-4437
                               William A. Hawkins
                              5000 Rivergrade Road
                           Irwindale, California 91706
                     (Name and Address of Agent for Service)

                                 With a copy to:
                             Robert M. Kurucza, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant                  [_] on ________ _pursuant
    to Rule 485(b), or                                    to Rule 485(b)

[_] 60 days after filing pursuant                     [_] on _________ pursuant
    to Rule 485(a)(1), or                                 to Rule 485(a)(1)

[_] 75 days after filing pursuant                     [_] on___________pursuant
    to Rule 485(a)(2), or                                 to Rule 485(a)(2)

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

     This Post-Effective Amendment to the Registration Statement (the "Amendment") of The Griffin Funds, Inc. (the "Company") is being filed to add to the Company's Registration Statement the audited financial statements and certain related financial information for the fiscal year ended September 30, 1997, for the Company's Money Market, Tax-Free Money Market, Short-Term Bond, U.S. Government Income, Municipal Bond, California Tax-Free, Bond, Growth & Income and Growth Funds.

                             The Griffin Funds, Inc.
                              Cross Reference Sheet
                              ---------------------


Form N-1A Item Number
---------------------

     Prospectus 1: Griffin Money Market Fund, Griffin Tax-Free Money Market Fund, Griffin Short-Term Bond Fund, Griffin U.S. Government Income Fund, Griffin Municipal Bond Fund, Griffin U.S. California Tax-Free Fund, Griffin Bond Fund, Griffin Growth & Income Fund and Griffin Growth Fund


Part A        Prospectus Captions
------        -------------------
 1            Cover Page
 2            Key Fund Facts; Fund Expenses; The Funds in Detail
 3            Financial Highlights; Performance
 4            Key Fund Facts; Investment Policies and Procedures; The Funds in
              Detail
 5            Key Fund Facts; Investment Policies and Procedures; The Funds in
              Detail
 5A           Not Applicable
 6            Your Fund Account
 7            Key Fund Facts; Your Fund Account; Fund Account Policies
 8            Key Fund Facts; Your Fund Account; Fund Account Policies
 9            Not Applicable

     Prospectus 2: Griffin Money Market Fund and Griffin Tax Free Money Market Fund


Part A        Prospectus Captions
------        -------------------
 1            Cover Page
 2            Key Fund Facts; Fund Expenses; The Funds in Detail
 3            Financial Highlights; Performance
 4            Key Fund Facts; Investment Policies and Procedures; The Funds in
              Detail
 5            Key Fund Facts; Investment Policies and Procedures; The Funds in
              Detail
 5A           Not Applicable
 6            Your Fund Account
 7            Key Fund Facts; Your Fund Account; Fund Account Policies
 8            Key Fund Facts; Your Fund Account; Fund Account Policies
 9            Not Applicable

Part B        Statement of Additional Information Captions
------        --------------------------------------------
10            Cover Page
11            Table of Contents
12            Not Applicable
13            Investment Limitations; Additional Securities and Investment
              Policies
14            Directors and Officers; Management Contracts
15            Description of The Griffin Funds
16            Service Providers; Management Contracts
17            Portfolio Transactions and Brokerage
18            Description of The Griffin Funds; Investment Limitations


Part B        Statement of Additional Information Captions
------        --------------------------------------------
19            Valuation of Portfolio Securities; Additional Purchase and
              Redemption Information
20            Distributions and Taxes
21            Distribution and Service Plans
22            Performance
23            Independent Auditors and Financial Statements


Part C        Other Information
------        -----------------
24-32         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                       Prospectus January 31, 1998
 THE GRIFFIN FUNDS
 --------------------      This Prospectus sets forth concisely the informa-
 Money Market Fund         tion about the nine funds (each a "Fund", collec-
 --------------------      tively, the "Funds") currently offered by The Grif-
 Tax-Free Money Mar-       fin Funds, Inc. ("The Griffin Funds") that a pro-
 ket Fund                  spective investor ought to know before investing in
 --------------------      the Funds. The Short-Term Bond Fund, U.S. Govern-
 Short-Term Bond           ment Income Fund, Municipal Bond Fund, California
 Fund                      Tax-Free Fund, Bond Fund, Growth & Income Fund and
 --------------------      Growth Fund (collectively, the "Non-Money Market
 U.S. Government In-       Funds") offer two classes of shares--Class A Shares
 come Fund                 and Class B Shares. The Money Market Fund and Tax-
 --------------------      Free Money Market Fund (collectively, the "Money
 Municipal Bond Fund       Market Funds") offer only one class of shares.

 --------------------        INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR
 California Tax-Free       GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO
 Fund                      ASSURANCE THAT EITHER OF THE MONEY MARKET FUNDS
 --------------------      WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE
 Bond Fund                 OF $1.00 PER SHARE. PLEASE READ THIS PROSPECTUS
 --------------------      CAREFULLY BEFORE INVESTING AND KEEP IT FOR FUTURE
 Growth & Income           REFERENCE.
 Fund

 --------------------
 Growth Fund                 A Statement of Additional Information dated Janu-
 --------------------      ary 31, 1998
("SAI") containing additional information about the Funds has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SAI is available free upon request by calling The Griffin Funds at 1-800-676-4450.

  SHARES OF THE FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, HOME SAVINGS OF AMERICA, FSB ("HOME SAVINGS"), SAV-INGS OF AMERICA OR ANY OF THEIR AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN ANY OF THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
  GRIFFIN FINANCIAL INVESTMENT ADVISERS ("GRIFFIN ADVISERS") IS THE INVESTMENT ADVISER AND, TOGETHER WITH ITS AFFILIATES, PROVIDES CERTAIN OTHER SERVICES TO THE FUNDS, FOR WHICH THEY ARE COMPENSATED. GRIFFIN FINANCIAL SERVICES ("GRIF-FIN FINANCIAL") IS THE SPONSOR AND DISTRIBUTOR FOR THE FUNDS. GRIFFIN ADVISERS AND GRIFFIN FINANCIAL ARE BOTH AFFILIATED WITH HOME SAVINGS AND SAVINGS OF AMERICA.
  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Key Fund Facts
 THE FUNDS IN BRIEF                                                3
 WHO MAY WANT TO INVEST                                            6
Fund Expenses                                                      9
Financial Highlights                                              15
Investment Policies and Procedures                                25
Your Fund Account
 TYPES OF ACCOUNTS                                                35
  Different ways to set up an account.
 HOW TO PURCHASE SHARES                                           36
  Opening an account and making additional Fund purchases.
 HOW TO REDEEM SHARES                                             38
  Redeeming shares and closing your account.
 SHAREHOLDER SERVICES                                             42
 DIVIDENDS, CAPITAL GAINS AND TAXES                               45
Fund Account Policies
 TRANSACTION POLICIES                                             46
  Share price calculations and purchase and redemption policies.
 SALES LOAD REDUCTIONS AND WAIVERS                                49
 CONTINGENT DEFERRED SALES CHARGE                                 51
The Funds in Detail
 STRUCTURE                                                        53
  How the Funds are structured.
 SERVICE PROVIDERS                                                53
 SUMMARY OF FUND EXPENSES                                         55
  Fund operating costs and how they are calculated.
 PERFORMANCE                                                      57
 DESCRIPTION OF INVESTMENTS                                       59
 INVESTMENT LIMITATIONS                                           73

  No person has been authorized to give any information or to make any repre-sentations not contained in this Prospectus in connection with the offering made by the Prospectus, and if given or made, such information or representa-tions must not be relied upon as having been authorized by The Griffin Funds, Inc. or Griffin Financial. This Prospectus does not constitute an offering by The Griffin Funds, Inc. in any jurisdiction in which such offering may not law-fully be made.

                                 Key Fund Facts

THE FUNDS IN BRIEF

INVESTMENT OBJECTIVES AND POLICIES: The Money Market Fund, a diversified fund, seeks to provide investors with as high a level of current income as is consis-tent with the preservation of principal and liquidity.

  The Tax-Free Money Market Fund, a diversified fund, seeks to provide invest-ors with as high a level of current income, exempt from federal income taxes, as is consistent with a portfolio of high quality short-term municipal obliga-tions selected on the basis of liquidity and stability of capital. As a matter of fundamental policy, under normal market conditions, the Tax-Free Money Mar-ket Fund will invest its assets so that at least 80% of its income distribu-tions are exempt from federal income tax and the federal alternative minimum tax.

  The Money Market Funds may purchase only high quality securities that Griffin Advisers believes present minimal risks. To be considered high quality, a secu-rity generally must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating services (or by one, if only one rating service has rated the security) or, if unrated, be judged to be of equivalent quality by Griffin Advisers.

  The Money Market Fund and Tax-Free Money Market Fund must limit their invest-ments to securities with remaining maturities of 397 days or less and must maintain a dollar-weighted average maturity of 90 days or less. As with any mu-tual fund, there can be no assurance that the Money Market Funds will achieve their investment objectives. The ability of the Money Market Funds to achieve a high level of income is circumscribed by their investment exclusively in high quality, short-term instruments.

  The Short-Term Bond Fund, a diversified fund, seeks to provide investors with the highest level of current income consistent with minimal fluctuation of principal value and liquidity. Under normal market conditions, at least 65% of the Short-Term Bond Fund's total assets will be invested in bonds. The Fund's dollar-weighted average effective maturity will not exceed three years. The Fund also may invest in other types of securities, including bank obligations, mortgage-backed securities, collateralized mortgage obligations ("CMOs"), for-eign securities, futures and options.

  The U.S. Government Income Fund, a diversified fund, seeks to provide invest-ors with current income, while preserving capital. Under normal market condi-tions, at least 65% of the U.S. Government Income Fund's total assets are in-vested in U.S. Government Obligations (as defined below). Depending on market conditions, the Fund may invest in U.S. Government Obligations of varying matu-rities, which may range up to 40 years.

  The Municipal Bond Fund, a diversified fund, seeks to provide investors with a high level of income exempt from federal income taxes, while preserving capi-tal. It invests primarily in intermediate to long-term investment grade munici-pal securities. As a matter of fundamental policy, under normal market condi-tions, at least 80% of the Municipal Bond Fund's total assets will consist of securities the interest on which is exempt from federal income taxes and which is not subject to the federal alternative minimum tax.

  The California Tax-Free Fund, a non-diversified fund, seeks to provide in-vestors with a high level of income exempt from federal income taxes and Cali-fornia personal income taxes, while preserving capital. It invests primarily in intermediate to long-term, investment grade California municipal securi-ties. As a matter of fundamental policy, under normal market conditions, at least 80% of the California Tax-Free Fund's total assets are invested in mu-nicipal securities that pay interest which is exempt from federal income taxes and which is not subject to the federal alternative minimum tax. In addition, under normal market conditions, at least 65% of the California Tax-Free Fund's total assets are invested in municipal securities that pay interest which is exempt from California personal income taxes.

  Because the California Tax-Free Fund "concentrates," i.e., invests at least 25% of its total assets, in securities issued by or on behalf of the State of California, its cities, municipalities and other public authorities, the Fund is particularly dependent on, and may be adversely affected by, the general economic conditions in California. From time to time, the California Tax-Free Fund also may concentrate its investments in municipal securities that are re-lated in a way that economic, business or political developments or changes affecting one such security would also affect the other securities. For exam-ple, the Fund may invest in municipal securities the interest on which is paid from revenues on similar projects. See "Special Factors Affecting the Califor-nia Tax-Free Fund" in the SAI.

  The Bond Fund, a diversified fund, seeks to provide investors with as high a level of current income as is consistent with prudent investment management, preservation of capital and liquidity. It invests in a variety of debt securi-ties. Under normal market conditions, at least 65% of this Fund's total assets are invested in bonds, as contrasted with debt instruments with shorter ini-tial maturities.

  The Growth & Income Fund, a diversified fund, seeks to provide investors with capital growth and current income. The Growth & Income Fund seeks to achieve its objective by investing primarily in common stocks that offer po-tential for capital growth, current income or both. Under normal market condi-tions, at least 65% of the Growth & Income Fund's total assets is invested in such common stocks. The Fund may also purchase corporate bonds, notes and de-bentures, preferred stocks or convertible securities (both debt securities and preferred stocks) or U.S. Government securities, if Griffin Advisers deter-mines that their purchase would help further the Fund's investment objective.

  The Growth Fund, a diversified fund, seeks to provide investors with long-term growth of capital. Under normal market conditions, at least 65% of the Growth Fund's total assets will be invested in the common stock of mid-cap companies considered to have above-average growth potential. A mid-cap company is defined as one whose market capitalization, at the time of purchase, falls within the capitalization range of companies included in the S&P 400 Mid-Cap Index. The Fund also may invest in foreign securities, convertible securities and warrants, if Griffin Advisers determines that their purchase would be con-sistent with the Fund's investment objective and program.

  As with any mutual fund, there can be no assurance that a Fund will achieve its investment objective. An investment in a Fund is not insured against loss of principal. When prices of the securities that a Fund owns decline, so does the value of that Fund's shares. Therefore, investors should be prepared to ac-cept the risks associated with their investment in a Fund.

  For more detailed information about the portfolio practices of the Funds, see "Investment Policies and Procedures" and "The Funds in Detail--Description of Investments" and "--Investment Limitations."

MANAGEMENT: Subject to the general supervision of the Board of Directors of The Griffin Funds and in accordance with each Fund's investment policies, Griffin Advisers, as investment adviser, Payden & Rygel Investment Counsel ("Payden & Rygel"), as sub-adviser to the Money Market Fund, the Tax-Free Money Market Fund, the U.S. Government Income Fund, the Municipal Bond Fund and the Califor-nia Tax-Free Fund, T. Rowe Price Associates, Inc. ("T. Rowe Price"), as sub-ad-viser to the Short-Term Bond Fund and Growth Fund, and The Boston Company Asset Management, Inc. ("TBCAM"), as sub-adviser to the Bond Fund and Growth & Income Fund, manage investments for the Funds.

  Griffin Advisers, a subsidiary of Griffin Financial Services of America, which is a subsidiary of H.F. Ahmanson & Company, a savings and loan holding company, and an affiliate of Home Savings and Savings of America, is located at 5000 Rivergrade Road, Irwindale, California 91706. Griffin Advisers, a Califor-nia corporation, was organized on July 22, 1993.

  Payden & Rygel, which is located at 333 South Grand Avenue, 32nd Floor, Los Angeles, California 90071, was established in 1983 and as of December 31, 1997 managed assets of approximately $23 billion.

  T. Rowe Price, which is located at 100 East Pratt Street, Baltimore, Maryland 21202, was established in 1937 and, together with its affiliates, managed as-sets of approximately $125 billion as of September 30, 1997.

  TBCAM, which is located at One Boston Place, Boston, Massachusetts 02108, was established in 1970 and as of December 31, 1997 managed assets of approximately $21 billion.
  As used herein, the "Adviser" shall mean Griffin Advisers, Payden & Rygel, T. Rowe Price and/or TBCAM as the context may require.

SPONSOR AND DISTRIBUTOR: Griffin Financial, a registered broker-dealer, is the sponsor and distributor of the Funds. In this capacity, Griffin Financial has the exclusive right to distribute shares of the Funds. Griffin Financial is a subsidiary of Griffin Financial Services of America, which is a subsidiary of H.F. Ahmanson & Company, and an affiliate of Griffin Advisers, Home Savings and Savings of America.

ADMINISTRATOR: Griffin Financial Administrators ("Griffin Administrators") serves as the administrator of the Funds and provides various administration and accounting services to the Funds. Investors Fiduciary Trust Company ("IFTC") provides certain sub-ad-ministration services to the Funds.

HOW TO PURCHASE AND REDEEM SHARES: For a description of how to purchase and redeem shares, see "Your Fund Account--How to Purchase Shares," and "--How to Redeem Shares" in this Prospectus.

  Customers of Griffin Financial may invest in the Money Market Funds or Class A Shares of the Non-Money Market Funds through a Griffin Financial Services Portfolio Builder Account ("Portfolio Builder Account"). Investments through a Portfolio Builder Account are governed by the terms and conditions of the Portfolio Builder Account, which are set forth in a separate Portfolio Builder Account Client Agreement provided by Griffin Financial to each Portfolio Builder Account holder. In light of the discretionary asset allocation struc-ture of investments through the Portfolio Builder Account, certain of the fea-tures described in this Prospectus are not available to investors purchasing shares of the Funds through a Portfolio Builder Account. Specifically, shares of a Fund purchased through a Portfolio Builder Account may be redeemed only through the Portfolio Builder Account, and the dividend and distribution op-tions and exchange privileges described in this Prospectus are not available with respect to shares purchased through a Portfolio Builder Account. Poten-tial Portfolio Builder Account holders should refer to the Client Agreement for more information regarding the Portfolio Builder Account, including infor-mation about fees and expenses.

WHO MAY WANT TO INVEST
  The Money Market Fund is designed as a convenient vehicle for those invest-ors seeking to obtain the yields available from money market instruments while maintaining liquidity. The Money Market Fund makes it possible for investors to participate in a more diversified portfolio of money market instruments than the amount of their investments might otherwise permit.
  The Tax-Free Money Market Fund offers investors a convenient way to invest in a professionally managed portfolio of short-term municipal obligations. In-vestments in the Tax-Free Money Market Fund earn federally tax-exempt income while remaining liquid and diversified.

  Each Money Market Fund's ability to achieve its respective investment objec-tive depends on the successful implementation of its investment strategies. The Money Market Funds' policies are intended to help maintain a stable $1.00 share price. However, the value of the instruments which the Money Market Funds may purchase can change under certain circumstances, such as when inter-est rates or issuers' creditworthiness change, or if an issuer or guarantor of a security fails to pay interest or principal when due. If these changes in value are material, a Money Market Fund's share price could deviate (posi-tively or negatively) from $1.00. Securities with longer maturities generally are more susceptible to price changes, although they may provide higher yields.

  The Short-Term Bond Fund is designed for investors who are seeking higher income than money market funds or similar investment vehicles generally pro-vide and who can accept moderate share-price fluctuations. The Short-Term Bond Fund is designed to provide higher yields than are usually available from money market funds which have more stable prices.

  The U.S. Government Income Fund is designed for investors seeking income and preservation of capital rather than capital growth. The U.S. Government Income Fund is designed to provide higher yields than are usually available from shorter-term investments having more stable prices.
  The Municipal Bond Fund is designed for investors who are interested in re-ducing the effect of federal income taxes on their investment income. Such in-vestors may find that the Municipal Bond Fund produces higher after-tax re-turns than comparable taxable investments.
  The California Tax-Free Fund is designed for investors seeking income free from federal and California state personal income taxes.

  The Bond Fund is designed as an investment vehicle for the long-term invest-or. The Bond Fund seeks current income and does not seek the higher returns that lower-quality investments may provide. The Bond Fund is intended to pro-vide higher yields than money market funds and many other fixed-price invest-ments, but will not provide the same stability of principal as money market funds. The Bond Fund is designed for investors who are seeking higher yields than those generally available from short-term investments and who can toler-ate a higher level of share price fluctuation.
  The Growth & Income Fund is designed for investors seeking a diversified portfolio offering the opportunity for capital growth while also providing current income.

  The Growth Fund is designed for investors seeking a diversified portfolio offering the opportunity for capital growth. Over the long-term, investments in mid-cap growth companies generally offer greater potential for capital ap-preciation than investments in larger-capitalization companies. However, in-vestments in mid-cap growth companies generally entail greater risk and vola-tility than investing in larger, more established companies.

 Important Risk Factors

  None of the Funds on an individual basis constitutes a complete investment plan. Each Non-Money Market Fund's share price, yield and total return will fluctuate, and when you redeem your shares your investment may be worth more or less than your original cost. The equity securities held by a Fund are sub-ject to equity market risk (i.e., the possibility that common stock prices will decline over short or even extended periods). The value of fixed income securities held by a Fund will, generally, tend to decrease when interest rates rise, and increase when interest rates fall. Accordingly, in periods of rising interest rates, the yields of investment portfolios comprised primarily of fixed income securities will, generally, tend to be lower than prevailing market rates and, in periods of de-clining interest rates will, generally, tend to be somewhat higher. Shorter-term fixed income securities generally offer greater stability. Longer-term se-curities are more sensitive to interest rate changes but generally offer higher yields. In addition, fixed income securities that are not backed by the United States Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due.

  When considering whether to invest in a Fund, you should consider, among other things, your investment goals, the Fund's investment objectives and your tolerance for share price volatility.

                                 Fund Expenses

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
Shareholder Transaction Expenses

-------------------------------------------------------------------
                                                           Tax-Free
                                                    Money  Money
                                                    Market Market
                                                    Fund   Fund
-------------------------------------------------------------------
Maximum sales load imposed on purchases              None    None
Maximum sales load imposed on reinvested dividends   None    None
Maximum deferred sales load                          None    None
Redemption fees                                      None    None
Exchange fees                                        None    None
-------------------------------------------------------------------
Annual Fund Operating Expenses
(as a percentage of average net assets)
-------------------------------------------------------------------
                                                           Tax-Free
                                                    Money  Money
                                                    Market Market
                                                    Fund   Fund
-------------------------------------------------------------------
Management fees (after waivers)*                    0.23%   0.00%
12b-1 fees                                          0.20%   0.20%
Other expenses (after waivers and reimbursements)*  0.32%   0.55%
Total Fund operating expenses (after waivers and
  reimbursements)*                                  0.75%   0.75%
-------------------------------------------------------------------

*Griffin Advisers and Griffin Administrators currently intend to voluntarily waive a portion of their respective fees and reimburse the Funds for certain expenses. The percentages shown above under "Management fees (after waivers)," "Other expenses (after waivers and reimbursements)" and "Total Fund operating expenses (after waivers and reimbursements)" are based on amounts incurred dur-ing the most recent fiscal year, restated to reflect voluntary fee waivers and expense reimbursements that are expected to continue during the current fiscal year. Absent such voluntary waivers and reimbursements, these percentages are expected to be 0.50%, 0.32% and 1.02%, respectively, for the Money Market Fund and 0.50%, 0.72% and 1.42%, respectively, for the Tax-Free Money Market Fund. There can be no assurance that the foregoing voluntary fee waivers and expense reimbursements will continue.

NON-MONEY MARKET FUNDS
--------------------------------------------------------------------------------
Shareholder Transaction Expenses for Class A Shares

----------------------------------------------------------------------------------
                                U.S.
                         Short- Govern-
                         Term   Ment    Municipal California       Growth
                         Bond   Income  Bond      Tax-Free   Bond  & Income Growth
                         Fund   Fund    Fund      Fund       Fund  Fund     Fund
----------------------------------------------------------------------------------
Maximum sales load
  imposed on purchases
  (as a percentage of
  offering price):       3.50%   4.50%    4.50%     4.50%    4.50%  4.50%   4.50%
Maximum sales load
  imposed on reinvested
  dividends:              None    None     None      None     None   None    None
Maximum deferred sales
  load:*                  None    None     None      None     None   None    None
Redemption fees:          None    None     None      None     None   None    None
Exchange fees:            None    None     None      None     None   None    None
----------------------------------------------------------------------------------
Annual Fund Operating Expenses For Class A Shares
(as a percentage of average net assets)
----------------------------------------------------------------------------------
                                U.S.
                         Short- Govern-
                         Term   Ment    Municipal California       Growth
                         Bond   Income  Bond      Tax-Free   Bond  & Income Growth
                         Fund   Fund    Fund      Fund       Fund  Fund     Fund
----------------------------------------------------------------------------------
Management fees (after
  waivers)**             0.00%   0.15%    0.00%     0.00%    0.10%  0.28%   0.16%
12b-1 fees (including
  service fees)***       0.25%   0.25%    0.25%     0.25%    0.25%  0.25%   0.25%
Other expenses (after
  waivers and
  reimbursements)**      0.50%   0.35%    0.50%     0.50%    0.40%  0.37%   0.54%
Total Fund operating
  expenses (after
  waivers and
  reimbursements)**      0.75%   0.75%    0.75%     0.75%    0.75%  0.90%   0.95%
----------------------------------------------------------------------------------

*A contingent deferred sales charge of 1.00% of the lesser of the net asset value at purchase or net asset value at redemption is imposed on redemptions requested within one year of purchases of $1,000,000 or more. The front-end sales load is waived on purchases of $1,000,000 or more.

**Griffin Advisers and Griffin Administrators currently intend to voluntarily waive a portion of their respective fees and reimburse the Funds for certain expenses. The percentages shown above under "Management fees (after waivers)," "Other expenses (after waivers and reimbursements)" and "Total Fund operating expenses (after waivers and reimbursements)" are based on amounts incurred dur-ing the most recent fiscal year, restated to reflect voluntary fee waivers and expense reimbursements that are expected to continue during the current fiscal year. Absent such voluntary waivers and reimbursements these percentages are expected to be 0.50%, 0.58% and 1.33%, respectively, for the Short-Term Bond Fund; 0.50%, 0.47% and 1.22%, respectively, for the U.S. Government Income Fund; 0.50%, 0.96% and 1.71%, respectively, for the Municipal Bond Fund; 0.50%, 0.47% and 1.22%, respectively, for the California Tax-Free Fund; 0.50%, 0.58% and 1.33%, respectively, for the Bond Fund; 0.60%, 0.37% and 1.22%, respective-ly, for the Growth & Income Fund; and 0.60%, 0.54% and 1.39%, respectively, for the Growth Fund. There can be no assurance that the foregoing voluntary fee waivers and expense reimbursements will continue.
***See "Summary of Fund Expenses--Distribution and Service Fees." Long-term holders of Class A Shares could pay more in distribution-related charges than the economic equivalent of the maximum front-end sales charge applicable to mu-tual funds sold by members of the National Association of Securities Dealers, Inc.

--------------------------------------------------------------------------------
Shareholder Transaction Expenses for Class B Shares

-----------------------------------------------------------------------------------
                                 U.S.
                          Short- Govern-
                          Term   Ment    Municipal California       Growth
                          Bond   Income  Bond      Tax-Free   Bond  & Income Growth
                          Fund   Fund    Fund      Fund       Fund  Fund     Fund
-----------------------------------------------------------------------------------
Maximum sales load
  imposed on purchases:    None    None     None      None     None   None    None
Maximum sales load
  imposed on reinvested
  dividends:               None    None     None      None     None   None    None
Maximum deferred sales
  load* (as a percentage
  of the lesser of net
  asset value at
  purchase or net asset
  value at redemption):
Redemption during year
  1:                      4.00%   5.00%    5.00%     5.00%    5.00%  5.00%   5.00%
Redemption during year
  2:                      3.00%   4.00%    4.00%     4.00%    4.00%  4.00%   4.00%
Redemption during year
  3:                      2.00%   3.00%    3.00%     3.00%    3.00%  3.00%   3.00%
Redemption during year
  4:                      1.00%   3.00%    3.00%     3.00%    3.00%  3.00%   3.00%
Redemption during year
  5:                      0.00%   2.00%    2.00%     2.00%    2.00%  2.00%   2.00%
Redemption during year
  6:                      0.00%   1.00%    1.00%     1.00%    1.00%  1.00%   1.00%
Redemption after year 6:  0.00%   0.00%    0.00%     0.00%    0.00%  0.00%   0.00%
Redemption Fees:           None    None     None      None     None   None    None
Exchange Fees:             None    None     None      None     None   None    None
-----------------------------------------------------------------------------------

*See "Contingent Deferred Sales Charge."

--------------------------------------------------------------------------------
Annual Fund Operating Expenses for Class B Shares
(as a percentage of average net assets)

--------------------------------------------------------------------------------
                              U.S.
                       Short- Govern-
                       Term   Ment    Municipal California       Growth
                       Bond   Income  Bond      Tax-Free   Bond  & Income Growth
                       Fund   Fund    Fund      Fund       Fund  Fund     Fund
--------------------------------------------------------------------------------
Management fees
  (after waivers)*     0.00%   0.15%    0.00%     0.00%    0.10%  0.28%   0.16%
12b-1 fees (including
  service fees)**      1.00%   1.00%    1.00%     1.00%    1.00%  1.00%   1.00%
Other expenses
  (after waivers and
  reimbursements)*     0.50%   0.35%    0.50%     0.50%    0.40%  0.37%   0.54%
Total Fund operating
  expenses (after
  waivers and
  reimbursements)*     1.50%   1.50%    1.50%     1.50%    1.50%  1.65%   1.70%
--------------------------------------------------------------------------------

*Griffin Advisers and Griffin Administrators currently intend to voluntarily waive a portion of their respective fees and reimburse the Funds for certain expenses. The percentages shown above under "Management fees (after waivers)," "Other expenses (after waivers and reimbursements)" and "Total Fund operating expenses (after waivers and reimbursements)" are based on amounts incurred dur-ing the most recent fiscal year, restated to reflect voluntary fee waivers and expense reimbursements that are expected to continue during the current fiscal year. Absent such voluntary waivers and reimbursements these percentages are expected to be 0.50%, 0.58% and 2.08%, respectively, for the Short-Term Bond Fund; 0.50%, 0.47% and 1.97%, respectively, for the U.S. Government Income Fund; 0.50%, 0.96% and 2.46%, respectively, for the Municipal Bond Fund; 0.50%, 0.47% and 1.97%, respectively, for the California Tax-Free Fund; 0.50%, 0.58% and 2.08%, respectively, for the Bond Fund; 0.60%, 0.37% and 1.97%, respective-ly, for the Growth & Income Fund; and 0.60%, 0.54% and 2.14%, respectively, for the Growth Fund. There can be no assurance that the foregoing voluntary fee waivers and expense reimbursements will continue.
**See "Summary of Fund Expenses--Distribution and Service Fees." Long-term holders of Class B Shares could pay more in distribution-related charges than the economic equivalent of the maximum front-end sales charge applicable to mu-tual funds sold by members of the National Association of Securities Dealers, Inc.

EXAMPLE: Assume hypothetically that each Fund's annual return is 5% and that its operating expenses are as described in the above table for the periods shown below. For every $1,000 you invested, the following shows the amounts you would have paid in total expenses (including sales charge) after the number of years indicated:

-------------------------------------------------------
                                After After After After
                                One   Three Five  Ten
                                Year  Years Years Years
-------------------------------------------------------
Money-Market                     $ 8   $24  $ 42  $ 93
Tax-Free Money Market            $ 8   $24  $ 42  $ 93
Short-Term Bond Fund
  Class A (1)                    $42   $58  $ 75  $125
  Class B (2)
   Assuming no redemption        $15   $47  $ 82  $140
   Assuming full redemption (3)  $55   $67  $ 82  $140
U.S. Government Income Fund
  Class A (4)                    $52   $68  $ 85  $134
  Class B (2)
   Assuming no redemption        $15   $47  $ 82  $140
   Assuming full redemption (3)  $65   $77  $102  $140
Municipal Bond Fund
  Class A (4)                    $52   $68  $ 85  $134
  Class B (2)
   Assuming no redemption        $15   $47  $ 82  $140
   Assuming full redemption (3)  $65   $77  $102  $140
California Tax-Free Fund
  Class A (4)                    $52   $68  $ 85  $134
  Class B (2)
   Assuming no redemption        $15   $47  $ 82  $140
   Assuming full redemption (3)  $65   $77  $102  $140
-------------------------------------------------------

(1) Assumes deduction at the time of purchase of the maximum 3.50% initial sales charge.
(2) Ten year figures assume conversion of Class B Shares to Class A Shares at end of sixth year.
(3) Assumes deduction at the time of redemption of the maximum applicable contingent deferred sales charge.
(4) Assumes deduction at the time of purchase of the maximum 4.50% initial sales charge.

-------------------------------------------------------
                                After After After After
                                One   Three Five  Ten
                                Year  Years Years Years
-------------------------------------------------------
Bond Fund
  Class A (4)                    $52   $68  $ 85  $134
  Class B (2)
   Assuming no redemption        $15   $47  $ 82  $140
   Assuming full redemption (3)  $65   $77  $102  $140
Growth & Income Fund
  Class A (4)                    $54   $72  $ 93  $151
  Class B (2)
   Assuming no redemption        $17   $52  $ 90  $157
   Assuming full redemption (3)  $67   $82  $110  $157
Growth Fund
  Class A (4)                    $54   $74  $ 95  $156
  Class B (2)
   Assuming no redemption        $17   $54  $ 92  $163
   Assuming full redemption (3)  $67   $84  $112  $163
-------------------------------------------------------

(1) Assumes deduction at the time of purchase of the maximum 3.50% initial sales charge.
(2) Ten year figures assume conversion of Class B Shares to Class A Shares at end of sixth year.
(3) Assumes deduction at the time of redemption of the maximum applicable contingent deferred sales charge.
(4) Assumes deduction at the time of purchase of the maximum 4.50% initial sales charge.

  THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  The purpose of the foregoing tables is to help you understand the various costs and expenses that a shareholder in a Fund will bear directly or indirectly. Operation of the Funds involves a variety of expenses for shareholder statements, tax reporting, legal, accounting and other services. These expenses are paid out of each Fund's assets and are illustrated by the above tables.

                             Financial Highlights

  The following financial information relating to the Funds has been derived from the financial statements of The Griffin Funds, and should be read in con-junction with such financial statements and the related notes that appear in the Funds' Annual Report, dated September 30, 1997, which is incorporated by reference in the SAI. The financial statements of The Griffin Funds for the periods presented have been audited by KPMG Peat Marwick LLP, the independent auditors to The Griffin Funds, whose report thereon appears in the Annual Re-port. Further information about, and management's discussion of, the Funds' performance is contained in the Funds' Annual Report, which may be obtained upon request and without charge. The Funds' SAI is incorporated by reference into this Prospectus.

-------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
                                                   Money Market
                                       =========================================
                                       Year       Year       Year     Period
                                       Ended      Ended      Ended    Ended
                                       9/30/97    9/30/96    9/30/95  9/30/94(A)
                                       --------   --------   -------  ----------
Net asset value--beginning of period      $1.00      $1.00     $1.00     $1.00
                                       --------   --------   -------   -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
 Net investment income                     0.05       0.05      0.05      0.03
 Net realized and unrealized gain
  (loss) on
  investments                              0.00       0.00      0.00      0.00
                                       --------   --------   -------   -------
  Total from investment operations         0.05       0.05      0.05      0.03
                                       --------   --------   -------   -------
LESS DISTRIBUTIONS:
 Distributions from net investment
  income                                  (0.05)     (0.05)    (0.05)    (0.03)
 Distributions from net realized gain
  (loss)                                   0.00       0.00      0.00      0.00
                                       --------   --------   -------   -------
  Total distributions                     (0.05)     (0.05)    (0.05)    (0.03)
                                       --------   --------   -------   -------
Net increase (decrease) in net asset
 value                                     0.00       0.00      0.00      0.00
                                       --------   --------   -------   -------
Net asset value--end of period            $1.00      $1.00     $1.00     $1.00
                                       ========   ========   =======   =======
Total return (not annualized)(d)           5.12%      5.05%     5.52%     3.36%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)       $229,774   $184,648   $79,964   $49,988
 Ratios to average net assets
  (annualized):
 Ratio of expenses to average net
  assets (i)                               0.53%      0.58%     0.42%     0.15%
 Ratio of net investment income to
  average
  net assets (ii)                          5.01%      4.92%     5.40%     4.25%
  (i) Ratio of expenses to average
      net
      assets prior to waivers and
      reimbursements (g)                   1.02%      1.09%     1.29%     1.64%
  (ii) Ratio of net investment income
       to
       average net assets prior to
       waivers
       and reimbursements (g)              4.52%      4.41%     4.53%     2.76%
 Portfolio Turnover Rate                    N/A        N/A       N/A       N/A
 Average Commission Rate Paid               N/A        N/A       N/A       N/A
--------------------------------------------------------------------------------

(a)The Fund commenced operations on October 19, 1993.

(b)The Fund commenced operations on June 12, 1995.
(c)Class B shares were not offered until November 1, 1994.
(d) Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charge.

(e) The Fund was managed by Piper Capital Management, Inc. until December 1, 1994 when The Boston Company Asset Management, Inc. assumed management responsibilities.

(f) The Fund was managed by Piper Capital Management, Inc. until December 1, 1994 when Payden & Rygel Investment Counsel assumed management responsibilities.

(g) Ratio reflects fees reduced in connection with specific agreements only for periods ended after September 30, 1995.

--------------------------------------------------------------------------------
Financial Highlights

-------------------------------------------------------------------------------
                                                Tax-Free Money Market
                                          =====================================
                                          Year     Year     Year     Period
                                          Ended    Ended    Ended    Ended
                                          9/30/97  9/30/96  9/30/95  9/30/94(A)
                                          -------  -------  -------  ----------
Net asset value--beginning of period        $1.00    $1.00   $1.00      $1.00
                                          -------  -------  ------    -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
 Net investment income                       0.03     0.03    0.03       0.02
 Net realized and unrealized gain (loss)
  on
  investments                                0.00     0.00    0.00       0.00
                                          -------  -------  ------    -------
  Total from investment operations           0.03     0.03    0.03       0.02
                                          -------  -------  ------    -------
LESS DISTRIBUTIONS:
 Distributions from net investment
  income                                    (0.03)   (0.03)  (0.03)     (0.02)
 Distributions from net realized gain
  (loss)                                     0.00     0.00    0.00       0.00
                                          -------  -------  ------    -------
  Total distributions                       (0.03)   (0.03)  (0.03)     (0.02)
                                          -------  -------  ------    -------
Net increase (decrease) in net asset
  value                                      0.00     0.00    0.00       0.00
                                          -------  -------  ------    -------
Net asset value--end of period              $1.00    $1.00   $1.00      $1.00
                                          =======  =======  ======    =======
Total return (not annualized)(d)             3.02%    3.00%   3.44%      2.22%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)          $16,161  $11,652  $8,621    $10,633
 Ratios to average net assets
  (annualized):
 Ratio of expenses to average net assets
  (i)                                        0.68%    0.62%   0.44%      0.17%
 Ratio of net investment income to
  average
  net assets (ii)                            2.98%    2.93%   3.39%      2.56%
  (i) Ratio of expenses to average net
      assets prior to waivers and
      reimbursements (g)                     1.42%    1.53%   1.90%      2.28%
  (ii) Ratio of net investment income to
       average net assets prior to
       waivers
       and reimbursements (g)                2.24%    2.02%   1.92%      0.45%
 Portfolio Turnover Rate                      N/A      N/A     N/A        N/A
 Average Commission Rate Paid                 N/A      N/A     N/A        N/A
-------------------------------------------------------------------------------

(Footnotes to "Financial Highlights" appear on page 15)

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                          Short-Term Bond
====================================================================================
            Class A                                     Class B
-------------------------------------       -------------------------------------------
Year        Year           Period           Year           Year           Period
Ended       Ended          Ended            Ended          Ended          Ended
9/30/97     9/30/96        9/30/95(B)       9/30/97        9/30/96        9/30/95(B)
-------     -------        ----------       -------        -------        ----------
  $9.98      $10.05          $10.00          $9.98         $10.05           $10.00
-------     -------          ------         ------         ------           ------
   0.56        0.54            0.18           0.50           0.49             0.20
   0.11       (0.07)           0.05           0.10          (0.07)            0.05
-------     -------          ------         ------         ------           ------
   0.67        0.47            0.23           0.60           0.42             0.25
-------     -------          ------         ------         ------           ------
  (0.56)      (0.54)          (0.18)         (0.50)         (0.49)           (0.20)
   0.00        0.00            0.00           0.00           0.00             0.00
-------     -------          ------         ------         ------           ------
  (0.56)      (0.54)          (0.18)         (0.50)         (0.49)           (0.20)
-------     -------          ------         ------         ------           ------
   0.11       (0.07)           0.05           0.10          (0.07)            0.05
-------     -------          ------         ------         ------           ------
 $10.09       $9.98          $10.05         $10.08          $9.98           $10.05
=======     =======          ======         ======         ======           ======
   6.86%       4.82%           2.32%          6.20%          4.29%            2.51%
$50,153     $19,554          $3,582           $175           $143              $13
   0.56%       0.39%           0.00%          1.06%          0.90%            0.00%
   5.55%       5.42%           5.91%          5.01%          4.81%            5.54%
   1.33%       1.58%           2.76%          2.06%          2.29%            3.33%
   4.78%       4.23%           3.15%          4.01%          3.42%            2.21%
  23.67%      29.37%           1.05%         23.67%         29.37%            1.05%
    N/A         N/A             N/A            N/A            N/A              N/A
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Financial Highlights (cont.)

-------------------------------------------------------------------------------
                                                U.S. Government Income
                                          =====================================
                                                       Class A
                                          -------------------------------------
                                          Year     Year     Year     Period
                                          Ended    Ended    Ended    Ended
                                          9/30/97  9/30/96  9/30/95  9/30/94(A)
                                          -------  -------  -------  ----------
Net asset value--beginning of period        $9.01    $9.24    $8.77     $9.50
                                          -------  -------  -------   -------
Income (loss) from investment
operations:
 Net investment income                       0.57     0.57     0.63      0.56
 Net realized and unrealized gain (loss)
  on investments                             0.18    (0.21)    0.47     (0.73)
                                          -------  -------  -------   -------
  Total from investment operations           0.75     0.36     1.10     (0.17)
                                          -------  -------  -------   -------
LESS DISTRIBUTIONS:
 Distributions from net investment
  income                                    (0.57)   (0.57)   (0.63)    (0.56)
 Distributions from net realized gain
  (loss)                                     0.00    (0.02)    0.00      0.00
                                          -------  -------  -------   -------
Total distributions                         (0.57)   (0.59)   (0.63)    (0.56)
                                          -------  -------  -------   -------
 Net increase (decrease) in net asset
  value                                      0.18    (0.23)    0.47     (0.73)
                                          -------  -------  -------   -------
Net asset value--end of period              $9.19    $9.01    $9.24     $8.77
                                          =======  =======  =======   =======
Total return (not annualized)(d)             8.62%    4.02%   13.00%    (1.83)%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)          $75,605  $43,717  $29,308   $19,158
 Ratios to average net assets
  (annualized):
 Ratio of expenses to average net assets
  (i)                                        0.54%    0.46%    0.21%     0.09%
 Ratio of net investment income to
  average net assets (ii)                   6.384%    6.23%    6.93%     6.24%
  (i) Ratio of expenses to average
      netassets prior to waivers and
      reimbursements (g)                     1.22%    1.29%    1.63%     1.83%
  (ii) Ratio of net investment income to
       average net assets prior to
       waivers
       and reimbursements (g)                5.71%    5.41%    5.51%     4.49%
 Portfolio Turnover Rate                   303.81%  101.00%   46.96%    28.20%
 Average Commission Rate Paid                 N/A      N/A      N/A       N/A
-------------------------------------------------------------------------------

(Footnotes to "Financial Highlights" appear on page 15)

--------------------------------------

---------------------------------------------------------------
                           U.S. Government Income
 ===========================================================================
                                  Class B
 ---------------------------------------------------------------------------
 Year                              Year                          Period
 Ended                             Ended                         Ended
 9/30/97                           9/30/96                       9/30/95(C)
 -------                           -------                       ----------
  $9.02                             $9.25                           $8.67
 ------                            ------                          ------
   0.53                              0.53                            0.52

   0.18                             (0.21)                           0.58
 ------                            ------                          ------
   0.71                              0.32                            1.10
 ------                            ------                          ------
  (0.53)                            (0.53)                          (0.52)
   0.00                             (0.02)                           0.00
 ------                            ------                          ------
  (0.53)                            (0.55)                          (0.52)
 ------                            ------                          ------
   0.18                             (0.23)                           0.58
 ------                            ------                          ------
  $9.20                             $9.02                           $9.25
 ======                            ======                          ======
   8.06%                             3.51%                          13.08%
 $3,946                            $3,439                          $1,564
   1.16%                             0.96%                           0.79%

   5.77%                             5.67%                           5.71%
   2.18%                             2.02%                           3.19%
   4.74%                             4.61%                           3.31%
 303.81%                           101.00%                          46.96%
    N/A                               N/A                             N/A
---------------------------------------------------------------

--------------------------------------------------------------------------------
Financial Highlights (cont.)

-------------------------------------------------------------------------------
                                                        Bond
                                        =======================================
                                                       Class A
                                        ---------------------------------------
                                        Year     Year     Year       8 Period
                                        Ended    Ended    Ended      Ended
                                        9/30/97  9/30/96  9/30/95(E) 9/30/94(A)
                                        -------  -------  ---------- ----------
Net asset value--beginning of period      $8.71    $8.99     $8.47      $9.50
                                        -------  -------   -------     ------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
 Net investment income                     0.54     0.56      0.58       0.52
 Net realized and unrealized gain
   (loss) on
   investments                             0.24    (0.28)     0.52      (1.03)
                                        -------  -------   -------     ------
  Total from investment operations         0.78     0.28      1.10      (0.51)
                                        -------  -------   -------     ------
LESS DISTRIBUTIONS:
 Distributions from net investment
   income                                 (0.54)   (0.56)    (0.58)     (0.52)
 Distributions from net realized gain
   (loss)                                  0.00     0.00      0.00       0.00
                                        -------  -------   -------     ------
  Total distributions                     (0.54)   (0.56)    (0.58)     (0.52)
                                        -------  -------   -------     ------
Net increase (decrease) in net asset
  value                                    0.24    (0.28)     0.52      (1.03)
                                        -------  -------   -------     ------
Net asset value--end of period            $8.95    $8.71     $8.99      $8.47
                                        =======  =======   =======     ======
Total return (not annualized)(d)           9.19%    3.12%    13.53%     (5.49)%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000)        $56,923  $27,761   $12,022     $7,539
 Ratios to average net assets
  (annualized):
 Ratio of expenses to average net
   assets (i)                              0.66%    0.47%     0.21%      0.09%
 Ratio of net investment income to
   average
   net assets (ii)                         2.14%    6.25%     6.69%      6.29%
  (i) Ratio of expenses to average net
      assets prior to waivers and
      reimbursements (g)                   1.33%    1.42%     2.20%      2.55%
  (ii) Ratio of net investment income
       to
       average net assets prior to
       waivers
       and reimbursements (g)              1.47%    5.29%     4.70%      3.83%
 Portfolio Turnover Rate                 117.41%  170.64%   327.31%     26.14%
 Average Commission Rate Paid               N/A      N/A       N/A        N/A
-------------------------------------------------------------------------------

(Footnotes to "Financial Highlights" appear on page 15)

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
             Bond                                            Municipal Bond
 ===========================================================================================================
            Class B                               Class A                               Class B
 --------------------------------------------------------------------------- -------------------------------
 Year      Year     Period        Year      Year       Year       Period     Year      Year    Period
 Ended     Ended    Ended         Ended     Ended      Ended      Ended      Ended     Ended   Ended
 9/30/97   9/30/96  9/30/95(C)(E) 9/30/97   9/30/96    9/30/95(F) 9/30/94(A) 9/30/97   9/30/96 9/30/95(C)(F)
 -------   -------  ------------- -------   ---------  ---------- ---------- -------   ------- -------------
  $8.70     $8.98       $8.36      $8.95      $8.98       $8.60      $9.50    $8.96     $8.98      $8.31
 ------    ------      ------     ------     ------      ------     ------   ------     -----      -----
   0.49      0.51        0.49       0.42       0.44        0.47       0.42     0.37      0.40       0.38
   0.24     (0.28)       0.62       0.34      (0.03)       0.38      (0.90)    0.33     (0.02)      0.67
 ------    ------      ------     ------     ------      ------     ------   ------     -----      -----
   0.73      0.23        1.11       0.76       0.41        0.85      (0.48)    0.70      0.38       1.05
 ------    ------      ------     ------     ------      ------     ------   ------     -----      -----
  (0.49)    (0.51)      (0.49)     (0.42)     (0.44)      (0.47)     (0.42)   (0.37)    (0.40)     (0.38)
   0.00      0.00        0.00       0.00       0.00        0.00       0.00     0.00      0.00       0.00
 ------    ------      ------     ------     ------      ------     ------   ------     -----      -----
  (0.49)    (0.51)      (0.49)     (0.42)     (0.44)      (0.47)     (0.42)   (0.37)    (0.40)     (0.38)
 ------    ------      ------     ------     ------      ------     ------   ------     -----      -----
   0.24     (0.28)       0.62       0.34      (0.03)       0.38      (0.90)   (0.33)    (0.02)      0.67
 ------    ------      ------     ------     ------      ------     ------   ------     -----      -----
  $8.94     $8.70       $8.98      $9.29      $8.95       $8.98      $8.60   $(9.29)    $8.96      $8.98
 ======    ======      ======     ======     ======      ======     ======   ======     =====      =====
   8.63%     2.62%      13.58%      8.64%      4.64%      10.18%     (5.15)%   7.96%     4.22%     12.86%
   $433      $412        $150     $9,612     $6,540      $5,512     $2,610     $431      $425        $56
   1.13%     0.96%       0.78%      0.55%      0.41%       0.40%      0.25%    1.07%     0.91%      0.90%
   2.24%     5.66%       5.56%      4.56%      4.88%       5.26%      5.03%    4.05%     4.27%      4.26%
   2.08%     2.15%       4.00%      1.71%      1.95%       3.30%      3.99%    2.47%     2.53%      5.56%
   1.33%     4.48%       2.34%      3.40%      3.35%       2.36%      1.29%    2.61%     2.64%     (0.40)%
 117.41%   170.64%     327.31%     12.95%      9.82%      81.90%     81.42%   12.95%     9.82%     81.90%
    N/A       N/A         N/A        N/A        N/A         N/A        N/A      N/A       N/A        N/A
------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Financial Highlights (cont.)

-------------------------------------------------------------------------------------------------
                                               California Tax-Free
                          =======================================================================
                                       Class A                              Class B
                          ---------------------------------------  ------------------------------
                          Year      Year     Year      Period      Year      Year      Period
                          Ended     Ended    Ended     Ended       Ended     Ended     Ended
                          9/30/97   9/30/96  9/30/95   9/30/94(A)  9/30/97   9/30/96   9/30/95(C)
                          -------   -------  -------   ----------  -------   -------   ----------
Net asset value--
  beginning of period     $  7.93     $7.92    $7.59      $8.50    $ 7.93     $7.92      $7.35
                          -------   -------  -------    -------    ------    ------      -----
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
 Net investment income       0.38      0.40     0.41       0.36      0.34      0.36       0.34
 Net realized and
  unrealized gain (loss)
  oninvestments              0.33      0.01     0.33      (0.91)     0.33      0.01       0.57
                          -------   -------  -------    -------    ------    ------      -----
  Total from investment
   operations                0.71      0.41     0.74      (0.55)     0.67      0.37       0.91
                          -------   -------  -------    -------    ------    ------      -----
LESS DISTRIBUTIONS:
 Distributions from net
  investment income         (0.38)    (0.40)   (0.41)     (0.36)    (0.34)    (0.36)     (0.34)
 Distributions from net
  realized gain (loss)       0.00      0.00     0.00       0.00      0.00      0.00       0.00
                          -------   -------  -------    -------    ------    ------      -----
  Total distributions       (0.38)    (0.40)   (0.41)     (0.36)    (0.34)    (0.36)     (0.34)
                          -------   -------  -------    -------    ------    ------      -----
Net increase (decrease)
 in net asset value          0.33      0.01     0.33      (0.91)     0.33      0.01       0.57
                          -------   -------  -------    -------    ------    ------      -----
Net asset value--end of
 period                   $  8.26     $7.93    $7.92      $7.59    $ 8.26     $7.93      $7.92
                          =======   =======  =======    =======    ======    ======      =====
Total return (not
 annualized)(d)              9.19%     5.23%   10.13%     (6.56)%    8.63%     4.70%     12.60%
RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of
  period (000)            $26,096   $20,876  $19,292    $13,815    $4,725    $3,159       $966
 Ratios to average net
  assets (annualized):
 Ratio of expenses to
  average net assets (i)     0.55%     0.38%    0.32%      0.25%     1.08%     0.89%      0.84%
 Ratio of net investment
  income to average net
  assets (ii)                4.72%     4.98%    5.36%      4.70%     4.18%     4.39%      4.47%
  (i) Ratio of expenses
      to average net
      assets prior to
      waivers and
      reimbursements (g)     1.22%     1.29%    1.65%      2.01%     2.01%     1.98%      2.97%
  (ii) Ratio of net
       investment income
       to average net
       assets prior to
       waivers and
       reimbursements
       (g)                   4.05%     4.06%    4.03%      2.94%     3.25%     3.30%      2.35%
 Portfolio Turnover Rate    34.88%    31.78%   86.69%     73.88%    34.88%    31.78%     86.69%
 Average Commission Rate
  Paid                        N/A       N/A      N/A        N/A       N/A       N/A        N/A
-------------------------------------------------------------------------------------------------

(Footnotes to "Financial Highlights" appear on page 15)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------
                           Growth & Income
==========================================================================
                Class A                              Class B
----------------------------------------- --------------------------------
Year      Year      Year       Period     Year      Year     Period
Ended     Ended     Ended      Ended      Ended     Ended    Ended
9/30/97   9/30/96   9/30/95(E) 9/30/94(A) 9/30/97   9/30/96  9/30/95(C)(E)
--------  --------  ---------- ---------- -------   -------  -------------
  $16.29    $14.30    $11.14     $11.00    $16.26    $14.29     $11.30
--------  --------   -------    -------   -------   -------     ------
    0.20      0.21      0.27       0.23      0.11      0.17       0.23
    5.77      2.32      3.22       0.13      5.76      2.28       3.05
--------  --------   -------    -------   -------   -------     ------
    5.97      2.53      3.49       0.36      5.87      2.45       3.28
--------  --------   -------    -------   -------   -------     ------
   (0.20)    (0.21)    (0.27)     (0.22)    (0.12)    (0.15)     (0.23)
   (1.14)    (0.33)    (0.06)      0.00     (1.14)    (0.33)     (0.06)
--------  --------   -------    -------   -------   -------     ------
   (1.34)    (0.54)    (0.33)     (0.22)    (1.26)    (0.48)     (0.29)
--------  --------   -------    -------   -------   -------     ------
    4.63      1.99      3.16       0.14      4.61      1.97       2.99
--------  --------   -------    -------   -------   -------     ------
  $20.92    $16.29    $14.30     $11.14    $20.87    $16.26     $14.29
========  ========   =======    =======   =======   =======     ======
   38.78%    18.08%    31.93%      3.29%    38.08%    17.48%     29.53%
$224,524  $102,485   $38,483    $14,174   $38,069   $16,658     $2,887
    0.73%     0.72%     0.43%      0.25%     1.26%     1.22%      1.01%
    1.39%     1.49%     2.30%      2.81%     0.60%     0.97%      1.64%
    1.22%     1.34%     1.80%      2.17%     1.97%     2.07%      2.92%
    0.90%     0.88%     0.93%      0.89%    (0.11)%    0.12%     (0.27)%
   93.14%    66.32%    92.01%     13.90%    93.14%    66.32%     92.01%
 $0.0577   $0.0498       N/A        N/A   $0.0577   $0.0498        N/A
--------------------------------------------------------------------------

--------------------------------------------------------------------------------

Financial Highlights (cont.)

----------------------------------------------------------------------------------
                                            Growth
                     =============================================================
                              Class A                        Class B
                     ------------------------------ ------------------------------
                     Year      Year      Period     Year      Year      Period
                     Ended     Ended     Ended      Ended     Ended     Ended
                     9/30/97   9/30/96   9/30/95(B) 9/30/97   9/30/96   9/30/95(B)
                     -------   -------   ---------- -------   -------   ----------
Net asset value--
 beginning of
 period               $13.76    $11.66     $10.00    $13.70    $11.65     $10.00
                     -------   -------     ------   -------   -------     ------
INCOME (LOSS) FROM
 INVESTMENT
 OPERATIONS:
 Net investment
  income               (0.04)     0.01       0.03     (0.10)    (0.02)      0.03
 Net realized and
  unrealized gain
  (loss)
  oninvestments         3.02      2.12       1.63      2.99      2.09       1.62
                     -------   -------     ------   -------   -------     ------
  Total from
   investment
   operations           2.98      2.13       1.66      2.89      2.07       1.65
                     -------   -------     ------   -------   -------     ------
LESS DISTRIBUTIONS:
 Distributions from
  net investment
  income                0.00     (0.03)      0.00      0.00     (0.02)      0.00
 Distributions from
  net realized gain
  (loss)                0.00      0.00       0.00      0.00      0.00       0.00
                     -------   -------     ------   -------   -------     ------
  Total
   distributions        0.00     (0.03)      0.00      0.00     (0.02)      0.00
                     -------   -------     ------   -------   -------     ------
Net increase
 (decrease) in net
 asset value            2.98      2.10       1.66      2.89      2.05       1.65
                     -------   -------     ------   -------   -------     ------
Net asset value--
 end of period        $16.74    $13.76     $11.66    $16.59    $13.70     $11.65
                     =======   =======     ======   =======   =======     ======
Total return (not
 annualized)(d)        21.66%    18.35%     16.60%    21.09%    17.80%     16.50%
RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of
  period (000)       $58,180   $21,027     $4,187    $4,132    $2,170       $149
 Ratios to average
  net assets
  (annualized):
 Ratio of expenses
  to average net
  assets (i)            0.90%     0.49%      0.00%     1.40%     1.01%      0.00%
 Ratio of net
  investment income
  to average net
  assets (ii)          (0.13)%    0.21%      1.20%    (0.85)%   (0.36)%     1.07%
  (i) Ratio of
      expenses to
      average net
      assets prior
      to waivers
      and
      reimbursements
      (g)               1.39%     1.68%      3.46%     2.14%     2.43%      3.85%
  (ii) Ratio of
       net
       investment
       income to
       average net
       assets
       prior to
       waivers and
       reimbursements
       (g)             (0.62)%   (0.98)%    (2.26)%   (1.59)%   (1.78)%    (2.78)%
 Portfolio Turnover
  Rate                 22.37%    16.40%      0.06%    22.37%    16.40%      0.06%
 Average Commission
  Rate Paid          $0.0271   $0.0281        N/A   $0.0271   $0.0281        N/A
----------------------------------------------------------------------------------

(Footnotes to "Financial Highlights" appear on page 15)

                       Investment Policies and Procedures
  The MONEY MARKET FUND invests in high quality U.S. dollar-denominated money market instruments, including (i) bank obligations, consisting of certificates of deposit and bankers' acceptances of U.S. and foreign banks; (ii) commercial paper; (iii) U.S. Government obligations; and (iv) other debt obligations, con-sisting of municipal obligations, corporate bonds, asset-backed securities and securities issued by special purpose entities. The Money Market Fund also may engage in repurchase and reverse repurchase transactions. In addition, the Fund may buy or sell securities on a when-issued or delayed-delivery basis and may purchase restricted and illiquid instruments.

  The Fund will concentrate (i.e., invest more than 25% of its total assets) in the financial services industry. Because the Fund concentrates its investments in the financial services industry, its performance may be affected more sig-nificantly by conditions affecting banks and other financial services companies than the performance of funds that do not concentrate in the financial services industry. See "The Funds in Detail--Investment Limitations."

  The TAX-FREE MONEY MARKET FUND invests in high quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. These include municipal obligations issued by states or their counties, munici-palities, authorities or other political subdivisions, and municipal obliga-tions issued by territories or possessions of the U.S., such as Puerto Rico.

  As a matter of fundamental policy, under normal market conditions, the Fund will invest its assets so that at least 80% of its income distributions are ex-empt from federal income tax and the federal alternative minimum tax.

  The Tax-Free Money Market Fund invests in high quality, short-term municipal securities but it may also invest in high quality, long-term fixed, variable or floating rate municipal instruments (including tender option bonds) and munici-pal instruments with demand features and standby commitments whose features give them interest rates, maturities and prices similar to short-term instru-ments. See "Additional Securities and Investment Practices--Variable or Float-ing Rate Demand Obligations," and "Additional Securities and Investment Prac-tices--Standby Commitments" in the SAI. Generally, the Fund's investments in municipal securities will consist of tax, revenue or bond anticipation notes; tax- exempt commercial paper, general obligation or revenue bonds (including municipal lease obligations and resource recovery bonds); and zero coupon bonds. The Fund may buy or sell securities on a when-issued or delayed-delivery basis, and may purchase restricted securities and illiquid instruments.
  The Tax-Free Money Market Fund may temporarily change its investment focus for defensive purposes. During periods when, in the Adviser's opinion, a tempo-rary defensive posture in the market is appropriate, the Fund may hold cash that is not earning interest or invest in obligations whose interest may be federally taxable. Under such circumstances, the Fund may temporarily invest so that less than 80% of its income distributions are federally tax-free. Feder-ally taxable obligations in which the Fund may invest include obli-gations issued by the U.S. Government or any of its agencies or instrumentali-ties, high quality commercial paper, certificates of deposit and repurchase agreements.
  Pursuant to procedures adopted by the Board of Directors, the Money Market Funds may purchase only high-quality securities that the Adviser believes pres-ent minimal credit risks. To be considered high quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating services (or by one, if only one rating service has rated the security) or, if unrated, must be judged to be of equivalent quality by the Adviser. For more information concerning the instruments in which the Money Market Funds may invest, see "The Funds in Detail--Description of Investments."

  The SHORT-TERM BOND FUND invests primarily in short- and intermediate-term corporate and government bonds and mortgage-related debt securities. Under nor-mal market conditions, the Short-Term Bond Fund will invest at least 65% of its total assets in bonds and will maintain an average dollar-weighted effective maturity of three years or less. The Short-Term Bond Fund will not purchase any security whose effective maturity, average life or tender date measured from the date of settlement exceeds seven years. Securities purchased by the Fund will be rated investment grade by a nationally recognized statistical rating organization or, if unrated, will be of equivalent quality as determined by the Adviser.

  The Short-Term Bond Fund may, however, invest up to 5% of its net assets in securities rated below investment grade by a nationally recognized statistical rating organization (or, if not rated, of comparable quality).

  Securities with the lowest investment grade rating (e.g., rated BBB by Stan-dard & Poor's Corporation ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's")) have speculative characteristics and changes in economic condi-tions are more likely to lead to a weakened capacity to make principal and in-terest payments than is the case with higher grade debt obligations. These con-cerns are heightened in the case of securities rated below investment grade. See "Additional Securities and Investment Practices--High Yield, High Risk Se-curities" in the SAI for additional information.

  In addition to debt securities issued by corporate and government issuers, the Short-Term Bond Fund may invest in a variety of mortgage-backed securities, including securities issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"). In addition, the Short-Term Bond Fund may invest in bank obligations, collateralized mortgage obligations ("CMOs"), and dollar-denominated foreign securities. The Short-Term Bond Fund may pur-chase securities on a when-issued or delayed-delivery basis and may purchase restricted and illiquid securities. Furthermore, the Short-Term Bond Fund may engage in repurchase and reverse repurchase transactions, may loan its portfo-lio securities and may purchase securities issued by other investment compa-nies. For more information concerning these and other investments that the Fund may make, see "The Funds in Detail--Description of Investments" and the SAI.

  The U.S. GOVERNMENT INCOME FUND invests primarily in a portfolio consisting of intermediate and long-term U.S. Government Obligations, including U.S. Trea-sury bonds, notes and bills and other bonds and obligations issued or guaran-teed by the U.S. Government, government-sponsored enterprises or federal agen-cies such as the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage As-sociation ("FNMA"). Under normal market conditions, at least 65% of the value of the U.S. Government Income Fund's total assets will be invested in U.S. Gov-ernment Obligations. U.S. Government Obligations have a low default risk be-cause they are issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and relatively low purchase and sale transaction costs. With respect to U.S. Government Obligations supported only by the credit of the issuing agency, there is no guarantee that the U.S. Government will provide support to such agencies.

  The U.S. Government Income Fund may temporarily invest some of its assets in cash reserves or certain high-quality, money market instruments or may engage in other investment activities. Such temporary investments would more likely be made by the Adviser when there is an unexpected or abnormal level of investor purchases or redemptions of U.S. Government Income Fund shares or because of unusual market conditions. Permitted investments and investment activities con-sist of variable or floating rate or inverse floating rate instruments, asset-backed securities, mortgage-backed securities, CMOs and custodial receipts, zero coupon bonds, STRIPS, certificates of deposit, commercial paper, repur-chase agreements, dollar-denominated foreign securities and loans of portfolio securities. The U.S. Government Income Fund may buy and sell securities on a when- issued or delayed-delivery basis and may purchase restricted and illiquid securities. The U.S. Government Income Fund also may buy and sell options and futures contracts to generate income for the Fund and for hedging purposes. Sales of options contracts will be limited to covered options.

  The U.S. Government Income Fund may invest in obligations of any maturity. The annual portfolio turnover rate generally is not a factor in the management of the U.S. Government Income Fund. The portfolio turnover rate for the most recent fiscal year was 304%, although it generally is not expected to exceed 100% in any year. A high portfolio turnover rate should not result in the U.S. Government Income Fund paying substantially more in brokerage commissions since most transactions in U.S. Government securities are effected on a principal ba-sis; such securities, however, are subject to a mark-up. For more information concerning these and other investments that the Fund may make, see "The Funds in Detail--Description of Investments" and the SAI.
  The MUNICIPAL BOND FUND invests primarily in intermediate to long-term in-vestment grade municipal securities that are rated at the date of purchase in the top four rating groups by one of the nationally recognized statistical rat-ing organizations, such as obligations rated AAA/Aaa, AA/Aa, A/A and BBB/Baa by S&P or Moody's, respectively. The Municipal Bond Fund also may invest in unrated municipal securities that are determined by the Adviser to be of comparable quality. Under normal market conditions, at least 65% of the Municipal Bond Fund's total assets are invested in investment grade municipal securities. Securities with the lowest investment grade rating have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.

  These rating limitations apply at the time of acquisition of a security based on the last previous determination of net asset value. Any subsequent change in any rating by a rating service will not require elimination of any security from the portfolio of the Fund.

  As a matter of fundamental policy, at least 80% of the Municipal Bond Fund's total assets are invested (under normal market conditions) in municipal secu-rities that pay interest which is exempt from federal income taxes and which is not subject to the federal alternative minimum tax. The Adviser will, under normal market conditions, invest substantially all of the Municipal Bond Fund's assets in the following types of municipal securities: fixed, variable or floating rate general obligation and revenue bonds (including municipal lease obligations and resource recovery bonds); zero coupon and asset-backed securities; tax, revenue or bond anticipation notes; and tax-exempt commercial paper. The Municipal Bond Fund has no restriction on portfolio maturity, but the dollar-weighted average maturity of the portfolio is expected to be greater than 10 years. The Municipal Bond Fund may buy or sell securities on a when-issued or delayed-delivery basis, and may purchase restricted and illiq-uid securities. The Municipal Bond Fund may also buy and sell options and futures contracts.
  The Municipal Bond Fund may temporarily invest some of its assets in cash reserves or certain high-quality, taxable money market instruments, or may en-gage in other investment activities. Permitted taxable investments and invest-ment activities consist of U.S. Government Obligations, CMOs, STRIPS, certifi-cates of deposit, commercial paper, taxable municipal securities, repurchase agreements and loans of portfolio securities. Such temporary investments would most likely be made by the Adviser when there is an unexpected or abnormal level of investor purchases or redemptions of Mu-nicipal Bond Fund shares or because of unusual market conditions. The income from these temporary investments and investment activities would be subject to federal income taxes.

  The Municipal Bond Fund may invest any portion of its assets in industrial revenue bonds ("IRBs") backed by private issuers, and may invest up to 25% of its total assets in IRBs related to a single industry. The Municipal Bond Fund may also invest 25% or more of its total assets in municipal securities whose revenue sources are from similar types of projects, e.g., education, electric utilities, healthcare, housing, transportation, or water, sewer and gas utili-ties. There may be economic, business or political developments or other con-ditions that affect securities of a similar type or within a single industry. Therefore, developments affecting a single issuer, industry or type of project could have a significant effect on the Municipal Bond Fund's performance.

  The annual portfolio turnover rate is not a factor in the management of the Municipal Bond Fund; however, it is not expected to exceed 100% in any year. A high portfolio turnover rate should not result in the Municipal Bond Fund's paying substantially more brokerage commissions, since most transactions in mu-nicipal securities are effected on a principal basis; such securities, however, are subject to a mark-up. For more information concerning these and other in-vestments that the Fund may make, see "The Funds in Detail--Description of In-vestments" and the SAI.
  The CALIFORNIA TAX-FREE FUND invests primarily in intermediate to long-term, investment grade California municipal securities that are rated at the date of purchase in the top four rating categories by a nationally recognized statisti-cal rating organization, such as obligations rated AAA/Aaa, AA/Aa, A/A and BBB/Baa by S&P or Moody's respectively. The California Tax-Free Fund also may invest in unrated municipal securities that are determined by the Adviser to be of comparable quality. Securities with the lowest investment grade rating have speculative characteristics and changes in economic conditions or other circum-stances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.

  As a matter of fundamental policy, at least 80% of the California Tax-Free Fund's total assets are invested (under normal market conditions) in municipal securities that pay interest which is exempt from federal income taxes and which is not subject to the federal alternative minimum tax. In addition, under normal market conditions, at least 65% of the California Tax-Free Fund's total assets are invested in municipal securities that pay interest which is exempt from California personal income taxes. The California Tax-Free Fund may invest 25% or more of its assets in California municipal securities that are related in such a way that an economic, business or political development or change af-fecting one such security would also affect the other securities, for example, municipal securities the interest on which is paid from revenues of similar projects. See "Special Factors Affecting the California Tax-Free Fund" in the SAI.


  Because the California Tax-Free Fund invests primarily in securities issued by entities within the State, the Fund is more susceptible to changes in value due to political or economic changes affecting the State of California or its subdivisions than funds that do not invest a significant portion of their as-sets in California securities. From mid-1990 to early 1994, California suffered a recession, resulting in high unemployment rates and recurring budget defi-cits. Additionally, the state sustained a budget deficit in its Special Fund for Economic Uncertainties ("SFEU"). Consequently, between October 1991 and July 1994, the rating agencies reduced the State's credit ratings. Moody's low-ered its rating from "Aaa" to "A1", S&P lowered its rating from "A+" to "A" and Fitch Investors Service lowered its rating from "AAA" to "A".

  Since the beginning of 1994, the California economy has been steadily recov-ering from the recession of the early 1990s. Employment has grown by 500,000 additional jobs during 1994 and 1995 and by 400,000 new jobs between the fourth quarters of 1996 and 1997. Due to the improved economy, the state has had bud-get surpluses for five consecutive fiscal years. Additionally, the SFEU is projected by some analysts to have a positive balance of approximately $553 million as of June 30, 1998. As a result of these economic improvements, S&P updated its rating of California municipal obliga-tions to A+ on July 30, 1996, where it remains today. Griffin Advisers will continue to monitor and evaluate the Fund's investments in light of the events in California and the Fund's investment objective and policies. For additional information, see "Special Factors Affecting the California Tax-Free Fund" in the SAI.

  The Adviser will, under normal market conditions, invest substantially all of the California Tax-Free Fund's assets in the following types of municipal secu-rities: fixed, variable or floating rate general obligation and revenue bonds (including municipal lease obligations and resource recovery bonds); zero cou-pon and asset-backed securities; tax, revenue or bond anticipation notes; and tax-exempt commercial paper issued by or on behalf of the State of California, its cities, municipalities, political subdivisions and other public authori-ties. The California Tax-Free Fund may buy or sell securities on a when-issued or delayed- delivery basis, and may purchase restricted and illiquid securi-ties. The California Tax-Free Fund may also buy and sell options and futures contracts.
  The California Tax-Free Fund may temporarily invest some of its assets in cash reserves or certain high-quality, taxable money market instruments, or may engage in other investment activities. Permitted taxable investments and in-vestment activities consist of U.S. Government Obligations, CMOs, certificates of deposit, STRIPS, commercial paper, taxable municipal securities, repurchase agreements, interest rate swaps, interest rate caps and floors, and loans of portfolio securities. Such temporary investments would most likely be made when there is an unexpected or abnormal level of investor purchases or redemptions of California Tax-Free Fund shares or because of unusual market conditions. The income from these temporary investments and investment activities would be sub-ject to federal income taxes and California personal income taxes.

  The California Tax-Free Fund is classified as "non-diversified" under the In-vestment Company Act of 1940 and, as such, is not limited in the proportion of its assets that it may invest in the obligations of a single issuer. However, the Fund intends to conduct its operations to qualify as a "regulated invest-ment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, among other requirements, the Fund will limit its investments so that (i) not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets,
(A) not more than 5% of the value of its total assets will be invested in the securities of a single issuer, and (B) the Fund will not own more than 10% of the outstanding voting securities of a single issuer (since the securities or-dinarily purchased by the Fund are nonvoting securities, there is typically no limit on the percentage of an issuer's obligations that the Fund may own).
  The annual portfolio turnover rate is not a factor in the management of the California Tax-Free Fund; however, it is not expected to exceed 100% in any year. A high portfolio turnover rate should not result in the California Tax-Free Fund paying substantially more brokerage commissions, since most transactions in municipal securities are ef-fected on a principal basis; such securities, however, are subject to a mark-up. For more information concerning these and other investments that the Fund may make, see "The Funds in Detail--Description of Investments" and the SAI.

  The BOND FUND invests in corporate debt securities which are debt obliga-tions of all types issued by U.S. or foreign corporations, banks or other business organizations. The debt obligations in which the Fund invests include bonds, notes, commercial paper, certificates of deposit, convertible bonds, asset-backed securities, zero coupon bonds and other types of fixed-income in-struments with fixed or floating interest rates. The Fund may invest in non-corporate debt obligations issued by U.S. or foreign governments or government agencies, including U.S. Government Obligations, mortgage-backed securities, including collateralized mortgage obligations, and money market instruments such as repurchase agreements. The Bond Fund may also buy and sell options and futures contracts.

  Under normal market conditions, at least 65% of the Bond Fund's total assets will be invested in bonds, and at least 65% of its total assets will be in-vested in debt securities that are rated investment grade by a nationally rec-ognized statistical rating organization (i.e., are rated in one of the top four rating categories) or are unrated but are determined by the Adviser to be of comparable quality. The Bond Fund may also invest up to 5% of its net as-sets in securities rated below investment grade by a nationally recognized statistical rating organization (or, if not rated, of comparable quality).

  Securities with the lowest investment grade rating (e.g., those rated Baa by Moody's or BBB by S&P) have speculative characteristics and changes in eco-nomic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. These concerns are heightened in the case of securi-ties rated below investment grade. See "Additional Securities and Investment Practices--High Yield, High Risk Securities" in the SAI for additional infor-mation. In general, investment grade debt securities involve less credit risk and lower yields than lower-rated debt securities.
  The Bond Fund has no specific limitations on the maturity of its invest-ments, but generally expects to focus on longer-term bonds. The Bond Fund may make substantial temporary investments in short-term securities and money mar-ket instruments for defensive purposes when, in the Adviser's judgment, market conditions warrant.

  In managing the Bond Fund's investments, the Adviser takes into account a variety of factors, including the outlook for interest rates, credit condi-tions and relative yields and returns for various types of fixed-income in-struments. The Bond Fund is not limited to U.S. securities, and may invest with a global perspective if the Adviser believes foreign securities offer at-tractive returns. In this regard, the Fund may invest up to 25% of its total assets in dollar-denominated securities of foreign issuers located in devel-oped and developing countries. Investments in foreign securities involve cer-tain risks that are not typically associated with investments in domestic se-curities. See "The Funds in Detail-- Description of Investments--Foreign Secu-rities" in this Prospectus, and "Additional Securities and Investment Practic-es--Foreign Securities" in the SAI. The

Adviser has broad flexibility to vary the Bond Fund's exposure to securities with different ma-turities, yields, credit quality and other characteristics based on its judg-ment on how to best seek the Bond Fund's objective. The Bond Fund may also consider the potential for capital appreciation when selecting investments.

  To manage its investment exposure, the Bond Fund may invest in options, futures contracts and other investments linked to security prices, interest rates or other financial indicators. See "The Funds in Detail--Description of Investments--Futures Contracts and Related Options." More detailed information about these securities is contained in the SAI. These contracts will be used only as a hedge against interest rate and securities price changes. Some of the Bond Fund's investments may have returns linked to commodity prices, which may help manage the impact of inflation on the Fund's portfolio.

  The annual portfolio turnover rate generally is not a factor in the manage-ment of the Bond Fund; generally, however, it is not expected to exceed 200%. A high portfolio turnover rate should not result in higher brokerage costs for the Bond Fund, since most transactions in debt securities are effected on a principal basis; such securities, however, are subject to a mark-up. For more information concerning these and other investments that the Fund may make, see "The Funds in Detail--Description of Investments" and the SAI.

  The GROWTH & INCOME FUND invests primarily in common stocks that offer the potential for capital growth, current income or both. Under normal market con-ditions, at least 65% of the Fund's total assets is invested in common stocks. Emphasis is placed on (i) common stocks which are trading at low valuation levels relative to their fundamentals, such as price-to-current earnings, ei-ther relative to the market or to the security's historic price-to-earnings relationship, (ii) in common stocks which are trading at low prices in rela-tion to their prospects for long-term growth in dividends and earnings, and
(iii) in common stocks of issuers that have historically paid above-average or growing dividends. The Growth & Income Fund invests in common stocks so as to diversify its investments among companies and prevent concentration within in-dustries.

  The Growth & Income Fund also may purchase corporate bonds, notes and deben-tures, asset-backed securities, preferred stocks, convertible securities (both debt securities and preferred stocks) and U.S. Government securities if the Adviser determines that their purchase would help achieve the Growth & Income Fund's investment objective. The Growth & Income Fund may invest up to 25% of its assets in corporate bonds and notes of investment grade quality (i.e., that are rated in one of the top four rating categories by a nationally recog-nized statistical rating organization or, if unrated, are determined by the Adviser to be of equivalent quality). Securities with the lowest investment grade rating have speculative characteristics and changes in economic condi-tions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations. The Growth & Income Fund also may hold a portion of its assets in cash and money market instruments.
  The Growth & Income Fund may engage in repurchase and reverse repurchase transactions. In addition, the Growth & Income Fund may purchase futures con-tracts and op-tions on futures contracts, and may purchase or write options on securities. The Growth & Income Fund may invest in dollar-denominated foreign securities, although it does not intend to invest more than 10% of its total assets in such securities.
  At times, the Adviser may judge that conditions in the securities markets make pursuing the Growth & Income Fund's basic investment strategy inconsistent with the best interests of the Growth & Income Fund's shareholders. At such times, the Adviser may temporarily use alternative strategies, primarily de-signed to reduce fluctuations in the value of the Growth & Income Fund's as-sets.

  In implementing these "defensive" strategies, the Growth & Income Fund may invest without limit in high quality debt securities or preferred stocks, or in other securities that the Adviser considers consistent with such defensive strategies. When the Growth & Income Fund is in a temporary defensive position, it may not be pursuing its investment objective. It is impossible to predict when, or for how long, the Growth & Income Fund will pursue these alternative strategies.

  The annual portfolio turnover rate generally is not a factor in the manage-ment of the Growth & Income Fund; however, it is not expected to exceed 100%. A higher portfolio turnover rate may result in higher brokerage costs for the Fund. For more information regarding the Growth & Income Fund's permissible in-vestments, see "The Funds in Detail--Description of Investments" and the SAI.

  The GROWTH FUND invests primarily in the common stocks of mid-cap companies that, in the opinion of the Adviser, offer above-average growth potential. Un-der normal market conditions, the Growth Fund will invest at least 65% of its total assets in the common stocks of mid-cap companies that are considered to offer the potential for above-average growth. The Growth Fund seeks to invest in mid-cap companies that (i) offer proven products or services, (ii) have a historical record of above-average earnings growth, (iii) demonstrate the po-tential to sustain earnings growth, (iv) operate in industries experiencing in-creasing demand, and/or (v) are believed to be reasonably valued in the market.

  Mid-cap growth companies are often still in the early, more dynamic phase of a company's life cycle, but have enough corporate history that they are no longer considered new or emerging. They are usually mature enough to have es-tablished organizational structures and the depth of management needed to ex-pand their operations. In addition, these companies generally have sufficient financial resources and access to capital to finance any future growth.

  While investing in mid-cap growth companies generally entails greater risk and volatility than investing in larger, more-established companies, mid-cap companies generally offer the potential for more rapid growth. They also may offer greater potential for capital appreciation because of their higher growth rates. In addition, the stocks of mid-cap companies are less actively followed by securities analysts and may, therefore, at times be undervalued by the mar-ket in general.
  In addition to common stocks, the Growth Fund may invest in preferred stocks, convertible securities and futures and options. The Growth Fund may invest up to 25% of its total assets in dollar-denominated foreign securities. The Growth Fund may pur-chase securities on a when-issued or delayed-delivery basis, may loan its port-folio securities and may invest in securities issued by other investment compa-nies, consistent with the Growth Fund's investment objective and policies. Fur-thermore, the Growth Fund may invest in restricted and illiquid securities. The Growth Fund also may hold a portion of its assets in cash and money market in-struments.
  At times, the Adviser may judge that conditions in the securities markets make pursuing the Growth Fund's basic investment strategy inconsistent with the best interests of the Growth Fund's shareholders. At such times, the Adviser may temporarily use alternative strategies, primarily designed to reduce fluc-tuations in the value of the Growth Fund's assets.
  In implementing these "defensive" strategies, the Growth Fund may invest without limit in high quality debt securities or preferred stocks, or invest in other securities that the Adviser considers consistent with such defensive strategies. When the Growth Fund is in a temporary defensive position, it may not be pursuing its investment objective. It is impossible to predict when, or for how long, the Fund will pursue these alternative strategies.

  The annual portfolio turnover rate generally is not a factor in the manage-ment of the Fund; however, it is not expected to exceed 100% in any year. A higher portfolio turnover rate may result in higher brokerage costs for the Fund. For more information concerning these and other investments that the Fund may make, see "The Funds in Detail--Description of Investments" and the SAI.

                               Your Fund Account
TYPES OF ACCOUNTS

  You may set up an account directly in any of the Funds. The various types of accounts that can be established with The Griffin Funds are described below.

  Remember: The account guidelines may not apply to certain retirement ac-counts. If your employer offers any of the Funds through a retirement program, contact your employer for more information. Otherwise, call The Griffin Funds directly, or contact your Griffin Financial Representative.
INDIVIDUAL OR JOINT TENANTS. Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).

RETIREMENT. Retirement plans can help individuals to "shelter" investment in-come and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applica-tions and typically have lower minimum initial and subsequent investment amounts. The following summarizes the general attributes of tax laws common to retirement programs. You should consult your tax adviser for more specific in-formation.

 .   Individual Retirement Accounts (IRAs) allow individuals who are not active participants in certain types of retirement plans and who are under age 70 1/2 with earned income to make deductible contributions to an IRA subject to certain dollar limitations.
 .   Rollover IRAs offer special tax advantages for certain distributions from employer-sponsored retirement plans.
 .   Keogh or Corporate Profit Sharing and Money Purchase Pension Plans allow self-employed individuals or small business owners (and their employees)
    to make tax deductible contributions for themselves and any eligible em-ployees up to $30,000 per year.
 .   New Savings Incentive Match Plans for Employees (SIMPLE Plans) and older
    Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh plan, together with fewer adminis-trative requirements.
 .   403(b) Custodial Accounts are available to employees of most tax-exempt institutions, including schools, hospitals and other charitable organiza-tions.
 .   401(k) Programs allow employees of a company which has established such a program to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

 .   Spousal IRAs allow a working spouse to make deductible contributions, sub-
    ject to certain dollar limitations, to an IRA established by a nonworking spouse (or by a spouse whose compensation from a job does not exceed $250 for the taxable year).

 .   Roth IRAs allow individuals, including individuals over the age of 70 1/2, to take tax-free distributions of the earnings on nondeductible contribu-tions.

EDUCATION. Education investment accounts allow certain taxpayers to contribute up to $500 per child per year to an education IRA. Earnings on such contribu-tions may be distributed tax free if used to pay the child's postsecondary ed-ucation expenses.

  The Tax-Free Money Market Fund, the Municipal Bond Fund and the California Tax-Free Fund probably are not appropriate investments for tax-exempt institu-tions or tax-sheltered retirement and education accounts, as such investors would receive no benefit from the tax-exempt status of any of these Funds' dividends.
GIFTS OR TRANSFER TO MINORS (UGMA, UTMA). These custodial accounts enable a donor to give or otherwise transfer money to a child and to obtain certain tax benefits. A donor can give up to $10,000 a year per child without having such contributions be subject to federal gift tax. Depending on applicable state laws, a custodial account can be established under either the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).
TRUST. The trust must be established before an account can be opened. You may have to provide additional materials or sign additional documents.

BUSINESS OR ORGANIZATION. Corporations, associations, partnerships, institu-tions and other organizations should contact a Griffin Financial Representa-tive for more information.

HOW TO PURCHASE SHARES

  If you are a new investor in the Funds, you may open your account in person or by wire as described on page 38. You also may complete and sign an account application and mail it together with your check. If you need an application, call 1-800-676-4450 or contact your Griffin Financial Representative.
  If you are already an investor in any Fund, you can make further investments in one of the Funds:
 .   In person,
 .   By mailing in an application with a check, or
 .   By exchanging from another Fund, subject to the limitations described in the other Fund's prospectus.
  You can arrange withdrawals from your checking or savings deposit account to open a new Fund account or to add to an existing Fund account, subject to the terms of the deposit account.
  If you are a first-time investor through a tax-sheltered retirement plan, such as an IRA, you will need a special application. Ask your Griffin Finan-cial Representative or call 1-800-676-4450 for more information about retire-ment plan investment procedures and a retirement application.
  If you buy shares by check, and then redeem those shares by any method other than by exchange to another Griffin Fund, the redemption proceeds will be mailed upon clearance of your purchase check, which may take up to fifteen days.

  All purchases made by check should be in U.S. dollars and be made payable to the appropriate Griffin Fund. Third-party checks, except those payable to an existing shareowner who is a natural person (as opposed to a corporation or partnership), credit cards and cash will not be accepted.

  From time to time, shares of the Money Market Fund and the Tax-Free Money Market Fund also may be available for purchase through various sweep and cash management programs offered by various entities, including Griffin Financial and its affiliates, on terms specified in those programs.

SHARE PRICE
MONEY MARKET FUNDS. The Money Market Funds' share price, referred to as the net asset value ("NAV"), is calculated every day that the New York Stock Exchange ("NYSE") is open for business.

  Share purchases are effected at the share price next determined after an or-der and good funds are received and accepted by a Money Market Fund. Share price is determined at 12:00 noon, Eastern time. Orders received with good funds before noon, Eastern time, are effective that day and orders received at or after noon, Eastern time, are effective the following business day. You will begin to accrue daily dividends the day after becoming a shareholder.

NON-MONEY MARKET FUNDS. Purchase orders for shares of the Non-Money Market Funds are effected at the NAV next determined (less any applicable sales charge) after an order and good funds are received and accepted by the Non-Money Market Fund. The offering price of Class A Shares of each Non-Money Mar-ket Fund is calculated on each day the NYSE is open for business, and reflects a sales load of 4.50% with respect to Non-Money Market Funds, other than the Short-Term Bond Fund, and 3.50% with respect to the Short-Term Bond Fund, un-less you qualify for a reduction or waiver as described under "Sales Load Re-ductions and Waivers." The amount remaining after deduction of any applicable sales load is invested at NAV. Class B Shares are offered at NAV but are sub-ject to a maximum deferred sales charge of 5.00% with respect to Non-Money Mar-ket Funds, other than the Short-Term Bond Fund, and 4.00% with respect to the Short-Term Bond Fund, of the lesser of NAV at purchase or NAV at redemption. Each day that the NYSE is open for business the NAV is calculated for each class of shares of each Non-Money Market Fund. NAV is determined as of the close of regular trading on the NYSE.

MINIMUM INVESTMENT AMOUNTS
FOR NEW ACCOUNTS

Minimum total initial investment  $1,000
Minimum investment per Fund         $250
For retirement accounts             $250
FOR ADDITIONAL INVESTMENTS          $100
For retirement accounts             $100
Through automatic investment         $50

--------------------------------------------------------------------------------
Purchasing Shares

-------------------------------------------------------------------------------------
 Method           To Open an Account         To Add to an Account
 IN PERSON        . Bring your application   . Bring your check to a Griffin
                    and check to a Griffin     Financial Representative. Call
                    Financial                  1-800-676-4450 for the
                    Representative. Call       Representative nearest you.
                    1-800-676-4450 for the
                    Representative nearest
                    you.
 MAIL             . Complete and sign the    . Make your check payable to "Money
                    application. Make your     Market Fund," "Tax-Free Money
                    check payable to           Market Fund," "Short-Term Bond
                    "Money Market Fund,"       Fund," "U.S. Government Income
                    "Tax-Free Money Market     Fund," "Municipal Bond Fund,"
                    Fund," "Short-Term         "California Tax-Free Fund," "Bond
                    Bond Fund," "U.S.          Fund," "Growth & Income Fund," or
                    Government Income          "Growth Fund." Indicate your Fund
                    Fund," "Municipal Bond     account number on your check.
                    Fund," "California
                    Tax-Free Fund," "Bond
                    Fund," "Growth &
                    Income Fund," or
                    "Growth Fund."
                   Mail to:                   Mail to (checks only):
                   P.O. Box 419245            P.O. Box 419647
                   Kansas City, Missouri      Kansas City, Missouri 64141
                   64141
                                             . Exchange by mail:
                                               call 1-800-676-4450 for instructions.
 PHONE            . Exchange from another    . Exchange from another Fund account
 1-800-676-4450     Fund account with the      with the same registration (identical
                    same registration          name(s), address, and taxpayer ID
                    (identical name(s),        number).
                    address, and taxpayer
                    ID number).
 WIRE             . Call 1-800-676-4450 to
                    set up your account
                    and to arrange a wire
                    transaction. Not
                    available for certain
                    retirement accounts.
                  . Wire within 24 hours     . Wire to: Investors Fiduciary Trust Co.
                    to:                        Routing #101 0036 21
                    Investors Fiduciary        Account #752-7144
                    Trust Co.                  Specify Fund and include your
                    Routing #101 0036 21       account number and your name.
                    Account #752-7144
                    Specify Fund and
                    include your new
                    account number and
                    your name.
 AUTOMATIC                                   . Automatic investments on a regular
 INVESTMENT PLANS                              basis: Call 1-800-676-4450.
-------------------------------------------------------------------------------------

HOW TO REDEEM SHARES

  You can take money out of your Fund account at any time by redeeming some or all of your shares. Your shares will be redeemed at the next share price calcu-lated after your order is received and accepted by a Fund. Except for any applicable contingent deferred sales charge ("CDSC"), The Griffin Funds impose no charge for redeem-ing shares.
  To redeem shares in a non-retirement account, you may use any of the methods described in this section.
  To redeem shares in a retirement account, your request must be made in writ-ing, except for exchanges to other Griffin Funds, which can be requested by phone or in writing. Call 1-800-676-4450 for a retirement distribution form.

  If you are redeeming some but not all of your shares, you must leave an ag-gregate of at least $1,000 worth of shares in your Griffin Funds account(s) to keep your account(s) open ($250 for retirement accounts).
  To redeem shares by wire, you will need to provide advance authorization.
  You may redeem shares of the Money Market Funds through the Money Market Funds' checkwriting service. There is no charge for this service and you may write an unlimited number of checks. The minimum check amount is $500. You may not use the checkwriting service if you have set up a systematic withdrawal plan. In addition, you should not write a check for the entire value of your account or close your account by writing a check.
  Certain redemption requests must include a signature guarantee. A signature guarantee is designed for your protection. Your request must be made in writing and must include a signature guarantee in any of the following situations:
 .You wish to redeem more than $100,000 worth of shares,
 .   Your account registration has changed within the last 60 days,
 .   The check is not being mailed to the address on your account (record address),
 .   The check is not being made payable to the account holder, or
 .   The redemption proceeds are being transferred to a Griffin Fund account registered in a different name.
  You can obtain a signature guarantee from a bank, broker (including Griffin Financial offices), dealer, credit union (if authorized under state law), secu-rities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
  The Griffin Funds, Griffin Financial and the transfer agent are not liable for damages resulting from following instructions communicated by telephone that they reasonably believe to be genuine. The Griffin Funds will employ rea-sonable procedures to confirm that instructions communicated by telephone are genuine. If The Griffin Funds fails to do so, it may be liable for any losses due to unauthorized or fraudulent instructions. The following procedures may be used to process telephone redemptions: (i) your Social Security number is re-quested; (ii) the dollar amount of the transaction is confirmed by reading it back to you; (iii) the address of record or predesignated account number for the distribution is confirmed; and (iv) you are given a control number so that the transaction can be traced should you have any questions.

  Certain purchase, redemption and exchange features (e.g., checkwriting (if applicable), automatic investment, systematic withdrawal, etc.) generally available to shareholders of the Money Market Fund and the Tax-Free Money Mar-ket Fund may not be available to an investor who purchases shares of such Funds through a sweep or other cash management program offered by various entities, including Griffin Financial and its affiliates.

REDEEMING SHARES IN WRITING

  Write a "letter of instruction" with:
 .   Your name,
 .   The Fund's name,
 .   Your Fund account number,
 .   The dollar amount or number of shares to be redeemed, and
 .   Any other applicable requirements listed in the following table.
Unless otherwise instructed, The Griffin Funds will send a check to the record address. Mail your instructions to:
                             The Griffin Funds, Inc.
                             P.O. Box 419245
                             Kansas City, Missouri 64141

--------------------------------------------------------------------------------
Redeeming Shares

---------------------------------------------------------------------------------------------
 Method            Account Type               Special Requirements
 PHONE             All account types except   . Maximum check request: $100,000
 1-800-676-4450    certain retirement
                   accounts
                                              . You may exchange to other Funds if
                                                both accounts are registered with the
                                                same name(s), address, and taxpayer
                                                ID number.
 MAIL OR IN PERSON Individual, Joint          . The letter of instruction must be signed
                   Tenants,                     by all persons required to authorize
                   Sole Proprietorships,        transactions, exactly as their names
                   UGMA, UTMA                   appear on the account.
                   Retirement accounts        . The account owner should complete a
                                                retirement distribution form. Call
                                                1-800-676-4450 to request one.
                   Trust                      . The trustee must sign the letter in this
                                                capacity. If the trustee is not named in
                                                the account registration, provide a copy
                                                of the trust document certified within
                                                the last 60 days.
                   Business or Organization   . At least one person authorized (by
                                                corporate resolution or other action) to
                                                act on behalf of the account must sign
                                                the letter.
                                              . Include a corporate resolution with
                                                corporate seal or a signature guarantee.
                   Executor, Administrator,   . Call 1-800-676-4450 for instructions.
                   Conservator, Guardian
 WIRE              All account types except   . You must authorize in writing the wire
                   certain retirement           feature before using it. To verify that
                   accounts                     the authorization is in place, call
                                                1-800-676-4450. Minimum wire: $5,000.
                                              . Your wire redemption must be received
                                                by The Griffin Funds before 4 p.m.
                                                Eastern time for money to be wired
                                                on the next business day.
 CHECKWRITING      All account types except   .Call 1-800-676-4450 to apply for checkwriting.
 (MONEY MARKET     retirement                 .Minimum check amount: $500.
 FUNDS ONLY)
---------------------------------------------------------------------------------------------

SHAREHOLDER SERVICES

  The Griffin Funds provide the following services to help you with your ac-count:

INFORMATION SERVICES

  You may visit a Griffin Financial Representative for information or assis-tance or you can call a 24-hour toll-free telephone number for automated ac-count balance information.
  Statements and reports that you will receive include the following:
 .Confirmation statements (generally after every transaction, except a reinvestment, that affects your account balance or your account registration)
 .Account statements (quarterly)
 .Fund reports (every six months)
  To reduce expenses, only one copy of most Fund reports will be mailed to you, even if you have more than one Fund account. Call 1-800-676-4450 if you need additional copies of any Fund reports or historical account information.

TRANSACTION SERVICES

  EXCHANGE PRIVILEGES allow you to redeem your shares in any of the Funds and buy shares of any other Fund by telephone or written exchange. Class A Shares of a Non-Money Market Fund may be exchanged for Class A Shares of another Non-Money Market Fund or for shares of the Money Market Fund or the Tax-Free Money Market Fund in an identically registered account at respective NAVs, provided that, if the other Fund charges a sales load on the purchase of the class of shares being acquired that is higher than the sales load that you have paid in connection with the shares you are exchanging, you pay the difference.

  Class B Shares of a Non-Money Market Fund may be exchanged for Class B Shares of another Non-Money Market Fund or for shares of the Money Market Fund or the Tax-Free Money Market Fund in an identically registered account at respective NAVs. The CDSC will not be imposed with respect to exchanges of Class B Shares for shares of another Fund but will be imposed, subject to applicable time pe-riods, upon a subsequent redemption. When a shareholder exchanges Class B Shares of a Non-Money Market Fund for shares of the same class of another Non-Money Market Fund or for shares of the Money Market Fund or the Tax-Free Money Market Fund, the remaining period of time (if any) that the CDSC is in effect will be computed from the time of the initial purchase of the previously-held shares. Accordingly, if a shareholder exchanges Class B Shares of a Non-Money Market Fund for shares of the Money Market Fund or the Tax-Free Money Market Fund, and redeems the shares of the Money Market Fund or the Tax-Free Money Market Fund within six years (or four years with respect to the Short-Term Bond
Fund) of the receipt of the purchase order for the exchanged Class B Shares, the shareholder will have to pay a deferred sales charge equal to the CDSC ap-plicable to the previously exchanged Class B Shares. A shareholder who ex-changes Class B Shares of a Non-Money Market

Fund for shares of the Money Market Fund or the Tax-Free Money Market Fund sub-sequently may re-exchange the acquired shares of the Money Market Fund or the Tax-Free Money Market Fund only for Class B Shares of a Non-Money Market Fund. If the shareholder re-exchanges the shares of the Money Market Fund or the Tax-Free Money Market Fund for Class B Shares of such a Non-Money Market Fund, the remaining period of time (if any) that the CDSC is in effect will be computed from the shareholder's initial purchase of Class B Shares.
  Shares of the Fund to be acquired must be registered for sale in the share-holder's state of residence. Investors should obtain and read the Prospectus for the Fund into which they desire to exchange before submitting an exchange order. Please remember that exchanges between Funds are limited to four per calendar year, and that exchanges may have tax consequences for you. For com-plete policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Fund Account Policies--Transaction Policies."

  AUTOMATIC INVESTMENT plans can help you in pursuing your financial goals by providing a convenient way to invest money regularly. The Griffin Funds lets you transfer money into your Fund account automatically on a monthly or quar-terly basis. Transfers will occur on or about the 5th or 20th day of the appli-cable month. The minimum monthly automatic investment amount is $50. Certain restrictions apply for retirement accounts. Call 1-800-676-4450 for more infor-mation.

  SYSTEMATIC WITHDRAWAL plans let you set up monthly, quarterly, semi-annual or annual redemptions from your account. The minimum eligible account size for this service is $10,000 and the minimum withdrawal amount is $50. Fund shares will be redeemed as necessary to meet withdrawal payments. Remember that with-drawals may result in a gain or loss for tax purposes, may involve the use of principal and may deplete all of the shares in your account.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Regular Investment Plans
--------------------------------------------------------------------------------
AUTOMATIC INVESTMENTS
To transfer money from your bank or depository institution account to a Fund

Minimum
      Frequency                          Opening or changing an Account
--------------------------------------------------------------------------------

$50   Monthly or quarterly               . For a new account, complete the
                                           appropriate section on the Fund
                                           application.

                                         . For existing accounts, contact your
                                           Griffin Representative or call 1-
                                           800-676-4450 for an application.

                                         . To change the amount or frequency
                                           of your investment, visit a Griffin
                                           Financial office or call 1-800-676-
                                           4450 at least ten business days
                                           prior to your next scheduled
                                           investment date.
--------------------------------------------------------------------------------
DIRECT DEPOSIT
To send all or a portion of your paycheck or Social Security check to a Fund

Minimum
      Frequency                          Opening or changing an Account
--------------------------------------------------------------------------------

$50   Every pay period                   . Check the appropriate box on the
                                           fund application, visit a Griffin
                                           Financial office or call 1-800-676-
                                           4450 for an authorization form.

                                         . Changes require a new authorization
                                           form.
--------------------------------------------------------------------------------
GRIFFIN AUTOMATIC EXCHANGES

To exchange shares of one Fund for shares of another Fund

Minimum
      Frequency                          Setting up or changing
--------------------------------------------------------------------------------

$50   Monthly, quarterly or              . Check the appropriate box on the
      annually Fund application, visit a Griffin Financial office or call 1-800-676-4450 for an authorization form.

                                         . To change the amount or frequency
                                           of your investment, visit a Griffin
                                           Financial office or call 1-800-676-
                                           4450

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Systematic Withdrawal Plans
--------------------------------------------------------------------------------
AUTOMATIC REDEMPTIONS
To redeem shares on a regular basis

Minimum
      Frequency                          Setting up or changing
--------------------------------------------------------------------------------

$50   Monthly, quarterly,                . For a new account, complete the
      semiannually or                      appropriate section on the Fund
      annually                             application.

                                         . For existing accounts, contact your
                                           Griffin Representative or call 1-
                                           800-676-4450 to request the
                                           appropriate form.

DIVIDENDS, CAPITAL GAINS AND TAXES

  Income dividends are accrued daily and paid monthly on all of the Funds ex-cept the Growth & Income Fund and the Growth Fund. Income dividends are de-clared and paid quarterly on the Growth & Income Fund and annually on the Growth Fund. Capital gains, if any, are declared and paid annually on all Funds.

DISTRIBUTION OPTIONS

  When you open an account, specify on your application how you want to re-ceive your distributions. Each Fund offers four options:
1. REINVESTMENT OPTION. Dividend and capital gain distributions will be automatically reinvested in additional Fund shares of the same class. If you do not indicate a choice on your application, it will be assumed that you have chosen this option.
2. EARNED-INCOME OPTION. Capital gain distributions will be automatically re-invested in shares of the same class, but you will be sent a check for each dividend distribution.
3. CASH OPTION. A check for each dividend and capital gain distribution will be sent to you.
4. DESIGNATED DISTRIBUTION OPTION. Dividend and capital gain distributions will be automatically invested in shares of the same class of another Griffin Fund owned through an identically registered account. Visit a Griffin Financial office or call 1-800-676-4450 for more information.

TAXES

  Each of the Funds intends to qualify as a separate "regulated investment company" under the Code. Such qualification relieves a Fund of liability for federal income tax to the extent its net investment income and capital gains are distributed annually in accordance with the Code. Each of the Funds in-tends to annually distribute substantially all of its net investment income and capital gains.

  Distributions from net investment income, and net short-term capital gains, if any, of the Money Market Fund, Short-Term Bond Fund, U.S. Government Income Fund, Bond Fund, Growth & Income Fund, and Growth Fund, are designated as div-idend distributions and are taxable to the Fund's shareholders as ordinary in-come.

  Dividends distributed from the Tax-Free Money Market Fund's, Municipal Bond Fund's and the California Tax-Free Fund's net interest income from tax-exempt securities will not be subject to federal income taxes. Dividends from the California Tax-Free Fund will also be exempt from California personal income tax to the extent such dividends are attributable to instruments that pay in-terest which would be exempt from California personal income taxes, if such instruments were held directly by an individual. Dividends attributable to the Tax-Free Money Market Fund's, Municipal Bond Fund's and the California Tax-Free Fund's interest income from taxable securities and short-term capital gain distributions will be taxable as ordinary income.

  Distributions from a Fund's net long-term capital gains, if any, are desig-nated as capital gains distributions. Under the Taxpayer Relief Act of 1997, noncorporate stockholders may be taxed on all or a portion of their capital gain distributions at preferential rates.

  Dividend and capital gain distributions will be taxable when paid, whether distributions are taken in cash or are automatically reinvested in additional Fund shares. However, taxable dividends, if declared in October, November, and December and distributed in the following January, will be treated as if they were paid by December 31.

  Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. resident individuals may also be subject to backup withholding taxes. See "Distributions and Taxes" in the SAI.

  The foregoing discussion regarding taxes is based on tax laws which were in effect as of the date of this Prospectus and summarizes only some of the impor-tant federal tax considerations generally affecting the Funds and their share-holders. It is not intended as a substitute for careful tax planning. All in-vestors should consult their own tax advisers with respect to their particular tax situations, as well as with respect to foreign, state and local taxes. Ad-ditional tax considerations are discussed in the SAI.

                             Fund Account Policies
TRANSACTION POLICIES

  A single net asset value ("NAV") for each of the Money Market Funds and an NAV per share for each class of the Non-Money Market Funds is determined each day that the NYSE is open for trading. Each Money Market Fund's NAV is the value of a single share. The NAV for each Money Market Fund is computed by add-ing up the value of the Fund's investments, cash and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstand-ing. The NAV per class of each of the Non-Money Market Funds is determined by adding up the value of the investments, cash and other assets attributable to the class, subtracting all liabilities of such class and dividing the result by the total number of shares outstanding of such class.

  Each Money Market Fund's portfolio investments are valued on the basis of am-ortized cost. The value of assets of each Money Market Fund is determined as of 12:00 noon, Eastern time, on each day the NYSE is open, immediately after the daily declaration of dividends. Each Money Market Fund's offering price (per share) and redemption price of a share are the Fund's NAV.

  The value of assets of each Non-Money Market Fund is determined as of the close of regular trading on the NYSE, which is currently 4:00 p.m., Eastern time. Except for debt obligations with remaining maturities of 60 days or less, which are valued at amortized cost (unless the Board of Directors determines amortized cost does not reflect the securities' fair value), assets are valued at current market prices, or if such prices are not readily available, at fair value as determined in good faith by or under the supervision of the Board of Directors. Prices used for such valuations may be provided by independent pric-ing services.
  On your account application, you will be asked to certify that your Social Security or Taxpayer Identification Number is correct and that you are not sub-ject to backup withhold-ing by the IRS. If these certifications are not made, the IRS can require The Griffin Funds to withhold 31% of your taxable distributions and redemptions.

  Each Fund reserves the right to suspend the offering of its shares for a pe-riod of time. The Funds also reserve the right to reject any specific purchase order, including certain purchases by exchange. See "Shareholder Services--Ex-change Privileges." For example, a purchase order may be rejected if, in The Griffin Funds' opinion, such order is of a size that would disrupt management of a Fund.
  Orders to buy shares will be processed at the next NAV calculated after your order and good funds are received and accepted by a Fund. Note that:
 .   All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
 .   The Funds do not accept cash.
 .   When making a purchase with more than one check, each check must have a value of at least $50.
 .   Each Fund reserves the right to limit the number of checks processed at one time.

 .   If your check does not clear, or if payment is not received for any tele-
    phone purchase, your purchase will be cancelled and you could be liable for any losses or fees that a Fund or its transfer agent has incurred.
  The Funds will in most cases issue share certificates upon request.
  You can avoid the collection period associated with check purchases by pur-chasing shares by bank wire, U.S. Postal money order, U.S. Treasury check, Fed-eral Reserve check or Direct Deposit.
  When you place an order to redeem shares, your shares will be redeemed at the next NAV calculated after your request is received and accepted, net of any ap-plicable CDSC. Please note the following:
 .   Normally, redemption proceeds will be mailed to you on the next business day, although the Funds may take up to seven days to pay you.
 .   If you purchase shares by check, and then seek to redeem those shares by any method other than through an exchange to another Griffin Fund, the re-demption proceeds will be mailed upon clearance of your purchase check, which may take up to fifteen days.
 .   Redemptions may be suspended or payment dates postponed on days when the
    NYSE is closed, when trading on the NYSE is restricted, or as authorized by the SEC.
  If your Griffin Fund total account balance falls below $1,000 ($250 for re-tirement accounts) as a result of redeeming shares, and The Griffin Funds elects to close your account, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance to the minimum account size, The Griffin Funds may close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.

  As a shareholder, you have the option of exchanging shares of the Funds for shares of other Griffin Funds, subject to the following:
 .   The Fund you are exchanging into must be registered for sale in your state of residence.
 .   You may only exchange between Funds with accounts that are identically reg-
    istered (i.e., with the same name(s), address and Taxpayer Identification Number).

 .   If you exchange into a Fund with a sales charge, you pay the percentage point difference between the Fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you paid no sales charge on your shares and you exchange them into a Fund with a 4.50% sales charge, you would pay a 4.50% sales charge.

 .   If you exchange shares of a Money Market Fund into Class B Shares of a Non-
    Money Market Fund that imposes a contingent deferred sales charge ("CDSC"), you will be subject to the CDSC applicable to such shares upon redemption of the Class B Shares acquired through the exchange. In addition, if you acquire Class B Shares of a Non-Money Market Fund through such an exchange, the remaining period of time that the CDSC applicable to the acquired Class B Shares remains in effect will be computed from the time of acquisition of the shares exchanged.
 .   Exchanges may have tax consequences.
 .   Because excessive trading can adversely affect fund performance and share-
    holders, the Funds reserve the right to temporarily or permanently termi-nate the exchange privilege of any investor who makes more than four ex-changes between Griffin Funds per calendar year. Accounts under common own-ership or control, including accounts with the same Taxpayer Identification Number, will be counted together for purposes of the four exchange limit.
 .   Each Fund also reserves the right to refuse exchange purchases by any per-
    son or group if, in the Adviser's judgment, the receiving Fund would be un-able to invest the money effectively in accordance with its investment ob-jective and policies, or would otherwise potentially be adversely affected.

  Although The Griffin Funds will attempt to give you prior notice whenever it is reasonably able to do so, these restrictions may be imposed at any time. The Funds reserve the right to terminate or modify the exchange privilege in the future, upon 60 days' written notice to shareholders. Before exchanging into a Fund you should read its prospectus.

SALES LOAD REDUCTIONS AND WAIVERS
SALES LOAD--CLASS A SHARES

  Sales loads relating to the purchase of Class A Shares in each of the Non-Money Market Funds are as follows:

--------------------------------------------------------------------------------
Class a Shares of all Non-Money Market Funds Except the Short-Term Bond Fund

----------------------------------------------------------
                                               Sales Agent
                         Sales Load Sales Load Allowance
                         as % of    as % of    as % of
                         Offering   Net Amount Offering
Amount of Purchase       Price      Invested   Price*
----------------------------------------------------------
Less than $50,000          4.50%      4.71%       4.00%
$50,000 up to $99,999      4.00%      4.17%       3.50%
$100,000 up to $249,999    3.50%      3.63%       3.00%
$250,000 up to $499,999    2.50%      2.56%       2.25%
$500,000 up to $999,999    2.00%      2.04%       1.75%
$1,000,000 and over        0.00%**    0.00%**     0.00%
----------------------------------------------------------
----------------------------------------------------------
Class a Shares of the Short-Term Bond Fund
----------------------------------------------------------
                                               Sales Agent
                         Sales Load Sales Load Allowance
                         as % of    as % of    as % of
                         Offering   Net Amount Offering
Amount of Purchase       Price      Invested   Price*
----------------------------------------------------------
Less than $50,000          3.50%      3.63%       3.00%
$50,000 up to $99,999      3.00%      3.09%       2.50%
$100,000 up to $249,999    2.50%      2.56%       2.00%
$250,000 up to $499,999    2.00%      2.04%       1.50%
$500,000 up to $999,999    1.50%      1.52%       1.00%
$1,000,000 and over        0.00%**    0.00%**     0.00%
----------------------------------------------------------

*Griffin Financial, as distributor, reallows the percentage amounts indicated to selling agents ("Reallowance Amounts") that Griffin Financial may from time to time retain. In cases where Non-Money Market Fund shares are sold directly through Griffin Financial, Griffin Financial may compensate its sales repre-sentatives based on such Reallowance Amounts.
**A CDSC of 1.00% of the lesser of the NAV at purchase or NAV at redemption is imposed on redemptions requested within one year of purchase.

  Class B Shares are not subject to a front-end sales load. However, Class B Shares are subject to a CDSC when redeemed within six years (or four years with respect to the Short-Term Bond Fund) from the receipt of a purchase order. For further information, see "Contingent Deferred Sales Charge--Class B Shares."

REDUCED SALES LOAD--CLASS A SHARES

  Volume Discounts are also available to you based on the combined dollar amount you invest in Class A Shares of any of the Non-Money Market Funds.
  The Right of Accumulation allows you to combine the amount being invested in Class A Shares of a Non-Money Market Fund with the aggregate NAV of the Class A Shares you own in any of the other Non-Money Market Funds to determine reduced sales loads in accordance with the above sales load schedule. To obtain such discount, you must provide sufficient information at the time of purchase to permit verifica-tion that the purchase qualifies for the reduced sales load, and confirmation of the purchase is subject to such verification. The Right of Accumulation may be modified or discontinued at any time with respect to all Class A Shares pur-chased thereafter.
  A Statement of Intention allows you to purchase Class A Shares of the Non-Money Market Funds over a 13-month period at reduced sales loads based on the total amount you intend to purchase plus the aggregate NAV of Class A Shares in any of the Griffin Funds you already own. Each investment you make during the period receives the reduced sales load applicable to the total amount of the intended investment. If such amount is not invested within the period, you must pay the difference between the sales loads applicable to the purchases made and the charges previously paid.
  The Reinvestment Privilege allows you to reinvest proceeds from a redemption of Class A Shares of a Non-Money Market Fund in Class A Shares of such Fund or in Class A Shares of another Non-Money Market Fund, without a sales load, within 90 days after the redemption. The Class A Shares of the Non-Money Market Fund to be acquired must be registered for sale in your state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of the Class A Shares must be received by the Non-Money Market Fund or IFTC within 90 days after the effec-tive date of the redemption.
  If you realize a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If you realize a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of Class A Shares purchased by reinvestment and the period of time that has elapsed after the re-demption, although for tax purposes, the amount disallowed is added to the cost of the Class A Shares acquired upon the reinvestment.
  Reductions in sales loads apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

  General. Reductions in sales loads also apply to purchases by individual mem-bers of a "qualified group." The reductions are based on the aggregate dollar amount of Class A Shares purchased by all members of the qualified group. For purposes of this paragraph, a qualified group consists of a "company," as de-fined in the Investment Company Act of 1940, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Non-Money Market Funds at a reduced sales load, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls or has the power to vote five percent of
more of its outstand     -
ing voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.
  The Griffin Funds also may sell Class A Shares of the Non-Money Market Funds at a purchase price equal to the NAV of such shares, without a sales load, to present and retired directors, officers and employees (and their spouses and children under the age of 21) of H.F. Ahmanson & Company and its affiliates. Such sales also may be made to employee pension, profit sharing, or stock bonus plans qualified under Section 401(a) of the Code, governmental plans within the meaning of Section 414(d) of the Code, simplified employee pensions within the meaning of Section 408(k) of the Code and to any investment advisory, trust or other fiduciary account (other than an individual retirement account) provided that such plan, pension or account is sponsored, serviced, administered, main-tained, managed or advised by H.F. Ahmanson & Company or its affiliates. In ad-dition, Class A Shares may be purchased without a sales charge to the extent such a purchase is made with the entire proceeds from the redemption of shares of a non-affiliated mutual fund on which the investor paid either an initial sales charge or a CDSC. However, any such purchase must be made within 60 days from the date of the prior redemption and The Griffin Funds must receive a copy of the confirmation of the redemption transaction. Class A Shares also may be purchased without a sales charge by participant-directed employee benefit plans with at least 25 eligible employees.
  To qualify for a reduced sales charge, an investor must notify The Griffin Funds that the purchase being made qualifies for a reduced sales charge at the time of purchase.

CONTINGENT DEFERRED SALES CHARGE
CLASS A SHARES

  A CDSC of 1.00% of the lesser of the NAV at time of purchase or NAV at time of redemption is imposed on redemptions of Class A Shares of the Non-Money Mar-ket Funds occurring within one year of purchases totalling $1,000,000 or more (where an initial sales charge was not paid).

CLASS B SHARES

  Class B Shares of the U.S. Government Income, Municipal Bond, California Tax-Free, Bond, Growth & Income and Growth Funds which are redeemed within one, two, three, four, five or six years of the date of receipt of a purchase order will be subject to a CDSC equal to 5%, 4%, 3%, 3%, 2% or 1%, respectively, of an amount equal to the lesser of the NAV at the time of purchase for the Class B Shares being redeemed or the NAV of such shares at the time of redemption. Class B Shares of the Short-Term Bond Fund which are redeemed within one, two, three or four years of the date of receipt of a purchase order will be subject to a CDSC equal to 4%, 3%, 2% or 1%, respectively, of an amount equal to the lesser of the NAV at the time of purchase for the Class B Shares being redeemed or the

NAV of such shares at the time of redemption. Accordingly, a CDSC will not be imposed on amounts representing increases in NAV above the NAV at the time of purchase. In addition, a charge will not be assessed on Class B Shares pur-chased through reinvestment of dividends or capital gains distributions. In determining whether a CDSC is applicable to a redemption, the calculation will be made in the manner which results in the lowest possible charge being as-sessed.
  Waivers of the CDSC. The CDSC is waived on redemptions of Class B Shares (i) following the death or disability (as defined in the Code) of a shareholder,
(ii) to the extent that the redemption represents a minimum required distribu-tion from an IRA or other retirement plan to a shareholder who has reached age 70 1/2, (iii) effected pursuant to The Griffin Funds' right to liquidate a shareholder's account if the aggregate NAV of the shareholder's Griffin Fund account is less than the minimum account size, (iv) in connection with the combination of The Griffin Funds with any other registered investment company by a merger, acquisition of assets or by any other transaction, or (v) to the extent the redemption represents continuing, periodic withdrawals under the Systematic Withdrawal Plan, up to an annual total of 12% of the value of a shareholder's Class B Share account in a Fund. The CDSC also is waived on re-demptions of Class B Shares where the entire proceeds of such redemptions are invested, through a Portfolio Builder Account, in shares of a Griffin Money Market Fund, Class A Shares of a Non-Money Market Fund or any other Fund available through a Portfolio Builder Account.
  Conversion Feature. Class B Shares which have been outstanding for six years will automatically convert to Class A Shares on the first day after the six year anniversary of the issuance of the shares and, consequently, will no longer be subject to the distribution and service fees applicable to Class B Shares. Such conversion will be on the basis of the relative NAVs of the two classes, without the imposition of any sales charge or other charge except that the 12b-1 fee applicable to the Class A Shares shall thereafter be ap-plied to such converted shares. Any Class B Shares acquired through the rein-vestment of dividends and distributions will convert on a pro rata basis with the Class B Shares purchased directly by a shareholder. If a shareholder ex-changes Class B Shares of a Non-Money Market Fund for Class B Shares of an-other Non-Money Market Fund during the six-year period, the holding period for shares so exchanged will be counted toward the holding period for the shares acquired, and such acquired shares will be subject to the CDSC schedule appli-cable to the shares originally purchased.

  Reinstatement Privilege. A shareholder of a Non-Money Market Fund who re-deems Class B shares and pays a CDSC may, within 90 days of the date of such redemption, request that such prior investment in Class B Shares, or a portion thereof, be reinstated in Class B Shares of the same or another Non-Money Mar-ket Fund at the NAV next determined after the reinstatement request is re-ceived by IFTC. A shareholder exercising this privilege will receive pro rata credit for any CDSC paid in connection with the previous redemption. A rein-statement of prior investment will be treated as a new investment for purposes of determining the amount of any CDSC applicable to a subsequent redemption.

A shareholder may not exercise this privilege with the proceeds of a redemption of shares previously purchased through the reinstatement privilege. The rein-statement privilege may be terminated or modified at any time.
  Other Information. If you are seeking to invest $1,000,000 or more in the Funds you should not purchase Class B Shares as no sales load (other than any applicable CDSC) is charged on such an investment in Class A Shares. Other in-vestors should compare the fees assessed on Class A Shares against those as-sessed on Class B Shares in light of the amount to be invested and the antici-pated time that the shares will be owned.

                              The Funds in Detail
STRUCTURE

  The Griffin Funds was organized as a Maryland corporation on August 5, 1993. Each Money Market Fund is comprised of only one class of shares. Each Non-Money Market Fund is comprised of two classes of shares--Class A Shares and Class B Shares. The classes have identical rights with respect to the portfolio of which they are a part, but certain matters affect each class differently. Cur-rently, the only such matters are the differing sales loads, distribution and servicing fees, exchange privileges and conversion rights described in this Prospectus.
  The Griffin Funds is governed by a Board of Directors, which has overall re-sponsibility for the management of the Funds and is responsible for protecting the interests of shareholders. The directors meet periodically throughout the year to oversee each Fund's activities and review arrangements with the compa-nies that provide major services to the Funds and the performance of the Funds.
  The Funds typically will not hold annual shareholders meetings, although spe-cial meetings may be called from time to time. These meetings may be called to elect or remove directors, change fundamental policies, approve management con-tracts or for other purposes. Shareholders not attending these meetings are en-couraged to vote by proxy. Proxy materials, including a voting card and infor-mation about the proposals to be voted on, will be mailed in advance of a meet-ing. Shareholders are entitled to one vote for each share owned. The Griffin Funds will hold special meetings of shareholders for the purpose of voting on the question of removal of a director or directors if requested in writing by the holders of at least 10% of its outstanding voting securities, and will as-sist shareholders in communicating with other shareholders.

SERVICE PROVIDERS

  GRIFFIN ADVISERS serves the Funds as investment adviser pursuant to an advi-sory contract. Payden & Rygel acts as sub-adviser to the Money Market Fund, the Tax-Free Money Market Fund, the U.S. Government Income Fund, the Municipal Bond Fund and the California Tax-Free Fund. Payden & Rygel, which had approximately $23 billion in assets under management as of December 31, 1997, is the sub-ad-viser to a fixed income global mutual fund unaffiliated with The Griffin Funds, as well as to a series of group trusts, and several pooled accounts for a wide variety of clients. T. Rowe Price acts as sub-adviser to the Short-Term Bond Fund and the Growth Fund. T. Rowe Price had approximately $125 billion in assets under management as of September 30, 1997. TBCAM, an indirect wholly owned subsidiary of Mellon Bank Corporation, acts as sub-adviser to the Bond Fund and the Growth & Income Fund. TBCAM, which had ap-proximately $21 billion in assets under management as of December 31, 1997, provides equity, fixed income and cash management services to investment compa-nies and other investment accounts. The Funds' sub-advisers have primary re-sponsibility for choosing investments for the Funds and periodic reports on the investment strategy and performance of the Funds.
  PAYDEN & RYGEL is primarily responsible for the portfolio management of the Money Market Fund, the Tax-Free Money Market Fund, the U.S. Government Income Fund, the Municipal Bond Fund and the California Tax-Free Fund. All investment decisions for such Funds are made by an investment committee and no person(s) is primarily responsible for making recommendations to that committee. The com-mittee consists of five investment professionals who primarily use a fundamen-tal approach supported by extensive quantitative analysis.

  T. ROWE PRICE is primarily responsible for the portfolio management of the Growth Fund and the Short-Term Bond Fund. The Growth Fund is managed by an In-vestment Advisory Committee composed of the following members: Richard T. Whitney, Chairman, Donald J. Peters and K.D. Farrow. As Committee Chairman, Mr. Whitney has primary responsibility for managing the portfolio and works with the Committee on developing and executing the Growth Fund's investment program. Mr. Whitney has been the Chairman of the Growth Fund's Investment Advisory Com-mittee since March 1996. Mr. Whitney has held the position of Managing Director of T. Rowe Price since October 1995. From April 1988 to October 1995, Mr. Whitney was a Vice President of T. Rowe Price.
  The portfolio manager for the Short-Term Bond Fund is Edmund M. Notzon, III. Mr. Notzon has served as the portfolio manager for the Short-Term Bond Fund since the Fund's inception. Mr. Notzon is a vice president of T. Rowe Price and a senior portfolio manager in T. Rowe Price's Taxable Bond Department, and serves as a portfolio manager of several separately managed fixed income and asset allocation portfolios. Prior to joining T. Rowe Price in 1989, Mr. Notzon was a charter member of the U.S. Senior Executive Service and the Director of the Analysis and Evaluation Division of the Office of Water Regulation and Standards of the U.S. Environmental Protection Agency. Mr. Notzon has earned a B.S. in mathematics from the Massachusetts Institute of Technology and an M.S. in statistics and Ph.D. in operations research from Stanford University. Mr. Notzon also has completed Harvard University's Program for Senior Managers in Government and has achieved the Chartered Financial Analyst designation.

  TBCAM is primarily responsible for the portfolio management of the Bond Fund and the Growth & Income Fund. The Bond Fund is co-managed by Matthew N. Fon-taine and Arthur J. MacBride III. Mr. Fontaine has served as a portfolio man-ager of the Bond Fund since March, 1995. Mr. Fontaine is a Vice President of
TBCAM with eleven years of invest     -
ment experience and serves on the Fixed Income Strategy Committee. Prior to joining TBCAM in 1994, Mr. Fontaine was Assistant Vice President of Fixed In-come Securities at Massachusetts Financial Services. Mr. Fontaine graduated from Hobart William Smith with a B.A. in History and also holds an M.B.A. from Boston College. He has earned the Chartered Financial Analyst designation, and is a member of the Boston Security Analysts Society, Inc. Mr. MacBride joined TBCAM in 1988 and currently serves as a fixed income portfolio manager, the Di-rector of Fixed Income and the Chairman of the Fixed Income Strategy Committee. Mr. MacBride is a graduate of Franklin & Marshall College and holds an M.B.A. from Fordham University. He has served as a manager of the Bond Fund since Jan-uary 1996. The portfolio manager for the Growth & Income Fund is Quinn R. Stills. Mr. Stills has served as the portfolio manager of the Growth & Income Fund since March, 1995. Mr. Stills is a Senior Vice President of TBCAM with eleven years of investment experience and serves on the Equity Policy Group. Prior to joining TBCAM in 1990, Mr. Stills worked as an analyst for Kidder, Peabody & Company. Previously he was an associate at Drexel Burnham Lambert as well as a futures analyst at Goldman, Sachs & Company. Mr. Stills graduated from Vassar with a B.A. and also holds a M.B.A. from Stanford University. He is also a member of the Investment Committee of the International Foundation of Employee Benefits.
  GRIFFIN ADMINISTRATORS is the Funds' administrator and provides administra-tive and accounting services to the Funds.

  IFTC is the Funds' custodian and transfer, shareholder service and dividend-paying agent. IFTC is located at 801 Pennsylvania, Kansas City, Missouri 64105. IFTC also provides certain sub-administrative services to the Funds.

  GRIFFIN FINANCIAL, located at 5000 Rivergrade Road, Irwindale, California 91706, distributes and markets the Funds.
  Griffin Advisers, Griffin Financial and Griffin Administrators are wholly-owned subsidiaries of Griffin Financial Services of America, which is a wholly-owned subsidiary of H.F. Ahmanson & Company, a savings and loan holding compa-ny, and are affiliates of Home Savings and Savings of America.
  SHARES OF THE FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, EN-DORSED OR GUARANTEED BY, HOME SAVINGS, SAVINGS OF AMERICA OR ANY OF THEIR AF-FILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DE-POSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMEN-TAL AGENCY.

SUMMARY OF FUND EXPENSES

  Like all mutual funds, the Funds pay expenses related to their operations. Expenses charged to a Fund and paid out of a Fund's assets are reflected in its share price or dividends.

  Each Fund pays a management fee to Griffin Advisers for managing its assets. The Funds also pay other expenses, which are described below, and in "Fund Ex-penses."

  Griffin Advisers or Griffin Administrators may, from time to time, voluntar-ily agree to waive or reimburse the Funds for management fees and other ex-penses. Waiver or reimbursement arrangements, which may be terminated at any time without notice, can enhance a Fund's performance by decreasing its ex-penses.

MANAGEMENT FEE

  The management fee is calculated and paid to Griffin Advisers every month. The fee for each of the Funds, except the Growth & Income Fund and the Growth Fund, is calculated by multiplying a Fund's average daily net assets by 0.50% on an annualized basis. The management fee for the Growth & Income Fund and the Growth Fund is calculated by multiplying each Fund's average daily net as-sets by 0.60% on an annualized basis. Griffin Advisers, in turn, pays Payden & Rygel, T. Rowe Price and TBCAM for their respective sub-advisory services pro-vided to the Funds. Payden & Rygel is paid an annual rate of 0.25% of the first $25 million of each of the Money Market Funds' average daily net assets, and 0.20% of each of the Money Market Funds' average daily net assets in ex-cess of $25 million. Payden & Rygel is paid an annual rate of 0.30% of the first $50 million of each of the U.S. Government Income, Municipal Bond and California Tax-Free Funds' average daily net assets, 0.25% of each such Fund's next $450 million and 0.20% of each such Fund's assets in excess of $500 mil-lion with a minimum annual fee of $25,000 for each Fund. T. Rowe Price is paid at the annual rate of 0.30% of the first $50 million of each of the Short-Term Bond and Growth Funds' average daily net assets, 0.25% of each such Fund's next $450 million and 0.20% of each such Fund's assets in excess of $500 mil-lion with a minimum annual fee of $25,000 for each Fund. TBCAM is paid at the annual rate of 0.30% of the first $50 million of each of the Bond and Growth & Income Funds' average daily net assets, 0.25% of each such Fund's next $450 million and 0.20% of each such Fund's assets in excess of $500 million. For the fiscal year ended September 30, 1997, after waivers, the Money Market Fund, Growth & Income Fund and the Growth Fund paid management fees to Griffin Advisers at the rate of 0.01%, 0.11% and 0.12%, respectively, of their average daily net assets. For the same period, after waivers, the Tax-Free Money Mar-ket Fund, the Short-Term Bond Fund, the U.S. Government Income Fund, the Bond Fund, the Municipal Bond Fund and the California Tax-Free Fund paid no manage-ment fees to Griffin Advisers.

DISTRIBUTION AND SERVICE FEES

  Griffin Financial is the distributor ("Distributor") of shares of the Funds. The Griffin Funds has adopted Distribution and Services Plans on behalf of the Money Market Fund, the Tax-Free Money Market Fund, and each Non-Money Market Fund's Class A Shares and Distribution Plans on behalf of each Non-Money Mar-ket Fund's Class B Shares under the SEC's Rule 12b-1 (the "Plans"). Under the Plans, the Distributor may receive compensatory payments and/or reimbursements
to defray all or part of the cost of preparing, print     -
ing and delivering prospectuses to prospective shareholders of a Fund or for other distribution-related or sales support services. Payments under a Plan may not exceed, on an annual basis, 0.20% of the average daily net assets of each of the Money Market and Tax-Free Money Market Funds, 0.25% of the average daily net assets of the Class A Shares of a Non-Money Market Fund and 0.75% of the average daily net assets of the Class B Shares of a Non-Money Market Fund.

  The fees paid under a Plan for the Money Market Fund, the Tax-Free Money Mar-ket Fund and Class A Shares of each of the Non-Money Market Funds also can be used to pay servicing agents for shareholder liaison services, including re-sponding to customer inquiries and providing information on their investments. A separate service fee is imposed on Class B Shares of the Non-Money Market Funds which may not exceed 0.25% of the average daily net assets of the Class B Shares of a Non-Money Market Fund represented by Class B Shares owned by in-vestors with whom the servicing agent maintains a servicing relationship.

OTHER EXPENSES

  The Funds incur the following expenses in addition to the management fee and distribution and service fees.

  The Funds contract with Griffin Administrators to provide various administra-tive and accounting services. These services include processing shareholder transactions and calculating the Funds' share prices. The administrative fee is determined and paid to Griffin Administrators every month. The fee is deter-mined by multiplying each Fund's average daily net assets by 0.20% on an annualized basis. Griffin Administrators, in turn, pays IFTC for subadministration services it provides to the Funds. For the fiscal year ended September 30, 1997, after waivers, the Money Market Fund, the Tax-Free Money Market Fund, the Short-Term Bond Fund, the U.S. Government Income Fund, the California Tax-Free Fund, the Bond Fund, the Growth & Income Fund and the Growth Fund paid administration fees to Griffin Administrators at the rate of 0.20%, 0.14%, 0.17%, 0.20%, 0.18%, 0.20%, 0.20% and 0.20%, respectively, of their average daily net assets. After waivers, the Municipal Bond Fund paid no administration fees to Griffin Administrators for the fiscal year ended Septem-ber 30, 1997.
  In addition to the management fee and the other fees paid to Griffin Advis-ers, Griffin Financial and Griffin Administrators, the Funds pay other ex-penses, such as legal, audit and custodian fees, proxy solicitation costs and the compensation of directors who are not affiliated with Griffin Advisers, Griffin Financial or Griffin Administrators.

PERFORMANCE
MONEY MARKET FUNDS

  The Money Market Funds' performance may be advertised in terms of current yield or effective yield. In addition, the Tax-Free Money Market Fund's perfor-mance may be advertised in terms of tax-equivalent yield or effective tax-equivalent yield. These performance figures are based on historical results calculated under uni-form SEC formulas and should not be considered representative of future perfor-mance.

  Yield refers to the income generated by an investment in a Fund over a seven-day period, expressed as an annual percentage rate. Effective yields are calcu-lated similarly, but assume that the income earned from a Fund is reinvested in the Fund. Because of the effects of compounding, effective yields are slightly higher than current yields. The tax-equivalent yield and the effective tax-equivalent yield of the Tax-Free Money Market Fund show the level of taxable yield needed to produce an after-tax equivalent of the Fund's tax-free yield. This is done by increasing the Fund's yield (calculated as above) by the amount necessary to reflect the payment of federal income tax at a stated tax rate. The application of the stated income tax rate results in a higher yield figure.

NON-MONEY MARKET FUNDS

  The performance of each class of shares of the Non-Money Market Funds may be advertised in terms of yield and total return. These performance figures are based on the historical earnings and performance of such class of shares and should not be considered representative of future performance.
  The total return of a class of shares of a Non-Money Market Fund will be cal-culated by subtracting (i) the public offering price (which includes the maxi-mum sales charge) of one share of the class of shares at the beginning of the period, from (ii) the NAV at the end of the period for the share held at the beginning of the period (assuming reinvestment of all dividends and capital gain distributions), and dividing by (iii) the public offering price per share of the class of shares at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from reinvested dividends and capital gain distributions and changes in share price during the period for the class of shares. The Non-Money Market Funds may also, at times, calculate total return of a class of shares based on NAV per share of a class of shares (rather than the public offering price), in which case the figures would not reflect the effect of any sales charges that would have been paid by an investor in the class of shares, provided that total return data derived pursuant to the calculation described above are also pre-sented.
  The yield of a class of shares of a Non-Money Market Fund will be computed by dividing its net investment income per share earned during a specified period by its public offering price per share (which includes the maximum sales charge) on the last day of such period and annualizing the result. Tax-equiva-lent yield for the Municipal Bond Fund and the California Tax-Free Fund, which assumes that a stated income tax rate has been applied to non-exempt income to derive the tax-exempt portion of the relevant Fund's yield, also may be adver-tised. For purposes of sales literature, these yields may also, at times, be calculated on the basis of the NAV per share of the class (rather than the pub-lic offering price), in which case the figures would not reflect the effect of any sales charges that would have been paid by an investor in the class of shares, or by assuming that a sales charge other than the maximum sales charge (reflecting the volume discounts set forth above) is assessed, provided that yield data derived pursu-ant to the calculation described above are also presented.
  Because of differences in the fees and/or expenses borne by Class B Shares of the Non-Money Market Funds, the net yield on such shares can be expected, at any given time, to be lower than the net yield on Class A Shares. Standardized yield quotations will be computed separately for Class A Shares and Class B Shares.

  The annual and semi-annual reports for The Griffin Funds contain additional performance information and are available upon request by calling The Griffin Funds at 1-800-676-4450.

DESCRIPTION OF INVESTMENTS

  The following pages contain more detailed information about the types of se-curities in which the Funds may invest and strategies the Advisers may employ in pursuit of the Funds' investment objectives. A summary of risks and restric-tions associated with these securities and investment practices is included as well. Additional information about these securities and investment practices is contained in the SAI. Except as specifically noted, policies and limitations are considered at the time of purchase; the sale of securities is not required in the event of a subsequent change in circumstances.

ASSET-BACKED SECURITIES. Each of the Funds may invest in asset-backed securi-ties. Asset- backed securities arise through the grouping by governmental, gov-ernment-related, and private organizations of loans, receivables and other as-sets originated by various lenders. Asset-backed securities acquired by a Fund may consist of both mortgage and non-mortgage-backed securities. Unlike other forms of debt securities, which normally provide for periodic payment of inter-est in fixed amounts with principal paid at maturity or specified call dates, asset-backed securities provide periodic payments which generally consist of both interest and principal payments.

  The life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an in-crease in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities may not be as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments are generally slow, increasing the security's average life and its potential for price appreciation.

  Mortgage-backed securities represent an ownership interest in a pool of mortgage loans, the interest in which is in many cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. One such type of mortgage-backed security is a Government National Mortgage Association ("GNMA") Certificate. GNMA Certifi-cates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Another type is a Federal Na-tional Mortgage Association ("FNMA") Certificate, the principal and interest of which are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. Another type is a Federal Home Loan Mortgage Corpora-tion ("FHLMC") Participation Certificate. This type of obligation is guaran-teed by FHLMC as to payment of principal and interest. However, like a FNMA security, it is not guaranteed by the full faith and credit of the U.S. Gov-ernment. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. Mortgage-backed securities issued by private issuers will be pur-chased for a Fund only when the Adviser determines that they are readily mar-ketable at the time of purchase. Except as limited by their respective invest-ment objectives and policies, there is no limit on the amount or type of mort-gage-backed securities the Short-Term Bond Fund, U.S. Government Income Fund, Municipal Bond Fund, California Tax-Free Fund, Bond Fund or Growth & Income Fund may purchase, except that the California Tax-Free Fund will not purchase any mortgage-backed securities issued by private issuers.

  The average life of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. The average life is likely to be substan-tially less than the original maturity of the mortgage pools underlying the securities due to mortgage prepayments, mortgage refinancings or foreclosures, which in turn may affect Fund performance. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. These prepayments tend to increase when interest rates decline, presenting a Fund with more principal to invest at lower rates. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. The converse also tends to be the case when interest rates rise.

  The Short-Term Bond Fund, U.S. Government Income Fund, Municipal Bond Fund, California Tax-Free Fund and Bond Fund also may invest in collateralized mort-gage obligations ("CMOs") and multi-class pass-through mortgage securities. Multi-class pass-through mortgage securities are equity interests in a trust comprised of mortgage loans or other mortgage-backed securities, and all ref-erences herein to CMOs will include multi-class pass-through securities. Pay-ments of principal and interest on underlying collateral provide the funds to pay debt service on the CMO or make scheduled distributions on the multi-class pass-through security. CMOs and multi-class pass-through securities may be is-sued by agencies or instrumentalities of the U.S. Government or by private organizations.

  In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause a class to be retired sub-stantially earlier than the stated maturities or final distribution dates, re-sulting in a loss of all or part of the premium if any has been paid. The prin-cipal and interest on the underlying mortgages may be allocated among the sev-eral classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These floating-rate CMOs are typically issued with lifetime caps on the coupon rate thereon. The Short-Term Bond, U.S. Government Income, Municipal Bond, California Tax-Free and Bond Funds may also invest in inverse or reverse floating CMOs. Inverse or reverse floating CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as LIBOR. According-ly, the coupon rate thereon will increase as interest rates decrease. Inverse or reverse floating CMOs are typically more volatile than fixed- or floating-rate tranches of CMOs. Investments in inverse or reverse floating CMOs would be purchased to attempt to protect against a reduction in the income earned on the Fund's investments due to a decline in interest rates. The Short-Term Bond, U.S. Government Income, Municipal Bond, California Tax-Free and Bond Funds would be adversely affected by the purchase of such CMOs in the event of an in-crease in interest rates since the coupon rate thereon will decrease as inter-est rates increase, and, like other mortgage-backed securities, the value will decrease as interest rates increase.

  The Short-Term Bond, U.S. Government Income, Municipal Bond, California Tax-Free and Bond Funds may invest in Stripped Mortgage-Backed Securities ("SMBS"), which are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks and special subsidiaries of the foregoing. The Short-Term Bond Fund may invest up to 10% of its net assets in SMBS.
  There are generally two classes of SMBS, one of which (the "IO class") enti-tles the holders thereof to receive distributions consisting solely or primar-ily of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities ("Mortgage Assets") and the other of which (the "PO class") entitles the holders thereof to receive distributions consist-ing solely or primarily of all or a portion of the principal of the underlying pool of Mortgage Assets. The cash flows and yields on IO and PO classes are ex-tremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the yield to maturity of IOs or POs, respectively. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, an investor in the IO class may incur substantial losses. Conversely, if the underlying Mortgage Assets ex-perience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a tradi-tional mortgage-backed security.
  The Funds also may invest in non-mortgage backed securities including inter-ests in pools of receivables, such as motor vehicle installment purchase obli-gations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership in-terests in the underlying pool of assets. Such securities also may be debt in-struments, which also are known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.
  Non-mortgage backed securities are not issued or guaranteed by the U.S. Gov-ernment or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institu-tion (such as a bank or insurance company) unaffiliated with the issuers of such securities. Only readily marketable non-mortgage backed securities that are rated "A" or better by S&P, or "A" or better by Moody's or that are deter-mined by the Adviser to be of comparable quality at the time of purchase are eligible for purchase by the U.S. Government Fund, Municipal Bond Fund, Cali-fornia Tax-Free Fund, Bond Fund and Growth & Income Fund. In addition, such se-curities generally will have remaining estimated lives at the time of purchase of five years or less.

BANKERS' ACCEPTANCES. The Money Market Funds may invest in Bankers Acceptances, which are negotiable obligations of a bank to pay a draft which has been drawn on it by a customer. These obligations are drawn on large banks and usually backed by goods in international trade.

BOND ANTICIPATION NOTES. The Tax-Free Money Market Fund, Municipal Bond Fund and California Tax-Free Fund may invest in Bond Anticipation Notes, which nor-mally provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax revenue and bond anticipation notes are unsecured. The Tax-Free Money Market Fund intends to invest only in notes having a maximum maturity of 397 days.

CERTIFICATES OF DEPOSIT (CDS). All of the Funds may invest in CDs, which are negotiable certificates representing a depository institution's obligation to repay funds deposited with it, earning specified rates of interest over a given period of time. The Money Market Funds intend to invest in negotiable CDs with a stated maturity of 397 days or less. Many CDs by their terms are not withdrawable; others impose penalties upon early withdrawal. Because such in-struments trade in a developed secondary market, however, early withdrawal pen-alties should not affect the ability to dispose of the investment.

COMMERCIAL PAPER. All of the Funds may invest in commercial paper, which refers to short-term debt obligations issued by banks, broker-dealers, corporations and other entities for purposes such as financing their current operations. The Money Market Funds in-tend to invest in commercial paper having maximum maturities of 270 days.

COMMODITY-LINKED BONDS. The Bond Fund may invest in Commodity-Linked Bonds, which are bonds indexed to gold, silver, other precious metals, oil, coal and other commodities meeting certain internationally recognized specifications.

COMMON AND PREFERRED STOCKS. The Growth Fund may invest in common and preferred stocks, which represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders partici-pate in company profits on a pro rata basis; profits may be paid out in divi-dends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all cor-porate securities. While most preferred stocks pay a dividend, the Growth Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential.
  The Growth Fund may invest in warrants, which are options to buy a stated number of shares of common stock at a specified price at any time during the life of the warrants (generally, two or more years).

  The Growth & Income Fund also may invest in common stocks. Under normal mar-ket conditions, at least 90% of the Growth & Income Fund's equity securities, including, for this purpose, convertible securities, will be issued by large companies (i.e., companies with a market capitalization of more than $1 bil-lion). Both the Growth Fund and the Growth & Income Fund may invest in equity securities of medium and smaller sized companies (i.e., those companies with at least $250 million but less than $1 billion in market capitalization) which may have the potential to generate high levels of future revenue and earnings growth and where the investment opportunity may not be fully reflected in the price of the securities. Investment in securities of such companies may involve greater risks than investments in larger companies. There may be some addi-tional risks associated with investments in medium and smaller companies be-cause their shares tend to be less liquid than securities of larger companies. Further, shares of medium and small companies are generally more sensitive to purchase and sale transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks. The Growth & Income Fund's investments in medium and smaller companies is not expected to exceed 10% of the Fund's investment in eq-uity securities.

CONVERTIBLE BONDS. The Bond Fund may invest in convertible bonds which are fixed-income debt securities which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Con-vertible bonds, while usually subordinate to similar non-convertible bonds, are senior to common stocks in an issuer's capital structure. Convertible bonds offer flexibility by providing the investor with a steady income stream (generally yielding a lower amount than similar non-convertible securities and a higher amount than common stocks) as well as the opportunity to take advan-tage of increases in the price of the issuer's common stock through the con-version feature. Fluctuations in the convertible bond's price can reflect changes in the market value of the common stock or changes in market interest rates. At most, 5% of the Bond Fund's net assets will be invested in convert-ible bonds that are either rated in one of the four highest rating categories by Moody's, S&P or another nationally recognized statistical rating organiza-tion, or unrated securities determined by the Adviser, under the supervision of the Board of Directors, to be of comparable quality.

CONVERTIBLE SECURITIES. The Growth & Income Fund and the Growth Fund may pur-chase convertible securities that are fixed-income debt securities or pre-ferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. The Growth & Income Fund will seek to invest in convertible securities that provide current income and that are issued by companies that have a strong earnings and credit record. Convertible securities, while usually subordinate to similar non-convertible securities, are senior to common stock in an is-suer's capital structure. Convertible securities offer flexibility by provid-ing the investor with a steady income stream (generally yielding a lower amount than similar non-convertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the issuer's common stock or changes in market interest rates.

CORPORATE BONDS AND NOTES. All of the Funds, except the U.S. Government In-come, Municipal Bond and California Tax-Free Funds, may invest in corporate bonds and notes, which include debt securities issued by domestic corpora-tions, U.S. dollar-denominated debt securities issued by foreign corporations, Yankee bonds and supranational obligations. Yankee bonds are U.S. dollar-de-nominated obligations issued by foreign governments or companies. Suprana-tional obligations are U.S. dollar-denominated obligations issued by interna-tional entities such as The World Bank and the Inter-American Development Bank. A bond generally is an interest-bearing security--an IOU--issued by com-panies or governmental units. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) on a specified date. An issuer may have the right to redeem or "call" a bond before maturity, and the investor may have to reinvest the pro-ceeds at lower market rates.
  A bond's annual interest income, set by its coupon rate, is usually fixed for the life of the bond. Its yield (income as a percent of current price) will fluctuate to reflect the changes in interest rate levels. A bond's price usually rises when interest rates fall, and vice versa, so its yield stays current. Bonds may be unsecured (backed by the issuer's general creditworthiness only) or secured (also backed by specified collateral).

  Certain bonds have interest rates that are adjusted periodically which tend to minimize fluctuations in their principal value. In calculating the Fund's weighted average maturity, the maturity of these securities may be shortened under certain specified conditions. Bonds may be senior or subordinated obliga-tions. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordi-nated debt.
  The Growth & Income Fund may invest up to 25% of its assets in corporate bonds and notes of investment grade quality. Securities with the lowest invest-ment grade rating have speculative characteristics and changes in economic con-ditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade debt obligations.

DELAYED-DELIVERY TRANSACTIONS. All of the Funds may participate in delayed-de-livery transactions, which involve securities that are purchased on a when-is-sued or delayed-delivery basis, with payment and delivery taking place at a fu-ture date. The Money Market Funds purchase securities on a delayed-delivery ba-sis to generate income and to hedge against changes in interest rates and secu-rities' prices. The market value of securities purchased in this way may change before the delivery date, which could affect the market value of a Fund's as-sets. Ordinarily, a Fund will not earn interest on securities until they are delivered. The Funds may also buy and sell securities on a forward commitment basis. When delayed-delivery purchases are outstanding, a Fund will set aside cash or liquid high quality debt instruments in a segregated custodial account to cover its purchase obligations. There is no limit on the amount of Non-Money Market Fund assets that may be subject to delayed-delivery transactions. See "Additional Securities and Investment Practices--Delayed-Delivery Transactions" in the SAI.

DEMAND FEATURES. The Money Market Funds may invest in securities with demand features, which are puts that entitle a security holder to repayment of the principal amount of the underlying security on no more than 30 days' notice at any time or at specified intervals not exceeding 397 days.

DERIVATIVE MUNICIPAL OBLIGATIONS. The Municipal Bond Fund and California Tax-Free Fund may invest in derivative municipal obligations, which include custo-dial receipts or certificates evidencing ownership of future interest payments, principal payments or both on underlying municipal securities. Derivative mu-nicipal obligations also include municipal securities with embedded interest rate derivative products. These Funds will not invest more than 20% of their respective total assets in derivative municipal obligations. These interest rate derivative products allow funds to hedge against fluctuations in interest
rates. Invest     -
ment in certain of these instruments (e.g., Inverse Components) may increase the volatility of these Funds' NAV and market value of these Funds' shares. A discussion of interest rate derivative products is set forth in the SAI under "Derivative Municipal Obligations."

FOREIGN INDEX LINKED INSTRUMENTS. The U.S. Government Income Fund and the Bond Fund may invest up to 10% of their total assets in Foreign Index Linked Instru-ments. Foreign Index Linked Instruments are fixed income securities which are issued by U.S. issuers (including U.S. subsidiaries of foreign issuers) and are denominated in U.S. dollars but return principal and/or pay interest to invest-ors in amounts which are linked to the level of a particular foreign index. Ad-ditional information concerning Foreign Index Linked Instruments is included in the SAI.

FOREIGN SECURITIES. Each of the Short-Term Bond Fund, the Bond Fund, the Growth & Income Fund, the U.S. Government Income Fund and the Growth Fund may invest in securities of foreign governments, private issuers and supranational organi-zations that are denominated in and pay interest in U.S. dollars. Such invest-ments may include, among other securities, American Depositary Receipts (ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Designed for use in U.S. secu-rities markets, ADRs are alternatives to the purchase of the underlying securi-ties in their national markets and currencies. Investments in foreign securi-ties involve certain considerations that are not typically associated with in-vesting in domestic securities. There may be less publicly available informa-tion about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to the same accounting, auditing and financial re-porting standards or governmental supervision as domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confis-catory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers lo-cated in those countries. Each of the Short-Term Bond Fund, the Bond Fund and the Growth Fund may invest up to 25% of its total assets, and the Growth & In-come Fund does not intend to invest more than 10% of its total assets, in for-eign securities.

FUTURES CONTRACTS AND RELATED OPTIONS. To the extent provided under "Investment Objectives and Policies," the Non-Money Market Funds may invest in futures con-tracts on securities and indexes, and related options.
  The Non-Money Market Funds may engage in transactions in such futures con-tracts in an effort to hedge against market risks and/or manage cash flow into the Non-Money Market Funds. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, the Non-Money Market Funds can seek through the sale of futures contracts to offset a decline in the value of their portfolio securities.

When interest rates are expected to fall or market values are expected to rise, the Non-Money Market Funds, through the purchase of such contracts, can attempt to secure better rates or prices for the Non-Money Market Funds than might later be available in the market when they effect anticipated purchases. Alternatively, futures may be used to manage cash flows into and out of the Non-Money Market Funds. For example, the investment manager may wish to be fully invested in a particular asset class. Through the use of futures, the manager can achieve this objective immediately while temporarily deferring in-dustry and security selection, in the interest of timeliness.
  The acquisition of put and call options on futures contracts will give the Non-Money Market Funds the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract upon exercise of the option at any time during the option period.
  Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of each Non-Money Market Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 30% of the market value of each Non-Money Market Fund's total assets. Futures transactions also will be limited to the extent necessary to maintain each Non-Money Market Fund's qualification as a regulated investment company.
  Futures transactions involve brokerage costs and require the Non-Money Mar-ket Funds to segregate cash or liquid high quality debt instruments to cover contracts that would require the Non-Money Market Funds to purchase securi-ties. All such contracts will be fully collateralized by the assets in the segregated account, which will be maintained by the custodian. The Non-Money Market Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such losses are potentially significant and unanticipated changes may result in poorer overall performance than if the Non-Money Market Funds had not en-tered into any futures transactions. In addition, the value of a Non-Money Market Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities, limiting the Non-Money Market Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no as-surance of liquidity in the secondary market for purposes of closing out fu-ture positions. Where a liquid secondary market does not exist, a Non-Money Market Fund is unlikely to be able to control losses by closing out futures positions. Finally, gains and losses on investments in options and futures de-pend on Griffin Advisers' ability to predict correctly the direction of inter-est rates and other economic factors. The potential loss from the use of futures transactions can exceed a Non-Money Market Fund's initial investments in such contracts.

ILLIQUID INVESTMENTS. Each of the Money Market Funds may invest up to 10% of its net assets, and each of the Non-Money Market Funds may invest up to 15% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Under the supervision of the Board of Directors, the Adviser determines the liquidity of each Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid invest-ments. Disposing of illiquid investments before maturity may be time-consuming and expensive and it may be difficult or impossible for a Fund to sell illiq-uid investments promptly at an acceptable price. See "Additional Securities and Investment Practices--Illiquid Investments" in the SAI.

INTEREST ONLY AND PRINCIPAL ONLY OBLIGATIONS. Each of the U.S. Government In-come Fund, Municipal Bond Fund, California Tax-Free Fund and Bond Fund may make limited investments (not exceeding 20% of the relevant Fund's total as-sets) in separately traded principal and interest components of securities is-sued by the United States Treasury or which are restructured in the secondary market. The principal and interest components of selected U.S. Treasury secu-rities are traded independently under the Separate Trading of Registered In-terest and Principal of Securities program ("STRIPS"). Under the STRIPS pro-gram, the principal and interest components are individually numbered and sep-arately issued by the U.S. Treasury at the request of depository financial in-stitutions, which then trade the component parts independently. STRIPS, par-ticularly the interest component, are more volatile than coupon-bearing U.S. Treasury securities with comparable maturities.

INTEREST RATE SWAPS AND INTEREST RATE CAPS AND FLOORS. The Municipal Bond Fund, California Tax-Free Fund and Short-Term Bond Fund may participate in in-terest rate swaps and interest rate caps and floors, which are transactions that preserve a return or a spread on a particular investment or that protect against an increase in the price of securities anticipated for purchase at a later date. See "Additional Securities and Investment Practices--Interest Rate Transactions" in the SAI.

MONEY MARKET INSTRUMENTS refer to instruments with remaining maturities of one year or less. Each of the Funds will hold a certain portion of its assets in money market instruments, including repurchase agreements, rated in the two highest rating categories, maturing in one year or less. For temporary, defen-sive purposes, the Funds may invest without limitation in such instruments. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual market volatility.

MUNICIPAL LEASE OBLIGATIONS AND CERTIFICATES OF PARTICIPATION. The Tax-Free Money Market Fund, Municipal Bond Fund and California Tax-Free Fund may invest in municipal lease obligations and certificates of participation, which are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit, and their interest may become taxable if the lease is assigned. In certain instances, if funds are not appropriated for the following year's lease payments, a lease may termi-nate, with the possibility of default on the lease obligation and significant loss to the Fund. A participation interest in a municipal lease obligation rep-resents a specified, undivided interest in the obligation in proportion to the purchased interest in the total amount of the obligation and may have limited marketability.

MUNICIPAL SECURITIES. The Money Market Funds, Municipal Bond Fund and Califor-nia Tax-Free Fund may invest in Municipal Securities, which include general ob-ligation securities, which are backed by the full taxing power of a municipali-ty, and revenue securities, which are backed by revenues of a specific tax, project or facility. Industrial revenue bonds are a type of revenue bond backed by the credit and security of a private issuer and may involve greater risk. Private activity municipal securities, which may be subject to the federal al-ternative minimum tax, include securities issued to finance housing and other construction projects, student loans and privately owned solid waste disposal and water and sewage treatment facilities.

OPTIONS. The Non-Money Market Funds may purchase and sell options, which can be either put or call options on securities in which a particular Non-Money Market Fund may invest directly and are traded on registered domestic securities ex-changes or result from separate, privately negotiated transactions with primary U.S. Government securities dealers recognized by the Board of Governors of the Federal Reserve System. Purchases of put and call options are limited to 5% of each Non-Money Market Funds' total assets at the time of purchase. In addition, each Non-Money Market Fund may write (i.e., sell) covered put and call options provided such transactions do not exceed 5% of the Fund's total assets at the time of sale.

OTHER INVESTMENT COMPANIES. All of the Funds may invest in shares of other open-end management investment companies to the extent consistent with a Fund's investment objectives and policies and subject to the limitations of Section 12(d)(1) of the Investment Company Act of 1940. Such investment companies can be expected to charge fees for certain operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds. The Tax-Free Money Market Fund may invest in shares of another tax-free money market fund provided, however, that the Tax-Free Money Market Fund may only invest in a tax-free money market fund with a fundamental policy of investing, under normal conditions, at least 80% of its total assets in obliga-tions that are exempt from federal income taxes and that are not subject to the federal alternative minimum tax. The Money Market Funds will only invest in the shares of other money market funds after conducting a credit analysis of such funds.

REPURCHASE TRANSACTIONS. All of the Funds may participate in repurchase trans-actions, which are transactions involving a purchase of a security by a Fund that simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount. In the event of the bankruptcy of the other party to a repurchase agreement, a Fund could experience delays in recovering its cash or disposing of the securi-ties obtained from the other party. To the extent that in the meantime, the value of the securities purchased may have decreased, a Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Adviser. Repurchase agreements are, in effect, loans of Fund assets.

RESOURCE RECOVERY BONDS. The Tax-Free Money Market Fund, Municipal Bond Fund and California Tax-Free Fund may invest in Resource Recovery Bonds, which are a type of revenue bond issued to build facilities such as solid waste incinera-tors or waste-to-energy plants. Typically, a private corporation will be in-volved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for the use of facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

RESTRICTED SECURITIES. All of the Funds may purchase securities which cannot be sold to the public without registration under the Securities Act of 1933. Un-less registered for sale, these securities can only be sold in privately nego-tiated transactions or pursuant to an exemption from registration.

REVERSE REPURCHASE TRANSACTIONS. All of the Funds may participate in reverse repurchase transactions. In a reverse repurchase transaction, a Fund sells a portfolio instrument to another party such as a bank or broker-dealer, in re-turn for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon price and time. Reverse repurchase agreements are, in effect, borrowings by the Funds. Each Fund expects that it will engage in reverse re-purchase agreements for the limited purpose of meeting redemptions. Reverse re-purchase agreements may increase the risk of fluctuation in the market value of each Fund's assets or in its yield. As a matter of fundamental policy, each Money Market Fund may not engage in reverse repurchase agreements in an amount exceeding 10% of its total assets. When a Fund enters into a reverse repurchase transaction, it will place cash or liquid high quality debt instruments in a segregated account with its custodian in an amount at least equal to its obli-gations under the reverse repurchase transaction.

SECURITIES LENDING. To increase return on portfolio securities, the Short-Term Bond Fund, Bond Fund, Growth & Income Fund and Growth Fund may lend their port-folio securities to broker-dealers and other institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There may be risks of de-lay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securi-ties fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks. The aggregate of all out-standing loans of a Fund may not exceed 33 1/3% of the value of its total as-sets.

STANDBY COMMITMENTS. The Tax-Free Money Market Fund, the Municipal Bond and the California Tax-Free Fund may invest in standby commitments, which are puts that entitle the security holder to same-day settlement at amortized cost plus accrued interest. Issuers or financial intermediaries who provide demand fea-tures or standby commitments often support their ability to buy securities on demand by obtaining letters of credit ("LOCs") or other guarantees from domes-tic or foreign banks. LOCs also may be used as credit supports for other types of municipal instruments. The Adviser may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by an LOC. In evaluating a foreign bank's credit, the Adviser will consider whether ade-quate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency con-trols, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

TAX AND REVENUE ANTICIPATION NOTES. The Tax-Free Money Market Fund, Municipal Bond Fund and California Tax-Free Fund may invest in Tax and Revenue Anticipa-tion Notes, which are issued by municipalities in expectation of future tax or other revenues, and are payable from those specific taxes or revenues.

TAX-EXEMPT COMMERCIAL PAPER. The Tax-Free Money Market Fund, the Municipal Bond Fund and the California Tax-Free Fund may purchase tax-exempt commercial paper, which is issued by municipalities to help provide short-term capital or finance operating needs.

TAX-EXEMPT SECURITIES. The Municipal Bond and California Tax-Free Funds may invest in tax-exempt securities, which include those on which the interest rate has been divided into two or more different components. Typically, one component (the "Auction Component") pays an interest rate that is reset peri-odically through an auction process or by reference to an interest rate index and is essentially a variable or floating rate obligation. A second component (the "Inverse Component") pays a residual interest rate based on the differ-ence between the total interest paid by the issuer on the municipal securities and the rate paid on the Auction Component. Inverse Components may also pay a rate of interest determined by subtracting a multiple of a variable or float-ing rate from the total amount paid by the issuer of the tax-exempt security. Either Fund may purchase Auction Com-ponents without limitation and, with respect to up to 20% of the Fund's total assets, may purchase Inverse Components. Because the interest rate paid to holders of Inverse Components is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to Inverse Component holders will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases. Moreover, the extent of the increases and decreases in the value of an Inverse Component in response to changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal se-curity having similar credit quality, redemption provisions and maturity. In-vestments in Inverse Components may therefore increase the volatility of the NAV of Fund shares.

TENDER OPTION BONDS. The Tax-Free Money Market Fund may invest in tender option bonds, which are created by coupling an intermediate- or long-term, fixed rate tax-exempt bond with a tender agreement that gives the holder the option to tender the bond at its face value. In return for providing the tender option, the sponsor (usually a bank, broker-dealer or other financial institution) re-ceives periodic fees equal to the difference between the bond's fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par value. Subject to applicable regulatory requirements, the Fund may buy tender option bonds if the tender option agreement gives the Fund the right to tender the bond to its sponsor no less frequently than once every 397 days. A sponsor may terminate a tender option if, for example, the issuer of the un-derlying bond defaults on interest payments.

U.S. GOVERNMENT OBLIGATIONS. All of the Funds may invest in U.S. Government Ob-ligations, which are securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Not all U.S. Government Obligations are di-rect obligations of the U.S. Treasury. Payment of their principal and interest may be backed by the full faith and credit of the United States (e.g., U.S. Treasury bills and GNMA certificates) or solely by the issuing or guaranteeing agency or instrumentality itself (e.g., FNMA notes). In the latter case, in-vestors must look to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment. GNMA certificates and FNMA notes represent ownership interests in a pool of mortgages and the resulting cash flow from those mortgages. The stated maturities of these obligations may be shortened by unscheduled prepayments of principal and interest on the underlying mortgages, thereby affecting a Fund's yield.

VARIABLE- OR FLOATING-RATE INSTRUMENTS. All of the Funds may invest in variable- or floating-rate instruments (including notes purchased directly from issuers), which bear variable or floating interest rates and may carry a demand feature that permits holders to demand full payment from the issuers or certain financial intermediaries. Floating-rate securities have interest rates that change whenever there is a change in a designated market-based interest rate, while variable-rate instruments provide for a specified periodic adjustment in the interest rate.

ZERO COUPON BONDS. The Tax-Free Money Market Fund, U.S. Government Income Fund, Municipal Bond Fund, California Tax-Free Fund and Bond Fund may invest in zero coupon bonds, which are bonds that do not make regular interest payments; in-stead they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calcu-lating dividends, the Funds will take into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

INVESTMENT LIMITATIONS

  Each Fund's investment objective, as set forth in the "The Funds in Brief" section, is fundamental; that is, it may not be changed without approval by vote of the holders of a majority of the relevant Fund's outstanding voting se-curities. In addition, any fundamental investment policy may not be changed without such shareholder approval. If the Board of Directors determines, howev-er, that a Fund's investment objective can best be achieved by a substantive change in a non-fundamental investment policy or strategy, the Board may make such change without shareholder approval and will disclose any such material changes in the then current prospectus. Any policy that is not specified in a Fund's Prospectus, or in the SAI, as being fundamental, is non-fundamental.

MONEY MARKET FUNDS

  Set forth below are some of the Money Market Funds' principal investment lim-itations. A complete listing is contained in the SAI.
(1) Each Fund normally may not invest more than 5% of its total assets in the securities (other than U.S. Government securities) of any one issuer.
(2) Each Fund will not purchase a security (other than U.S. Government securi-ties) if, as a result, more than 25% of its total assets would be invested in a particular industry, except that the Money Market Fund will concen-trate more than 25% of its total assets in the financial services industry.


(3) Each Fund (a) may borrow money for temporary or emergency purposes (not for leveraging or investment) or engage in reverse repurchase agreements in an amount not to exceed 10% of its total assets; and (b) may not purchase any security while borrowings representing more than 5% of its total assets are outstanding; and

(4) Each Fund (a) may make securities or other loans to other parties, but not in excess of 33 1/3% of its total assets, and (b) may engage in repurchase agreements.

  Limitations 1, 2 and 4(a) are fundamental investment policies. Except for the percentage limitation in 4(a), these limitations and policies are considered at the time of purchase; the sale of securities is not required in the event of a subsequent change in circumstances.
  Because the Money Market Fund concentrates more than 25% of its total assets in the financial services industry, its performance may be affected by condi-tions affecting banks and other financial services companies. Companies in the financial services industry are subject to various risks related to that indus-try, such as governmental regulation, changes in interest rates and exposure on loans, including loans to foreign borrowers.

  Investments in the financial services industry will consist of, among other things, obligations of domestic banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, leasing com-panies and a variety of firms in the insurance field. These obligations include time deposits, certificates of deposit, bankers' acceptances and commercial pa-per.

NON-MONEY MARKET FUNDS

  Set forth below are some of the Non-Money Market Funds' principal investment limitations. A complete listing is contained in the SAI. Each Non-Money Market Fund may not:
(1) Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations, and except that this re-striction does not apply to the California Tax-Free Fund, which is a non-diversified fund.

(2) Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securi-ties of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to U.S. Government Obligations and repurchase agreements secured by such obligations; (b) with respect to the California Tax-Free Fund there is no limitation with respect to municipal obligations (for purposes of this lim-itation, with respect to the California Tax-Free Fund, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be municipal obligations, and with respect to the Municipal Bond Fund, industrial development revenue bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be municipal obligations); (c) wholly owned finance companies will be considered to be in the industries of their parents if their activ-ities are primarily related to financing the activities of the parents; and
    (d) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

(3) Borrow money, except that each Fund may borrow money for temporary or emer-gency purposes (not for leveraging or investment) or engage in reverse re-purchase agreements in an amount not exceeding 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings).

(4) Lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt instruments or to repurchase agreements.

  Each of the above is a fundamental investment policy. If a percentage limita-tion is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio se-curities will not constitute a violation of such limitation.

INVESTMENT ADVISER
  Griffin Financial Investment Advisers
  5000 Rivergrade Road

  Irwindale, California 91706

SUB-ADVISER TO THE MONEY MARKET FUND, TAX-FREE
MONEY MARKET FUND, U.S. GOVERNMENT INCOME FUND,
MUNICIPAL BOND FUND AND CALIFORNIA TAX-FREE FUND
  Payden & Rygel Investment Counsel
  333 South Grand Avenue, 32nd Floor
  Los Angeles, California 90071

SUB-ADVISER TO THE BOND FUND AND GROWTH & INCOME FUND
  The Boston Company Asset Management, Inc.
  One Boston Place
  Boston, Massachusetts 02108

SUB-ADVISER TO THE SHORT-TERM BOND FUND AND GROWTH FUND
  T. Rowe Price Associates, Inc.
  100 East Pratt Street
  Baltimore, Maryland 21202

SPONSOR AND DISTRIBUTOR
  Griffin Financial Services
  5000 Rivergrade Road

  Irwindale, California 91706

TRANSFER AGENT AND CUSTODIAN
  Investors Fiduciary Trust Company

  801 Pennsylvania
  Kansas City, Missouri 64105

INDEPENDENT AUDITOR
  KPMG Peat Marwick LLP
  725 South Figueroa Street
  Los Angeles, California 90017

LEGAL COUNSEL
  Morrison & Foerster LLP
  2000 Pennsylvania Avenue, N.W.
  Washington, D.C. 20006

For more information about the Funds, simply call (800) 676-4450, or write:
  Griffin Financial Services
  5000 Rivergrade Road

  Irwindale, California 91706

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND EXCHANGE COMMISSION, ANY STATE
SECURITIES COMMISSION OR ANY OTHER REGULATORY
AUTHORITY, NOR HAVE ANY OF THE FOREGOING AUTHORITIES
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

THE GRIFFIN FUNDS

PROSPECTUS JANUARY 31, 1998

 ................................................................................
MONEY MARKET FUND

  The Money Market Fund seeks to provide investors with as high a level of current income as is consistent with the preservation of principal and liquidity.

TAX-FREE MONEY MARKET FUND

  The Tax-Free Money Market Fund seeks to provide investors with as high a level of current income, exempt from federal income taxes, as is consistent with a portfolio of high quality short-term municipal obligations selected on the basis of liquidity and stability of capital.

  Investments in the Money Market Fund and Tax-Free Money Market Fund (each a "Fund," together the "Funds") are neither insured nor guaranteed by the U.S. Government. There can be no assurance that either the Money Market Fund or the Tax-Free Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

  This Prospectus sets forth concisely the information about the Money Market Fund and the Tax-Free Money Market Fund of The Griffin Funds, Inc. ("The Griffin Funds") that a prospective investor ought to know before investing in the Funds. Please read this Prospectus carefully before investing and keep it for future reference.

  A Statement of Additional Information ("SAI") dated January 31, 1998 containing additional information about the Funds has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SAI is available free upon request by calling The Griffin Funds at 1-800-676-4450.

  SHARES OF THE FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, HOME SAVINGS OF AMERICA, FSB ("HOME SAVINGS"), SAVINGS OF AMERICA OR ANY OF THEIR AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN EITHER OF THE FUNDS INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

  GRIFFIN FINANCIAL INVESTMENT ADVISERS ("GRIFFIN ADVISERS") IS THE INVESTMENT ADVISER AND, TOGETHER WITH ITS AFFILIATES, PROVIDES CERTAIN OTHER SERVICES TO THE FUNDS, FOR WHICH THEY ARE COMPENSATED. GRIFFIN FINANCIAL SERVICES ("GRIFFIN FINANCIAL") IS THE SPONSOR AND DISTRIBUTOR FOR THE FUNDS. GRIFFIN ADVISERS AND GRIFFIN FINANCIAL ARE BOTH AFFILIATED WITH HOME SAVINGS AND SAVINGS OF AMERICA.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 KEY FUND FACTS

 THE FUNDS IN BRIEF                                                         3
 ..............................................................................
 WHO MAY WANT TO INVEST                                                     4

 FUND EXPENSES

    FUND EXPENSES                                                           5

 FINANCIAL HIGHLIGHTS

    FINANCIAL HIGHLIGHTS                                                    6

 INVESTMENT POLICIES AND
 PROCEDURES

    INVESTMENT POLICIES AND PROCEDURES                                      6

 YOUR FUND ACCOUNT

    TYPES OF ACCOUNTS                                                       7
      Different ways to set up an account.
    ...........................................................................
    HOW TO PURCHASE SHARES                                                  8
      Opening an account and making additional Fund purchases.
    ...........................................................................
    HOW TO REDEEM SHARES                                                   10
      Redeeming shares and closing your account.
    ...........................................................................
    SHAREHOLDER SERVICES                                                   12
    ...........................................................................
    DIVIDENDS, CAPITAL GAINS AND TAXES                                     13

FUND ACCOUNT POLICIES

    TRANSACTION POLICIES                                                   14
     Share price calculations and purchase and redemption policies.

 THE FUNDS IN DETAIL

    STRUCTURE                                                              16
      How the Funds are structured.
    ...........................................................................
    SERVICE PROVIDERS                                                      16
    ............................................................................
    SUMMARY OF FUND EXPENSES                                               16
     Fund operating costs and how they are calculated.
    ...........................................................................
    PERFORMANCE                                                            17
    ...........................................................................
    DESCRIPTION OF INVESTMENTS                                             17
    ...........................................................................
    INVESTMENT LIMITATIONS                                                 21

  No person has been authorized to give any information or to make any representations not contained in this Prospectus in connection with the offering made by the Prospectus, and if given or made, such information or representations must not be relied upon as having been authorized by The Griffin Funds, Inc. or Griffin Financial. This Prospectus does not constitute an offering by The Griffin Funds, Inc. in any jurisdiction in which such offering may not lawfully be made.

 KEY FUND FACTS

THE FUNDS IN BRIEF

INVESTMENT OBJECTIVES AND POLICIES: THE MONEY MARKET FUND, a diversified fund, seeks to provide investors with as high a level of current income as is consistent with the preservation of principal and liquidity.

  THE TAX-FREE MONEY MARKET FUND, a diversified fund, seeks to provide investors with as high a level of current income, exempt from federal income taxes, as is consistent with a portfolio of high quality short-term municipal obligations selected on the basis of liquidity and stability of capital. As a matter of fundamental policy, under normal market conditions, the Tax-Free Money Market Fund will invest its assets so that at least 80% of its income distributions are exempt from federal income tax and the federal alternative minimum tax.

  The Funds may purchase only high quality securities that Griffin Advisers believes present minimal risks. To be considered high quality, a security generally must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating services (or by one, if only one rating service has rated the security) or, if unrated, be judged to be of equivalent quality by Griffin Advisers.

  The Money Market Fund and Tax-Free Money Market Fund must limit their investments to securities with remaining maturities of 397 days or less and must maintain a dollar-weighted average maturity of 90 days or less.

  As with any mutual fund, there can be no assurance that a Fund will achieve its investment objective. An investment in a Fund is not insured against loss of principal. The ability of the Funds to achieve a high level of income is circumscribed by their investment exclusively in high quality, short-term instruments.

  For more detailed information about portfolio practices see "Investment Policies and Procedures" and "The Funds In Detail -- Description of Investments" and "-- Investment Limitations."

MANAGEMENT: Subject to the general supervision of the Board of Directors of The Griffin Funds and in accordance with each Fund's investment policies, Griffin Advisers, as investment adviser, and Payden & Rygel Investment Counsel ("Payden & Rygel"), as sub-adviser, manage investments for the Funds.

  Griffin Advisers, a subsidiary of Griffin Financial Services of America, which is a subsidiary of H.F. Ahmanson & Company, a savings and loan holding company, and an affiliate of Home Savings and Savings of America, is located at 5000 Rivergrade Road, Irwindale, CA 91706. Griffin Advisers, a California corporation, was organized on July 22, 1993.

  Payden & Rygel, which is located at 333 South Grand Avenue, 32nd Floor, Los Angeles, California 90071, was established in 1983, and as of December 31, 1997 managed assets of approximately $23 billion.

  As used herein, the "Adviser" means Griffin Advisers and/or Payden & Rygel as the context requires.

SPONSOR AND DISTRIBUTOR: Griffin Financial, a registered broker-dealer, is the sponsor and distributor of the Funds. In this capacity, Griffin Financial has the exclusive right to distribute shares of the Funds. Griffin Financial is a subsidiary of Griffin Financial Services of America, which is a subsidiary of H.F. Ahmanson & Company, and an affiliate of Griffin Advisers, Home Savings and Savings of America.

ADMINISTRATOR: Griffin Financial Administrators ("Griffin Administrators") serves as the administrator of the Funds and provides various administration and accounting services to the Funds. Investors Fiduciary Trust Company ("IFTC") provides certain sub-administration services to the Funds.

HOW TO PURCHASE AND REDEEM SHARES: For a description of how to purchase and redeem shares, see "Your Fund Account -- How to Purchase Shares," and "-- How to Redeem Shares" in this Prospectus.

  Customers of Griffin Financial may invest in the Funds through a Griffin Financial Services Portfolio Builder Account ("Portfolio Builder Account"). Investments through a Portfolio Builder Account are governed by the terms and conditions of the Portfolio Builder Account, which are set forth in a separate Portfolio Builder Account Client Agreement provided by Griffin Financial to each Portfolio Builder Account holder. In light of the discretionary asset allocation structure of investments through the Portfolio Builder Account, certain of the features described in this Prospectus are not available to all investors purchasing shares of the Funds through a Portfolio Builder Account.

Specifically, shares of a Fund purchased through a Portfolio Builder Account may be redeemed only through the Portfolio Builder Account, and the dividend and distribution options and exchange privileges described in this Prospectus are not available with respect to shares purchased through a Portfolio Builder Account. Potential Portfolio Builder Account holders should refer to the Client Agreement for more information regarding the Portfolio Builder Account, including information about fees and expenses.

WHO MAY WANT TO INVEST

  THE MONEY MARKET FUND is designed as a convenient vehicle for those investors seeking to obtain the yields available from money market instruments while maintaining liquidity. The Money Market Fund makes it possible for investors to participate in a more diversified portfolio of money market instruments than the amount of their investments might otherwise permit.

  THE TAX-FREE MONEY MARKET FUND offers investors a convenient way to invest in a professionally managed portfolio of short-term municipal obligations. Investments in the Tax-Free Money Market Fund earn federally tax-exempt income while remaining liquid and diversified.

  IMPORTANT RISK FACTORS. Each Fund's ability to achieve its respective investment objective depends on the successful implementation of its investment strategies. The Funds' policies are intended to help maintain a stable $1.00 share price. However, the value of the instruments which the Funds may purchase can change under certain circumstances, such as when interest rates or issuers' creditworthiness change, or if an issuer or guarantor of a security fails to pay interest or principal when due. If these changes in value are material, a Fund's share price could deviate (positively or negatively) from $1.00. Securities with longer maturities generally are more susceptible to price changes, although they may provide higher yields. Debt securities that are not backed by the United States Government are subject to credit risk, which is the risk that the issuer may not be able to pay principal and/or interest when due. In addition, the market value of fixed income securities in a Fund's portfolio can, generally, be expected to vary inversely to changes in prevailing interest rates. Thus, in periods of declining interest rates, the market value of a Fund's portfolio of fixed income securities will tend to increase, and in periods of rising interest rates will tend to decrease. Neither of the Funds on an individual basis constitutes a complete investment plan.

 FUND EXPENSES

   MONEY MARKET FUND
   TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
                        SHAREHOLDER TRANSACTION EXPENSES
-----------------------------------------------------------

                             TAX-FREE
                     MONEY    MONEY
                     MARKET   MARKET
                      FUND     FUND
-----------------------------------------------------------
Maximum sales load
 imposed on pur-
 chases               None     None
Maximum sales load
 imposed on rein-
 vested dividends     None     None
Maximum deferred
 sales load           None     None
Redemption fees       None     None
Exchange fees         None     None
-----------------------------------------------------------


-----------------------------------------------------------
                   ANNUAL FUND OPERATING EXPENSES
              (AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------

                             TAX-FREE
                     MONEY    MONEY
                     MARKET   MARKET
                      FUND     FUND
-----------------------------------------------------------
Management fees
 (after waivers)*     0.23%    0.00%
12b-1 fees            0.20%    0.20%
Other expenses
 (after waivers
 and
 reimbursements)*     0.32%    0.55%
Total Fund
 operating
 expenses (after
 waivers and
 reimbursements)*     0.75%    0.75%
-----------------------------------------------------------

* Griffin Advisers and Griffin Administrators currently intend to voluntarily waive a portion of their respective fees and reimburse the Funds for certain expenses. The percentages shown above under "Management fees (after waivers)," "Other expenses (after waivers and reimbursements)" and "Total Fund operating expenses (after waivers and reimbursements)" are based on amounts incurred during the most recent fiscal year, restated to reflect voluntary fee waivers and expense reimbursements that are expected to continue during the current fiscal year. Absent such voluntary waivers and reimbursements, these percentages are expected to be 0.50%, 0.32% and 1.02%, respectively, for the Money Market Fund and 0.50%, 0.72% and 1.42%, respectively, for the Tax-Free Money Market Fund. There can be no assurance that the foregoing voluntary fee waivers and expense reimbursements will continue.

EXAMPLE: Assume hypothetically that each Fund's annual return is 5% and that its operating expenses are as described in the above table for the periods shown below. For every $1,000 you invested, the following shows the amounts you would have paid in total expenses if you redeemed your shares after the number of years indicated:

After 1 year

 Money Market Fund               $ 8
 Tax-Free Money Market Fund      $ 8
After 3 years
 Money Market Fund               $24
 Tax-Free Money Market Fund      $24
After 5 years
 Money Market Fund               $42
 Tax-Free Money Market Fund      $42
After 10 years
 Money Market Fund               $93
 Tax-Free Money Market Fund      $93

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

  The purpose of the foregoing tables is to help you understand the various costs and expenses that a shareholder in a Fund will bear directly or indirectly. Operation of the Funds involves a variety of expenses for shareholder statements, tax reporting, legal, accounting and other services. These expenses are paid out of each Fund's assets and are illustrated by the above tables.

 FINANCIAL HIGHLIGHTS

The following financial information relating to the Funds has been derived from the financial statements of The Griffin Funds, and should be read in conjunction with such financial statements and the related notes that appear in the Funds' Annual Report, dated September 30, 1997, which is incorporated by reference in the SAI. The financial statements of The Griffin Funds for the periods presented have been audited by KPMG Peat Marwick LLP, the independent auditors to The Griffin Funds, whose report thereon appears in the Annual Report. Further information about, and management's discussion of, the Funds' performance is contained in the Funds' Annual Report, which may be obtained upon request and without charge. The Funds' SAI is incorporated by reference into this Prospectus.
--------------------------------------------------------------------------------

                                                                               TAX-FREE
                                      MONEY MARKET                           MONEY MARKET
                          --------------------------------------- -------------------------------------
                            YEAR      YEAR     YEAR      PERIOD    YEAR     YEAR     YEAR      PERIOD
                           ENDED     ENDED     ENDED     ENDED     ENDED    ENDED    ENDED     ENDED
                          9/30/97   9/30/96   9/30/95  9/30/94(A) 9/30/97  9/30/96  9/30/95  9/30/94(A)
-------------------------------------------------------------------------------------------------------
Net asset value--
 beginning of period....  $   1.00  $   1.00  $  1.00   $  1.00   $  1.00  $  1.00  $ 1.00    $  1.00
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
Net investment income...      0.05      0.05     0.05      0.03      0.03     0.03    0.03       0.02
Total from investment
 operations.............      0.05      0.05     0.05      0.03      0.03     0.03    0.03       0.02
LESS DISTRIBUTIONS:
Dividends from net
 investment income......     (0.05)    (0.05)   (0.05)    (0.03)    (0.03)   (0.03)  (0.03)     (0.02)
Total distributions.....     (0.05)    (0.05)   (0.05)    (0.03)    (0.03)   (0.03)  (0.03)     (0.02)
Net increase (decrease)
 in net asset value.....      0.00      0.00     0.00      0.00      0.00     0.00    0.00       0.00
Net asset value--end of
 period.................  $   1.00  $   1.00  $  1.00   $  1.00   $  1.00  $  1.00  $ 1.00    $  1.00
Total return (not
 annualized)(b).........      5.12%     5.05%    5.52%     3.36%     3.02%    3.00%   3.44%      2.22%
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000)...........  $229,774  $184,648  $79,964   $49,988   $16,161  $11,652  $8,621    $10,633
Ratios to average net
 assets (annualized):
Ratio of expenses to
 average net assets(i)..      0.53%     0.58%    0.42%     0.15%     0.68%    0.62%   0.44%      0.17%
Ratio of net investment
 income to average net
 assets(ii).............      5.01%     4.92%    5.40%     4.25%     2.98%    2.93%   3.39%      2.56%
(i)Ratio of expenses to
  average net assets
  prior to waivers and
  reimbursements(c).....      1.02%     1.09%    1.29%     1.64%     1.42%    1.53%   1.90%      2.28%
(ii)Ratio of net
  investment income to
  average net assets
  prior to:
  waivers and
  reimbursements(c).....      4.52%     4.41%    4.53%     2.76%     2.24%    2.02%   1.92%      0.45%
Portfolio Turnover Rate.       N/A       N/A      N/A       N/A       N/A      N/A     N/A        N/A

-------

(a) The Fund commenced operations on October 19, 1993.

(b) Total return represents aggregate total return for the periods indicated.

(c) Ratio reflects fees reduced in connection with specific agreements only for periods ended after September 30, 1995.

--------------------------------------------------------------------------------
 INVESTMENT POLICIES AND PROCEDURES

  The MONEY MARKET FUND invests in high quality U.S. dollar-denominated money market instruments, including (i) bank obligations, consisting of certificates of deposit and bankers' acceptances of U.S. and foreign banks; (ii) commercial paper; (iii) U.S. Government obligations; and (iv) other debt obligations, consisting of municipal obligations, corporate bonds, asset-backed securities and securities issued by special purpose entities. The Money Market Fund also may engage in repurchase and reverse repurchase transactions. In addition, the Fund may buy or sell securities on a when-issued or delayed-delivery basis and may purchase restricted and illiquid instruments.

  The Fund will concentrate (I.E., invest more than 25% of its total assets) in the financial services industry. Because the Fund concentrates its investments in the financial services industry, its performance may be affected more significantly by conditions affecting banks and other financial services companies than the performance of funds that do not concentrate in the financial services industry. See "The Funds in Detail --
 Investment Limitations."

  The TAX-FREE MONEY MARKET FUND invests in high quality, short-term municipal obligations selected on the basis of liquidity and stability of principal. These include municipal obligations issued by states or their counties, municipalities, authorities or other political subdivisions, and municipal obligations issued by territories or possessions of the U.S., such as Puerto Rico.
  As a matter of fundamental policy, under normal market conditions, the Fund will invest its assets so that at least 80% of its income distributions are exempt from federal income tax and the federal alternative minimum tax.

  The Tax-Free Money Market Fund invests in high quality, short-term municipal securities but it may also invest in high quality, long-term fixed, variable or floating rate municipal instruments (including tender option bonds) and municipal instruments with demand features and standby commitments whose features give them interest rates, maturities and prices similar to short-term instruments. See "Additional Securities and Investment Practices -- Variable- or Floating-Rate Demand Obligations," and "Additional Securities and Investment Practices -- Standby Commitments" in the SAI. Generally, the Fund's investments in municipal securities will consist of tax, revenue or bond anticipation notes; tax-exempt commercial paper, general obligation or revenue bonds (including municipal lease obligations and resource recovery bonds); and zero coupon bonds. The Fund may buy or sell securities on a when-issued or delayed-delivery basis, and may purchase restricted securities and illiquid instruments.

  The Tax-Free Money Market Fund may temporarily change its investment focus for defensive purposes. During periods when, in the Adviser's opinion, a temporary defensive posture in the market is appropriate, the Fund may hold cash that is not earning interest or invest in obligations whose interest may be federally taxable. Under such circumstances, the Fund may temporarily invest so that less than 80% of its income distributions are federally tax-free. Federally taxable obligations in which the Fund may invest include obligations issued by the U.S. Government or any of its agencies or instrumentalities, high quality commercial paper, certificates of deposit and repurchase agreements.

  Pursuant to procedures adopted by the Board of Directors, the Funds may purchase only high-quality securities that the Adviser believes present minimal credit risks. To be considered high quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized statistical rating services (or by one, if only one rating service has rated the security) or, if unrated, must be judged to be of equivalent quality by the Adviser. For more information concerning the instruments in which the Funds may invest, see "The Funds in Detail -- Description of Investments."

 YOUR FUND ACCOUNT

TYPES OF ACCOUNTS

  You may set up an account directly in either Fund. The various types of accounts that can be established with The Griffin Funds are described below.

  Remember: The account guidelines may NOT apply to certain retirement accounts. If your employer offers either of the Funds through a retirement program, contact your employer for more information. Otherwise, call The Griffin Funds directly or contact your Griffin Financial Representative.

INDIVIDUAL OR JOINT TENANTS

  Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).

RETIREMENT

  Retirement plans can help individuals to "shelter" investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimum initial and subsequent investment amounts. The following summarizes the general attributes of tax laws common to retirement programs. You should consult your tax adviser for more specific information.

 . Individual Retirement Accounts (IRAs) allow individuals who are not active participants in certain types of retirement plans and who are under age 70-1/2 with earned income to make deductible contributions to an IRA subject to certain dollar limitations.

 . Rollover IRAs offer special tax advantages for certain distributions from employer-sponsored retirement plans.

 . Keogh or Corporate Profit Sharing and Money Purchase Pension Plans allow self-employed individuals or small business owners (and their employees) to make tax deductible contributions for themselves and any eligible employees up to $30,000 per year.

 .  New Savings Incentive Match Plans for Employees (SIMPLE Plans) and older
   Simplified Employee Pension Plans (SEP-IRAs) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh plan, together with fewer administrative requirements.

 . 403(b) Custodial Accounts are available to employees of most tax-exempt institutions, including schools, hospitals, and other charitable organizations.

 . 401(k) Programs allow employees of a company which has established such a program to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

 . Spousal IRAs allow a working spouse to make deductible contributions, subject to certain dollar limitations, to an IRA established by a nonworking spouse (or by a spouse whose compensation from a job does not exceed $250 for the taxable year).

 . Roth IRAs allow individuals, including individuals over the age of 70 1/2, to take tax-free distributions of the earnings on NONdeductible contributions.

EDUCATION

  Education investment accounts allow certain taxpayers to contribute up to $500 per child per year to an education IRA. Earnings on such contributions may be distributed tax free if used to pay the child's postsecondary education expenses.

  The Tax-Free Money Market Fund is not an appropriate investment for tax-exempt institutions or tax-sheltered retirement and education accounts, as such investors would receive no benefit from the tax-exempt status of the Fund's dividends.

GIFTS OR TRANSFER TO MINORS (UGMA, UTMA)

  These custodial accounts enable a donor to give or otherwise transfer money to a child and to obtain certain tax benefits. A donor can give up to $10,000 a year per child without having such contributions be subject to federal gift tax. Depending on applicable state laws, a custodial account can be established under either the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).

Trust

  The trust must be established before an account can be opened. You may have to provide additional materials or sign additional documents.

BUSINESS OR ORGANIZATION

  Corporations, associations, partnerships, institutions and other organizations should contact a Griffin Financial Representative for more information.

HOW TO PURCHASE SHARES

  If you are a new investor in the Funds, you may open your account in person or by wire as described on page 9. You also may complete and sign an account application and mail it together with your check. If you need an application, call 1-800-676-4450 or contact your Griffin Financial Representative.

  If you are already an investor in any portfolio of The Griffin Funds (each, a "Griffin Fund"), you can make further investments in one of the Griffin Funds:

 .  In person,

 .  By mailing in an application with a check, or

 . By exchanging from another Griffin Fund, subject to the limitations described in the other Griffin Fund's prospectus.

  You can arrange withdrawals from your checking or savings deposit account to open a new Fund account or to add to an existing Fund account, subject to the terms of the deposit account.

  If you are a first-time investor through a tax-sheltered retirement plan, such as an IRA, you will need a special application. Ask your Griffin Financial Representative or call1-800-676-4450 for more information about retirement plan investment procedures and a retirement application.

  If you purchase shares by check, and then redeem those shares by any method other than by exchange to another Griffin Fund, the redemption proceeds will be mailed upon clearance of your purchase check, which may take up to fifteen days.

  All purchases made by check should be in U.S. dollars and be made payable to the appropriate Griffin Fund. Third-party checks, except those payable to an existing shareowner who is a natural person (as opposed to a corporation or partnership), credit cards and cash will not be accepted.

  From time to time, shares of the Funds also may be available for purchase through various sweep and cash management programs offered by various entities, including Griffin Financial and its affiliates, on terms specified in those programs.

SHARE PRICE
  The Funds' share price, referred to as the net asset value ("NAV"), is calculated every day that the New York Stock Exchange ("NYSE") is open for business.
  Share purchases are effected at the share price next determined after an order and good funds are received and accepted by a Fund. Share price is determined at noon, Eastern time. Orders received with good funds before 12:00 noon, Eastern time, are effective that day and orders received at or after noon, Eastern time, are effective the following business day. You will begin to accrue daily dividends the day after becoming a shareholder.

MINIMUM INVESTMENT AMOUNTS
FOR NEW ACCOUNTS

Minimum total initial investment  $1,000
Minimum investment per Fund       $  250
For retirement accounts           $  250
FOR ADDITIONAL INVESTMENTS        $  100
For retirement accounts           $  100
Through automatic investment      $   50

--------------------------------------------------------------------------------
                               PURCHASING SHARES
--------------------------------------------------------------------------------
METHOD       TO OPEN AN ACCOUNT            TO ADD TO AN ACCOUNT

In Person   .BRING YOUR APPLICATION       .BRING YOUR CHECK TO A GRIFFIN
             AND CHECK TO A GRIFFIN        FINANCIAL REPRESENTATIVE. CALL 1-
             FINANCIAL REPRESENTATIVE.     800-676-4450 FOR THE REPRESENTATIVE
             CALL 1-800-676-4450 FOR       NEAREST YOU.
             THE REPRESENTATIVE NEAREST
             YOU.

Mail        .COMPLETE AND SIGN THE        .MAKE YOUR CHECK PAYABLE TO "MONEY
             APPLICATION. MAKE YOUR        MARKET FUND"OR "TAX-FREE MONEY
             CHECK PAYABLE TO "MONEY       MARKET FUND." INDICATE YOUR FUND
             MARKET FUND" OR "TAX-FREE     ACCOUNT NUMBER ON YOUR CHECK.
             MONEY MARKET FUND."

             Mail to: P.O. Box 419245      Mail to (checks only): P.O. Box
             Kansas City, Missouri         419647 Kansas City, Missouri 64141
             64141

                                           .EXCHANGE BY MAIL: CALL 1-800-676-
                                            4450 FOR INSTRUCTIONS.

Phone 1-800-.EXCHANGE FROM ANOTHER        .EXCHANGE FROM ANOTHER GRIFFIN FUND
676-4450     GRIFFIN FUND ACCOUNT WITH     ACCOUNT WITH THE SAME REGISTRATION
             THE SAME REGISTRATION         (IDENTICAL NAME(S), ADDRESS, AND
             (IDENTICAL NAME(S),           TAXPAYER ID NUMBER).
             ADDRESS, AND TAXPAYER ID
             NUMBER).

Wire        .CALL 1-800-676-4450 TO
             SET UP YOUR ACCOUNT AND TO
             ARRANGE A WIRE
             TRANSACTION. NOT AVAILABLE
             FOR CERTAIN RETIREMENT
             ACCOUNTS.

            .WIRE WITHIN 24 HOURS TO:     .WIRE TO: INVESTORS FIDUCIARY TRUST
             INVESTORS FIDUCIARY TRUST     CO. ROUTING #101 0036 21 ACCOUNT
             CO. ROUTING #101 0036 21 #752-7144 SPECIFY FUND AND INCLUDE ACCOUNT #752-7144 SPECIFY YOUR ACCOUNT NUMBER AND YOUR NAME. FUND AND INCLUDE YOUR NEW
             ACCOUNT NUMBER AND YOUR
             NAME.

Automatic                                 .AUTOMATIC INVESTMENTS ON A REGULAR
Investment                                 BASIS: CALL 1-800-676-4450.
Plans

HOW TO REDEEM SHARES

  You can take money out of your Fund account at any time by redeeming some or all of your shares. Your shares will be redeemed at the next share price calculated after your order is received and accepted by the Fund.
  To redeem shares in a non-retirement account, you may use any of the methods described in this section.
  To redeem shares in a retirement account, your request must be made in writing, except for exchanges to other Griffin Funds, which can be requested by phone or in writing. Call 1-800-676-4450 for a retirement distribution form.

  If you are redeeming some but not all of your shares, you must leave an aggregate of at least $1,000 worth of shares in your Griffin Funds account(s) to keep your account(s) open ($250 for retirement accounts).
  To redeem shares by wire, you will need to provide advance authorization.
  You may redeem shares through the Funds' checkwriting service. There is no charge for this service and you may write an unlimited number of checks. The minimum check amount is $500. You may not use the checkwriting service if you have set up a systematic withdrawal plan. In addition, you should not write a check for the entire value of your account or close your account by writing a check.
  Certain redemption requests must include a signature guarantee. A signature guarantee is designed for your protection. Your request must be made in writing and must include a signature guarantee in any of the following situations:
 . You wish to redeem more than $100,000 worth of shares, . Your account registration has changed within the last 60 days, . The check is not being mailed to the address on your account (record address),
 . The check is not being made payable to the account holder, or . The redemption proceeds are being transferred to a Griffin Fund account registered in a different name.
  You can obtain a signature guarantee from a bank, broker (including Griffin Financial offices), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.
  The Griffin Funds, Griffin Financial and the transfer agent are not liable for damages resulting from following instructions communicated by telephone that they reasonably believe to be genuine. The Griffin Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If The Griffin Funds fails to do so, it may be liable for any losses due to unauthorized or fraudulent instructions. The following procedures may be used to process telephone redemptions: (i) your Social Security number is requested; (ii) the dollar amount of the transaction is confirmed by reading it back to you; (iii) the address of record or predesignated account number for the distribution is confirmed; and (iv) you are given a control number so that the transaction can be traced should you have any questions.

  Certain purchase, redemption and exchange features (E.G., checkwriting, automatic investment, systematic withdrawal, etc.) generally available to shareholders of a Fund may not be available to an investor who purchases shares of a Fund through a sweep or other cash management program offered by various entities, including Griffin Financial and its affiliates.

REDEEMING SHARES IN WRITING

  Write a "letter of instruction" with:

 .  Your name,

 .  The Fund's name,

 .  Your Fund account number,

 .  The dollar amount or number of shares to be redeemed, and

 .  Any other applicable requirements listed in the following table.

Unless otherwise instructed, The Griffin Funds will send a check to the record address. Mail your instructions to:

The Griffin Funds, Inc.
P.O. Box 419245
Kansas City, Missouri 64141

--------------------------------------------------------------------------------
                                REDEEMING SHARES
--------------------------------------------------------------------------------
METHOD         ACCOUNT TYPE                SPECIAL REQUIREMENTS

Phone 1-800-   ALL ACCOUNT TYPES EXCEPT   .MAXIMUM CHECK REQUEST: $100,000
676-4450       CERTAIN RETIREMENT
               ACCOUNTS

               All account types          .YOU MAY EXCHANGE TO OTHER GRIFFIN
                                           FUNDS IF BOTH ACCOUNTS ARE
                                           REGISTERED WITH THE SAME NAME(S),
                                           ADDRESS, AND TAXPAYER ID NUMBER.

Mail or in     INDIVIDUAL, JOINT          .THE LETTER OF INSTRUCTION MUST BE
Person         TENANTS, SOLE               SIGNED BY ALL persons required to
               PROPRIETORSHIPS, UGMA,      authorize transactions, exactly as
               UTMA                        their names appear on the account.

               Retirement accounts        .THE ACCOUNT OWNER SHOULD COMPLETE
                                           A RETIREMENT DISTRIBUTION FORM.
                                           CALL 1-800-676-4450 TO REQUEST ONE.

               Trust                      .THE TRUSTEE MUST SIGN THE LETTER
                                           IN THIS CAPACITY. IF THE TRUSTEE IS
                                           NOT NAMED IN THE ACCOUNT
                                           REGISTRATION, PROVIDE A COPY OF THE
                                           TRUST DOCUMENT CERTIFIED WITHIN THE
                                           LAST 60 DAYS.

               Business or Organization   .AT LEAST ONE PERSON AUTHORIZED (BY
                                           CORPORATE RESOLUTION OR OTHER
                                           ACTION) TO ACT ON BEHALF OF THE
                                           ACCOUNT MUST SIGN THE LETTER.

                                          .INCLUDE A CORPORATE RESOLUTION
                                           WITH CORPORATE SEAL OR A SIGNATURE
                                           GUARANTEE.

               Executor, Administrator,   .CALL 1-800-676-4450 FOR
               Conservator, Guardian       INSTRUCTIONS.

Wire           All account types except   .YOU MUST AUTHORIZE IN WRITING THE
               certain retirement          WIRE FEATURE BEFORE USING IT. TO
               accounts                    VERIFY THAT THE AUTHORIZATION IS IN
                                           PLACE, CALL 1-800-676-4450. MINIMUM
                                           WIRE: $5,000.

                                          .YOUR WIRE REDEMPTION REQUEST MUST
                                           BE RECEIVED BY THE GRIFFIN FUNDS
                                           BEFORE 4 P.M. EASTERN TIME FOR
                                           MONEY TO BE WIRED ON THE NEXT
                                           BUSINESS DAY.

Checkwriting   All account types except   .CALL 1-800-676-4450 TO APPLY FOR
               retirement                  CHECKWRITING.

                                          .MINIMUM CHECK AMOUNT: $500.

SHAREHOLDER SERVICES

  The Griffin Funds provide the following services to help you with your account.

INFORMATION SERVICES

  You may visit a Griffin Financial Representative for information or assistance or you can call a 24-hour toll-free telephone number for automated account balance information.
  Statements and reports that you will receive include the following:

 . Confirmation statements (generally after every transaction, except a reinvestment, that affects your account balance or your account registration)

 .  Account statements (quarterly)

 .  Fund reports (every six months)

  To reduce expenses, only one copy of most Fund reports will be mailed to you, even if you have more than one Fund account. Call 1-800-676-4450 if you need additional copies of any Fund reports or historical account information.

TRANSACTION SERVICES

  EXCHANGE PRIVILEGES allow you to redeem your shares in either of the Funds and buy shares of the other Fund or shares of any other Griffin Fund by telephone or written exchange. Shares of the Fund or Griffin Fund to be acquired must be registered for sale in the shareholder's state of residence. Investors should obtain and read the Prospectus for the Fund into which they desire to exchange before submitting an exchange order. Please remember that exchanges from a Fund are limited to four per calendar year, and that exchanges may have tax consequences for you. For complete policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see "Fund Account Policies-- Transaction Policies."

  AUTOMATIC INVESTMENT PLANS can help you in pursuing your financial goals by providing a convenient way to invest money regularly. The Griffin Funds lets you transfer money into your Fund account automatically on a monthly or quarterly basis. Transfers will occur on or about the 5th or 20th day of the applicable month. The minimum monthly automatic investment amount is $50. Certain restrictions apply for retirement accounts. Call 1-800-676-4450 for more information.

  SYSTEMATIC WITHDRAWAL PLANS let you set up monthly, quarterly, semi-annual or annual redemptions from your account. The minimum eligible account size for this service is $10,000 and the minimum withdrawal amount is $50. Fund shares will be redeemed as necessary to meet withdrawal payments. Remember that withdrawals may result in a gain or loss for tax purposes, may involve the use of principal and may deplete all of the shares in your account.

--------------------------------------------------------------------------------
                            REGULAR INVESTMENT PLANS
--------------------------------------------------------------------------------
AUTOMATIC INVESTMENTS
To transfer money from your bank or depository institution account to a Fund or a Griffin Fund

MINIMUM      FREQUENCY       OPENING OR CHANGING AN ACCOUNT

$50          MONTHLY OR     .FOR A NEW ACCOUNT, COMPLETE THE APPROPRIATE SECTION
             QUARTERLY       ON THE FUND APPLICATION.

                            .FOR EXISTING ACCOUNTS, CONTACT YOUR GRIFFIN
                             REPRESENTATIVE OR CALL 1-800-676-4450 FOR AN
                             APPLICATION.

                            .TO CHANGE THE AMOUNT OR FREQUENCY OF YOUR
                             INVESTMENT, VISIT A GRIFFIN FINANCIAL OFFICE OR CALL 1-800-676-4450 AT LEAST TEN BUSINESS DAYS PRIOR TO YOUR NEXT SCHEDULED INVESTMENT DATE.
--------------------------------------------------------------------------------
DIRECT DEPOSIT
To send all or a portion of your paycheck or Social Security check to a Griffin Fund
MINIMUM     FREQUENCY      OPENING OR CHANGING AN ACCOUNT

$50         EVERY PAY     .CHECK THE APPROPRIATE BOX ON THE FUND APPLICATION,
            PERIOD VISIT A GRIFFIN FINANCIAL OFFICE OR CALL 1-800-676-4450 FOR AN AUTHORIZATION FORM.

                          .CHANGES REQUIRE A NEW AUTHORIZATION FORM.
--------------------------------------------------------------------------------
GRIFFIN AUTOMATIC EXCHANGES
To exchange shares of one Griffin Fund for shares of another Griffin Fund
MINIMUM      FREQUENCY       SETTING UP OR CHANGING

$50          MONTHLY,       .CHECK THE APPROPRIATE BOX ON THE FUND APPLICATION,
             QUARTERLY       VISIT A GRIFFIN FINANCIAL OFFICE OR CALL 1-800-676-
             OR              4450 FOR AN AUTHORIZATION FORM.
             ANNUALLY

                            .TO CHANGE THE AMOUNT OR FREQUENCY OF YOUR
                             INVESTMENT, VISIT A GRIFFIN FINANCIAL OFFICE OR CALL 1-800-676-4450

--------------------------------------------------------------------------------
                          SYSTEMATIC WITHDRAWAL PLANS
--------------------------------------------------------------------------------
AUTOMATIC REDEMPTIONS
To redeem shares on a regular basis
MINIMUM      FREQUENCY       SETTING UP OR CHANGING

$50          MONTHLY,       .FOR A NEW ACCOUNT, COMPLETE THE APPROPRIATE
             QUARTERLY,      SECTION ON THE FUND APPLICATION.
             SEMIANNUALLY
             OR
             ANNUALLY

                            .FOR EXISTING ACCOUNTS, CONTACT YOUR GRIFFIN
                             REPRESENTATIVE OR CALL 1-800-676-4450 TO REQUEST THE APPROPRIATE FORM.
--------------------------------------------------------------------------------
DIVIDENDS, CAPITAL GAINS AND TAXES

  Income dividends are accrued daily and paid monthly on both Funds. Capital gains, if any, are declared and paid annually.

DISTRIBUTION OPTIONS

  When you open an account, specify on your application how you want to receive your distributions. Each Fund offers four options:

1. REINVESTMENT OPTION. Dividend and capital gain distributions will be automatically reinvested in additional Fund shares. If you do not indicate a choice on your application, it will be assumed that you have chosen this option.

2. EARNED-INCOME OPTION. Capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution.

3. CASH OPTION. A check for each dividend and capital gain distribution will be sent to you.
4. DESIGNATED DISTRIBUTION OPTION. Dividend and capital gain distributions will be automatically invested in shares of the same class of another Griffin Fund owned through an identically registered account. Visit a Griffin Financial office or call 1-800-676-4450 for more information.
TAXES

  Each of the Funds intends to qualify as a separate "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification relieves a Fund of liability for federal income tax to the extent its net investment income and capital gains are distributed annually in accordance with the Code. Each of the Funds intends to annually distribute substantially all of its net investment income and capital gains.

  Distributions from net investment income, and net short-term capital gains, if any, of the Money Market Fund are designated as dividend distributions and are taxable to the Fund's shareholders as ordinary income. Distributions from a Fund's net long-term capital gains, if any, are designated as capital gain distributions. Under the Taxpayer Relief Act of 1997, noncorporate stockholders may be taxed on all or a portion of their capital gain distributions at preferential rates.

  Dividends distributed from the Tax-Free Money Market Fund's net interest income from tax-exempt securities will not be subject to federal income taxes. Dividends attributable to the Tax-Free Money Market Fund's interest income from taxable securities and short-term capital gain distributions will be taxable as ordinary income. Distributions from the Fund's net long-term capital gains, if any, are designated as capital gains distributions. Under the Taxpayer Relief Act of 1997, noncorporate stockholders may be taxed on all or a portion of their capital gain distributions at preferential rates.

  Dividend and capital gain distributions will be taxable when paid, whether distributions are taken in cash or are automatically reinvested in additional Fund shares. However, taxable dividends, if declared in October, November, and December and distributed in the following January, will be treated as if they were paid by December 31.

  Foreign shareholders may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. resident individuals may also be subject to backup withholding taxes. See "Distributions and Taxes" in the SAI.

  The foregoing discussion regarding taxes is based on tax laws which were in effect as of the date of this Prospectus and summarizes only some of the important federal tax considerations generally affecting the Funds and their shareholders. It is not intended as a substitute for careful tax planning. All investors should consult their own tax advisers with respect to their particular tax situations, as well as with respect to foreign, state and local taxes. Additional tax considerations are discussed in the SAI.

 FUND ACCOUNT POLICIES

TRANSACTION POLICIES

  Each Fund's net asset value ("NAV") per share is determined on each day the NYSE is open for trading. Each Fund's NAV is the value of a single share. The NAV is computed by adding up the value of a Fund's investments, cash and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.

  Each Fund's portfolio investments are valued on the basis of amortized cost. The value of assets of each Fund is determined as of 12:00 noon, Eastern time, on each day the NYSE is open, immediately after the daily declaration of dividends. Each Fund's offering price (per share) and redemption price of a share are the Fund's NAV.

  On your account application, you will be asked to certify that your Social Security or Taxpayer Identification Number is correct and that you are not subject to backup withholding by the IRS. If these certifications are not made, the IRS can require The Griffin Funds to withhold 31% of your taxable distributions and redemptions.

  Each Fund reserves the right to suspend the offering of its shares for a period of time. The Funds also reserve the right to reject any specific purchase order, including certain purchases by exchange. See "Shareholder Services -- Exchange Privileges" in this Prospectus. For example, a purchase order may be rejected if, in The Griffin Funds' opinion, such order is of a size that would disrupt management of a Fund.
  Orders to buy shares will be processed at the next NAV calculated after your order and good funds are received and accepted by the Fund. Note that:

 . All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.

 .  The Funds do not accept cash.

 . When making a purchase with more than one check, each check must have a value of at least $50.

 . Each Fund reserves the right to limit the number of checks processed at one time.

 . If your check does not clear, or if payment is not received for any tele-phone purchase, your purchase will be cancelled and you could be liable for any losses or fees that a Fund or its transfer agent has incurred.

  The Funds will in most cases issue share certificates upon request.

  You can avoid the collection period associated with check purchases by purchasing shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check or Direct Deposit.

  When you place an order to redeem shares, your shares will be redeemed at the next NAV calculated after your request is received and accepted. Please note the following:

 . Normally, redemption proceeds will be mailed to you on the next business day, although the Funds may take up to seven days to pay you.

 . If you purchase shares by check, and then seek to redeem those shares by any method other than through an exchange to another Griffin Fund, the redemption proceeds will be mailed upon clearance of your purchase check, which may take up to fifteen days.

 . Redemptions may be suspended or payment dates postponed on days when the NYSE is closed, when trading on the NYSE is restricted, or as authorized by the SEC.

  If your Griffin Fund total account balance falls below $1,000 ($250 for retirement accounts) as a result of redeeming shares, and The Griffin Funds elects to close your account, you will be given 30 days' notice to reestablish the minimum balance. If you do not increase your balance to the minimum account size, The Griffin Funds may close your account and send the proceeds to you. Your shares will be redeemed at the NAV on the day your account is closed.
  As a shareholder, you have the option of exchanging shares of the Funds for shares of other Griffin Funds subject to the following:

 . The Fund you are exchanging into must be registered for sale in your state of residence.

 . You may only exchange between Funds with accounts that are identically registered (I.E., with the same name(s), address and Taxpayer Identification Number.)

 . If you exchange into a Griffin Fund with a sales charge, you pay the percentage point difference between that Griffin Fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you paid no sales charge on your shares and you exchange them into Class A Shares of a Griffin Fund with a 4.5% sales charge, you would pay a 4.5% sales charge.

 .  If you exchange shares of one of the Funds into Class B Shares of a Griffin
   Fund that imposes a contingent deferred sales charge ("CDSC"), you will be subject to the CDSC applicable to such shares upon redemption of the Class B Shares acquired through the exchange. In addition, if you acquire Class B Shares of a Griffin Fund through such an exchange, the remaining period of time that the CDSC applicable to the acquired Class B Shares remains in effect will be computed from the time of acquisition of the shares exchanged.

 .  Exchanges may have tax consequences.

 . Because excessive trading can adversely affect a Fund's performance and shareholders, each of the Funds reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges between Griffin Funds per calendar year. Accounts under common ownership or control, including accounts with the same Taxpayer Identification Number, will be counted together for purposes of the four exchange limit.

 . Each Fund also reserves the right to refuse exchange purchases by any person or group if, in Griffin Advisers' judgment, the receiving Griffin Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise be adversely affected.

  Although The Griffin Funds will attempt to give you prior notice whenever it is reasonably able to do so, these restrictions may be imposed at any time. The Funds reserve the right to terminate or modify the exchange privilege in the future upon 60 days' prior written notice to shareholders. Before exchanging into a Griffin Fund, you should read its prospectus.

 THE FUNDS IN DETAIL

STRUCTURE

  The Griffin Funds was organized as a Maryland corporation on August 5, 1993. Each Fund is comprised of only one class of shares. The Griffin Funds is governed by a Board of Directors, which has overall responsibility for the management of the Funds and is responsible for protecting the interests of shareholders. The directors meet periodically throughout the year to oversee each Fund's activities and review arrangements with the companies that provide major services to the Funds and the performance of the Funds.

  The Griffin Funds typically will not hold annual shareholders meetings, although special meetings may be called from time to time. These meetings may be called to elect or remove directors, change fundamental policies, approve management contracts or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Proxy materials, including a voting card and information about the proposals to be voted on, will be mailed in advance of a meeting. Shareholders are entitled to one vote for each share owned. The Griffin Funds will hold special meetings of shareholders for the purpose of voting on the question of removal of a director or directors if requested in writing by the holders of at least 10% of outstanding voting securities of the Funds and will assist shareholders in communicating with other shareholders.

SERVICE PROVIDERS

  GRIFFIN ADVISERS serves the Funds as investment adviser. Payden & Rygel acts as sub-adviser to the Funds and as such has primary responsibility for choosing investments for the Funds. Payden & Rygel, which had approximately $23 billion in assets under management as of December 31, 1997, is the sub-adviser to other separately managed series of The Griffin Funds and to a fixed income global mutual fund unaffiliated with The Griffin Funds, as well as to a series of group trusts, and several pooled accounts for a wide variety of clients. Pursuant to sub-advisory contracts with Griffin Advisers, Payden & Rygel provides periodic reports on the investment strategy and performance of the Funds.

  GRIFFIN ADMINISTRATORS is the Funds' administrator and provides administrative and accounting services to the Funds.

  IFTC is the Funds' custodian and transfer, shareholder service and dividend-paying agent. IFTC is located at 801 Pennsylvania, Kansas City, Missouri 64105. IFTC also provides certain sub-administrative services to the Funds.

  GRIFFIN FINANCIAL, located at 5000 Rivergrade Road, Irwindale, California 91706, distributes and markets the Funds.

  Griffin Advisers, Griffin Financial and Griffin Administrators are wholly-owned subsidiaries of Griffin Financial Services of America, which is a wholly-owned subsidiary of H.F. Ahmanson & Company, a savings and loan holding company, and are affiliates of Home Savings and Savings of America.

  SHARES OF THE FUNDS ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, HOME SAVINGS, SAVINGS OF AMERICA, OR ANY OF THEIR AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY.

SUMMARY OF FUND EXPENSES

  Like all mutual funds, the Funds pay expenses related to their operations. Expenses charged to a Fund and paid out of a Fund's assets are reflected in its share price or dividends.

  Each Fund pays a management fee to Griffin Advisers for managing its assets. The Funds also pay other expenses, which are described below, and in "Fund Expenses" in this Prospectus.

  Griffin Advisers or Griffin Administrators may, from time to time, voluntarily agree to waive or reimburse the Funds for management fees and other expenses. Waiver or reimbursement arrangements, which may be terminated at any time without notice, can enhance a Fund's performance by decreasing its expenses.

MANAGEMENT FEE

  The management fee is calculated and paid to Griffin Advisers every month. The fee is calculated by multiplying each

Fund's average daily net assets by 0.50% on an annualized basis. Griffin Advisers, in turn, pays Payden & Rygel for the sub-advisory services provided to the Funds at the annual rate of 0.25% of the first $25 million of each Fund's average daily net assets and 0.20% of each Fund's average daily net assets in excess of $25 million. For the fiscal year ended September 30, 1997, after waivers, the Money Market Fund paid management fees to Griffin Advisers at the rate of 0.01% of its average daily net assets. For the same period, the Tax-Free Money Market Fund did not pay any management fees to Griffin Advisers.

DISTRIBUTION AND SERVICE FEES

  Griffin Financial is the distributor ("Distributor") of shares of the Funds. The Griffin Funds has adopted a Distribution and Services Plan on behalf of each of the Funds under the SEC's Rule 12b-1 (the "Plans"). Under the Plans, the Distributor may receive compensatory payments and/or reimbursements to defray all or part of the cost of preparing, printing and delivering prospectuses to prospective shareholders of a Fund or for other distribution-related or sales support services. The fees paid under the Plans also can be used to pay servicing agents for shareholder liaison services, including responding to customer inquiries and providing information on their investments. Payments under the Plans may not exceed, on an annual basis, 0.20% of each Fund's average daily net assets.

OTHER EXPENSES

  The Funds incur the following expenses in addition to the management fee and distribution and services fees.

  The Funds contract with Griffin Administrators to provide various administrative and accounting services. These services include processing shareholder transactions and calculating the Funds' share prices. The administrative fee is determined and paid to Griffin Administrators every month. The fee is determined by multiplying each Fund's average daily net assets by 0.20% on an annualized basis. Griffin Administrators, in turn, pays IFTC for sub-administration services it provides to the Funds. For the fiscal year ended September 30, 1997, after waivers, the Money Market Fund and the Tax-Free Money Market Fund paid administration fees to Griffin Administrators at the rate of .20% and .14%, respectively, of their average daily net assets.

  In addition to the management fee and the other fees paid to Griffin Advisers, Griffin Financial and Griffin Administrators, the Funds pay other expenses, such as legal, audit and custodian fees, proxy solicitation costs and the compensation of directors who are not affiliated with Griffin Advisers, Griffin Financial or Griffin Administrators.

PERFORMANCE

  The Funds' performance may be advertised in terms of current yield or effective yield. In addition, the Tax-Free Money Market Fund's performance may be advertised in terms of tax-equivalent yield or effective tax-equivalent yield. These performance figures are based on historical results calculated under uniform SEC formulas and are not intended to indicate future performance.

  Yield refers to the income generated by an investment in a Fund over a seven-day period, expressed as an annual percentage rate. Effective yields are calculated similarly, but assume that the income earned from a Fund is reinvested in the Fund. Because of the effects of compounding, effective yields are slightly higher than current yields. The tax-equivalent yield and the effective tax-equivalent yield of the Tax-Free Money Market Fund show the level of taxable yield needed to produce an after-tax equivalent of the Fund's tax-free yield. This is done by increasing the Fund's yield (calculated as above) by the amount necessary to reflect the payment of federal income tax at a stated tax rate. The application of the stated income tax rate results in a higher yield figure.

  The annual and semi-annual reports for the Griffin Funds contain additional performance information and are available upon request by calling The Griffin Funds at 1-800-676-4450.

DESCRIPTION OF INVESTMENTS

  The following pages contain more detailed information about the types of securities in which the Funds may invest and the strategies the Adviser may employ in pursuit of the Funds' investment objectives. A summary of risks and restrictions associated with these securities and investment practices is included as well. Additional information about these securities and investment practices is contained in the SAI. Except as specifically noted, policies and limitations are considered at the time of purchase; the sale of securities is not required in the event of a subsequent change in circumstances.

BOTH FUNDS

ASSET-BACKED SECURITIES The Funds may invest in asset- backed securities. Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables and other assets originated by various lenders. Asset-backed securities acquired by a Fund may consist of both mortgage and non-mortgage backed securities. Unlike other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates, asset-backed securities provide periodic payments which generally consist of both interest and principal payments.

  The life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten the security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities are not as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments are generally slow, increasing the security's average life and its potential for price appreciation.

  Mortgage-backed securities represent an ownership interest in a pool of mortgage loans, the interest in which is in many cases issued and guaranteed by an agency or instrumentality of the U.S. Government, though not necessarily by the U.S. Government itself. One such type of mortgage-backed security is a Government National Mortgage Association ("GNMA") Certificate. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government. Another type is a Federal National Mortgage Association ("FNMA") Certificate, the principal and interest of which are guaranteed only by FNMA itself, not by the full faith and credit of the U.S. Government. Another type is a Federal Home Loan Mortgage Corporation ("FHLMC") Participation Certificate. This type of obligation is guaranteed by FHLMC as to timely payment of principal and interest. However, like a FNMA security, it is not guaranteed by the full faith and credit of the U.S. Government. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. Mortgage-backed securities issued by private issuers will be purchased for the Funds only when the Adviser determines that they are readily marketable at the time of purchase.

  The Funds may invest in non-mortgage backed securities. Non-mortgage backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Such securities also may be debt instruments, which also are known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt.

  Non-mortgage backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

BANKERS' ACCEPTANCES are negotiable obligations of a bank to pay a draft which has been drawn on it by a customer. These obligations are drawn on large banks and usually backed by goods in international trade.

CERTIFICATES OF DEPOSIT (CDS) are negotiable certificates representing a depository institution's obligation to repay funds deposited with it, earning specified rates of interest over a given period of time. The Funds intend to invest in negotiable CDs with a stated maturity of 397 days or less. Many CDs by their terms are not withdrawable; others impose penalties upon early withdrawal. Because such instruments trade in a developed secondary market, however, early withdrawal penalties should not affect the ability to dispose of the investment.

COMMERCIAL PAPER refers to short-term debt obligations issued by banks, broker-dealers, corporations and other entities for purposes such as financing their current operations. The Funds intend to invest in commercial paper having maximum maturities of 270 days.

CORPORATE BONDS AND NOTES include debt securities issued by domestic corporations, U.S. dollar-denominated debt securities issued by foreign corporations, Yankee bonds and supranational obligations. Yankee bonds are U.S. dollar-denominated obligations issued by foreign governments or companies. Supranational obligations are U.S. dollar-denominated obligations issued by international entities such as The World Bank and the Inter-American Development Bank. A bond generally is an interest-bearing security -- an IOU -- issued by companies or governmental units. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) on a specified date. An issuer may have the right to redeem or "call" a bond before maturity, and the investor may have to reinvest the proceeds at lower market rates.

  A bond's annual interest income, set by its coupon rate, is usually fixed for the life of the bond. Its yield (income as a percent of current price) will fluctuate to reflect the changes in interest rate levels. A bond's price usually rises when interest rates fall, and vice versa, so its yield stays current. Bonds may be unsecured (backed by the issuer's general creditworthiness only) or secured (also backed by specified collateral).

  Certain bonds have interest rates that are adjusted periodically which tend to minimize fluctuations in their principal value. In calculating the Funds' weighted average maturity, the maturity of these securities may be shortened under certain specified conditions. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt.

DELAYED-DELIVERY TRANSACTIONS. The Funds may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery taking place at a future date. The Funds may purchase securities on a delayed-delivery basis to generate income and to hedge against changes in interest rates and securities' prices. The market value of securities purchased in this way may change before the delivery date, which could affect the market value of a Fund's assets. Ordinarily, the Funds will not earn interest on securities until they are delivered. The Funds may also purchase and sell securities on a forward commitment basis. When delayed-delivery purchases are outstanding, a Fund will set aside cash or liquid high quality debt instruments in a segregated custodial account to cover its purchase obligations. See "Additional Securities and Investment Practices -- Delayed-Delivery Transactions" in the SAI.

DEMAND FEATURES. The Funds may invest in securities with demand features, which are puts that entitle a security holder to repayment of the principal amount of the underlying security on no more than 30 days' notice at any time or at specified intervals not exceeding 397 days.

ILLIQUID INVESTMENTS. Each Fund may invest up to 10% of its net assets in illiquid investments. Illiquid investments are those that may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which they are valued. Under the supervision of the Board of Directors, Griffin Advisers determines the liquidity of each Fund's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments before maturity may be time-consuming and expensive and it may be difficult or impossible for a Fund to sell illiquid investments promptly at an acceptable price. See "Additional Securities and Investment Practices -- Illiquid Investments" in the SAI.

MUNICIPAL SECURITIES. The Funds may invest in municipal securities, which include general obligation securities, which are backed by the full taxing power of a municipality, and revenue securities, which are backed by revenues of a specific tax, project or facility. Industrial revenue bonds are a type of revenue bond backed by the credit and security of a private issuer and may involve greater risk. Private activity municipal securities, which may be subject to the federal alternative minimum tax, include securities issued to finance housing and other construction projects, student loans and privately owned solid waste disposal and water and sewage treatment facilities.

OTHER INVESTMENT COMPANIES. The Funds may invest in shares of other open-end management investment companies to the extent consistent with the Funds' investment objectives and policies and subject to the limitations of Section 12(d)(1) of the Investment Company Act of 1940. Such investment companies can be expected to charge fees for certain operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds. The Tax-Free Money Market Fund may invest in shares of another tax-free money market fund provided, however, that the Tax-Free Money Market Fund may only invest in a tax-free money market fund with a fundamental policy of investing, under normal conditions, at least 80% of its total assets in obligations that are exempt from federal income taxes and that are not subject to the federal alternative minimum tax. The Funds will only invest in the shares of other money market funds after conducting a credit analysis of such funds.

REPURCHASE TRANSACTIONS. The Funds may participate in repurchase transactions, which are transactions involving a purchase of a security by a Fund that simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount. In the event of the bankruptcy of the other party to a repurchase agreement, a Fund could experience delays in recovering its cash or disposing of the securities obtained from the other party. To the extent that in the meantime, the value of the securities purchased may have decreased, a Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Adviser. Repurchase agreements are, in effect, loans of Fund assets.

RESTRICTED SECURITIES. The Funds may purchase securities which cannot be sold to the public without registration under the Securities Act of 1933. Unless registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration.

REVERSE REPURCHASE TRANSACTIONS. In a reverse repurchase transaction, a Fund sells a portfolio instrument to another party such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon price and time. Reverse repurchase agreements are, in effect, borrowings by the Funds. Each Fund expects that it will engage in reverse repurchase agreements for the limited purpose of meeting redemptions. Reverse repurchase agreements may increase the risk of fluctuation in the market value of each Fund's assets or in its yield. As a matter of fundamental policy, each Fund may not engage in reverse repurchase agreements in an amount exceeding 10% of its total assets. When a Fund enters into a reverse repurchase transaction, it will place cash or liquid high quality debt instruments in a segregated account with its custodian in an amount at least equal to its obligations under the reverse repurchase transaction.

U.S. GOVERNMENT OBLIGATIONS. The Funds may invest in U.S. Government Obligations, which are securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Not all U.S. Government Obligations are direct obligations of the U.S. Treasury. Payment of their principal and interest may be backed by the full faith and credit of the United States (E.G., U.S. Treasury bills and GNMA certificates) or solely by the issuing or guaranteeing agency or instrumentality itself (E.G., FNMA notes). In the latter case, investors must look to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment. GNMA certificates and FNMA notes represent ownership interests in a pool of mortgages and the resulting cash flow from those mortgages. The stated maturities of these obligations may be shortened by unscheduled prepayments of principal and interest on the underlying mortgages, thereby affecting a Fund's yield.

VARIABLE- OR FLOATING-RATE INSTRUMENTS. The Funds may invest in variable- or floating-rate instruments (including notes purchased directly from issuers), which bear variable or floating interest rates and may carry a demand feature that permits holders to demand full payment from the issuers or certain financial intermediaries. Floating-rate securities have interest rates that change whenever there is a change in a designated market-based interest rate, while variable-rate instruments provide for a specified periodic adjustment in the interest rate.

The Tax-Free Money Market Fund ONLY
BOND ANTICIPATION NOTES normally provide interim financing in advance of an issue of bonds or notes, the proceeds of which are used to repay the anticipation notes. Tax revenue and bond anticipation notes are unsecured. The Fund intends to invest only in notes having a maximum maturity of 397 days. MUNICIPAL LEASE OBLIGATIONS AND CERTIFICATES OF PARTICIPATION are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the municipality's credit, and their interest may become taxable if the lease is assigned. In certain instances, if funds are not appropriated for the following year's lease payments, a lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund. A participation interest in a municipal lease obligation represents a specified, undivided interest in the obligation in proportion to the purchased interest in the total amount of the obligation and may have limited marketability.

RESOURCE RECOVERY BONDS are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plans. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for the use of facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

STANDBY COMMITMENTS are puts that entitle the security holder to same-day settlement at amortized cost plus accrued interest. Issuers or financial intermediaries who provide demand features or standby commitments often support their ability to buy securities on demand by obtaining letters of credit ("LOCs") or other guarantees from domestic or foreign banks. LOCs also may be used as credit supports for other types of municipal instruments. The Adviser may rely upon its evaluation of a bank's credit in determining whether to purchase an instrument supported by an LOC. In evaluating a foreign bank's credit, the Adviser will consider whether adequate public information about the bank is available and whether the bank may be subject to unfavorable political or economic developments, currency controls, or other governmental restrictions that might affect the bank's ability to honor its credit commitment.

TAX AND REVENUE ANTICIPATION NOTES are issued by municipalities in expectation of future tax or other revenues, and are payable from those specific taxes or revenues.

TAX-EXEMPT COMMERCIAL PAPER is issued by municipalities to help provide short-term capital or finance operating needs.

TENDER OPTION BONDS are created by coupling an intermediate- or long-term, fixed rate tax-exempt bond with a tender agreement that gives the holder the option to tender the bond at its face value. In return for providing the tender option, the sponsor (usually a bank, broker-dealer or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par value. Subject to applicable regulatory requirements, the Fund may buy tender option bonds if the tender option agreement gives the Fund the right to tender the bond to its sponsor no less frequently than once every 397 days. A sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments.

ZERO COUPON BONDS are bonds that do not make regular interest payments; instead they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating dividends, the Fund will take into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

Investment Limitations

  The Funds' investment objectives, as set forth in the "The Funds in Brief" section, are fundamental; that is, they may not be changed without approval by vote of the holders of a majority of the relevant Fund's outstanding voting securities. In addition, any fundamental investment policy may not be changed without such shareholder approval. If the Board of Directors determines, however, that a Fund's investment objective can best be achieved by a substantive change in a non-fundamental investment policy or strategy, the Board may make such change without shareholder approval and will disclose any such material changes in the then current prospectus. Any policy that is not specified in a Fund's Prospectus, or in the SAI, as being fundamental is non-fundamental.

  Set forth below are some of the Funds' principal investment limitations. A complete listing is contained in the SAI.

(1) Each Fund normally may not invest more than 5% of its total assets in the securities (other than U.S. Government securities) of any one issuer.

(2) Each Fund will not purchase a security (other than U.S. Government securities) if, as a result, more than 25% of its total assets would be invested in a particular industry, except that the Money Market Fund will concentrate more than 25% of its total assets in the financial services industry.

(3) Each Fund (a) may borrow money for temporary or emergency purposes (not for leveraging an investment) or engage in reverse repurchase agreements in an amount not to exceed 10% of its total assets; and (b) may not purchase any security while borrowings representing more than 5% of its total assets are outstanding; and

(4) Each Fund (a) may make securities or other loans to other parties, but not in excess of 33 1/3% of its total assets, and (b) may engage in repurchase agreements.

  Limitations 1, 2 and 4(a) are fundamental investment policies. Except for the percentage limitation in 4(a), these limitations and policies are considered at the time of purchase; the sale of securities is not required in the event of a subsequent change in circumstances.

  Because the Money Market Fund concentrates more than 25% of its total assets in the financial services industry, its performance may be affected by conditions affecting banks and other financial services companies. Companies in the financial services industry are subject to various risks related to that industry, such as governmental regulation, changes in interest rates and exposure on loans, including loans to foreign borrowers.

  Investments in the financial services industry will consist of, among other things, obligations of domestic banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, leasing companies and a variety of firms in the insurance field. These obligations include time deposits, certificates of deposit, bankers' acceptances and commercial paper.

INVESTMENT ADVISER
 Griffin Financial Investment Advisers
 5000 Rivergrade Road
 Irwindale, California 91706

SUB-ADVISER
 Payden & Rygel Investment Counsel
 333 South Grand Avenue, 32nd Floor
 Los Angeles, California 90071

SPONSOR AND DISTRIBUTOR
 Griffin Financial Services
 5000 Rivergrade Road
 Irwindale, California 91706

TRANSFER AGENT AND CUSTODIAN
 Investors Fiduciary Trust Company

 801 Pennsylvania
 Kansas City, Missouri 64105

INDEPENDENT AUDITOR
 KPMG Peat Marwick LLP
 725 South Figueroa Street
 Los Angeles, California 90017

LEGAL COUNSEL
 Morrison & Foerster LLP
 2000 Pennsylvania Avenue, N.W.
 Washington, D.C. 20006

For more information about the Funds, simply call (800) 676-4450, or write:

Griffin Financial Services
5000 Rivergrade Road
Irwindale, California 91706

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, ANY STATE SECURITIES COMMISSION OR ANY OTHER REGULATORY AUTHORITY, NOR HAVE ANY OF THE FOREGOING AUTHORITIES PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             THE GRIFFIN FUNDS, INC.


                                Money Market Fund
                           Tax-Free Money Market Fund
                              Short-Term Bond Fund
                           U.S. Government Income Fund
                               Municipal Bond Fund
                            California Tax-Free Fund
                                    Bond Fund
                              Growth & Income Fund
                                   Growth Fund

                       STATEMENT OF ADDITIONAL INFORMATION


                                January 31, 1998


         The Griffin Funds, Inc. ("The Griffin Funds") is a professionally managed, open-end investment company. This Statement of Additional Information contains information about each of The Griffin Funds' investment portfolios -- the Money Market Fund, the Tax-Free Money Market Fund (the "Money Market Funds"), the Short-Term Bond Fund, the U.S. Government Income Fund, the Municipal Bond Fund, the California Tax-Free Fund, the Bond Fund, the Growth & Income Fund and the Growth Fund (the "Non-Money Market Funds") (collectively, the "Funds"). This Statement of Additional Information relates to the single class of shares offered by the Money Market Funds and the Class A and Class B Shares offered by each Non-Money Market Fund. This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds' current Prospectuses, dated January 31, 1998. All terms used herein that are defined in the Prospectuses have the meanings assigned in the Prospectuses. Please retain this Statement of Additional Information for future reference. To obtain additional copies of this Statement of Additional Information or of the Funds' Prospectuses, please call The Griffin Funds at 1-800-676-4450.



TABLE OF CONTENTS                                                          PAGE
General Information....................................................      5
Investment Limitations.................................................      5
     Money Market Fund.................................................      5
     Tax-Free Money Market Fund........................................      7
     Short-Term Bond Fund..............................................      9
     U.S. Government Income Fund.......................................     11
     Municipal Bond Fund...............................................     13
     California Tax-Free Fund..........................................     16
     Bond Fund.........................................................     18
     Growth & Income Fund..............................................     20
     Growth Fund.......................................................     22
Additional Securities and Investment Practices.........................     25
Special Factors Affecting the California Tax-Free Fund.................     55
Portfolio Transactions and Brokerage...................................     60
Valuation of Portfolio Securities......................................     64
Performance............................................................     65
Additional Purchase and Redemption Information.........................     82
Distributions and Taxes................................................     82
Service Providers......................................................     92
Directors and Officers.................................................     93
Management Contracts...................................................     96
Distribution and Service Plans.........................................    103
Description of The Griffin Funds.......................................    105
Appendix...............................................................    110



Griffin Financial Investment Advisers ("Griffin Advisers")
----------------------------------------------------------
     Investment Adviser
     ------------------

Payden & Rygel Investment Counsel ("Payden & Rygel")
----------------------------------------------------
  Sub-Adviser to the Money Market Fund, the Tax-Free Money Market Fund, the U.S. Government Income Fund, the Municipal Bond Fund and the California Tax-Free Fund




T. Rowe Price Associates, Inc. ("T. Rowe Price")
------------------------------------------------
     Sub-Adviser to the Short-Term Bond Fund and the Growth Fund
     -----------------------------------------------------------

The Boston Company Asset Management, Inc. ("TBCAM")
---------------------------------------------------
     Sub-Adviser to the Bond Fund and the Growth & Income Fund



Griffin Financial Services ("Griffin Financial")
------------------------------------------------

     Distributor

Investors Fiduciary Trust Company ("IFTC")
------------------------------------------
     Transfer Agent and Custodian
     ----------------------------

                               GENERAL INFORMATION

         The Griffin Funds was organized as a Maryland corporation on August 5, 1993. The Griffin Funds is an open-end management investment company currently consisting of nine series (the "Funds"). As used herein, the "Adviser" or the "Advisers" shall mean Griffin Advisers, Payden & Rygel, T. Rowe Price and/or TBCAM as the context may require.

                             INVESTMENT LIMITATIONS

         The following policies and limitations supplement those set forth in the Prospectuses. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, subsequent changes in values, net assets or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.

         Each Fund's fundamental investment policies and limitations may not be changed without approval by a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Fund. However, except for investment limitations described as being fundamental, the investment policies and limitations described in this Statement of Additional Information are not fundamental and may be changed without shareholder approval.

                 Investment Limitations of the Money Market Fund
                 -----------------------------------------------

As a matter of fundamental policy, the Money Market Fund may not:

         1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result thereof, more than 5% of its total assets would be invested in the securities of that issuer, except as permitted under Rule 2a-7;

         2. issue senior securities, except as permitted under the 1940 Act or applicable SEC rules, regulations or orders;

         3. borrow money, except that the Money Market Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) or engage in reverse repurchase agreements in an amount not exceeding 10% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 10% of the value of the Money Market Fund's total assets will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 10% limitation. The Money Market Fund will not make additional investments in securities while borrowings equal or exceed 5% of Fund assets;

         4. underwrite securities issued by others, except to the extent that disposition of securities purchased by the Money Market Fund in accordance with its investment objective, policies and restrictions, either directly from an issuer or from an underwriter for an issuer, may be considered an underwriting within the meaning of the Securities Act of 1933;

         5. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Money Market Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that it will invest more than 25% of its total assets in the financial services industry;

         6. purchase or sell real estate (including real estate limited partnerships), or securities issued by real estate investment trusts;

         7.     purchase or sell commodities, or commodity (futures) contracts;

         8. lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties (but the Fund may purchase debt securities or enter into repurchase agreements without regard to this limitation);

         9. invest in oil, gas or other mineral exploration, lease or development programs; or

         10. invest in companies for the purpose of exercising control or management.

As a matter of non-fundamental policy:

          1. The Money Market Fund does not currently intend to purchase any security if, as a result, more than 10% of its total assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

          2. The Money Market Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Money Market Fund's total assets.

          3. The Money Market Fund does not currently intend to make short sales of securities.

          4. The Money Market Fund does not currently intend to purchase any securities on margin, except for such short-term credits as are necessary for the clearance of purchases and sales of securities.

          5. The Money Market Fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

          6. The Money Market Fund does not currently intend to purchase the securities of any issuer, if, to its knowledge, those officers and directors of The Griffin Funds or of Griffin Advisers, who individually own beneficially more than 1/2 of 1% of the securities of such issuer, together own beneficially more than 5% of such issuer's securities.

            Investment Limitations of the Tax-Free Money Market Fund
            --------------------------------------------------------

As a matter of fundamental policy, the Tax-Free Money Market Fund may not:

         1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities) if, as a result thereof, (a) more than 5% of its total assets would be invested in the securities of that issuer, or (b) the Tax-Free Money Market Fund would hold more than 10% of the outstanding voting securities of any issuer;

         2. issue senior securities, except as permitted under the 1940 Act or applicable SEC rules, regulations or orders;

         3. borrow money, except that the Tax-Free Money Market Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) or engage in reverse repurchase agreements in an amount not exceeding 10% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 10% of the value of the Tax-Free Money Market Fund's total assets will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 10% limitation. The Tax-Free Money Market Fund will not make additional investments in securities while borrowings equal or exceed 5% of Fund assets;

         4. underwrite securities issued by others, except to the extent that the purchase of municipal bonds in accordance with the Tax-Free Money Market Fund's investment objective, policies and restrictions, either directly from the issuer or from an underwriter for an issuer, may be considered an underwriting within the meaning of the Securities Act of 1933;

         5. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the Tax-Free Money Market Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

         6. purchase or sell real estate (including real estate limited partnerships), but this shall not prevent the Tax-Free Money Market Fund from investing in municipal bonds or other obligations secured by real estate or interests therein;

         7. purchase or sell commodities or commodity contracts;

         8. lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties (but the Fund may purchase debt securities or enter into repurchase agreements without regard to this limitation);

         9. invest in oil, gas or other mineral exploration, lease or development programs; or

         10. invest its assets so that less than 80% of its income distributions are exempt from federal income tax and the federal alternative minimum tax.


As a matter of non-fundamental policy:
--------------------------------------

          1. The Tax-Free Money Market Fund does not currently intend to purchase any security if, as a result, more than 10% of its total assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

          2. The Tax-Free Money Market Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Tax-Free Money Market Fund's total assets.

          3. The Tax-Free Money Market Fund does not currently intend to make short sales of securities.

          4. The Tax-Free Money Market Fund does not currently intend to purchase any securities on margin, except for such short-term credits as are necessary for the clearance of purchases and sales of securities.

          5. The Tax-Free Money Market Fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

          6. The Tax-Free Money Market Fund does not currently intend to purchase the securities of any issuer, if, to its knowledge, those officers and directors of The Griffin Funds or of Griffin Advisers, who individually own beneficially more than 1/2 of 1% of the securities of such issuer, together own beneficially more than 5% of such issuer's securities.

               Investment Limitations of the Short-Term Bond Fund
               --------------------------------------------------

As a matter of fundamental policy, the Short-Term Bond Fund may not:

         1. purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, any of its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Short-Term Bond Fund's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations;

         2. purchase any securities which would cause 25% or more of the value of the Short-Term Bond Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to U.S. Government Obligations and repurchase agreements secured by such obligations; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry);

         3. issue senior securities, except as permitted under the 1940 Act or applicable SEC rules, regulations or orders;

         4. borrow money, except that the Short-Term Bond Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) or engage in reverse repurchase agreements in an amount not exceeding 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33-1/3% of the value of the Short-Term Bond Fund's total assets will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation;

         5. underwrite securities issued by others, except to the extent that disposition of securities purchased by the Short-Term Bond Fund in accordance with its investment objective, policies and restrictions, either directly from an issuer or from an underwriter for an issuer, may be considered an underwriting within the meaning of the Securities Act of 1933;

         6. purchase or sell real estate, including real estate limited partnerships, (but this shall not prevent the Short-Term Bond Fund from investing in marketable securities backed by real estate mortgages or issued by companies such as real estate investment trusts which deal in real estate or interests therein);

         7. purchase or sell physical commodities unless acquired as a result of ownership of securities of other instruments (but this shall not prevent the Short-Term Bond Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

         8. lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements);

         9. invest in oil, gas, or other mineral exploration, leasing or development programs or leases; or

         10. lend any portfolio security, unless collateral values are continuously maintained at not less than 100% by marking to market daily.



As a matter of non-fundamental policy:

          1. The Short-Term Bond Fund does not currently intend to purchase any security if, as a result, more than 15% of its total assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

          2. The Short-Term Bond Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Short-Term Bond Fund's total assets, or warrants which are not listed on the New York Stock Exchange ("NYSE") or American Stock Exchange ("AMEX") in excess of 2% of the value of the Short-Term Bond Fund's net assets.

          3. The Short-Term Bond Fund does not currently intend to make short sales of securities; provided, however, that the Short-Term Bond Fund may purchase or sell futures contracts and may make initial and variation margin payments in connection with purchases or sales of futures contracts or of options on futures contracts.

          4. The Short-Term Bond Fund does not currently intend to purchase any securities on margin, except for such short-term credits as are necessary for the clearance of purchases and sales of securities; provided, however, that it may purchase or sell futures contracts and may make initial and variation margin payments in connection with purchases or sales of futures contracts or of options on futures contracts.

          5. The Short-Term Bond Fund may borrow money only (a) from a bank or from a registered investment company or (b) by engaging in reverse repurchase agreements with any party. The Short-Term Bond Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.


          6. The Short-Term Bond Fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof, securities of pooled investment vehicles and mortgage- or asset-backed securities) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

          7. The Short-Term Bond Fund does not currently intend to purchase or retain the securities of any issuer, if, to its knowledge, those officers and directors of The Griffin Funds or of Griffin Advisers, who individually own beneficially more than 1/2 of 1% of the securities of such issuer, together own beneficially more than 5% of such issuer's securities.

            Investment Limitations of the U.S. Government Income Fund
            ---------------------------------------------------------

As a matter of fundamental policy, the U.S. Government Income Fund may not:

         1. purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the U.S. Government Income Fund's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations;

         2. purchase any securities which would cause 25% or more of the value of the U.S. Government Income Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to U.S. Government Obligations and repurchase agreements secured by such obligations; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry);

         3. issue senior securities, except as permitted under the 1940 Act or applicable SEC rules, regulations or orders;

         4. borrow money, except that the U.S. Government Income Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) or engage in reverse repurchase agreements in an amount not exceeding 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33-1/3% of the value of the U.S. Government Income Fund's total assets will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation;

         5. underwrite securities issued by others, except to the extent that disposition of securities purchased by the U.S. Government Income Fund in accordance with its investment objective, policies and restrictions, either directly from an issuer or from an underwriter for an issuer, may be considered an underwriting within the meaning of the Securities Act of 1933;

         6. purchase or sell real estate (including real estate limited partnerships), but this shall not prevent the U.S. Government Income Fund from investing in marketable securities backed by real estate mortgages or issued by companies such as real estate investment trusts which deal in real estate or interests therein;

         7. purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the U.S. Government Income Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

         8. invest in oil, gas or other mineral exploration, leasing or development programs; or

         9. invest in companies for the purpose of exercising control or management.



As a matter of non-fundamental policy:

          1. The U.S. Government Income Fund does not currently intend to purchase any security if, as a result, more than 15% of its total assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

          2. The U.S. Government Income Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the U.S. Government Income Fund's total assets.

          3. The U.S. Government Income Fund does not currently intend to make short sales of securities; provided, however, that the U.S. Government Income Fund may purchase or sell futures contracts and may make initial and variation margin payments in connection with purchases or sales of futures contracts.


          4. The U.S. Government Income Fund does not currently intend to purchase any securities on margin, except for such short-term credits as are necessary for the clearance of purchases and sales of securities; provided, however, that it may purchase or sell futures contracts and may make initial and variation margin payments in connection with purchases or sales of futures contracts or of options on futures contracts.

          5. The U.S. Government Income Fund may borrow money only (a) from a bank or from a registered investment company or (b) by engaging in reverse repurchase agreements with any party. The U.S. Government Income Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

          6. The U.S. Government Income Fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

          7. The U.S. Government Income Fund does not currently intend to purchase the securities of any issuer, if, to its knowledge, those officers and directors of The Griffin Funds or of Griffin Advisers, who individually own beneficially more than 1/2 of 1% of the securities of such issuer, together own beneficially more than 5% of such issuer's securities.



               Investment Limitations of the Municipal Bond Fund
               -------------------------------------------------

As a matter of fundamental policy, the Municipal Bond Fund may not:

         1. purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Municipal Bond Fund's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations;

         2. purchase any securities which would cause 25% or more of the value of the Municipal Bond Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to U.S. Government Obligations and repurchase agreements secured by such obligations; (b) there is no limitation with respect to municipal obligations (for purposes of this limitation, industrial development revenue bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be municipal obligations); (c) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (d) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry);

         3. issue senior securities, except as permitted under the 1940 Act or applicable SEC rules, regulations or orders;

         4. borrow money, except that the Municipal Bond Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) or engage in reverse repurchase agreements in an amount not exceeding 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33-1/3% of the value of the Municipal Bond Fund's total assets will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation;

         5. underwrite securities issued by others, except to the extent that the disposition of securities purchased by the Municipal Bond Fund in accordance with its investment objective, policies and restrictions, either directly from the issuer or from an underwriter for an issuer, may be considered an underwriting within the meaning of the Securities Act of 1933;

         6. purchase or sell real estate (including real estate limited partnerships), but this shall not prevent the Municipal Bond Fund from investing in municipal bonds or other obligations secured by real estate or interests therein;

         7. purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Municipal Bond Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

         8. lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

         9. invest in oil, gas, or other mineral exploration, leasing or development programs; or

         10. invest in companies for the purpose of exercising control or management.



As a matter of non-fundamental policy:

          1. The Municipal Bond Fund does not currently intend to purchase any security if, as a result, more than 15% of its total assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

          2. The Municipal Bond Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Municipal Bond Fund's total assets.

          3. The Municipal Bond Fund does not currently intend to make short sales of securities; provided, however, that the Municipal Bond Fund may purchase or sell futures contracts and may make initial and variation margin payments in connection with purchases or sales of futures contracts or of options on futures contracts.

          4. The Municipal Bond Fund does not currently intend to purchase any securities on margin, except for such short-term credits as are necessary for the clearance of purchases and sales of securities; provided, however, that the Municipal Bond Fund may make initial and variation margin payments in connection with purchases or sales of futures contracts or of options on futures contracts.


          5. The Municipal Bond Fund may borrow money only (a) from a bank or from a registered investment company or (b) by engaging in reverse repurchase agreements with any party. The Municipal Bond Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

          6. The Municipal Bond Fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

          7. The Municipal Bond Fund does not currently intend to purchase the securities of any issuer, if, to its knowledge, those officers and directors of The Griffin Funds or of Griffin Advisers, who individually own beneficially more than 1/2 of 1% of the securities of such issuer, together own beneficially more than 5% of such issuer's securities.




             Investment Limitations of the California Tax-Free Fund
             ------------------------------------------------------

As a matter of fundamental policy, the California Tax-Free Fund may not:

         1. issue senior securities, except as permitted under the 1940 Act or applicable SEC rules, regulations or orders;

         2. borrow money, except that the California Tax-Free Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not to exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33-1/3% of the California Tax-Free Fund's total assets by reason of a decline in net assets will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation;

         3. underwrite any issue of securities, except to the extent that the disposition of securities purchased by the California Tax-Free Fund in accordance with its investment objective, policies and limitations, either directly from the issuer or from an underwriter for an issuer, may be deemed to be underwriting;

         4. purchase any securities which would cause 25% or more of the value of the California Tax-Free Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to U.S. Government Obligations and repurchase agreements secured by such obligations; (b) there is no limitation with respect to municipal obligations (for purposes of this limitation, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be municipal obligations); (c) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (d) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry;

         5. purchase or sell real estate (including real estate limited partnerships), but this shall not prevent the California Tax-Free Fund from investing in municipal bonds or other obligations secured by real estate or interests therein;

         6. purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the California Tax-Free Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

         7. lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;

         8. invest in oil, gas or other mineral exploration, leasing or development programs;

         9. invest in companies for the purpose of exercising control or management; or

         10. invest its assets so that less than 80% of its income distributions are exempt from federal income tax and the federal alternative minimum tax.


As a matter of non-fundamental policy:
-------------------------------------

          1. To meet federal tax requirements for qualification as a "regulated investment company," the California Tax-Free Fund limits its investments so that at the close of each quarter of its taxable year: (a) with regard to at least 50% of total assets, no more than 5% of total assets are invested in the securities of a single issuer, and (b) no more than 25% of total assets are invested in the securities of a single issuer. Limitations (a) and (b) do not apply to "Government securities" as defined for federal tax purposes.



          2. The California Tax-Free Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the California Tax-Free Fund's total assets.

          3. The California Tax-Free Fund does not currently intend to make short sales of securities; provided, however, that the California Tax-Free Fund may purchase and sell futures contracts and may make initial and variation margin payments in connection with purchases or sales of futures contracts or of options on futures contracts.

          4. The California Tax-Free Fund does not currently intend to purchase any securities on margin except for such short-term credits as are necessary for the clearance of purchases and sales of securities; provided, however, that the California Tax-Free Fund may make initial and variation margin payments in connection with purchases and sales of futures contracts or of options on futures contracts.

          5. The California Tax-Free Fund may borrow money only (a) from a bank or from a registered investment company or (b) by engaging in reverse repurchase agreement with any party. The California Tax-Free Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

          6. The California Tax-Free Fund does not currently intend to purchase a security if, as a result, more than 5% of its total assets would be invested in industrial revenue bonds where payment of principal and interest are the responsibility of a company with less than three years' operating history.

          7. The California Tax-Free Fund does not currently intend to purchase the securities of any issuer, if, to its knowledge, those officers and directors of The Griffin Funds or of Griffin Advisers, who individually own beneficially more than 1/2 of 1% of the securities of such issuer, together own beneficially more than 5% of such issuer's securities.




                     Investment Limitations of the Bond Fund
                     ---------------------------------------

As a matter of fundamental policy, the Bond Fund may not:

         1. purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Bond Fund's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations;

         2. purchase any securities which would cause 25% or more of the value of the Bond Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to U.S. Government Obligations and repurchase agreements secured by such obligations; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;

and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry);

         3. issue senior securities, except as permitted under the 1940 Act or applicable SEC rules, regulations or orders;

         4. borrow money, except that the Bond Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) or engage in reverse repurchase agreements in an amount not exceeding 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33-1/3% of the value of the Bond Fund's total assets will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation;

         5. underwrite securities issued by others, except to the extent that disposition of securities purchased by the Bond Fund in accordance with its investment objective, policies and restrictions, either directly from an issuer or from an underwriter for an issuer, may be considered an underwriting within the meaning of the Securities Act of 1933;

         6. purchase or sell real estate, including real estate limited partnerships, (but this shall not prevent the Bond Fund from investing in marketable securities backed by real estate mortgages or issued by companies such as real estate investment trusts which deal in real estate or interests therein);

         7. purchase or sell physical commodities unless acquired as a result of ownership of securities of other instruments (but this shall not prevent the Bond Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities);

         8. lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements); or

         9. invest in oil, gas, or other mineral exploration, leasing or development programs or leases.


As a matter of non-fundamental policy:

          1. The Bond Fund does not currently intend to purchase any security if, as a result, more than 15% of its total assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

          2. The Bond Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Bond Fund's total assets.

          3. The Bond Fund does not currently intend to make short sales of securities; provided, however, that the Bond Fund may purchase or sell futures contracts and may make initial and variation margin payments in connection with purchases or sales of futures contracts or of options on futures contracts.


          4. The Bond Fund does not currently intend to purchase securities on margin, except for such short-term credits as are necessary for the clearance of purchases and sales of securities; provided, however, that it may purchase or sell futures contracts and may make initial and variation margin payments in connection with purchases or sales of futures contracts or of options on futures contracts.

          5. The Bond Fund may borrow money only (a) from a bank or from a registered investment company or (b) by engaging in reverse repurchase agreements with any party. The Bond Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.


          6. The Bond Fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

          7. The Bond Fund does not currently intend to purchase or retain the securities of any issuer, if, to its knowledge, those officers and directors of The Griffin Funds or of Griffin Advisers, who individually own beneficially more than 1/2 of 1% of the securities of such issuer, together own beneficially more than 5% of such issuer's securities.

               Investment Limitations of the Growth & Income Fund
               --------------------------------------------------

As a matter of fundamental policy, the Growth & Income Fund may not:

         1. purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations;

         2. purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to U.S. Government obligations and repurchase agreements secured by such obligations; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry);

         3. issue senior securities, except as permitted under the 1940 Act or applicable SEC rules, regulations or orders;

         4. borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) or engage in reverse repurchase agreements in an amount not exceeding 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33-1/3% of the value of the Fund's total assets will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation;

         5. underwrite securities issued by others, except to the extent that disposition of securities purchased by the Fund in accordance with its investment objective, policies and restrictions, either directly from an issuer or from an underwriter for an issuer, may be considered an underwriting within the meaning of the Securities Act of 1933;

         6. purchase or sell real estate (including real estate limited partnerships), but this shall not prevent the Fund from investing in marketable securities backed by real estate mortgages or issued by companies such as real estate investment trusts which deal in real estate or interests therein;

         7. lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements);

         8. invest in oil, gas or other mineral exploration, leasing or development programs; or

         9. invest in companies for the purpose of exercising control or management.


As a matter of non-fundamental policy:

          1. The Growth & Income Fund does not currently intend to purchase any security if, as a result, more than 15% of its total assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued.

          2. The Growth & Income Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Growth & Income Fund's total assets.

          3. The Growth & Income Fund does not currently intend to make short sales of securities; provided, however, that the Fund may purchase or sell futures contracts and may make initial and variation margin payments in connection with purchases or sales of futures contracts or of options on futures contracts.

          4. The Growth & Income Fund does not currently intend to purchase any securities on margin, except for such short-term credits as are necessary for the clearance of purchases and sales of securities; provided, however, that it may purchase or sell futures contracts and may make initial and variation margin payments in connection with purchases or sales of futures contracts or of options on futures contracts.

          5. The Growth & Income Fund may borrow money only (a) from a bank or from a registered investment company or (b) by engaging in reverse repurchase agreements with any party. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

          6. The Growth & Income Fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

          7. The Growth & Income Fund does not currently intend to purchase the securities of any issuer, if, to its knowledge, those officers and directors of The Griffin Funds or of Griffin Advisers, who individually own beneficially more than 1/2 of 1% of the securities of such issuer, together own beneficially more than 5% of such issuer's securities.

                    Investment Limitations of the Growth Fund
                    -----------------------------------------

As a matter of fundamental policy, the Growth Fund may not:

         1. purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations;

         2. purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to U.S. Government obligations and repurchase agreements secured by such obligations; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (c) utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry);

         3. issue senior securities, except as permitted under the 1940 Act or applicable SEC rules, regulations or orders;

         4. borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) or engage in reverse repurchase agreements in an amount not exceeding 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed 33-1/3% of the value of the Fund's total assets will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation;

         5. underwrite securities issued by others, except to the extent that disposition of securities purchased by the Fund in accordance with its investment objective, policies and restrictions, either directly from an issuer or from an underwriter for an issuer, may be considered an underwriting within the meaning of the Securities Act of 1933;

         6. purchase or sell real estate (including real estate limited partnerships), but this shall not prevent the Fund from investing in marketable securities backed by real estate mortgages or issued by companies such as real estate investment trusts which deal in real estate or interests therein;

         7. lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties (but this limitation does not apply to purchases of debt securities or to repurchase agreements);

         8. invest in oil, gas or other mineral exploration, leasing or development programs;

         9. invest in companies for the purpose of exercising control or management; or

         10. lend any portfolio security, unless collateral values are continuously maintained at not less than 100% by marking to market daily.

As a matter of non-fundamental policy:

          1. The Growth Fund does not currently intend to purchase any security if, as a result, more than 15% of its total assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued.

          2. The Growth Fund does not currently intend to purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Growth Fund's total assets, or warrants which are not listed on the NYSE or AMEX in excess of 2% of the value of the Growth Fund's net assets.

          3. The Growth Fund does not currently intend to make short sales of securities; provided, however, that the Growth Fund may purchase or sell futures contracts and may make initial and variation margin payments in connection with purchases or sales of futures contracts or of options on futures contracts.

          4. The Growth Fund does not currently intend to purchase any securities on margin, except for such short-term credits as are necessary for the clearance of purchases and sales of securities; provided, however, that it may purchase or sell futures contracts and may make initial and variation margin payments in connection with purchases or sales of futures contracts or of options on futures contracts.

          5. The Growth Fund may borrow money only (a) from a bank or from a registered investment company or (b) by engaging in reverse repurchase agreements with any party. The Growth Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

          6. The Growth Fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof, securities of pooled investment vehicles and mortgage- or asset-backed securities) if, as a result, more than 5% of its total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation.

          7. The Growth Fund does not currently intend to purchase the securities of any issuer if those officers and directors of The Griffin Funds or of Griffin Advisers, who individually own beneficially more than 1/2 of 1% of the securities of such issuer, together own beneficially more than 5% of such issuer's securities.

                 ADDITIONAL SECURITIES AND INVESTMENT PRACTICES
                 ----------------------------------------------

         Asset-Backed Securities. Each of the Funds may invest in asset-backed securities. Asset-backed securities arise through the grouping by governmental, government-related, and private organizations of loans, receivables, or other assets originated by various lenders. Asset-backed securities consist of both mortgage- and non-mortgage backed securities. Unlike other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates, asset-backed securities generally provide periodic payments which may consist of both interest and principal payments.

         The life of an asset-backed security varies with the prepayment experience of the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may also effect the life of an asset-backed security. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans, while rising interest rates generally decrease the rate of prepayments. An acceleration in prepayments in response to sharply falling interest rates will shorten a security's average maturity and limit the potential appreciation in the security's value relative to a conventional debt security. Consequently, asset-backed securities may not be as effective in locking in high, long-term yields. Conversely, in periods of sharply rising rates, prepayments are generally slow, increasing the security's average life and its potential for price appreciation.

         Mortgage-backed securities represent an ownership interest in a pool of mortgage loans. Mortgage pass-through securities may represent participation interests in pools of residential mortgage loans originated by U.S. governmental or private lenders and guaranteed, to the extent provided in such securities, by the U.S. Government or one of its agencies, authorities or instrumentalities. Such securities, which are ownership interests in the underlying mortgage loans, differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts (usually semi-annually) and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a "pass-through" of the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans, net of any fees paid to the guarantor of such securities and the servicer of the underlying mortgage loans.

         The guaranteed mortgage pass-through securities in which a Fund may invest may include those issued or guaranteed by Government National Mortgage Association ("GNMA"), by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). Such Certificates are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Such mortgage loans may have fixed or adjustable rates of interest.

         Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. Mortgage-backed securities issued by private issuers will be purchased for a Fund only when the Adviser determines that they are readily marketable at the time of purchase. Except as limited by their respective investment objectives and policies, there is no limit on the amount or type of mortgage-backed securities the Short-Term Bond Fund, U.S. Government Income Fund, Municipal Bond Fund, California Tax-Free Fund, Bond Fund or Growth & Income Fund may purchase, except that the California Tax-Free Fund will not purchase any mortgage-backed securities issued by private issuers.

         The yield which will be earned on mortgage-backed securities may vary from their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates and the rate at which principal so prepaid is reinvested. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate may result in a loss to the Fund.

         The average life of mortgage-backed securities varies with the maturities of the underlying mortgage instruments. The average life may be substantially less than the original maturity of the mortgage pools underlying the securities as the result of mortgage prepayments, mortgage refinancings or foreclosures, which in turn may affect Fund performance. The rate of mortgage prepayments, and hence the average life of the certificates, will be a function of the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. These prepayments tend to increase when interest rates decline, presenting a Fund with more principal to invest at lower rates. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. The converse also tends to be the case when interest rates rise.

         The Short-Term Bond Fund, U.S. Government Income Fund, Municipal Bond Fund, California Tax-Free Fund and Bond Fund also may invest in collateralized mortgage obligations ("CMOs") and multi-class pass-through mortgage securities. Multi-class pass-through mortgage securities are equity interests in a trust comprised of mortgage loans or other mortgage-backed securities, and all references herein to CMOs will include multi-class pass-through securities. Payments of principal and interest on underlying collateral provide the funds to pay debt service on the CMO or make scheduled distributions on the multi-class pass-through security. CMO and multi-class pass-through securities may be issued by agencies or instrumentalities of the U.S. Government or by private organizations.

         In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific coupon rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying a CMO may cause a class to be retired substantially earlier than the stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. The principal and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. One or more tranches of a CMO may have coupon rates which reset periodically at a specified increment over an index such as the London Interbank Offered Rate ("LIBOR"). These floating-rate CMOs are typically issued with lifetime caps on the coupon rate thereon. The Short-Term Bond, U.S. Government Income, Municipal Bond, California Tax-Free and Bond Funds may also invest in inverse or reverse floating CMOs. Inverse or reverse floating CMOs constitute a tranche of a CMO with a coupon rate that moves in the reverse direction to an applicable index such as LIBOR. Accordingly, the coupon rate thereon will increase as interest rates decrease. Inverse or reverse floating CMOs are typically more volatile than fixed- or floating-rate tranches of CMOs. Investments in inverse or reverse floating CMOs would be purchased to attempt to protect against a reduction in the income earned on the Fund's investments due to a decline in interest rates. The Short-Term Bond, U.S. Government Income, Municipal Bond, California Tax-Free and Bond Funds would be adversely affected by the purchase of such CMOs in the event of an increase in interest rates since the coupon rate thereon will decrease as interest rates increase, and, like other mortgage-backed securities, the value will decrease as interest rates increase.

         The Short-Term Bond, U.S. Government Income, Municipal Bond, California Tax-Free and Bond Funds may invest in Stripped Mortgage-Backed Securities ("SMBS"), which are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks and special subsidiaries of the foregoing. The Short-Term Bond Fund may invest up to 10% of its net assets in SMBS.

         There are generally two classes of SMBS, one of which (the "IO class") entitles the holders thereof to receive distributions consisting solely or primarily of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities ("Mortgage Assets") and the other of which (the "PO class') entitles the holders thereof to receive distributions consisting solely or primarily of all or a portion of the principal of the underlying pool of Mortgage Assets. The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets. For example, a rapid or slow rate of principal payments may have a material adverse effect on the yield to maturity of IOs or POs, respectively. If the underlying

Mortgage Assets experience greater than anticipated prepayments of principal, an investor in the IO class may incur substantial losses. Conversely, if the underlying Mortgage Assets experience slower than anticipated prepayments of principal, the yield on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

         The Funds also may invest in non-mortgage asset-backed securities including interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Such securities also may include instruments issued by certain trusts, partnerships or other special purpose issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by such issuers.

         Non-mortgage-backed securities are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities.

         The purchase of non-mortgage-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the larger number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and Federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and Federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables.

         The development of non-mortgage backed securities is at an early stage compared to mortgage-backed securities. While the market for asset-backed securities is becoming increasingly liquid, the market for mortgage-backed securities issued by certain private organizations and non-mortgage-backed securities is not as well developed.

     Certain Taxable Obligations. The Tax-Free Money Market Fund and the California Tax-Free Fund each may invest up to 20% of its total assets in fixed-income obligations whose interest is subject to federal income tax or the federal alternative minimum tax. In addition, the California Tax-Free Fund may invest a portion of its assets in obligations whose interest is subject to California income tax. Each Fund will purchase taxable obligations only if such obligations meet the quality requirements as set forth in its Prospectus.

     Proposals to restrict or eliminate the federal income tax exemption for interest on municipal obligations are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of the Tax-Free Money Market Fund's and the California Tax-Free Fund's distributions. If such proposals were enacted, the availability of municipal obligations and the value of the Tax-Free Money Market Fund's and the California Tax-Free Fund's holdings would be affected and the Board of Directors would reevaluate the Funds' investment objectives and policies.

     The Tax-Free Money Market Fund and the California Tax-Free Fund each anticipates being as fully invested as practicable in municipal securities. However, there may be occasions when, as a result of the maturity of portfolio securities, sales of fund shares, or in order to meet redemption requests, the Tax-Free Money Market Fund and the California Tax-Free Fund may hold cash that is not earning income. In addition, there may be occasions when, in order to raise cash to meet redemptions, the Tax-Free Money Market or the California Tax-Free Fund may be required to sell securities at a loss.

     Commodity-Linked Bonds. As a hedging strategy, the Bond Fund may invest in commodity-indexed bonds involving gold, silver, other precious metals, oil, coal and other commodities meeting certain internationally recognized specifications. Commodity-indexed bonds, unlike futures contracts, can be of medium or long duration and are usually interest bearing. Settlement prices can reflect average, median or peak commodity prices over a reasonable period preceding redemption, unlike futures contracts, which are settled on the basis of the price prevailing at closeout. Commodity-indexed bonds are primarily issued by corporations (for example, an oil or pipeline company might issue oil-indexed bonds to hedge their exposure to oil price fluctuations) and investment banking firms. These securities are typically privately placed, but some are publicly offered and traded on the stock exchanges. Purchases of commodity-linked bonds will be limited to less than 5% of Fund assets.

     Common Stocks. The Growth & Income Fund's and the Growth Fund's investments in common stocks will be diversified among industries and companies. Emphasis will be placed on common stocks which are trading at low valuation levels relative to their fundamentals such as price to current earnings either relative to the market or to the security's historic price-to-earnings relationship, in common stocks which are trading at low prices in relation to their prospects for long-term growth in dividends and earnings, and in common stocks of issuers that have historically paid above-average or growing dividends. Throughout most of 1997, common stocks, as measured by the S&P 500 Index and other commonly used indices of common stock performance, were trading at or close to record levels. There can be no guarantee that such performance will continue.

     Under normal market conditions, at least 90% of the Growth & Income Fund's equity securities, including, for this purpose, the convertible securities described below, will be issued by large companies (i.e., companies with a market capitalization of more than $1 billion). Some investments (not to exceed 10% of the Fund's equity securities) also may be made in equity securities of medium- and smaller-sized companies (i.e., those companies with at least $250 million but less than $1 billion in capitalization) which may have the potential to generate high levels of future revenue and earnings growth and where the investment opportunity may not be fully reflected in the price of the securities but which may involve greater risks than investments in larger companies. There may be some additional risks associated with investments in medium and smaller companies because their shares tend to be less liquid than securities of larger companies. Further, shares of medium and small companies are generally more sensitive to purchase and sale transactions and changes in the issuer's financial condition and, therefore, the prices of such stocks may be more volatile than those of larger company stocks. The Growth & Income Fund's investments in medium and smaller companies is not expected to exceed 10% of the Fund's investment in equity securities.

     Convertible Bonds. The Bond Fund may invest in convertible bonds which are fixed-income debt securities which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible bonds, while usually subordinate to similar non-convertible bonds, are senior to common stocks in an issuer's capital structure. Convertible bonds offer flexibility by providing the investor with a steady income stream (generally yielding a lower amount than similar non-convertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible bond's price can reflect changes in the market value of the common stock or changes in market interest rates. At most, 5% of the Bond Fund's net assets will be invested in convertible bonds that are either rated in one of the four highest rating categories by a Nationally Recognized Statistical Rating Organization ("NRSRO"), or are unrated securities determined by the Adviser, under the direction of the Board of Directors, to be of comparable quality.

     Convertible Securities. The Growth & Income Fund and the Growth Fund will seek to invest in convertible securities that provide current income and are issued by companies that have a strong earnings and credit record. These Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar non-convertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (generally yielding a lower amount than similar non-convertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates.

     Corporate Bonds and Notes. All of the Funds (except the U.S. Government Income Fund, the Municipal Bond Fund and the California Tax-Free Fund) may invest in corporate bonds and notes, which may include debt securities issued by domestic corporations, U.S. dollar-denominated debt securities issued by foreign corporations, Yankee bonds and supranational obligations. Yankee bonds are U.S. dollar-denominated obligations issued by foreign governments or companies. Supranational obligations are U.S. dollar-denominated obligations issued by international entities such as The World Bank and the Inter-American Development Bank.

     Delayed-Delivery Transactions. Each of the Funds may buy and sell securities on a delayed-delivery or when-issued basis without limitation. These transactions involve a commitment by a Fund to purchase or sell specific securities at a predetermined price and/or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered.

     When purchasing securities on a delayed-delivery basis, a Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because a Fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with a Fund's other investments. If a Fund remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, a Fund will set aside cash or other liquid high quality assets in a segregated custodial account to cover its purchase obligations. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a Fund could miss a favorable price or yield opportunity, or could suffer a loss.

     Each of the Funds may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

     A Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it can incur a gain or loss. The use of when-issued transactions and forward commitments enables a Fund to hedge against anticipated changes in interest rates and prices. A Fund also may enter into such transactions to generate income. In such instances, a Fund agrees to resell its purchase commitment to a third-party seller at the current market price on the date of sale and concurrently enters into another purchase commitment for such securities at a later date. As an inducement for a Fund to "roll over" its purchase commitment, the Fund receives a negotiated fee. The purchase of securities with a settlement date occurring on the Pacific Securities Association approved settlement date is considered a normal delivery and not a "when-issued" or "forward commitment" purchase.

     Derivative Municipal Obligations. The Municipal Bond Fund and the California Tax-Free Fund may invest in more recently developed municipal financing instruments, including (i) custodial receipts or certificates evidencing ownership of future interest payments, principal payments, or both, on underlying municipal securities and (ii) municipal securities that contain embedded interest rate derivative products. These types of obligations are referred to herein as "Derivative Municipal Obligations." The Municipal Bond Fund and the California Tax-Free Fund will not invest more than 20% of their respective total assets in Derivative Municipal Obligations.

     Derivative Municipal Obligations in which these Funds may invest include municipal securities that contain embedded interest rate derivative products, such as interest rate swaps or caps ("Embedded Derivative Municipal Obligations"). A discussion of interest rate derivative products is set forth below. Embedded Derivative Municipal Obligations in essence consist of a fixed-rate, long-term bond and a derivative contract, such as an interest rate cap agreement. By combining these two types of securities, a municipal issuer is able to issue a tax-exempt bond, typically with a long maturity, the coupon payments on which vary according to a formula based on an interest rate index. For example, in an Embedded Derivative Municipal Obligation containing an interest rate cap, during the term of the embedded cap the investor receives the coupon rate on the underlying long-term bond less the cost of the cap for so long as interest rates remain below the level of the cap. When interest rates rise above that level, the investor receives the long-term bond coupon less the cost of the cap plus the amount by which an index specified in the cap agreement exceeds the cap level. This type of instrument would allow a Fund to hedge against a rise in short-term interest rates.

     Embedded Derivative Municipal Obligations offer advantages over investing separately in a traditional municipal security and an interest rate derivative contract. In an Embedded Derivative Municipal Obligation, because the municipal issuer is the issuer of the interest rate derivative contract, the entire amount of interest payable on the obligation is expected to be tax-exempt. Any income from an interest rate derivative contract purchased separately would be taxable to a Fund. An Embedded Derivative Municipal Obligation purchased by a Fund would be accompanied by a tax opinion stating that the entire amount of interest payable on the obligation is tax-exempt. Because final regulations have not been adopted by the U.S. Department of the Treasury with respect to these types of hybrid obligations, however, it is possible that the Internal Revenue Service might find a portion of the interest to be taxable. In addition, Embedded Derivative Municipal Obligations may not be readily marketable. All bonds underlying Embedded Derivative Municipal Obligations will be rated, at the time of purchase, "A" or better by Standard and Poor's Corporation ("S&P") or Moody's Investor Service, Inc. ("Moody's"), comparably rated by any other nationally recognized statistical rating organization or, if unrated, of comparable quality as determined by the Adviser.

     Derivative Municipal Obligations also include custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain municipal securities (such receipts or certificates are referred to herein as "Custodial Receipts"). The underwriter of Custodial Receipts typically purchases municipal securities and deposits the securities in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a Custodial Receipt a Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as they may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event that the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, it would be subject to state income tax (but not federal income tax) on the income it earned on the underlying security, and the yield on the security paid to the Fund and its shareholders would be reduced by the amount of taxes paid. Furthermore, amounts paid by the trust or custodial account to the Fund would lose their tax-exempt character and become taxable, for federal and state purposes, in the hands of the Fund and its shareholders. However, Custodial Receipts in which a Fund will invest will be accompanied by a tax opinion stating that interest payable on the receipts is tax exempt. If a Fund invests in Custodial Receipts, it is possible that a portion of the discount at which the Fund purchases the receipts might have to be accrued as taxable income during the period that a Fund holds the receipts.

     With respect to certain types of Custodial Receipts, the interest on the underlying municipal securities is divided into two or more different components. Typically, one component (the "Auction Component") pays an interest rate that is reset periodically through an auction process or by reference to an interest rate index and is essentially a variable- or floating-rate obligation. A second component (the "Inverse Component") pays a residual interest rate based on the difference between the total interest paid by the issuer on the municipal securities and the rate paid on the Auction Component. Inverse Components may also pay a rate of interest determined by subtracting a multiple of a variable or floating rate from the total amount paid by the issuer of the municipal securities. Because the interest rate paid to holders of Inverse Components is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to Inverse Component holders will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases. Moreover, the extent of the increases and decreases in the value of an Inverse Component in response to changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity. Investments in Inverse Components may therefore increase the volatility of the NAV and market value of a Fund's shares.

     Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "investment grade" by any major rating service.

     Foreign Index Linked Instruments. The U.S. Government Income Fund and the Bond Fund may invest up to 10% of their total assets in Foreign Index Linked Instruments. Foreign Index Linked Instruments are fixed income securities which are issued by U.S. issuers (including U.S. subsidiaries of foreign issuers) and are denominated in U.S. dollars, but return principal and/or pay interest to investors in amounts which are linked to the level of a particular foreign index. A foreign index may be based upon the exchange rate of a particular currency or currencies or the differential between two currencies, or the level of interest rates in a particular country or countries or the differential in interest rates between particular countries. In the case of Foreign Index Linked Instruments linking the principal component to a foreign index, the amount of principal payable by the issuer at maturity will increase or decrease in response to changes in the level of the foreign index during the term of the Foreign Index Linked Instrument. In the case of Foreign Index Linked Instruments linking the interest component to a foreign index, the amount of interest payable will adjust periodically in response to changes in the level of the foreign index during the term of the Foreign Index Linked Instrument. Foreign Index Linked Instruments may be issued by a U.S. governmental agency or instrumentality or by a private issuer.

     Generally, the Foreign Index Linked Instruments which have been issued to date have been debt instruments closely resembling corporate debt securities, U.S. Government Obligations or zero-coupon bonds ("Debt Securities") except for the benchmark to which payments of principal or interest are tied. In the future, other Foreign Index Linked Instruments may be created backed by mortgages or other assets which closely resemble mortgage-backed securities or asset-backed securities. Therefore, the risks described in the Prospectus and in this Statement of Additional Information with respect to mortgage-backed securities, asset-backed securities or Debt Securities, as the case may be, may be equally applicable to a given Foreign Index Linked Instrument.

     Foreign Index Linked Instruments present certain risks not applicable to mortgage-backed securities, asset-based securities or Debt Securities. Such Foreign Index Linked Instruments may offer higher yields than comparable securities linked to purely domestic indices but also may be more volatile. Foreign Index Linked Instruments are relatively recent innovations for which the market has not yet been fully developed and, accordingly, they typically are less liquid than comparable securities linked to purely domestic indices. In addition, the value of Foreign Index Linked Instruments will be affected by fluctuations in foreign exchange rates or foreign interest rates. If the Adviser is incorrect in its prediction as to movements in the direction of particular foreign currencies or foreign interest rates, the return realized by a Fund on a Foreign Index Linked Instrument may be lower than if the Fund had invested in a similarly rated domestic security. Foreign currency gains and losses with respect to Foreign Index Linked Instruments may affect the amount and timing of income recognized by the Funds.

     Foreign Securities. The Short-Term Bond Fund, the U.S. Government Income Fund, the Bond Fund, the Growth & Income Fund and the Growth Fund may invest in dollar-denominated foreign securities which are securities of foreign governmental and private issuers that are denominated in and pay interest in U.S. dollars. The Short-Term Bond Fund, the Bond Fund, the Growth Fund, the U.S. Government Income Fund and the Growth & Income Fund may invest in American Depositary Receipts ("ADRs"), among other securities. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Designed for use in U.S. securities markets, ADRs are an alternative to the purchase of the underlying securities in their national markets and currencies. Most ADRs are traded on U.S. stock exchanges. Purchases of ADRs by the Funds will be limited to sponsored ADRs. The U.S. Government Income Fund, the Bond Fund and the Growth & Income Fund may invest in foreign securities that impose restrictions on transfer within the U.S. or to U.S. persons. Although securities subject to transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

     Certain Risks Associated with Foreign Investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. There may be less publicly available information about a foreign issuer than about a domestic issuer. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than for U.S. investments.

     Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries, such as obtaining and enforcing a judgment against a foreign issuer.

     Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of

U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars, or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Taxes may be withheld at the source under foreign income tax laws. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments. Any such development could have a material adverse effect on a Fund's investments in, or the liquidity of, securities of issuers located in such countries. There is no assurance that the Adviser will be able to anticipate these potential events or counter their effects.

     The considerations noted above generally are intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.

     Futures Transactions. As their Prospectus provides, each of the Non-Money Market Funds may engage in transactions in futures contracts and options on futures contracts in an effort to hedge against market risks and/or manage cash flow into a Non-Money Market Fund. A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or, in the case of futures contracts on indexes of securities, for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which, in the case of the majority of interest rate futures contracts, the fixed income securities underlying a contract are delivered by the seller and paid for by the purchaser, or on which, in the case of a stock index futures contract, an amount equal to a dollar amount multiplied by the difference between the value of a stock index at the close of the last trading day of the contract and the value of such index at the time the futures contract was originally entered into is settled between the purchaser and seller in cash. The purchase or sale of a futures contract differs from the purchase or sale of a security in that no purchase price is paid or received at the time the contract is entered into. Instead, an amount of cash or cash equivalents, the value of which may vary but is generally equal to 2% or less of the value of the contract, must be deposited with the broker as initial deposit or "margin." Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index underlying the futures contract fluctuates, making positions in the futures contract more or less valuable, a process known as "marking to the market."

     Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term. At any time prior to the expiration of a futures contract, however, a Fund may elect to close out the Fund's position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the initial position. At that time, a final determination of variation margin is made and any loss experienced by the Fund is required to be paid to the exchange clearing corporation, while any profit due to the Fund must be delivered to it. Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded.

     The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

     A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract (i.e., margin payments). However, the Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that the Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund earmarks to the futures contract money market instruments equal in value to the current value of the underlying instrument less the margin deposit.

     Options on Futures Contracts. The Non-Money Market Funds may engage in transactions in options on futures contracts in an effort to hedge against market risks and/or manage cash flow into the Non-Money Market Funds. An option on a futures contract gives the purchaser (the "holder") the right, but not the obligation, to enter into a "long" position in the underlying futures contract (i.e., a purchase of such futures contract) in the case of an option to purchase (a "call" option), or a "short" position in the underlying futures contract (i.e., a sale of such futures contract) in the case of an option to sell (a "put" option), at a fixed price (the "strike price") up to a stated expiration date. The holder pays a non-refundable purchase price for the option, known as the "premium." The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although this entire amount may be lost. Upon exercise of the option by the holder, the exchange clearing corporation establishes a corresponding long position in the case of a put option. In the event that an option is exercised, the parties will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

     An option, whether based on a futures contract, a stock index or an equity security, becomes worthless to the holder when it expires. A position in an option may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction subject to the availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the party's profit or loss on the transaction.

     Income earned from transactions in futures contracts and options thereon would be treated in part as a short-term, and in part as a long-term, capital gain and, if not offset by net realized capital losses, generally would be subject to federal income taxes.

     Limitations on Purchase and Sale of Futures Contracts and Options on Futures Contracts. In general, the Non-Money Market Funds will engage in transactions in futures contracts and related options only for bona fide hedging and other appropriate risk management purposes, and not for speculation. In addition, with respect to positions in futures and related options that do not constitute bona fide hedging positions, a Non-Money Market Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures or futures options. See "Distributions and Taxes."

     Risks Associated With Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund's securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. Investments in futures contracts on fixed income securities and related indexes involve the risk that if the adviser's investment judgment concerning the general direction of interest rates is incorrect, a Fund's overall performance may be poorer than if it had not entered into any such contract. Accordingly, a decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Successful use of futures contracts and related options by the Non-Money Market Funds for hedging purposes is also subject to the ability of the Funds' adviser and/or sub-adviser to predict correctly movements in the direction of the market. It is possible that, when a Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or instruments, underlying futures might advance and the value of the underlying instruments held in the Fund's portfolio might decline. It is also possible that if a Fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Fund would lose part or all of the benefit of increased value of those underlying instruments that it hedged, because it would have offsetting losses in its futures positions.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     While a Fund will establish a futures or futures option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular futures or option contract at any specific time. In such event, it may not be possible to close out a position held by a Fund, which could require such Fund to purchase or sell the instrument underlying the position, make or receive a cash settlement, or meet ongoing variation margin requirements. In addition, certain of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

     Hedging and Additional Income Strategies. The Municipal Bond Fund and California Tax-Free Fund may utilize various other investment strategies to hedge against market risk, facilitate portfolio management and increase income. These consist of interest rate swaps; caps and floors; futures; and put and call transactions (collectively, "Hedging Transactions"). Hedging Transactions may be used, for example, to attempt to protect against possible declines in the market value of a Fund's portfolio resulting from downward trends in the debt securities markets (generally due to a rise in interest rates), to protect a Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of a Fund's portfolio, to establish a position in the securities markets as a temporary substitute for purchasing particular securities or to increase income. In this regard, in order to decrease the duration (a measure of price volatility in response to interest rate changes) of a Fund's portfolio, rather than sell longer-term portfolio securities and purchase shorter-term securities, the Fund might enter into futures contracts for the sale of debt securities or enter into an interest rate swap where the Fund receives floating-rate payments in exchange for making fixed-rate payments. Any or all of these techniques may be used at any time. There is no particular strategy that requires use of one technique rather than another. The use of any Hedging Transaction is a function of market conditions. Certain Hedging Transactions that a Fund may use are described under "Futures Transactions," "Options" and "Interest Rate Transactions." Further, Hedging Transactions may be used by the Municipal Bond Fund and the California Tax-Free Fund in the future as they are developed to the extent deemed appropriate by the Board of Directors.

     High Yield, High Risk Securities. The Short-Term Bond Fund and the Bond Fund may each invest up to 5% of their respective net assets in securities that are rated below investment grade by an NRSRO (e.g., lower than Baa by Moody's or lower than BBB by S&P's) (or, if not rated, of comparable quality), provided that any such securities also are rated investment grade by at least one other NRSRO. Securities rated below investment grade by an NRSRO are sometimes referred to as "high yield" or "junk" bonds. Investors should consider the following risks associated with high yield securities before investing in these Funds.

     Investing in high yield securities involves special risks in addition to the risks associated with investments in higher rated securities. High yield securities may be regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of high quality debt securities, and the ability of a Fund to achieve its investment objective may, to the extent of its investments in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality securities.

     High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade securities. The prices of high yield securities have been found to be less sensitive to interest rate changes than more highly-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of high yield securities defaults, a Fund may incur additional expenses to seek recovery. In the case of high yield securities structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities which pay interest periodically in cash.

     The secondary markets on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect and cause large fluctuations in the daily net asset value of a Fund's shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market.

     The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. The Adviser does not rely solely on credit ratings when selecting securities for a Fund, it develops its own independent analysis of issuer credit quality. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if the Adviser deems it to be in the best interest of shareholders.

     Illiquid Investments. Illiquid instruments are investments that may not be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Board of Directors, the Adviser determines the liquidity of each Fund's investments and, through reports from the Adviser, the Board monitors investments in illiquid instruments. In determining the liquidity of a Fund's investments, the Adviser may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund's rights and obligations relating to the investment). Investments currently considered by the Money Market Funds, the Short-Term Bond Fund, the Municipal Bond Fund, the California Tax-Free Fund, the Bond Fund and the Growth Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and restricted securities and time deposits determined by the Adviser to be illiquid. Investments currently considered by U.S. Government Income Fund to be illiquid include over-the-counter options. Investments that may be considered by the Growth & Income Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, loans and other direct debt instruments, over-the-counter options, non-government stripped fixed-rate mortgage-backed securities, restricted securities, government-stripped fixed-rate mortgage-backed securities, and swap agreements determined by the Adviser to be illiquid. However, with respect to over-the-counter options that the Growth & Income Fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and nature and terms of any agreement the Fund may have to close out the option before expiration.

     If through a change in values, net assets or other circumstances, a Money Market Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity and decrease the proportion of illiquid securities in its portfolio. Similarly, if through a change in values, net assets or other circumstances, a Non-Money Market Fund were in a position where more than 15% of its total assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity and decrease the proportion of illiquid securities in its portfolio. However, there can be no assurance that any steps taken will be successful. Accordingly, the level of illiquidity of a Fund holding such securities may increase during any such period.

     Interest Rate Transactions.

     The Short-Term Bond Fund, Municipal Bond Fund and California Tax-Free Fund may enter into interest rate swaps and may purchase and sell interest rate caps and floors. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities a Fund anticipates purchasing at a later date and decrease the proportion of illiquid securities in its portfolio. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed-rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate floor.

     The Short-Term Bond Fund, Municipal Bond Fund and California Tax-Free Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether a Fund is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or high-quality liquid debt securities having an aggregate net asset value ("NAV") at least equal to the accrued excess will be maintained in a segregated account by a Fund's custodian. If a Fund enters into an interest rate swap on other than a net basis, the Fund will maintain a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the swap. To the extent a Fund sells (i.e., writes) caps and floors, it will maintain in a segregated account cash or high-quality liquid debt securities having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of the Fund's obligations with respect to any caps or floors. A Fund will not enter into any interest rate swap, cap or floor transaction unless the contra-party has either long-term unsecured debt rated at least A- by S & P or Moody's or comparably rated by any nationally recognized statistical rating organization. The Adviser will monitor the creditworthiness of contra-parties on an ongoing basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The Adviser has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

     Interest rate transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive. Therefore, there is no specific limit on the amount of interest rate swap transactions that may be entered into by a Fund. The aggregate purchase price of caps and floors held by a Fund may not exceed 5% of a Fund's assets. A Fund may sell (i.e., write) caps and floors without limitation, subject to the segregated account requirement described above. However, because interest rate swaps and the purchase and sale of interest rate caps and floors as currently constructed may generate taxable income, the Municipal Bond Fund and California Tax-Free Fund do not expect currently to engage in such transactions to any significant degree.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on Griffin Advisers' or the sub-adviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other types of investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commission ("CFTC"). To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have total assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.


     This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

      Letters of Credit. The Tax-Free Money Market Fund and the Municipal Bond Fund may purchase debt obligations, including municipal securities, certificates of participation, commercial paper and other short-term obligations, backed by an irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of the Adviser, are of investment quality comparable to other permitted investments of the Fund may be used for letter of credit-backed investments.

      Loans and Other Direct Debt Instruments. The Short-Term Bond Fund, the Municipal Bond Fund, the California Tax-Free Fund, the Bond Fund and the Growth & Income Fund may invest in loans and other direct debt instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participation) to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to the Funds' policies regarding the quality of debt securities.

      Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligations, or that the collateral can be liquidated.

      Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Funds. For example, if a loan is foreclosed, a Fund would become part owner of any collateral, and would bear the costs of liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to a Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Funds rely on the Adviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Funds.

      A loan is often administered by a bank or other financial institution which acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent's general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

      Direct indebtedness purchased by the Funds may include letters of credit, revolving credit facilities, or other standby financing commitments obligating a Fund to pay additional cash on demand. These commitments may have the effect of requiring a Fund to increase its investment in a borrower at a time when it would not otherwise have done so. The Funds will set aside appropriate liquid assets in a segregated custodial account to cover their potential obligations under standby financing commitments.

       Each Fund limits the amount of total assets that it will invest in any one issuer or in issuers within the same industry (see limitations for each Fund). For purposes of these limitations, each Fund generally will treat the borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a Fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for the purposes of determining compliance with applicable diversification requirements. Treating a financial intermediary as an issuer of indebtedness may restrict a Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

      Municipal Bonds. The Money Market Fund, the Municipal Bond, and the California Tax-Free Fund may invest in municipal bonds, a type of municipal security. Municipal bonds are debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, housing, hospitals, mass transportation, schools, streets, and water and sewer works. Other purposes for which municipal bonds may be issued include the refunding of outstanding obligations and obtaining funds for general operating expenses or to loan to other public institutions and facilities. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user. Certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, an airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Assessment bonds, wherein a specially created district or project area levies a tax (generally on its taxable property) to pay for an improvement or project may be considered a variant of either category. There are, of course, other variations in the types of municipal bonds, both within a particular classification and between classifications, depending on numerous factors.

      Municipal Lease Obligations and Certificates of Participation. The Tax-Free Money Market Fund, the Municipal Bond Fund and the California Tax-Free Fund may invest a portion of their assets in municipal leases and participation interests therein. These obligations, which may take the form of a lease, an installment purchase, or a conditional sales contract, are issued by state and local governments and authorities in order to acquire land and a wide variety of equipment and facilities. Generally, the Funds will not hold such obligations directly as a lessor of the property, but will purchase a participation interest in a municipal obligation from a bank or other third party. A participation interest gives the Funds a specified, undivided interest in the obligation in proportion to its purchased interest in the total amount of the obligation.

      Municipal leases frequently have risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet to incur debt. These may include voter referenda, interest rate limits or public sale requirements. Leases, installment purchases or conditional sales contracts (which normally provide for title to the leased asset to pass to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting their constitutional and statutory requirements for the issuance of debt. Many leases and contracts include "non-appropriation clauses" providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Non-appropriation clauses free the issuer from debt issuance limitations.

      Municipal Notes. The California Tax-Free Fund, the Municipal Bond Fund and the Tax-Free Money Market Fund may invest in municipal notes. Municipal notes include, but are not limited to, tax anticipation notes ("TANs"), bond anticipation notes ("BANs"), revenue anticipation notes ("RANs") and construction loan notes. Notes sold as interim financing in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuer.

      TANs. An uncertainty in a municipal issuer's capacity to raise taxes as a result of such things as a decline in its tax base or a rise in delinquencies could adversely affect the issuer's ability to meet its obligations on outstanding TANs. Furthermore, some municipal issuers mix various tax proceeds into a general fund that is used to meet obligations other than those of the outstanding TANs. Use of such a general fund to meet various obligations could affect the likelihood of making payments on TANs.

      BANs. The ability of a municipal issuer to meet its obligations on its BANs is primarily dependent on the issuer's adequate access to the longer-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal of, and interest on, BANs.

      RANs. A decline in the receipt of certain revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal of, and interest on, RANs.

      The values of outstanding municipal securities will vary as a result of changing market evaluations of the ability of their issuers to meet the interest and principal payments (i.e., credit risk). Such values will also change in response to changes in the interest rates payable on new issues of municipal securities (i.e., market risk). Should such interest rates rise, the values of outstanding securities, including those held in the Fund's portfolio, will decline and (if purchased at par value) they would sell at a discount. If interests rates fall, the values of outstanding securities will generally increase and (if purchased at par value) they would sell at a premium. Changes in the value of municipal securities held in the Fund's portfolio arising from these or other factors will cause changes in the NAV per share of the Fund.

      The California Tax-Free Fund and the Municipal Bond Fund may also invest in municipal commercial paper.

      Municipal Securities. The Money Market Funds, Municipal Bond Fund and the California Tax-Free Fund may invest in certain Municipal Securities. The two principal classifications of municipal securities are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial Development Revenue bonds held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of Industrial Development Revenue bonds is usually directly related to the credit standing of the corporate user of the facility involved.

      Municipal securities may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

      Municipal securities may include variable- or floating- or inverse floating-rate instruments issued by industrial development authorities and other governmental entities. While there may not be an active secondary market with respect to a particular instrument purchased by a Fund, a Fund may demand payment of the principal and accrued interest on the instrument or may resell it to a third party as specified in the instruments. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods the Fund is not entitled to exercise its demand rights, and the Fund could, for these or other reasons, suffer a loss.

     Some of these instruments may be unrated, but unrated instruments purchased by a Fund will be determined by the Adviser to be of comparable quality at the time of purchase to instruments rated "investment grade" by any major rating service. Where necessary to ensure that an instrument is of comparable "high quality," a Fund may require that an issuer's obligation to pay the principal of the note may be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend.

     Municipal securities may include participations in privately arranged loans to municipal borrowers, some of which may be referred to as "municipal leases." Generally such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. To the extent these securities are illiquid, they will be subject to each Fund's limitation on investments in illiquid securities. Recovery of an investment in any such loan that is illiquid and payable on demand may depend on the ability of the municipal borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless a Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Adviser will establish procedures to monitor the credit standing of each such municipal borrower, including its ability to meet contractual payment obligations.

     Municipal securities may include units of participation in trusts holding pools of tax-exempt leases. Municipal participation interests may be purchased from financial institutions, and give the purchaser an undivided interest in one or more underlying municipal securities. To the extent that municipal participation interests are considered to be "illiquid securities," such instruments are subject to each Fund's limitation on the purchase of illiquid securities. Municipal leases and participating interests therein which may take the form of a lease or an installment sales contract, are issued by state and local governments and authorities in order to acquire a wide variety of equipment and facilities. Interest payments on qualifying leases are exempt from Federal income taxes.

     In addition, these Funds may acquire "stand-by commitments" from banks or broker/dealers with respect to municipal securities held in their portfolios. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified Municipal Securities at a specified price. A Fund will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes.

     Options. The Non-Money Market Funds may purchase put and call options in an amount not exceeding 5% of a Fund's total assets. The Funds may also write (i.e., sell) covered put and call options in an amount not exceeding 5% of a Fund's total assets. Such options may relate to particular securities or to various stock or bond indexes. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amount paid as premiums to the writer of the option.

     Call options written by a Fund give the holder the right to buy the underlying securities from the Fund at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Put options written by a Fund give the holder the right to sell the underlying securities to the Fund during the term of the option at a fixed exercise price up to a stated expiration date or, in the case of certain options, on such date. Call options are "covered" by a Fund, for example, when it owns the underlying securities, and put options are "covered" by a Fund, for example, when it has established a segregated account of cash, cash equivalents or securities which can be liquidated promptly to satisfy any obligation of a Fund to purchase the underlying securities. A Fund also may write combinations of puts and calls on the same underlying security.

     A Fund will receive a premium from writing a put or call option, which increases the gross income of a Fund in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security, the remaining term of the option, supply and demand and interest rates. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.


     A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which the Fund purchases an option having the same terms as the option written. It is possible, however, that illiquidity in the options markets may make it difficult from time to time for a Fund to close out its written option positions.

     A Fund also may purchase put or call options in anticipation of changes in interest rates which may adversely affect the value of such Fund's portfolio or the prices of securities that the Fund wants to purchase at a later date. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option and, unless the price of the underlying security changes sufficiently, the option may expire without value.

     A Fund may write and purchase options on securities both for hedging purposes and for speculative purposes, in an effort to increase current income. Options on securities that are written or purchased by a Fund will be traded on U.S. and foreign exchanges and over-the-counter.

     The staff of the SEC has taken the position that purchased over-the-counter options and assets used to cover written over-the-counter options are illiquid and, therefore, together with other illiquid securities, cannot exceed 15% of a Fund's net assets. The Adviser intends to limit a Fund's writing of over-the-counter options in accordance with the following procedure. Each Fund intends to write over-the-counter options only with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York. Also, the contracts that a Fund has in place with such primary dealers will provide that the Fund has the absolute right to repurchase an option it writes at any time at a price which represents the fair market value, as determined in good faith through negotiation between the parties, but which in no event will exceed a price determined pursuant to a formula in the contract. Although the specific formula may vary between contracts with different primary dealers, the formula will generally be based on a multiple of the premium received by a Fund for writing the option, plus the amount, if any, of the option's intrinsic value (i.e., the amount that the option is in-the-money). The formula also may include a factor to account for the difference between the price of the security and the strike price of the option, if the option is written out-of-the-money. A Fund will treat all or a part of the formula price as illiquid for purposes of the 15% test imposed by the SEC staff.

     Risks Associated with Options Transactions. The purchase and writing of options involve certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

     Repurchase Agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon date. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed-upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed-upon resale price and marked to market daily) of the underlying security. Each Fund may engage in repurchase agreements with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to the Funds in connection with bankruptcy proceedings), it is the policy of

     Restricted Securities. Each Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time a Fund may be permitted to sell a security under an effective registration statement. If during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. The Growth Fund and the Short-Term Bond Fund may each invest up to 5% of its net assets in restricted securities.

     Securities Lending. The Short-Term Bond Fund, the Bond Fund, the Growth & Income Fund and the Growth Fund may lend securities to parties such as broker-dealers or institutional investors.

     Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by the Adviser to be of good standing. Furthermore, they will only be made if, in the Adviser's judgment, the consideration to be earned from such loans would justify the risk.

     The Adviser understands that it is the current view of the SEC staff that a Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive a 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and
(6) the Board of Directors must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternate arrangement with the borrower.

     Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).


     Standby Commitments. The Tax-Free Money Market Fund and the Municipal Bond Fund may invest in Standby Commitments, which are puts that entitle holders to same-day settlement at an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. These Funds may acquire standby commitments to enhance the liquidity of portfolio securities, but only when the issuers of the commitments are deemed to present minimal risk of default.

     Ordinarily, the Funds may not transfer a standby commitment to a third party, although a Fund could sell the underlying municipal security to a third party at any time. The Funds may purchase standby commitments separate from, or in conjunction with, the purchase of securities subject to such commitments. In the latter case, the Funds would pay a higher price for the securities acquired, thus reducing their yield to maturity. Standby commitments will not affect the dollar-weighted average maturity of the Funds, or the valuation of the securities underlying the commitments.

     Standby commitments are subject to certain risks, including the ability of issuers of standby commitments to pay for securities at the time the commitments are exercised; the fact that standby commitments are not marketable by the Funds; and the possibility that the maturities of the underlying securities may be different from those of the commitments.

     Variable- or Floating-Rate Demand Obligations (VRDOs/FRDOs). The Tax-Free Money Market Fund may invest in VRDOs/FRDOs which are tax-exempt obligations that bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating-rate securities have interest rates that change whenever there is a change in a designated base rate while variable-rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the VRDO or FRDO that approximates its par value.

     A demand instrument with a conditional demand feature must have received both a short-term and a long-term high quality rating or, if unrated, have been determined to be of comparable quality pursuant to procedures adopted by the Board of Directors. A demand instrument with an unconditional demand feature may be acquired solely in reliance upon a short- term high quality rating or, if unrated, upon a finding of comparable short-term quality pursuant to procedures adopted by the Board of Directors.

     The Tax-Free Money Market Fund may invest in fixed-rate bonds subject to third party puts and in participation interests in such bonds held by a bank in trust or otherwise. These bonds and participation interests have tender options or demand features that permit the Tax-Free Money Market Fund to tender (or put) its bonds to an institution at periodic intervals and to receive the principal amount thereof. The Tax-Free Money Market Fund considers variable-rate instruments structured in this way (Participating VRDOs) to be essentially equivalent to other

VRDOs that it purchases. The Internal Revenue Service has not ruled whether the interest on Participating VRDOs is tax-exempt, and, accordingly the Tax-Free Money Market Fund intends to purchase these instruments based on opinions of bond counsel.

     A variable-rate instrument that matures in 397 days or less may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A variable-rate instrument that matures in greater than 397 days but that is subject to a demand feature that is 397 days or less may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating-rate instrument that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount may be recovered through demand. The Tax-Free Money Market Fund may purchase a demand instrument with a remaining final maturity in excess of 397 days only if the demand feature can be exercised on no more than 30 days' notice (a) at any time or (b) at specific intervals not exceeding 397 days.

     Variable- or Floating-Rate Instruments. Each Money Market Fund may invest in variable or floating-rate instruments that ultimately mature in more than 397 days, if a Fund acquires a right to sell the securities that meets certain requirements set forth in Rule 2a-7 under the 1940 Act. Variable-rate instruments (including instruments subject to a demand feature) that mature in 397 days or less may be deemed to have maturities equal to the period remaining until the next readjustment of the interest rate. Other variable-rate instruments with demand features may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A floating-rate instrument subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

            SPECIAL FACTORS AFFECTING THE CALIFORNIA TAX-FREE FUND

      The concentration of the California Tax-Free Fund in obligations issued by governmental units of only one state exposes the Fund to risks greater than those of a more diversified portfolio holding securities issued by governmental units of different states and different regions of the country.

     Certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives, as well as the general financial condition of the state, could adversely affect the ability of issuers of California municipal obligations to pay interest and principal on such obligations and could affect the Fund's ability to meet its investment objective. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of California and various local agencies, available as of the date of this SAI. While The Griffin Funds has not independently verified such information, it has no reason to believe that such information is incorrect in any material respect.

     The California Economy and General Information. From mid-1990 to early 1994, the state suffered a recession with the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (particularly that related to defense), exports and financial services, among others, were all severely affected. Job losses had been the worst of any post-war recession. Unemployment reached 10.1% in January 1994, but fell sharply to 7.7% in October and November 1994, reflecting the state's recovery from the recession. The unemployment rate, as measured by several commonly used sources, was approximately 6.0% in December 1997.

     The recession seriously affected California tax revenues, which basically mirror economic conditions. It also caused increased expenditures for health and welfare programs. In addition, the state had been facing a structural imbalance in its budget with the largest programs supported by the General Fund (e.g., K-12 schools and community colleges--also known as "K-14 schools," health and welfare, and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. As a result, the state experienced recurring budget deficits in the late 1980s and early 1990s. The state's Controller reported that expenditures exceeded revenues for four of the five fiscal years ending with 1991-92. Moreover, California accumulated and sustained a budget deficit in its Special Fund for Economic Uncertainties ("SFEU") approaching $2.8 billion at its peak on June 30, 1993.

     The accumulated budget deficits during the early 1990's, together with expenditures for school funding which are not reflected in the state's budget, and reduction of available internal borrowable funds, combined to significantly deplete the state's cash resources to pay its ongoing expenses. In order to meet its cash needs, the state has had to rely for several years on a series of external borrowings, including borrowings past the end of a fiscal year. Such borrowings are expected to continue in future fiscal years. To meet its cash flow needs in the 1995-96 fiscal year, California issued $2 billion of revenue anticipation warrants which matured on June 28, 1996. Because of the state's deteriorating budget and cash situation, the rating agencies reduced the state's credit ratings between October 1991 and July 1994. Moody's lowered its rating from "Aaa" to "A1," S&P lowered its rating from "AAA" to "A" and termed its outlook as "stable," and Fitch Investors Service lowered its rating from "AAA" to "A."

     However, since the start of 1994, California's economy has been recovering steadily. Employment has grown in excess of 500,000 during 1994 and 1995, and 400,000 additional jobs were created between the fourth quarter of 1996 and the fourth quarter of 1997. This trend is projected by some analysts to continue through the rest of the decade. Because of the improving economy and California's fiscal austerity, the state has had operating surpluses for its past five consecutive fiscal years through 1996-97. In addition, the SFEU is projected to have a positive balance of approximately $553 million as of June 30,

1998. S&P upgraded its rating of California municipal obligations back to "A+" on July 30, 1996. As of the date of this SAI, the rating remains "A+."

     Local Governments. On December 6, 1994, Orange County, California, became the largest municipality in the United States to file for protection under the Federal Bankruptcy laws. The filing stemmed from approximately $1.7 billion in losses suffered by the county's investment pool because of investments in high risk "derivative" securities. In September 1995, California's legislature approved legislation permitting the county to use for bankruptcy recovery $820 million over 20 years in sales taxes previously earmarked for highways, transit, and development. In June 1996, the county completed an $880 million bond offering secured by real property owned by the county. In June 1996, the county emerged from bankruptcy. As of October 31, 1997, the county's investment rating by S&P was "B".

     On January 17, 1994, an earthquake of the magnitude of an estimated 6.8 on the Richter Scale struck Los Angeles County, California, causing significant damage to public and private structures and facilities. While county residents and businesses suffered losses totaling in the billions of dollars, the overall effect of the earthquake on the county's and California's economy is not expected to be serious. However, Los Angeles County is experiencing financial difficulty due in part to the severe operating deficits for the county's health care system. In August 1995, the credit rating of the county's long-term bonds was downgraded for the third time since 1992. Although the county has received federal and state assistance, it is still facing a potential budget gap of approximately $460 million in the 1997-98 fiscal year.

     Even though the state has no existing obligations with respect to either Orange County or Los Angeles County, the state may be required to intervene and provide funding if the counties cannot maintain certain programs because of insufficient resources.

     State Finances. California tax revenues and other income are segregated into the General Fund and approximately 800 Special Funds. The General Fund consists of the revenues received by the state's Treasury and not required by law to be credited to any other fund, as well as earnings from state moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most major revenue sources of the state. The General Fund may be expended as the result of appropriation measures by California's Legislature approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

     The SFEU is funded with General Fund revenues and was established to protect California from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the state's Controller to meet cash needs of the General Fund. The Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. Any appropriation made from the SFEU is deemed, for budgeting and accounting purposes, an appropriation from the General Fund. For year-end reporting purposes, the Controller is required to add the balance in the SFEU to the balance in the General Fund to show the total moneys then available for General Fund purposes.

     Inter-fund borrowing has been used for several years to meet temporary imbalances of receipts and disbursements in the General Fund. As of June 30, 1996, the General Fund had outstanding loans from the SFEU and other Special Funds of approximately $1.5 billion.

     Changes in California Constitutional and Other Laws. In 1978, California voters approved an amendment to the California Constitution known as "Proposition 13," which added Article XIIIA to the California Constitution.
Article XIIIA limits ad valorem taxes on real property and restricts the ability of taxing authorities to increase real property taxes. However, legislation passed subsequent to Proposition 13 provided for the redistribution of California's General Fund surplus to local agencies, the reallocation of revenues to local agencies and the assumption of certain local obligations by the state to assist California municipal issuers to raise revenue to pay their bond obligations. It is unknown whether additional revenue redistribution legislation will be enacted in the future and whether, if enacted, such legislation will provide sufficient revenue for such California issuers to pay their obligations. California is also subject to another Constitutional Amendment, Article XIIIB, which may have an adverse impact on California state and municipal issuers. Article XIIIB restricts the state from spending certain appropriations in excess of an appropriation's limit imposed for each state and local government entity. If revenues exceed such appropriation's limit, such revenues must be returned either as revisions in the tax rates or fee schedules.


     In 1988, California voters approved "Proposition 98," which amended Article XIIIB and Article XVI of the state's Constitution. Proposition 98 (as modified by "Proposition 111," which was enacted in 1990), changed state funding of public education below the university level and the operation of the state's appropriations limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. In 1986, California voters approved "Proposition 62," which requires in part that any tax for general governmental purposes imposed by a local government be approved by a two-thirds vote of the governmental entity's legislative body and by a majority of its electorate, and that any special tax imposed by a local government be approved by a two-thirds vote of the electorate. In September 1995, the California Supreme Court upheld the constitutionality of Proposition 62, creating uncertainty as to the legality of certain local taxes enacted by nonchartered cities in California without voter approval. In 1996, California voters approved "Proposition 218," which added Articles XIIIC and XIIID to the state's Constitution. Proposition 218 generally requires voter approval of most tax or fee increases by local governments and curtails local government use of benefit assessments to fund certain property-related services to finance infrastructure. Proposition 218 also limits the use of special assessments or "property-related" fees to services or infrastructure that confer a "special benefit" to specific property; police, fire and other services are now deemed to benefit the public at large and, therefore, could not be funded by special assessments. Finally, the amendments enable the voters to use their initiative power to repeal previously-authorized taxes, assessments, fees and charges. It remains to be seen what impact these Articles will have on the ability of obligors to make payments on existing and future California security obligations.

     Other Information. Certain debt obligations held by the Fund may be obligations payable solely from lease payments on real or personal property leased to the state, cities, counties or their various public entities. California law provides that a lessor may not be required to make payments during any period that it is denied use and occupancy of the property in proportion to such loss. Moreover, the lessor only agrees to appropriate funding for lease payments in its annual budget for each fiscal year. In case of a default under the lease, the only remedy available against the lessor is that of reletting the property; no acceleration of lease payments is permitted. Each of these factors presents a risk that the lease financing obligations held by the Fund would not be paid in a timely manner.

     Certain debt obligations held by the Fund may be obligations payable solely from the revenues of health care institutions. The method of reimbursement for indigent care, California's selective contracting with health care providers for such care and selective contracting by health insurers for care of its beneficiaries now in effect under California and federal law may adversely affect these revenues and, consequently, payment on those debt obligations.


     There can be no assurance that general economic difficulties or the financial circumstances of California or its towns and cities or its trading partners in Asia, where California exports nearly half of $105 billion in total exports, will not adversely affect the market value of California municipal securities or the ability of obligors to continue to make payments on such securities.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisers are responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions. Other than listed securities, securities purchased and sold by the Funds generally will be traded on a net basis (i.e., without commission). Purchases and sales of securities on a securities exchange are effected through brokers who charge a commission for their services. Brokerage commissions on United States securities exchanges are subject to negotiation between the Advisers and the broker. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Fixed income securities and securities traded in the over-the-counter market are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     The Advisers place all orders for the purchase and sale of portfolio securities, options and futures contracts for the Funds and buys and sells such securities, options and futures for the Funds through a number of broker-dealers. In so doing, the Advisers use their best efforts to obtain for the Funds the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as further described below. Subject to applicable limitations of the federal securities laws, the Advisers will consider, in selecting broker-dealers, various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.

     The Funds may execute portfolio transactions with broker-dealers who provide research and execution services to the Funds and other accounts over which an Adviser or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisers maintain listings of broker-dealers who provide such services on a regular basis. However, as many transactions on behalf of the Funds are placed with broker-dealers (including broker-dealers on the lists) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such broker-dealers solely because such services were provided. The selection of such broker-dealers is generally made by an Adviser (to the extent possible consistent with execution considerations) based upon the quality of research and execution services provided.

     The receipt of research from broker-dealers that execute transactions on behalf of the Funds may be useful to an Adviser in rendering investment management services to the Funds and/or their other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other clients of an Adviser may be useful to the Adviser in carrying out its obligations to one or more Funds. The receipt of such research enables the Advisers to avoid the additional expenses that could be incurred if the Advisers tried to develop comparable information through their own efforts.


     As permitted by Section 28(e) of the Securities Exchange Act of 1934, an Adviser may cause a Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in such Act) to the Adviser an amount of commission for effecting a securities transaction for the Fund that is in excess of the commission that another broker-dealer would have charged for effecting the transaction. In order to cause the Funds to pay such higher commissions, an Adviser must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers viewed in terms of a particular transaction or the overall responsibilities of the Adviser to the Fund(s) and their other clients. In reaching this determination, an Adviser will not attempt to place a specific dollar value on the brokerage and research services provided or to determine what portion of the compensation should be related to those services.

     The Advisers and their affiliates manage several other investment accounts, some of which may have investment objectives similar to those of one or more Funds. It is possible that, at times, identical securities will be appropriate for investment by one or more Funds and by one or more of such investment accounts. The position of each account, however, in the securities of the same issuer may vary and the length of time that each account may choose to hold its investment in the securities of the same issuer likewise may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of a Fund and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated among the accounts in a manner deemed equitable by the Adviser. There may be circumstances under which purchases or sales of portfolio securities by an Adviser for one or more clients will have an adverse effect on other clients of the Adviser.

     During the fiscal year ended September 30, 1997, The Griffin Funds, on behalf of the Growth & Income Fund and the Growth Fund and pursuant to agreements or understandings, directed $111,160,558 and $3,469, respectively, in aggregate brokerage transactions to brokers due to research and brokerage services they provided, and such brokers received related commissions of approximately $142,634 from the Growth & Income Fund and $16 from the Growth Fund.

     The Board of Directors periodically review the performance of the Advisers regarding their responsibilities in connection with the placement of portfolio transactions on behalf of each Fund and review the commissions paid by each Fund over representative periods of time to determine if they are reasonable in relation to the benefits received by each Fund.

         Brokerage Commissions. During the fiscal years ended September 30,
         ---------------------
1995, 1996 and 1997, the Growth and Income Fund and the Growth Fund paid the brokerage commissions listed below. The other Funds did not pay brokerage commissions during these periods.


                                Fiscal Year       Fiscal Year   Fiscal Year
                                   Ended             Ended         Ended
    Fund                          9/30/95           9/30/96       9/30/97
    ----                        -----------       -----------   -----------
Growth & Income Fund              $70,409          $222,021*      $556,079*
Growth Fund                       $ 3,621**        $ 18,727*      $ 37,929*

-----------------

* The increase in the brokerage commissions paid by the Fund is primarily the result of the Fund's growth in assets.

** For the period from commencement of operations on June 12, 1995 through September 30, 1995.

         Securities of Regular Broker-Dealers. In addition, as of the close of
         ------------------------------------
The Griffin Funds' fiscal year on September 30, 1997, the Funds held securities of their regular broker-dealers (or the parents thereof) as follows:


Fund                    Broker-Dealer                                    Amount
----                    -------------                                    ------
Money Market            Ford Motor Credit Corp.                         $ 9,000,000
                        Chevron Oil Finance                             $11,000,000

Bond                    Merrill Lynch                                   $   431,000
                        Paine Webber                                    $ 1,066,000
                        Donaldson, Lufkin & Jenrette                    $   295,000
                        Smith Barney                                    $   352,000
                        Bear Stearns                                    $   483,000
                        Lehman Brothers                                 $ 1,048,000
                        J.P. Morgan                                     $   518,000
                        Morgan Stanley                                  $   327,000
                        Solomon                                         $   467,000

Short-Term Bond         Lehman Brothers                                 $   155,000

                        Paine Webber                                  $     653,000
                        Bear Stearns                                  $      31,000
                        Donaldson, Lufkin & Jenrette                  $   1,000,000

Growth                  State Street Bank & Trust Company             $     323,000
                        Investment Technology Group                   $     259,000
                        Raymond James Financial                       $     275,000
                        Schwab (Charles) Corp.                        $     354,000

Growth and Income       Morgan Stanley, Dean Witter, Discover         $   4,038,000

                       VALUATION OF PORTFOLIO SECURITIES

         Money Market Funds. Each Money Market Fund values its investments on the basis of amortized cost. This technique involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its value based on current market quotations or appropriate substitutes which reflect current market conditions. The amortized cost value of an instrument may be higher or lower than the price the Fund would receive if it sold the instrument.

         Valuing each Fund's instruments on the basis of amortized cost and use of the term "money market fund" are permitted by Rule 2a-7 under the 1940 Act. The Funds must adhere to certain conditions under Rule 2a-7; these conditions are summarized in the Prospectus.

         The Board of Directors of The Griffin Funds oversees the Adviser's adherence to SEC rules concerning money market funds, and has established procedures designed to stabilize each Fund's net asset value ("NAV") at $1.00 per share. At such intervals as they deem appropriate, the Board of Directors consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. In the event such deviation from the Fund's amortized cost per share exceeds 1/2 of 1 percent, the Board of Directors will promptly consider what corrective action, if any, should be initiated. If the Board of Directors believe that a deviation from the Fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Directors have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gain or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Directors may deem appropriate.

         During periods of declining interest rates, a Fund's yield based on amortized cost may be higher than the yield based on market valuations. Under these circumstances, a shareholder in a Fund may be able to obtain a somewhat higher yield than would result if the Fund utilized market valuations to determine its NAV. The converse would apply in a period of rising interest rates.

         Non-Money Market Funds. Securities owned by each Fund are appraised by various methods depending on the market or exchange on which they trade. Securities traded on the New York Stock Exchange or the American Stock Exchange are appraised at the last sale price, or if no sale has occurred, at the latest quoted bid price. Securities traded on other exchanges are appraised as nearly as possible in the same manner. Securities and other assets for which exchange quotations are not readily available are valued on the basis of closing over-the-counter bid prices, if available, or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. Debt obligations with remaining maturities of 60 days or less are valued either at amortized cost (unless the Board of Directors determines that amortized cost does not reflect the securities' fair value) or at original cost plus accrued interest.

         Foreign securities are valued at the last sale price in the principal market where they are traded, or, if last sale prices are unavailable, at the last bid price available prior to the time a Fund's NAV is determined. Foreign security prices are furnished by quotation services who express the value of securities in their local currency and are then translated from the local currency into U.S. dollars at current exchange rates. Any changes in the value of forward contracts due to exchange rate fluctuations are included in the determination of NAV.

                                  PERFORMANCE

         The Funds may quote performance in various ways. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns. A Fund's yield and total return fluctuate in response to market conditions and other factors.

                              Yield Calculations
                              ------------------

         Money Market Funds. From time to time, the "yield" and "effective yield" of the shares of the Money Market Fund and the Tax-Free Money Market Fund may be presented in advertisements, sales literature and in reports to shareholders. The "yield" and "effective yield" of shares of the Money Market Fund and the Tax-Free Money Market Fund are computed separately according to formulas prescribed by the Securities and Exchange Commission. The standardized seven-day yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the particular Fund involved having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base return, and multiplying the base period return by (365/7). The net change in the value of an account in each Fund includes the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares; and all fees, other than nonrecurring account or sales charges, that are charged to shareholder accounts in proportion to the length of the base period and the Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective annualized yield for shares of a Fund is computed by compounding the unannualized base period return (calculated as above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

         Yield and Effective Yield. For the seven-day period ended September 30,
         -------------------------
1997, the yield and effective yield of the Money Market Fund and the Tax-Free Money Market Fund were as follows:


                                                                  Effective
                                                Yield               Yield
                                                -----               -----
         Money Market Fund                      4.91%              5.03%
         Tax-Free Money Market Fund             3.25%              3.30%

         Tax-Equivalent Yield. The Tax-Free Money Market Fund also may quote
         --------------------
"tax-equivalent yield." Tax-equivalent yield is the rate an investor would have to earn from a fully taxable investment to equal the Tax-Free Money Market Fund's tax-free yield. Tax-equivalent yield is calculated by dividing the Tax-Free Money Market Fund's yield by the result of one minus a stated federal or combined federal and state tax rate. (If only a portion of the Tax-Free Money Market Fund's yield is tax-exempt, only that portion is adjusted in the calculation.) For the 7-day period ending September 30, 1997, the tax-equivalent yield of the Tax-Free Money Market Fund (assuming a 39.6% federal tax rate) was 5.39%.

         The table below shows the effect of a shareholder's tax status on effective yield under the federal income tax laws for 1997. It shows the approximate yield a taxable security must earn at various income brackets to produce after-tax yields equivalent to those of tax-exempt obligations, yielding from 2.5% to 6.5%. Of course, no assurance can be given that the Tax-Free Money Market Fund will achieve any specific tax-exempt yield. While the Tax-Free Money Market Fund invests principally in obligations whose interest is exempt from federal income tax, other income received by the Tax-Free Money Market Fund may be taxable.

               1997 Federal Tax Rates and Tax-Equivalent Yields
               ------------------------------------------------

                                             Federal
    Single Return          Joint Return      Tax
    Taxable Income*        Taxable Income*   Bracket    2.5%     3.0%    3.5%    4.0%    4.5%    5.0%     5.5%    6.0%   6.5%
--------------------- ---------------------  -------    ----     ----    ----    ----    ----    ----     ----    ----   ----
                                                                Then taxable equivalent yield is:**
Over     But Not Over  Over     But Not Over
$0         $ 24,650   $0         $41,200      15.0%     2.94%   3.53%    4.12%   4.71%   5.29%   5.88%    6.47%   7.06%   7.65%
$24,651    $ 59,750   $41,201    $99,600      28.0%     3.47%   4.17%    4.86%   5.56%   6.25%   6.94%    7.64%   8.33%   9.03%
$59,751    $124,650   $99,601    $151,750     31.0%     3.62%   4.35%    5.07%   5.80%   6.52%   7.25%    7.97%   8.70%   9.42%
$124,651   $271,050   $151,751   $271,050     36.0%     3.91%   4.69%    5.47%   6.25%   7.03%   7.81%    8.59%   9.38%  10.16%
    over $271,050        over $271,050        39.6%     4.14%   4.97%    5.79%   6.62%   7.45%   8.28%    9.11%   9.93%  10.76%

--------------------------------------------------------------------------------


*   Net taxable income after all exemptions, adjustments and deductions.

** Based on 1997 tax rates (effective rates may be higher for some individuals due to phase out of exemptions and elimination of deductions).

         The Tax-Free Money Market Fund may invest a portion of its assets in obligations that are subject to federal income tax. When the Tax-Free Money Market Fund invests in these obligations, its tax-equivalent yield may be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally tax-free.

         Yield information may be useful in reviewing a Fund's performance and in providing a basis for comparison with other investment alternatives. However, a Fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of the respective investment companies they have chosen to consider.

         Investors should recognize that in periods of declining interest rates each Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates each Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to each Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Fund's holdings, thereby reducing such Fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.

         Non-Money Market Funds. From time to time, the standardized 30-day yield of Class A and Class B Shares of the Non-Money Market Funds may be presented in advertisements, sales literature and in reports to shareholders. The yield of the Class A and Class B Shares of the Non-Money Market Funds is a measure of the net investment income per share (as defined) earned over a 30-day period expressed as a percentage of the maximum offering price of a share of such classes at the end of the period. Yield figures are determined by dividing the net investment income per share earned during the specified 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

         Yield = 2[(a-b + 1)/6/ - 1]
                 -------------------
                         cd

Where:     a    =     dividends and interest earned during the period

           b    =     expenses accrued for the period (net of reimbursements)

           c    =     average daily number of shares outstanding during the
                      period that were entitled to receive dividends

           d    =     maximum offering price per share on the last day of the
                      period

         For purposes of yield quotations, income is calculated in accordance with standardized methods applicable to all stock and bond mutual funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses are excluded from the calculation.

         Income calculated for the purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions a Fund paid over the same period or the rate of income reported in the Funds' financial statements.

         Yield information may be useful in reviewing the Funds' performance and in providing a basis for comparison with other investment alternatives. However, each Fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of the respective investment companies they have chosen to consider.

         Yield. For the 30-day period ended September 30, 1997, the standardized
         -----
yields of the Class A Shares and Class B Shares of the following Non-Money Market Funds were as follows:


                  Fund                               Class A Shares             Class B Shares(1)
                  ----                               --------------             -----------------
         U.S. Government Income Fund                      6.10%(2)                   5.37%
         Bond Fund                                        5.92%(2)                   5.20%
         California Tax-Free Fund                         4.50%(2)                   3.77%
         Municipal Bond Fund                              4.33%(2)                   3.60%
         Short-Term Bond Fund                             5.45%(3)                   4.72%

---------------

(1) These figures reflect the deduction of the maximum applicable contingent deferred sales charge.

(2) These figures reflect the deduction of the maximum initial sales charge with respect to Class A Shares (4.50%).

(3) These figures reflect the deduction of the maximum initial sales charge with respect to Class A Shares (3.50%).

         Investors should recognize that in periods of declining interest rates the Funds' yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Funds' holdings, thereby reducing the Funds' current yields. In periods of rising interest rates, the opposite can be expected to occur.

         Tax Equivalent Yield. Tax-equivalent yield is the rate an investor
         --------------------
would have to earn from a fully taxable investment after taxes to equal the tax-free yield of either the California Tax-Free Fund or the Municipal Bond Fund. Tax-equivalent yields are calculated by dividing a Fund's yield by the result of one minus a stated federal or combined federal and state tax rate. (If only a portion of the Fund's yield is tax-exempt, only that portion is adjusted in the calculation.)

         For the thirty-day period ended September 30, 1997, the tax-equivalent yield (based on an assumed federal tax rate of 39.60%) for the Municipal Bond Fund and the California Tax-Free Fund were as follows:


           Fund                                           Class A Shares(1)                Class B Shares(2)
           ----                                           -----------------                -----------------
           Municipal Bond Fund                                  7.17%                            5.96%
           California Tax-Free Fund                             7.45%                            6.24%

---------------------

(1) These figures reflect the deduction of the maximum initial sales charge with respect to Class A Shares (4.50%).

(2) These figures reflect the deduction of the maximum applicable contingent deferred sales charge.

         California Tax-Free Fund. The tables below show the effect of a shareholder's tax status on the effective yield under federal and state income tax laws for 1997. They show the approximate yield a taxable security must provide at various income brackets to produce after-tax yields equivalent to those of tax-exempt obligations yielding from 2.0% to 7.0%. Of course, no assurance can be given that the California Tax-Free Fund will achieve any specific tax-exempt yield. While the Fund invests principally in obligations whose interest is exempt from federal and state income tax, other income received by the Fund may be taxable. The Fund does not take into account local taxes, if any, payable on Fund distributions.

                                                                                                        1997 Combined
                                                                                                        California and
                                                         1997 California          1997 Federal        Federal Effective
      Single Return               Joint Return            Marginal Tax            Marginal Tax           Marginal Tax
     Taxable Income*            Taxable Income*              Bracket                Bracket               Bracket**
     ---------------            ---------------              -------                -------               ---------
    $18,761 - $24,650          $37,522 - $41,200               6%                     15%                   20.10%
    $24,651 - $26,045          $41,201 - $52,090               6%                     28%                   32.32%
    $26,046 - $32,916          $52,091 - $65,832               8%                     28%                   33.76%
    $32,917 - $59,750          $65,833 - $99,600              9.30%                   28%                   34.70%
    $59,751 - $124,650         $99,601 - $151,750             9.30%                   31%                   37.42%

                                                                                                        1997 Combined
                                                                                                        California and
                                                         1997 California          1997 Federal        Federal Effective
      Single Return               Joint Return            Marginal Tax            Marginal Tax           Marginal Tax
     Taxable Income*            Taxable Income*              Bracket                Bracket               Bracket**
     ---------------            ---------------              -------                -------               ---------
   $124,651 - $271,050        $151,751 - $271,050             9.30%                   36%                   41.95%
      over $271,050              over $271,050                9.30%                  39.6%                  45.22%

*   Net taxable income after all exemptions, adjustments and deductions.

** Based on rates applicable in 1997 for single filers and married couples filing jointly (except that marginal rates may be higher for some individuals due to phase out of exemptions and elimination of deductions).


    Having determined your combined effective tax bracket above, use the table below to determine the tax equivalent yield for a given tax-free yield.

If your effective combined federal and California income tax rate in 1997 is:

                    20.10%        32.32%          33.76%           34.70%         37.42%         41.95%        45.22%


 To match these
    tax-free
     rates                            Your taxable investment would have to earn the following yield:
 --------------                       --------------------------------------------------------------
       2%             2.5%          2.96%           3.02%           3.06%           3.20%          3.45%         3.65%

       3%            3.75%          4.43%           4.53%           4.59%           4.79%          5.17%         5.48%

       4%            5.01%          5.91%           6.04%           6.13%           6.39%          6.89%         7.30%

       5%            6.26%          7.39%           7.55%           7.66%           7.99%          8.61%         9.13%

       6%            7.51%          8.87%           9.06%           9.19%           9.59%         10.34%        10.95%

       7%            8.76%         10.34%          10.57%           10.72%         11.19%         12.06%        12.78%

         The California income tax rates are those in effect for 1997. The rates listed reflect the 1997 inflation adjusted tax brackets. The Fund may invest a portion of its assets in obligations that are subject to state or federal income taxes. When the Fund invests in these obligations, its tax-equivalent yields will be lower. In the table above, tax-equivalent yields are calculated assuming investments are 100% federally and state tax-free.

         Total Return Calculations. From time to time, the average annual and cumulative total return of Class A and Class B shares of the Non-Money Market Funds over stated periods may be presented in advertisements, sales literature and in reports to shareholders. Total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in a Fund. The Funds' average annual and cumulative total return figures are computed in accordance with the standardized methods prescribed by the SEC.

         Average annual total return is computed by determining the average annual compounded rates of return over the periods indicated in the advertisement, sales literature or shareholders' report that would equate the initial amount invested to the ending redeemable value, according to the following formula:


                               P(1 + T)/n/ = ERV

Where: P     =  a hypothetical initial payment of $1,000

       T     =  average annual total return

       n     =  number of years

       ERV   =  ending redeemable value at the end of the period of a
                hypothetical $1,000 payment made at the beginning of such period
                (or fractional portion thereof)

This calculation (i) assumes all dividends and distributions are reinvested at NAV on the appropriate reinvestment dates as described in the Prospectus, and
(ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts.

         While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of a Fund.

         Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement, sales literature and in reports to shareholders that would equate the initial amount invested to the ending redeemable value, according to the following formula:

        CTR  =  (ERV-P) 100
                 -----
                   P

Where:  CTR  =  cumulative total return

        ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period

        P    =  a hypothetical initial payment of $1,000.

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts.

         Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price, if any) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.

         Average Annual Total Return. For the indicated periods ended September 30, 1997, the average annual total returns of the Class A and Class B Shares of the Non-Money Market Funds, before deducting applicable sales charges, were as follows:

                                       Class A                              Class B
                                       -------                              -------
                               Year Ended   Since 10/19/93         Year Ended   Since 11/1/94(1)
            Fund                 9/30/97     Inception(1)            9/30/97       Inception
            ----                 -------     ------------            -------       ---------
U. S. Government Income Fund     8.62%           5.88%                8.06%           8.38%
Bond Fund                        9.19%           4.90%                8.63%           8.42%

                                       Class A                              Class B
                                       -------                              -------
                               Year Ended   Since 10/19/93         Year Ended   Since 11/1/94(1)
            Fund                 9/30/97     Inception(1)            9/30/97       Inception
            ----                 -------     ------------            -------       ---------
California Tax-Free Fund         9.19%           4.33%                8.63%           8.85%
Municipal Bond Fund              8.64%           4.45%                7.96%           8.53%
Growth & Income Fund             38.78%         22.53%               38.08%           28.98%

                                       Class A                              Class B
                                       -------                              -------
                               Year Ended    Since 6/12/95         Year Ended     Since 6/12/95
            Fund                 9/30/97     Inception(1)            9/30/97       Inception(1)
            ----                 -------     ------------            -------       ------------
Short-Term Bond Fund             6.86%           6.09%                6.20%           5.66%
Growth Fund                      21.66%         25.18%               21.09%           24.63%

(1) These figures have been annualized.

         For the indicated periods ended September 30, 1997, the total returns of the Class A and Class B Shares of the Non-Money Market Funds, after deducting applicable sales charges, were as follows:

                                      Class                                 Class B(3)
                                      ----------                            ----------
                               Year Ended   Since 10/19/93         Year Ended     Since 11/1/94
            Fund                 9/30/97     Inception(1)            9/30/97       Inception(1)
            ----                 -------     ------------            -------       ------------
U. S. Government Income Fund     3.73%           4.65%                3.06%           7.50%
Bond Fund                        4.28%           3.68%                3.63%           7.54%
California Tax-Free Fund         4.28%           3.12%                3.63%           7.97%
Municipal Bond Fund              3.75%           3.24%                2.96%           7.64%
Growth & Income Fund             32.53%         21.12%               33.08%          28.35%

                                       Class A                              Class B(3)
                                       -------                              ----------
                               Year Ended    Since 6/12/95         Year Ended     Since 6/12/95
            Fund                 9/30/97     Inception(1)            9/30/97       Inception(1)
            ----                 -------     ------------            -------       ------------
Short-Term Bond Fund            3.12%(4)       4.46%(4)               2.20%           4.85%
Growth Fund                    16.18%(2)      22.70%(2)             16.09%           23.65%

---------------------------
(1) These figures have been annualized.
(2) These figures reflect the deduction of the maximum initial sales charge with respect to Class A Shares (4.50%).
(3) These figures reflect the deduction of the maximum applicable contingent deferred sales charge.

(4) These figures reflect the deduction of the maximum initial sales charge with respect to Class A Shares (3.50%).

         For the three-year period ended December 31, 1997, the average annual total returns for the Class A and Class B Shares of the following Non-Money Market Funds, before deducting applicable sales charges, were:


                  Fund                                    Class A               Class B
                  ----                                    -------               -------
         U.S. Government Income Fund                        9.26%                 8.72%
         Bond Fund                                          9.48%                 8.85%
         California Tax-Free Fund                           9.77%                 9.23%
         Municipal Bond Fund                                9.44%                 8.90%
         Growth & Income Fund                              28.26%                27.60%

         For the three year period ended December 31, 1997, the average annual total returns for the Class A and Class B Shares of the following Non-Money Market Funds, after deducting applicable sales charges, were:


        Fund                  Class A(1)     Class B(2)
        ----                  ----------     ----------
U.S. Government Income Fund        7.59%          7.86%
Bond Fund                          7.81%          8.00%
California Tax-Free Fund           8.10%          8.38%
Municipal Bond Fund                7.78%          8.05%
Growth & Income Fund              26.31%         26.99%

(1) These figures reflect the deduction of the maximum initial sales charge with respect to Class A Shares (4.50%).
(2) These figures reflect the deduction of the maximum applicable contingent deferred sales charge.

         Cumulative Total Return. For the periods ended September 30, 1997, the cumulative total returns of the Class A and Class B Shares of the Non-Money Market Funds, before deducting applicable sales charges, were as follows:

                                             Class A                                       Class B
                                             -------                                       -------
                              Six Months                     Since           Six Months                 Since
                                 Ended      Year Ended     10/19/93            Ended      Year Ended   11/1/94
            Fund                9/30/97       9/30/97     Inception(1)        9/30/97      9/30/97    Inception(1)
            ----                -------       -------     ------------        -------      -------    ------------
U. S. Government Income Fund      6.39%        8.62%         25.33%             6.23%       8.06%       26.48%
Bond Fund                         6.75%        9.19%         20.81%             6.35%       8.63%       26.61%
California Tax-Free Fund          6.87%        9.19%         18.24%             6.59%       8.63%       28.07%
Municipal Bond Fund               6.62%        8.64%         18.80%             6.34%       7.96%       26.98%
Growth & Income Fund             25.03%       38.78%        123.32%            24.75%      38.08%      110.13%


                                         Class A(2)                                     Class B(3)
                                         ---------                                      ----------
                              Six Months                    Since           Six Months
                                 Ended      Year Ended     10/19/93           Ended      Year Ended  Since 6/12/95
            Fund                9/30/97       9/30/97    Inception(1)        9/30/97      9/30/97     Inception(1)
            ----                -------       -------    ------------        -------      -------     ------------
Short-Term Bond Fund             4.57%         6.86%       14.61%(4)           4.18%       6.20%        13.54%
Growth Fund                     31.18%        21.66%       64.88%(2)          30.83%      21.09%        66.19%

         For the periods ended September 30, 1997, the cumulative total returns of the Class

A and Class B Shares of the Non-Money Market Funds, after deducting applicable sales charges, were as follows:


                                           Class A(2)                                    Class B(3)

                              Six Months                     Since          Six Months                  Since
                                 Ended      Year Ended     10/19/93            Ended     Year Ended     11/1/94
            Fund                9/30/97       9/30/97     Inception(1)        9/30/97      9/30/97    Inception(1)
            ----                -------    ------------   ------------        -------    -----------  ------------
U. S. Government Income Fund     1.61%         3.73%         19.69%            1.23%        3.06%       23.48%
Bond Fund                        1.96%         4.28%         15.37%            1.35%        3.63%       23.61%
California Tax-Free Fund         2.07%         4.28%         12.92%            1.59%        3.63%       25.07%
Municipal Bond Fund              1.84%         3.75%         13.46%            1.34%        2.96%       23.98%
Growth & Income Fund            19.41%        32.53%        113.27%           19.75%       33.08%      107.13%


                                           Class A                                     Class B(3)

                              Six Months                     Since          Six Months                   Since
                                 Ended      Year Ended     10/19/93            Ended     Year Ended     6/12/95
            Fund                9/30/97       9/30/97     Inception(1)        9/30/97      9/30/97    Inception(1)
            ----                -------    ------------   ------------        -------    -----------  ------------
Short-Term Bond Fund             0.92%(4)      3.12%(4)     10.60%(4)           0.18%        2.20%       10.54%
Growth Fund                     25.27%(2)     16.18%(2)     60.32%(2)          25.83%       16.09%       63.19%

(1) These figures have been annualized.

(2) These figures reflect the deduction of the maximum initial sales charge with respect to Class A Shares (4.50%).

(3) These figures reflect the deduction of the maximum applicable contingent deferred sales charge.

(4) These figures reflect the deduction of the maximum initial sales charge of with respect to Class A Shares (3.50%).

         For the three year period ended December 31, 1997, the cumulative total returns for the Class A and Class B Shares of the following Non-Money Market Funds, before deducting applicable sales charges, were:

                  Fund                              Class A                Class B
                  ----                              -------                -------
         U.S. Government Income Fund                 30.42%                 28.50%
         Bond Fund                                   31.20%                 28.99%
         California Tax-Free Fund                    32.26%                 30.32%
         Municipal Bond Fund                         31.09%                 29.14%
         Growth & Income Fund                       111.02%                107.77%

         For the three year period ended December 31, 1997, the cumulative total returns for the Class A and Class B Shares of the following Non-Money Market Funds, after deducting applicable sales charges, were:

                  Fund                              Class A(1)             Class B(2)
                  ----                              -------                -------
         U.S. Government Income Fund                 24.55%                 25.50%
         Bond Fund                                   25.30%                 25.99%
         California Tax-Free Fund                    26.31%                 27.32%
         Municipal Bond Fund                         25.20%                 26.14%
         Growth & Income Fund                       101.52%                104.77%

---------------------

(1) These figures reflect the deduction of the maximum initial sales charge with respect to Class A Shares (4.50%).

(2) These figures reflect the deduction of the maximum applicable contingent deferred sales charge.

         A Fund's performance may be compared in advertising and sales literature to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar objectives. Such comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper," sometimes also referred to as "Lipper Analytical Services") or Morningstar, Inc. ("Morningstar") or other independent services that monitor the performance of mutual funds. The Lipper performance analysis ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemptions fees into consideration, and is prepared without regard to tax consequences. Morningstar rates mutual funds on the basis of risk-adjusted performance.

         A Fund's performance also may be compared in advertising and other sales literature to the performance of other mutual funds tracked by financial or business publications and periodicals. In addition, each Fund may quote financial or business publications and periodicals as they relate to Fund management, investment philosophy, and investment techniques.

         From time to time, The Griffin Funds may quote the performance or price-earning ratio of a Fund or Class in advertising and other types of literature as compared to the performance of the S&P Index, the Dow Jones Industrial Average, the Lehman Brothers 20+ Treasury Index, the Lehman Brothers 5-7 Year Treasury Index, Donoghue's Money Fund Averages, Real Estate Investment Averages (as reported by the National Association of Real Estate Investment Trusts), Gold Investment Averages (provided by World Gold Council), Bank Averages (which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts), average annualized certificate of deposit rates (from the Federal Reserve G-13 Statistical Releases or the Bank Rate Monitor), the Salomon One Year Treasury Benchmark Index, the Consumer Price Index (as published by the U.S. Bureau of Labor Statistics), other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities (including data provided by Ibbotson Associates), or by other services, companies, publications or persons who monitor mutual funds on overall performance, risk-adjusted performance, volatility or other criteria. The S&P Index and the Dow Jones Industrial Average are unmanaged indices of selected common stocks.

         The Funds may use the long-term performance of these capital markets as published by Ibbotson or similar companies in order to demonstrate general long-term risk-versus-reward investment scenarios or for other appropriate comparisons. Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index ("CPI")) and a combination of various capital markets. The performance of these capital markets is based on the returns of several different indices and their respective returns. Ibbotson calculates standardized performance figures using the same general methods as the Funds. Performance comparisons could also include the value of a hypothetical investment in any of the capital markets.

         The Funds may reference and discuss their Fund number, Quotron(TM) number, CUSIP number and current portfolio manager in advertising.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         If the Board of Directors determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a Fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.

         Pursuant to Rule 11a-3 under the 1940 Act, each Fund is required to give shareholders at least 60 days' written notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred-sales charge ordinarily payable at the time of exchange, or (ii) if a Fund temporarily suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or by the SEC, or the Fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.

                            DISTRIBUTIONS AND TAXES

         Distributions. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, the Advisers may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide the Advisers with alternative instructions.

         Taxes. The following information supplements and should be read in conjunction with the Prospectus section entitled "Taxes." The Prospectus describes generally the tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning income taxes.


         General. Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, each Fund will not be taxed on its net investment income and capital gains distributed to its shareholders.

         Qualification as a regulated investment company under the Code requires, among other things, that (a) each Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

         The Funds must also distribute or be deemed to distribute to their shareholders at least 90% of their net investment income earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the 12 months following the taxable year. The Funds intend to pay out substantially all of their net investment income and net realized capital gains (if any) for each year.

         In addition, a regulated investment company must, in general, derive less than 30% of its gross income from the sale or other disposition of securities or options thereon held for less than three months. However, this restriction has been repealed with respect to a regulated investment company's taxable years beginning after August 5, 1997.

         Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund (other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net investment income and net capital gains by the end of each calendar year and, thus, expects not to be subject to the excise tax.

         Taxation of Fund Investments. Except as provided herein, gains and losses on the sale of portfolio securities by a Fund will generally be capital gains and losses. Such gains and losses will ordinarily be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

         Gains recognized on the disposition of a debt obligation (including tax-exempt obligations purchased after April 30, 1993) purchased by the Fund at a market discount (generally at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

         If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position which is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option written by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale.


         Under Section 1256 of the Code, a Fund will be required to "mark to market" its positions in "Section 1256 contracts," which generally include regulated futures contracts and listed options. In this regard, Section 1256 contracts will be deemed to have been sold at market value. Sixty percent (60%) of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the mark-to-market regime, will generally be treated as long-term capital gain or loss, and the remaining forty percent (40%) will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market and 60%/40% rules.

         Under Section 988 of the Code, a Fund will generally recognize ordinary income or loss to the extent gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Funds will attempt to monitor Section 988 transactions, where applicable, to avoid adverse tax impact.

         Offsetting positions held by a regulated investment company involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a regulated investment company were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The regulated investment company may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the regulated investment company may differ. Generally, to the extent the straddle rules apply to positions established by the regulated investment company, losses realized by the regulated investment company may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

         If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract.

         If a Fund purchases shares in a "passive foreign investment company" ("PFIC"), the Fund may be subject to federal income tax and an interest charge imposed by the Internal Revenue Service ("IRS") upon certain distributions from the PFIC or the Fund's disposition of its PFIC shares. If the Fund invests in a PFIC, the Fund intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Fund will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Although such income (or loss) will be taxable to the Fund as ordinary income (or loss) notwithstanding any distributions by the PFIC, the Fund will not be subject to federal income tax or the interest charge with respect to its interest in the PFIC.

         Capital Gain Distributions. Distributions which are designated by a Fund as capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such dividends do exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

         The Taxpayer Relief Act of 1997 (the "1997 Act") created several new categories of capital gains applicable to noncorporate taxpayers. Under prior law, noncorporate taxpayers were generally taxed at a maximum rate of 28% on net capital gain (generally, the excess of net long-term capital gain over net short-term capital loss). Noncorporate taxpayers are now generally taxed at a maximum rate of 20% on net capital gain attributable to gains realized on the sale of property held for greater than 18 months, and a maximum rate of 28% on net capital gain attributable to gain realized on the sale of property held for greater than one year but not more than 18 months. The 1997 Act retains the treatment of short-term capital gain or loss (generally, gain or loss attributable to capital assets held for 1 year or less) and did not affect the taxation of capital gains in the hands of corporate taxpayers.

         Under the 1997 Act, the Treasury is authorized to issue regulations for application of the reduced capital gains tax rates to pass-through entities, including regulated investment companies, such as the Funds. The Internal Revenue Service has published a notice describing temporary regulations to be issued pursuant to such authority. According to the notice, regulations, when issued, will permit (but not require) a Fund to designate the portion of its capital gain distributions, if any, to which the 28% and 20% rates described in the preceding paragraph apply, based on the net amount of each class of capital gain realized by the Fund, determined as if the Fund were an individual subject to a marginal tax rate of 28%. Noncorporate stockholders of the Funds may therefore qualify for the reduced rate of tax on capital gain dividends paid by the Funds.

         Other Distributions. With respect to the Money Market Funds, Short-Term Bond Fund, U.S. Government Income Fund, Municipal Bond Fund, California Tax-Free Fund, and Bond Fund, although dividends will be declared daily based on each Fund's daily earnings, for federal income tax purposes, the Fund's earnings and profits will be determined at the end of each taxable year and will be allocated pro rata over the entire year. For federal income tax purposes, only amounts paid out of earnings and profits will qualify as dividends. Thus, if during a taxable year a Fund's declared dividends (as declared daily throughout the year) exceed the Fund's net income (as determined at the end of the year), only that portion of the year's distributions which equals the year's earnings and profits will be deemed to have constituted a dividend. It is expected that each Fund's net income, on an annual basis, will equal the dividends declared during the year.

         Disposition of Fund Shares.

A disposition of Fund shares pursuant to redemption (including a redemption in-kind) or exchanges will ordinarily result in a taxable capital gain or loss, depending on the amount received for the shares (or are deemed to receive in the case of an exchange) and the cost of the shares.

         If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

         If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as long-term capital loss to the extent of the designated capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest dividends received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six-month holding requirement to a period of not less than the greater of 31 days or the period between regular dividend distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations had been issued as of the date of this SAI. The loss disallowance rules described in this paragraph do not apply to losses realized under a periodic redemption plan.

         Federal Income Tax Rates. As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 28% (however, see "Capital Gain Distributions" above); and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Naturally, the amount of tax payable by an individual or corporation will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

         Backup Withholding. The Griffin Funds may be required to withhold, subject to certain exemptions, at a rate of 31% ("backup withholding") on dividends, capital gain distributions, and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to an individual Fund shareholder unless the shareholder certifies that the Taxpayer Identification Number ("TIN") provided is correct and that the shareholder is not subject to backup withholding. However, The Griffin Funds nevertheless may withhold if the Internal Revenue Service notifies The Griffin Funds that the shareholder's TIN is incorrect or that the shareholder is otherwise subject to backup withholding. Such tax withheld does not constitute any additional tax imposed on the shareholder, and may be claimed as a credit or refund on the shareholder's federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. Failure to furnish a valid TIN to The Griffin Funds could subject the investor to penalties imposed by the Internal Revenue Service. Foreign shareholders of the Funds (described below) are generally not subject to backup withholding.

     Foreign Shareholders. Under the Code, distributions of net investment income by a Fund to a nonresident alien individual, foreign trust (i.e., trust over which administration a U.S. court is able to exercise primary supervision and substantial decisions of which one or more U.S. persons have authority to control), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. income tax withholding (at a rate of 30% or a lower treaty rate, if applicable). Withholding will not apply if a dividend distribution paid by a Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. residents will apply. Distributions of net capital gain generally are not subject to U.S. income tax withholding.


         New Regulations. On October 6, 1997, the Treasury Department issued new regulations (the "New Regulations") which make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations will generally be effective for payments made after December 31, 1998, subject to certain transition rules. Among other things, the New Regulations will permit the Funds to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of such distributions paid to foreign shareholders which will be subject to U.S. income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the New Regulations.

         Corporate Shareholders. Corporate shareholders of the Growth & Income Fund or the Growth Fund may be eligible for the dividends-received deduction on dividends distributed out of the Fund's net investment income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. In order to qualify for the dividends-received deduction, a corporate shareholder must hold the Fund shares paying the dividends upon which the deduction is based for at least 46 days during the 90-day period that begins 45 days prior to the date upon which the shareholder became entitled to the distribution, and the Fund must have held the shares of corporate stock giving rise to the dividend for at least 46 days during a 90-day period that begins 45 days prior to the date upon which the Fund became entitled to the dividend.

         Tax-Free Money Market Fund, Municipal Bond Fund and California Tax-Free Fund (the "Tax-Free Funds"). The Tax-Free Funds intend that at least 50% of the value of their total assets at the close of each quarter of their taxable years will consist of obligations the interest on which is exempt from federal income tax, so that they will qualify under the Code to pay "exempt-interest dividends." The portion of total dividends paid by a Tax Free Fund with respect to any taxable year that constitutes exempt-interest dividends will be the same for all shareholders receiving dividends during such year. Long-term and/or short-term capital gain distributions will not constitute exempt-interest dividends and will be taxed as capital gain or ordinary income dividends, respectively. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

         Not later than 60 days after the close of its taxable year, a Tax-Free Fund will notify its shareholders of the portion of the dividends paid with respect to such taxable year which constitutes exempt-interest dividends. The aggregate amount of dividends so designated cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Finally, interest on indebtedness incurred to purchase or carry shares of a Tax-Free Fund will not be deductible to the extent that the Fund's distributions are exempt from federal income tax.

         Shareholders who earn other income, such as social security benefits, may be subject to federal income tax on up to 85% of such benefits to the extent that their income, including tax-exempt income, exceeds certain base amounts. Furthermore, any loss realized by a shareholder upon the sale or redemption of shares of a Tax-Free Fund held less than six months is disallowed to the extent of any exempt-interest dividends received by the shareholder.

         In addition, the federal alternative minimum tax ("AMT") rules ensure that at least a minimum amount of tax is paid by taxpayers who obtain significant benefit from certain tax deductions and exemptions. Some of these deductions and exemptions have been designated "tax preference items" which must be added back to taxable income for purposes of calculating AMT. Among the tax preference items is tax-exempt interest from "private activity bonds" issued after August 7, 1986. To the extent that a Tax-Free Fund invests in private activity bonds, its shareholders who pay AMT will be required to report that portion of Fund dividends attributable to income from the bonds as a tax preference item in determining their AMT. Shareholders will be notified of the tax status of distributions made by the Fund. Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a Tax-Free Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Tax-Free Fund's expenses in computing their AMT. With respect to a corporate shareholder of such Funds, exempt-interest dividends paid by a Fund is included in the corporate shareholder's "adjusted current earnings" as part of its AMT calculation, and may also affect its federal "environmental tax" liability. As of the printing of this SAI, individuals are subject to an AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about AMT should consult their own tax advisers.

         Shares of a Tax-Free Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under
Section 401 of the Code, H.R. 10 plans and IRAs since such plans and accounts are generally tax-exempt and, therefore, would not benefit from the exempt status of dividends from such Funds. Such dividends would be ultimately taxable to the beneficiaries when distributed to them.

         These Funds purchase municipal obligations based on opinions of bond counsel regarding the federal income tax status of the obligations. These opinions generally will be based on covenants by the issuers regarding continuing compliance with federal tax requirements. If the issuer of an obligation fails to comply with its covenants at any time, interest on the obligation could become federally taxable retroactive to the date the obligation was issued.

         It is the current position of the Staff of the Securities and Exchange Commission that a fund which uses the word "tax-free" in its name must have a fundamental policy requiring that during periods of normal market conditions either (i) 80% of the fund's total assets will be invested in securities that pay interest which is exempt from federal income taxes and which is not subject to the federal alternative minimum tax, or (ii) 80% of the fund's income distributions will be exempt from federal income taxes and not subject to the federal alternative minimum tax.

     California Tax-Free Fund -- California Taxes. The California Tax-Free Fund expects to be relieved of liability for federal income tax to the extent its net investment income and capital gains are distributed annually in accordance with the Code. The California Tax-Free Fund expects to be exempt from tax in California on the same basis as it expects under the Code. Moreover, if at the close of each quarter of the California Tax-Free Fund's taxable year, at least 50% of the value of its total assets consists of obligations the interest on which, if such obligations were held by an individual, would be exempt from California personal income tax (under either the laws of California or of the United States), the California Tax-Free Fund will be entitled to pay dividends to its shareholders which will be exempt from California personal income tax (referred to herein as "California exempt-interest dividends"). Under normal market conditions, the California Tax-Free Fund will invest primarily in municipal securities of the State of California, its cities, municipalities and other political authorities so that it can pay California exempt-interest dividends.

     Not later than 60 days after the close of its taxable year, the California Tax-Free Fund will notify its shareholders of the portion of the dividends paid which constitutes California exempt-interest dividends with respect to such taxable year. The total amount of California exempt-interest dividends paid by the California Tax-Free Fund to all of its shareholders with respect to any taxable year cannot exceed the amount of interest received by the California Tax-Free Fund during such year on California municipal securities and other obligations the interest on which is tax exempt, less any expenses or expenditures (including any expenditures attributable to the acquisition of securities of other investment companies). Dividends paid by the California Tax-Free Fund in excess of this limitation will be treated as ordinary dividends subject to California personal income tax at ordinary rates.

     Long-term and/or short-term capital gain distributions will not constitute California exempt-interest dividends and will be taxed as capital gains and ordinary income dividends, respectively. Moreover, interest on indebtedness incurred by a shareholder to purchase or carry shares of the California Tax-Free Fund is not deductible for California personal income tax purposes to the extent the shareholder receives California exempt-interest dividends during his or her taxable year. Exempt-interest dividends will be tax exempt for purposes of the California personal income tax. For corporate shareholders, dividends will be subject to the corporate franchise taxes in California.

         Other Considerations. Investors should be aware that the investments to
         --------------------
be made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds will seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

         The foregoing discussion and the discussions in the Prospectus address only some of the federal tax considerations generally affecting investments in a Fund. Each investor is urged to consult his or her tax advisor regarding specific questions as to federal, state or local taxes and foreign taxes.

                               SERVICE PROVIDERS

         Management. Subject to the general supervision of the Board of
         ----------
Directors of The Griffin Funds and in accordance with each Fund's investment policies, Griffin Advisers serves as investment adviser to the Funds. Payden & Rygel serves as sub- adviser to the Money Market Fund, the Tax-Free Money Market Fund, the U.S. Government Income Fund, the Municipal Bond Fund and the California Tax-Free Fund. T. Rowe Price serves as sub-adviser to the Growth Fund and the Short-Term Bond Fund. TBCAM serves as sub-adviser to the Bond Fund and the Growth & Income Fund.


         Griffin Advisers, an indirect wholly owned subsidiary of H.F. Ahmanson & Company, a savings and loan holding company, and an affiliate of Home Savings of America and Savings of America, is located at 5000 Rivergrade Road, Irwindale, California 91706. Griffin Advisers, a California corporation, was organized in July, 1993 and prior to this time did not have any experience advising investment companies.


         Payden & Rygel, which is located at 333 South Grand, 32nd Floor, Los Angeles, California 90071, was founded in 1983 and as of December 31, 1997 managed assets of approximately $23 billion.


         T. Rowe Price, which is located at 100 East Pratt Street, Baltimore, Maryland 21202, was established in 1937 and, together with its affiliates, managed assets of approximately

$125 billion as of September 30, 1997.


         TBCAM, which is located at One Boston Place, Boston, Massachusetts 02108, was established in 1970 and as of December 31, 1997 managed assets of approximately $21 billion.


         Prior to December 1, 1994, Piper Capital Management Inc., located at Piper Jaffray Tower, 222 South Ninth Street, Minneapolis, Minnesota 55402, served as sub-adviser to the Growth & Income Fund, the Municipal Bond Fund and the Bond Fund.

         Sponsor and Distributor. Griffin Financial, a registered broker-dealer,
         -----------------------
is the sponsor and distributor of the Funds. In this capacity, Griffin Financial has the exclusive right to distribute shares of the Funds. Griffin Financial is a subsidiary of H.F. Ahmanson & Company and an affiliate of Griffin Advisers, Home Savings of America and Savings of America.


         Custodian and Transfer Agent. IFTC is the Funds' custodian and the
         ----------------------------
Funds' transfer, shareholder service, and dividend-paying agent. IFTC is located at 801 Pennsylvania, Kansas City, Missouri 64105.


         Administrator and Sub-Administrator. Griffin Financial Administrator is the administrator of the Funds and provides various administrative and accounting services to the Funds. IFTC also provides certain sub-administrative services to the Funds.

                            DIRECTORS AND OFFICERS

         The Directors and Executive Officers of The Griffin Funds are listed below. Except as indicated, each individual has held the office shown or other office in the same company for the last five years. Unless otherwise noted, the business address of each Director and Officer is 5000 Rivergrade Road, Irwindale, California 91706, which is also the address of Griffin Advisers. Those Directors who are "interested persons" (as defined in the 1940 Act) by virtue of their affiliation with either The Griffin Funds or Griffin Advisers, are indicated by an asterisk (*).


         HERSCHEL CARDIN, Director. Age: 72; Retired; Former Director of Investments, Home Savings of America.


         VINCENT F. COVIELLO, Director. Age: 58; Turnberry Capital Corporation, President, since 1993. Prior thereto, Chairman & CEO, GNA Corp. from January 1980 to March 1993.


     *WILLIAM A. HAWKINS, Director, President and Chief Executive Officer. Age:
54; President and CEO, Griffin Financial Services. President & CEO, Griffin Financial Administrators. President & CEO, Griffin Financial Investment Advisers.


     CARROL R. MCGINNIS, Director. Age: 53; 9225 Katy Freeway, Suite 205, Houston, Texas 77024. Founder, McGinnis Investments, since 1994. Prior thereto, various positions with Transamerica Fund Management Company and its predecessor companies during 1969-1993, including President and Chief Operating Officer.


     MORTON O. SCHAPIRO, Director. Age: 44; 4535 Lennox Avenue, Sherman Oaks, California 91423. Dean of the College of Letters, Arts and Sciences and Professor of Economics, University of Southern California, since 1991. Prior thereto, Professor of Economics, Williams College, 1980-1991.


     RICHIE D. ROWSEY, Senior Vice President. Age: 42; Senior Vice President, Griffin Financial Services. Senior Vice President, Griffin Financial Administrators. Senior Vice President, Griffin Financial Investment Advisers.



     JULIA D. WHITCUP, Senior Vice President & Treasurer. Age: 35; Senior Vice President & Treasurer, Griffin Financial Services. Senior Vice President & Treasurer, Griffin Financial Administrators. Senior Vice President & Treasurer, Griffin Financial Investment Advisers.


         DARLENE SPEARS, Vice President. Age: 35; Vice President and Compliance Administrator, Griffin Financial Services, since June 1996. From 11/92 to 6/96, Assistant Vice President, Compliance, Great Western Financial Securities; from March 1992 to November 1992, Compliance Officer, Yaeger Securities, Inc.; and from May 1985 to March 1992, Senior Compliance Analyst, Sentra Securities Corporation.


     TIM S. GLASSETT, Secretary. Age: 42; First Vice President & Assistant General Counsel, H.F. Ahmanson & Company. Secretary, Griffin Financial Administrators. Secretary, Griffin Financial Investment Advisors.


     HERBERT L. BOTTS, Assistant Secretary. Age: 39; Vice President & Assistant Secretary, Griffin Financial Services.



     HENRY M. PENA, Assistant Secretary. Age: 33; Assistant Vice President, Griffin Financial Services.


     STEVEN P. MUSON, Assistant Treasurer. Age: 31; Vice President, Griffin Financial Services, Griffin Financial Investment Advisers and Griffin Financial Administrators.

         Directors who are not affiliated with The Griffin Funds or Griffin Advisers are entitled to receive from The Griffin Funds an annual retainer of $5,000 and, generally, a fee of $2,500 for each Board of Directors and Board Committee meeting attended. Directors are reimbursed for all out-of-pocket expenses relating to attendance at Board of Directors' and Board Committee meetings. Directors who are affiliated with The Griffin Funds or Griffin Advisers do not receive compensation from The Griffin Funds, but are reimbursed for all out-of-pocket expenses relating to attendance at meetings. The table below indicates the total compensation received by the

Directors from The Griffin Funds during the fiscal year ended September 30, 1997.



                                                 Compensation Table

                                                 Aggregate Total
                                                   Compensation                        Compensation
           Director                           from The Griffin Funds              from The Griffin Funds
           --------                           ----------------------              ----------------------
           Herschel Cardin                            $15,000                             $15,000

           Vincent F. Coviello                         15,000                              15,000

           William A. Hawkins                              0                                   0

           Carrol R. McGinnis                          15,000                              15,000

           Morton O. Schapiro                          15,000                              15,000


         As of January 1, 1998, the Directors and Officers of The Griffin Funds as a group, owned less than 1% of the outstanding shares of The Griffin Funds.

         The Griffin Funds has adopted a Code of Ethics which, among other things, prohibits each access person of The Griffin Funds from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by a Fund, or (ii) was being purchased or sold by a Fund. For purposes of the Code of Ethics, an access person means (i) a Director or officer of The Griffin Funds, (ii) any employee of The Griffin Funds (or any company in a control relationship with The Griffin Funds) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by The Griffin Funds, and (iii) any natural person in a control relationship with The Griffin Funds who obtains information concerning recommendations made to The Griffin Funds regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to The Griffin Funds any profits realized on short-term trading (i.e., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including money market instruments and certain U.S. Government securities. To facilitate enforcement, the Code of Ethics generally requires that the access persons of The Griffin Funds, other than the "disinterested" Directors, submit reports to the designated compliance person of The Griffin Funds regarding transactions involving securities which are eligible for purchase by a Fund.

                             MANAGEMENT CONTRACTS

         Investment Adviser. The Griffin Funds employs Griffin Advisers to furnish investment advisory and other services to each Fund. The Advisory Contract provides that, subject to the overall supervision of the Board of Directors of The Griffin Funds, and in accordance with each Fund's investment objective, policies and limitations, Griffin Advisers shall provide the Funds with a continuous investment program, including investment research and management with respect to all securities and other investments (including cash and cash equivalents) of the Funds. Griffin Advisers also is obligated to furnish to the Board of Directors of The Griffin Funds periodic reports on the investment activity and performance of each Fund (including financial reports and analyses detailing each Fund's composition, comparative performance and securities transactions), and such additional reports and information as the Board of Directors and officers of The Griffin Funds reasonably request. The Advisory Contract further provides that Griffin Advisers shall, at its own expense, employ or associate itself with such persons, including such sub-investment advisers as may be approved by The Griffin Funds, as Griffin Advisers believes appropriate to assist it in performing its obligations under the Contract.


         For the services described above, each Fund, other than the Growth & Income Fund and the Growth Fund, pays a monthly management fee to Griffin Advisers at the annual rate of 0.50% of the average daily net assets of the Fund. The Growth & Income Fund and the Growth Fund each pay a monthly management fee to Griffin Advisers at the annual rate of 0.60% of the average daily net assets of each Fund.


         The Advisory Contract provides that Griffin Advisers shall not be liable for any action taken or omitted in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion conferred on it by the Advisory Contract, provided that the Contract does not protect Griffin Advisers against any liability to The Griffin Funds or its shareholders arising by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties under the Contract or by reason of reckless disregard of its duties under the Contract.


         The Advisory Contract provides that it will continue in effect with respect to a Fund for a period of two years from its effective date only if approved at least annually by the vote of (a) a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) or by the

Company's Board of Directors, and (b) by the vote, cast in person at a meeting called for the purpose of voting on the Contract, of a majority of Directors of The Griffin Funds who are not parties to the Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Contract provides that it will terminate automatically in the event of its assignment (as defined in the 1940 Act).

         Griffin Advisers or its affiliates pay certain expenses of The Griffin Funds, including the costs of printing and distributing all materials relating to each Fund prepared by it, or at its request, other than such costs relating to proxy statements, prospectuses, shareholder reports and other materials distributed to existing or prospective shareholders on behalf of each Fund.


         Advisory Fees Paid. The following chart indicates the amount of advisory fees paid by the Funds to Griffin Advisers and the amount of advisory fees voluntarily waived by Griffin Advisers for the fiscal years ended September 30, 1997, 1996 and 1995.


                                                 Net
                                         Advisory Fees Paid                      Advisory Fees Waived
         Fund                        1997       1996        1995             1997        1996        1995
         ----                        ----       ----        ----             ----        ----        ----
Money Market Fund                  $ 25,333      $0        $22,121         $995,592    $774,401    $307,185
Tax-Free Money Market Fund               0        0          3,384           68,154      53,309      43,485
Short-Term Bond Fund                     0        0              0*         161,913      57,125       3,479*
U.S. Government Income Fund              0        0          2,164          303,786     203,770     116,136
Bond Fund                                0        0            704          201,308     104,085      42,621
Municipal Bond Fund                      0        0          1,201           39,097      31,724      18,955
California Tax-Free Fund                 0        0          4,509          131,759     110,625      77,877
Growth & Income Fund               200,000        0          8,818          900,393     485,966     132,670
Growth Fund                         50,000        0              0*         199,984      78,987       4,793*

---------------

* For the period from commencement of operations on June 12, 1995 through September 30, 1995.

         At its own expense, Griffin Advisers has retained Evaluation Associates, Inc. ("EAI") as an investment advisory consultant. Under Griffin Advisers' arrangement with EAI, EAI periodically provides reports to management regarding fund performance, monitors developments at each of the sub-advisers and makes presentations to the Board of Directors of The Griffin Funds regarding market developments and sub-adviser performance. When so requested by management, EAI assists management in identifying and selecting investment sub-advisers for The Griffin Funds. For its services, EAI receives a fee from Griffin Advisers.

         Sub-Advisers. On behalf of the Money Market Fund, the Tax-Free Money Market Fund, the U.S. Government Income Fund, the Municipal Bond Fund and the California Tax-Free Fund, Griffin Advisers has entered into sub-advisory agreements with Payden & Rygel, pursuant to which Payden & Rygel has primary responsibility for providing portfolio investment management services to each of those Funds. On behalf of the Short-Term Bond Fund and the Growth Fund, Griffin Advisers has entered into sub-advisory agreements with T. Rowe Price, pursuant to which T. Rowe Price has primary responsibility for providing portfolio investment management services to each of those Funds. And, on behalf of the Bond Fund and the

Growth & Income Fund, Griffin Advisers has entered into sub-advisory agreements with T. Rowe Price, pursuant to which T. Rowe Price has primary responsibility for providing portfolio investment management services to each of those Funds. And, on behalf of the Bond Fund and the Growth & Income Fund, Griffin Advisers has entered into sub-advisory agreements with TBCAM, pursuant to which TBCAM has primary responsibility for providing portfolio investment management services to each of those Funds.

         Generally, each sub-advisory agreement provides that, subject to the overall supervision and control of Griffin Advisers and The Griffin Funds, and in accordance with the respective Fund's investment objective, policies and limitations, a sub-adviser is obligated to provide a continuous investment program, including investment research and management with respect to all securities and other investments (including cash and cash equivalents) of the Fund. Each sub-adviser also is obligated to furnish to Griffin Advisers and the Board of Directors of The Griffin Funds periodic reports on the investment activity and performance of each Fund, and such additional reports and information as Griffin Advisers and the Board of Directors of The Griffin Funds reasonably request.


         A management fee is calculated and paid by each Fund to Griffin Advisers every month. Griffin Advisers, in turn, pays Payden & Rygel, T. Rowe Price and TBCAM for the sub-advisory services they provide to their respective funds. Specifically, with respect to the Money Market Fund and the Tax-Free Money Market Fund, Griffin Advisers pays Payden & Rygel fees at an annual rate of 0.25% of the first $25 million of each Fund's average daily net assets, and 0.20% of each Fund's average daily net assets in excess of $25 million. With respect to the U.S. Government Income Fund, the California Tax-Free Fund and the Municipal Bond Fund, Griffin Advisers pays Payden & Rygel fees at an annual rate of 0.30% of the first $50 million of each Fund's average daily net assets, 0.25% of the next $450 million of each Fund's average daily net assets and 0.20% of each Fund's average daily net assets in excess of $500 million, with a minimum annual fee of $25,000 for each Fund. With respect to the Short-Term Bond Fund and the Growth Fund, Griffin Advisers pays T. Rowe Price fees at an annual rate of 0.30% of the first $50 million of each Fund's average daily net assets, 0.25% of the next $450 million of each Fund's average daily net assets and 0.20% of such Fund's average daily net assets in excess of $500 million, with a minimum annual fee of $25,000 for each Fund. With respect to the Bond Fund and the Growth & Income Fund, Griffin Advisers pays TBCAM fees at an annual rate of 0.30% of the first $50 million of each Fund's average daily net assets, 0.25% of the next $450 million of each Fund's average daily net assets and 0.20% of such Fund's average daily net assets in excess of $500 million. The fees paid to the sub-advisers are not reduced by any voluntary or mandatory expense reimbursements that may be put into effect by Griffin Advisers from time to time.

         Generally, each sub-advisory agreement provides that a sub-adviser will not be liable for any action taken or omitted in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion conferred on the sub-adviser by its sub-advisory agreement, provided that the agreement does not protect a sub-adviser against any liability to Griffin Advisers, The Griffin Funds or their shareholders arising by reason of willful misfeasance, bad faith or gross negligence in the performance by the sub-adviser of its duties under the agreement or by reason of reckless disregard by the sub-adviser of its duties under the agreement.

         Each sub-advisory agreement provides that it will continue in effect with respect to a Fund for a period of two years from its effective date only if approved at least annually by the vote of (a) a majority of the Fund's outstanding voting securities (as defined in the 1940 Act) or by The Griffin Funds' Board of Directors, and (b) by the vote, cast in person at a meeting called for the purpose of voting on the agreement, of a majority of Directors of The Griffin Funds who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party. Each sub-advisory agreement provides that it will terminate automatically in the event of its assignment (as defined in the 1940 Act).


         Sub-Advisory Fees Paid. The following chart indicates the amount of
         -----------------------
sub-advisory fees paid by Griffin Advisers to the respective sub-advisers for the fiscal years ended September 30, 1997, 1996 and 1995.

                                             Sub-Advisory Fees Paid

         Fund                          1997            1996         1995
         ----                          ----            ----         ----
Money Market Fund                      $420,259        $322,888     $ 144,384
Tax-Free Money Market Fund             $ 34,054          27,407        25,138
Short-Term Bond Fund                   $ 97,434          37,029         7,848/1/
U.S. Government Income Fund            $176,906         122,452        71,204
Bond Fund                              $125,831          62,735        62,513/2/
Municipal Bond Fund                    $ 25,686          24,996        20,830/2/
California Tax-Free Fund               $ 78,959          66,351        49,522
Growth & Income Fund                   $487,870         288,486        62,513/2/
Growth Fund                            $124,389          41,560         7,848/1/


/1/ For the period from commencement of operations on June 12, 1995 through September 30, 1995.

/2/ Piper Capital Management Inc. ("Piper") served as sub-adviser to the Bond Fund, the Municipal Bond Fund and the Growth & Income Fund from October 1, 1994 through December 1, 1994. These amounts are in addition to those shown in the table as being paid to Payden & Rygel and TBCAM during the fiscal year ended September 30, 1995.

         Administrator and Distributor. Each Fund employs Griffin Financial Administrators to provide, at its expense, certain administrative services in connection with the operation of the Funds. Under the Administration Agreement with The Griffin Funds,

Griffin Financial Administrators furnishes office space and certain facilities required for conducting the business for each Fund. Griffin Financial Administrators also exercises general supervision over the operation of the Fund, including coordination of the services performed by Griffin Advisers, transfer and dividend disbursing agents, custodians, independent accountants and legal counsel. Griffin Financial Administrators supervises all regulatory compliance, including compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions.

         Griffin Financial Administrators also supervises the preparation of periodic reports on the performance of its obligations under the administration agreement and statements of each Fund that are distributed to each of the Griffin Funds' officers and to the Board of Directors. It also supervises the preparation of additional reports and proxy statements. Griffin Financial Administrators handles all administrative services reasonably necessary for the operation of each Fund, other than those services that are to be provided by Griffin Advisers pursuant to the Advisory Agreement and by the transfer and dividend disbursing agent.

         For these services and the payment by Griffin Financial Administrators of certain of The Griffin Funds' expenses, each Fund pays a monthly administrative fee to Griffin Financial Administrators at the annual rate of 0.20% of the average daily value of the Fund's net assets during the preceding month.

         Administration Fees Paid. The following chart indicates, for the fiscal years ended September 30, 1997, 1996 and 1995, the amount of administrative fees paid by the Funds to Griffin Financial Administrators, the amount of administrative fees waived by Griffin Financial Administrators, and the amount of expenses reimbursed by Griffin Financial Administrators:


                                              Net
                                              ---
                                         Administration                   Administration                Expenses Reimbursed
                                         --------------                   --------------                -------------------
                                           Fees Paid                        Fees Waived                   by Administrator
                                           ---------                        -----------                   ----------------
      Fund                         1997       1996       1995        1997       1996       1995        1997        1996      1995
      ----                         ----       ----       ----        ----       ----       ----        ----        ----      ----
Money Market Fund              $408,370    $309,760    $104,782   $      0   $      0   $ 26,940    $      0   $     193  $ 190,837
Tax-Free Money Market Fund       19,088      10,583      16,148      8,174     10,741      2,600           0      11,779     84,781
Short-Term Bond Fund             56,099           0           0*     8,666     22,850      1,392*      1,484      28,021     12,879*


U.S. Government Income Fund     120,675      55,941      17,960        839     25,567     29,360         282       4,234    144,944
Bond Fund                        79,977      11,474       6,153        546     30,160     11,177       1,007      12,544    101,890
Municipal Bond Fund                   0       2,573       3,319     15,638     10,116      4,743      16,629      39,494     88,657
California Tax-Free Fund         47,733      19,720      12,431      4,971     24,530     20,523           0      10,516    102,916
Growth & Income Fund            366,798     161,988      26,855          0          0     20,308           0       2,961    147,855
Growth Fund                      82,820       3,606           0*       508     22,723      1,598*          0      23,094     19,668*



--------------------

* For the period from commencement of operations on June 12, 1995 through September 30, 1995.

         IFTC provides certain sub-administrative services to the Funds pursuant to its Custody Agreement and Transfer Agency Agreement, including performing transfer agency, dividend disbursing and shareholder servicing functions for each Fund, calculating each Fund's NAV and dividends, maintaining The Griffin Funds' general accounting records and administering The Griffin Funds' securities lending program, for which IFTC is entitled to compensation. In this connection, the Administration Agreement between The Griffin Funds and Griffin Administrators provides that, at its own expense, Griffin Administrators will pay all fees due from the Funds to IFTC arising under the Agency Agreement and the Custody Agreement (except transaction-based fees arising under the Custody Agreement and out-of-pocket expenses) and otherwise payable by the Funds under those Agreements. During the fiscal years ended September 30, 1995, 1996 and 1997, the fees paid by Griffin Administrators to IFTC totaled $591,771, $1,091,694 and $1,501,199, respectively.

         Griffin Financial Services, located at 5000 Rivergrade Road, Irwindale, California 91706, serves as the exclusive distributor ("Distributor") of shares of the Funds pursuant to a Distribution Agreement between The Griffin Funds and the Distributor dated September 30, 1993. As Distributor, Griffin Financial Services engages in a continuous offering of shares of the Funds. Under the Distribution Agreement, the Distributor may offer and sell shares of the Funds to or through securities dealers, banks and other depository institutions that have entered into sales support agreements with the Distributor.

         Underwriting Commissions. During the fiscal year ended September 30, 1997, the Distributor received $262,631 in net underwriting discounts and commissions on sales of Class A Shares, and $86,787 in contingent deferred sales charges on redemptions of Class B Shares. All underwriting discounts and commissions and contingent deferred sales charges received by the Distributor during the fiscal year ended September 30, 1997 were retained by the Distributor.

         During the fiscal year ended September 30, 1996, the Distributor received $294,270 in net underwriting discounts and commissions on sales of Class A Shares, and $37,853 in contingent deferred sales charges on redemptions of Class B Shares. All underwriting discounts and commissions and contingent deferred sales charges received by the Distributor during the fiscal year ended September 30, 1996 were retained by the Distributor.

         During the fiscal year ended September 30, 1995, the Distributor received $232,710 in net underwriting discounts and commissions on sales of Class A Shares, and $1,016 in contingent deferred sales charges on redemptions of Class B Shares. All underwriting discounts and commissions and contingent deferred sales charges received by the Distributor during the fiscal year ended September 30, 1995 were retained by the

Distributor.

                        DISTRIBUTION AND SERVICE PLANS

         As indicated in the Prospectus, each Fund has adopted one or more Plans under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule"). The Plans for the Money Market Fund and the Tax-Free Money Market Fund and the Class A Shares of the U.S. Government Income Fund, the Municipal Bond Fund, the California Tax-Free Fund, the Bond Fund and the Growth & Income Fund were adopted on September 30, 1993 by the Board of Directors, including a majority of the Directors who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plans or in any agreement related to the Plan (the "Qualified Directors"), and were approved by the sole shareholder of each Fund on October 7, 1993. The Plans for the Class B Shares of the U.S. Government Income Fund, the Municipal Bond Fund, the California Tax-Free Fund, the Bond Fund and the Growth & Income Fund were adopted by the Board of Directors of The Griffin Funds, including a majority of the Qualified Directors, on September 30, 1993 and were approved by the sole shareholder of the Class B Shares of each Fund on November 1, 1994. The Plans for the Class A and Class B Shares of the Growth Fund and the Short-Term Bond Fund were adopted by the Board of Directors of The Griffin Funds on May 11, 1995, and by the sole shareholder of each Fund on June 12, 1995.

         Money Market Funds. Under the Plans adopted by the Money Market Funds, the Distributor may receive compensatory payments and/or reimbursements to defray all or part of the cost of preparing, printing and delivering prospectuses to prospective shareholders of each Fund or for other distribution-related or sales support services. Payments under the Plans may not exceed, on an annual basis, 0.20% of each Fund's average daily net assets. The fees paid under the Plans can be used to pay servicing agents for shareholder liaison services, including responding to customer inquiries and providing information on their investments.

         During the fiscal year ended September 30, 1997, the Money Market Fund paid $408,370 in distribution and service fees under its Plan to the Distributor as compensation for distribution and shareholder services. During the fiscal year ended September 30, 1997, the Tax-Free Money Market Fund incurred $27,262 in distribution and service fees under its Plan, $25,032 of which was waived by the Distributor.

         Non-Money Market Funds. Under the Plans adopted by the Non-Money Market Funds, the Distributor may receive compensatory payments and/or reimbursements to defray all or part of the cost of preparing, printing, and delivering prospectuses to prospective shareholders of each Fund or for other distribution-related or sales support services. Payments under the Plans may not exceed, on an annual basis, 0.25% of each Fund's average daily net assets of the Class A Shares and 0.75% of each Fund's average daily net assets of the Class B Shares. The fee paid under the Plans for the Class A Shares of each Fund also can be used to pay servicing agents for shareholder liaison services, including responding to customer inquiries and providing information on their investments. A separate fee of up to 0.25% of the average daily net assets of the Class B Shares of the Fund represented by Class B Shares owned by investors with whom the servicing agent maintains a servicing relationship is imposed on the Class B Shares of the Funds.

         Class A Distribution Fees. The following table indicates (i) the fees
         -------------------------
incurred by the Class A Shares of the Non-Money Market Funds under the Plans,
(ii) the purposes for which such amounts were spent and (iii) the amount of such fees that was voluntarily waived by the Distributor during the fiscal year ended September 30, 1997:

                                Distribution
and


Service Fees Paid


        Fund                  Net Compensation to Underwriters     Waived Fees
        ----                  --------------------------------     -----------
Short-Term Bond Fund                        $  3,660                 $ 76,763
U.S. Government Income Fund                  102,048                   40,716
Bond Fund                                     31,717                   67,859
Municipal Bond Fund                                0                   18,546
California Tax-Free Fund                      23,713                   32,308
Growth & Income Fund                         394,795                        0
Growth Fund                                   89,352                    7,224



         Class B Distribution Fees. The following table indicates (i) the fees
         -------------------------
incurred by the Class B Shares of the Non-Money Market Funds under the Plans,
(ii) the purposes for which such amounts were expended and (iii) the amount of such fees that was voluntarily waived by the Distributor during the fiscal year ended September 30, 1997:

                                Distribution
and

                                Service Fees Paid


        Fund                  Net Compensation to Underwriters     Waived Fees
        ----                  --------------------------------     -----------

Short-Term Bond Fund                       $   1,131                 $  1,004
U.S. Government Income Fund                   25,107                   11,409
Bond Fund                                      2,557                    1,752
Municipal Bond Fund                            2,089                    1,919
California Tax-Free Fund                      24,965                   14,468
Growth & Income Fund                         198,437                   56,372
Growth Fund                                   22,887                    7,449


         General Information. The Funds may participate in joint distribution activities with any of the other funds of The Griffin Funds, in which event expenses reimbursed out of the assets of the Funds may be attributable, in part, to the distribution-related activities of another Griffin Fund. Generally, the expenses attributable to joint distribution activities will be allocated among each Fund and other funds of The Griffin Funds in proportion to their relative net asset sizes, although The Griffin Funds' Board of Directors may allocate such expenses in any other manner that it deems fair and equitable.

         The Plans will continue in effect from year to year if such continuance is approved by a majority vote of both the Directors of The Griffin Funds and the Qualified Directors. Any distribution agreement related to the Plan also must be approved by such vote of the Directors and the Qualified Directors. Distribution agreements will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Fund involved. The Plans may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the applicable Fund, and no material amendment to a Plan may be made except by a majority of both the Directors of The Griffin Funds and the Qualified Directors.

         The Plans require that the Treasurer of The Griffin Funds shall provide to the Directors, and the Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Directors who are not "interested persons" of The Griffin Funds be made by such disinterested Directors.

                        DESCRIPTION OF THE GRIFFIN FUNDS

         Each Fund is a portfolio of The Griffin Funds, Inc., an open-end management investment company organized as a Maryland corporation on August 5, 1993. The Griffin Funds' Articles of Incorporation permit the Directors to create additional series. Currently there are nine portfolios of The Griffin
Funds: the Money Market Fund, Tax-Free Money Market Fund, Growth & Income Fund, U.S. Government Income Fund, Municipal Bond Fund, California Tax-Free Fund, Bond Fund, Short-Term Bond Fund and Growth Fund.

         In the event that Griffin Advisers ceases to be the investment adviser to The Griffin Funds or a Fund, the right of The Griffin Funds or Fund to use the identifying name "Griffin" may be withdrawn.

         The assets of The Griffin Funds received for the issue or sale of shares of each Fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are especially allocated to such Fund, and constitute the underlying assets of such Fund. The underlying assets of each Fund are segregated on the books of account, and are to be charged with the liabilities with respect to such Fund and with a share of the general expenses of The Griffin Funds. Expenses with respect to The Griffin Funds are to be allocated in proportion to the asset value of the respective Funds, except where allocations of direct expense can otherwise be fairly made. The officers of The Griffin Funds, subject to the general supervision of the Board of Directors, have the power to determine which expenses are allocable to a given Fund, or which are general or allocable to all of the Funds. In the event of the dissolution or liquidation of The Griffin Funds, shareholders of each Fund are entitled to receive as a class the underlying assets of such Fund available for distribution.

         The Money Market Funds offer only one class of shares. Each of the Non-Money Market Funds is comprised of two classes of shares, Class A Shares and Class B Shares. With respect to matters that affect one class of a Non-Money Market Fund but not another, the shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policies would be voted upon only by shareholders of that Fund and not shareholders of The Griffin Funds' other investment portfolios. Additionally, approval of an advisory contract is a matter to be determined separately by portfolio. Approval by the shareholders of one portfolio is effective as to that portfolio whether or not sufficient votes are received from the shareholders of the other portfolios to approve the proposal as to those portfolios. As used in the Prospectus and in this Statement of Additional Information, the term "majority," when referring to approvals to be obtained from shareholders of a Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of The Griffin Funds as a whole, means the vote of the lesser of (i) 67% of The Griffin Funds' shares represented at a meeting if the holders of more than 50% of The Griffin Funds' outstanding shares are present in person or by proxy, or (ii) more than 50% of The Griffin Funds' outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

         The Funds may dispense with annual meetings of shareholders in any year in which it is not required to elect Directors under the 1940 Act. However, The Griffin Funds has undertaken to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Director or Directors if requested in writing by the holders of at least 10% of The Griffin Funds' outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

         Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by The Griffin Funds.

                      5% OWNERSHIP AS OF JANUARY 8, 1998
                      ----------------------------------

         As of January 8, 1998, the following persons were known by The Griffin Funds to own of record or beneficially (as indicated) 5% or more of the outstanding shares of the following Funds (and classes):



                                   Name and                             Type         Percentage       Percentage
                                   --------                             ----         ----------       ----------
Fund; Class                         Address                         of Ownership      of Class          of Fund
-----------                         -------                         ------------      --------          -------

Money Market Fund          Home Savings of America FSB            Record Holder         N/A             29.38%
                           4900 Rivergrade Road
                           Irwindale, CA  91706

                           The Northern Trust Company TR          Record Holder         N/A             16.59%
                           Ahmanson Advantage Account
                           50 S. LaSalle Street
                           Chicago, IL  60603

Tax-Free Money             Home Savings of America FSB            Record Holder         N/A             11.27%
   Market                  4900 Rivergrade Road
                           Irwindale, CA  91706

Municipal Bond Fund        Griffin Financial Services             Beneficial           10.94%           10.51%
   Class A                 P.O. Box 60070                         Owner
                           Industry, CA  91716



   Class B                 Margaret Spears                        Beneficial           7.66%             0.30%
                           MaryAnn Dunning                        Owner
                           Leornard Alcomo JTWROS
                           215 S.E. Third Avenue, Apt. 405B
                           Hallandale, FL  33009

                           Vera Stanislavsky                      Beneficial           5.42%             0.21%
                           5400 Yarmouth Avenue                   Owner
                           Encino, CA  91316-2309

                           Sadie Bach                             Beneficial           8.52%             0.33%
                           Laurence Bach JTWROS                   Owner
                           9601 Sunrise Lakes Blvd., #112
                           Sunrise, FL  33322-1129

                           John A. Nelson TTEE                    Beneficial           13.44%            0.52%
                           John A. Nelson Living Trust            Owner
                           1126 Caballo Ct
                           San Jose, CA  95132-2804

                           Floyd A. Allgaier TTEE                 Beneficial           24.27%            0.95%
                           Floyd O. Allgaier Trust                Owner
                           1025 Glen Echo Avenue
                           San Jose, CA  95125-4316

                           Be-Fong Shih                           Beneficial           14.18%            0.55%
                           4917 Thorntree                         Owner
                           Plano, TX  75024-2495

                           Raymond Galit                          Beneficial           5.61%             0.22%
                           Elaine Galit JTTEN                     Owner
                           14328 Misty Meadow
                           Houston, TX  77079-3185

                                         Name and                   Type             Percentage       Percentage
Fund; Class                               Address                of Ownership         of Class          of Fund
-----------                               -------                ------------         --------          -------
Bond Fund                  Home Savings of America TTEE           Beneficial           5.13%             0.04%
   Class B                 Catherine A. Inglove Money Purchase    Owner
                           2677 Centinela Avenue 205
                           Santa Monica, CA  90405-3145

                           Robert G. Linnabary                    Beneficial           6.16%             0.05%
                           3116 Gingerwood Lane                   Owner
                           Lancaster, CA  93536-4797

Short-Term Bond            Home Savings of America TTEE           Beneficial           23.66%            0.06%
   Fund                    IRA of Friedel B. Erz                  Owner
   Class B                 290 Palisades Street
                           Pasadena, CA  91103-2140


                           Kin Llian Chang                        Beneficial           13.73%            0.04%
                           Man Ling Chang JTTEN                   Owner
                           P.O. Box 9
                           Santa Monica, CA  90406-0009

                           H. Fred Bauer TTEE                     Beneficial           7.99%             0.02%
                           The Bauer Rev. Living Trust            Owner
                           25201 Sea Vista Drive
                           Dana Point, CA  92629-1149

                           Thomas W. Lebanik                      Beneficial           5.95%             0.02%
                           27232 Cook Road                        Owner
                           Olmstead Township, OH  44138

                           James T. Lockwood                      Beneficial           16.43%            0.04%
                           Donna Lockwood JTWROS                  Owner
                           24181 El Tiradore Circle
                           Mission Viejo, CA  92691

Growth Fund                Northern Trust Co. TTEE                Record Holder        8.42%             7.87%
   Class A                 Ahmanson Advantage Account
                           50 S. LaSalle Street
                           Chicago, IL  60603

Growth & Income            Northern Trust Co. TTEE                Record Holder        9.52%             8.13%
   Fund                    Ahmanson Advantage Account
   Class A                 50 S. LaSalle Street
                           Chicago, IL  60603


         Custodian. IFTC, located at 801 Pennsylvania, Kansas City, Missouri 64105 is custodian of the assets of The Griffin Funds. The custodian is responsible for safekeeping of The Griffin Funds' assets and the appointment of subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of The Griffin Funds or in deciding which securities are purchased or sold by The Griffin Funds. The Company may, however, invest in obligations of the custodian and may purchase securities from or sell securities to the custodian.

     Independent Auditors. KPMG Peat Marwick LLP, located at 725 South Figueroa Street, Los Angeles, California 90017, serves as The Griffin Funds' independent auditors.

     Legal Counsel. Morrison & Foerster LLP, located at 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, serves as legal counsel to The Griffin Funds.

         Financial Statements. The financial statements for the fiscal year ended September 30, 1997, and the report thereon of KPMG Peat Marwick LLP included in the Annual Report are incorporated by reference in this Statement of Additional Information. The Letter to Shareholders contained in such Annual Report is not incorporated by reference and is not a part of the registration statement or this Statement of Additional Information.

                                   APPENDIX

Description of Moody's Investors Service, Inc.'s commercial paper ratings:

         Prime-1 -- issuers (or related institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

 .    Leading market positions in well established industries.

 .    High rates of return on funds employed.

 .    Conservative capitalization structures with moderate reliance on debt and ample asset protection.

 .    Broad margins in earnings coverage of fixed financial charges with high internal cash generation.

 .    Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Prime-2 -- issuers (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Description of Moody's Investors Service, Inc.'s corporate and municipal bond ratings:

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         A -- Bonds which are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa -- Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Description of Standard & Poor's Corporation's commercial paper ratings:

         A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

         A-2 -- Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1. Description of Standard & Poor's Corporation's corporate and municipal bond RATINGS:

         AAA -- Debt rated AAA has the highest rating assigned by Standard & Poor's Corporation. Capacity to pay interest and repay principal is extremely strong.

         AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated debt issues only in small degree

         A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

         BBB -- Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

Descriptions of Fitch Investors Service, Inc.'s commercial paper ratings:

         Fitch-1 -- (Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

         Fitch-2 -- (Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

Description of Fitch Investors Service, Inc.'s corporate and municipal bond ratings:

         AAA -- rated bonds are considered to be investment grade and are of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by foreseeable events.

         AA -- rated bonds are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than AAA rated securities or more subject to change over the term of the issue.

         A -- rated bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Description of Duff and Phelps' commercial paper ratings:

         Duff 1 -- Very high certainty of timely payment. Liquidity factors are excellent and supported by strong fundamental protection factors. Risk factors are minor.

         Duff 2 -- Good certainty of timely payment. Liquidity and company fundamentals are sound. Although ongoing internal funds needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Description of Duff And Phelps' corporate and municipal bond ratings:

         AAA -- Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

         AA -- Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest, but may vary slightly from time to time because of economic conditions.

         A -- Bonds that are rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.
          ---------------------------------

          (a)  Financial Statements:


          The audited financial statements, listed below for the Funds are incorporated by reference into the Funds' SAI. The SAI is incorporated by reference into each Fund's prospectus.

                  Schedule of Investments at September 30, 1997
                  Statements of Assets and Liabilities at September 30, 1997

                  Statements of Operations for the fiscal year ended
                    September 30, 1997
                  Statements of Changes in Net Assets for the
                    periods ended September 30, 1997 and September 30, 1996
                  Financial Highlights
                  Notes to Financial Statements
                  Independent Auditors' Report dated November 7, 1997

Included in Part C:

(b)   Exhibits:

1    -    Articles of Incorporation of The Griffin FundS, Inc. are incorporated by reference to Registrant's Post-Effective Amendment No. 12
          ("Amendment No. 12") filed on February 7, 1997

1(a) - Articles Supplementary, filed October 1, 1993, are incorporated by reference to Amendment No. 12

1(b) - Articles Supplementary, filed October 8, 1993, are incorporated by reference to Amendment No. 12

1(c) -    Articles Supplementary relating to the establishment of the Growth
          Fund and the Short-Term Bond Fund, filed May 25, 1995, are incorporated by reference to Amendment No. 12

2    -    By-Laws of The Griffin Funds, Inc. are incorporated by reference to
          Registrant's Initial Registration Statement filed on August 6, 1993

3    -    Not applicable

4    -    Not applicable

5(a) -    Investment Advisory Agreement, dated October 13, 1993, between The
          Griffin Funds and Griffin Financial Investment Advisers ("Griffin
          Advisers") on behalf of each Fund are incorporated by reference to Amendment No. 12

5(b) -    Sub-Advisory Agreement for the California Tax-Free Fund, dated October
          13, 1993, between Griffin Advisers and Payden & Rygel Investment
          Counsel ("Payden & Rygel") is incorporated by reference to Amendment
          No. 2

5(d) -    Sub-Advisory Agreement for the Money Market Fund, dated October 13,
          1993, between Griffin Advisers and Payden & Rygel is incorporated by reference to Amendment No. 2

5(f) -    Sub-Advisory Agreement for the Tax-Free Money Market Fund, dated
          October 13, 1993, between Griffin Advisers and Payden & Rygel is incorporated by reference to Amendment No. 2

5(g) -    Sub-Advisory Agreement for the U.S. Government Income Fund, dated
          October 13, 1993, between Griffin Advisers and Payden & Rygel is incorporated by reference to Amendment No. 2

5(i) -    Form of Sub-Advisory Agreement for the Municipal Bond Fund between
          Griffin Advisers and Payden & Rygel is incorporated by reference to Amendment No. 2

5(j) -    Form of Sub-Advisory Agreement for the Bond Fund between Griffin
          Advisers and The Boston Company Asset Management, Inc. ("TBCAM") is incorporated by reference to Amendment No. 2

5(k) -    Form of Sub-Advisory Agreement for the Growth & Income Fund between
          Griffin Advisers and TBCAM is incorporated by reference to Amendment
          No. 2

5(l) - First Amendment to Investment Advisory Agreement, dated May 31, 1995, between The Griffin Funds, Inc. and Griffin Advisers is incorporated by reference to Amendment No. 12

5(m) -    Form of Sub-Advisory Agreement for the Growth Fund between Griffin
          Advisers and T. Rowe Price Associates, Inc. ("T. Rowe Price") is incorporated by reference to Amendment No. 5

5(n) -    Form of Sub-Advisory Agreement for the Short-Term Bond Fund between
          Griffin Advisers and T. Rowe Price is incorporated by reference to Amendment 5

6    -    Distribution Agreement between The Griffin Funds, Inc. and Griffin
          Financial Services is incorporated by reference to Amendment No. 2

7    -    Not applicable

8    -    Custody Agreement, dated October 8, 1993, between The Griffin Funds,
          Inc. and Investors Fiduciary Trust Company is incorporated by reference to Amendment No. 2

9(a) -    Administration Agreement between The Griffin Funds and Griffin
          Administrators is incorporated by reference to Amendment No. 2

9(b) -    Agency Agreement, dated October 8, 1993, between The Griffin Funds,
          Inc. and Investors Fiduciary Trust Company is incorporated by reference to Amendment No. 2

9(b) - Form of Servicing Agreement is incorporated by reference to Registrant's Pre-Effective Amendment No. 3, filed on October 8, 1993
          ("Pre-Effective Amendment No. 3")

10   -    Opinion and Consent of Counsel, filed herewith

11   -    Independent Auditor's Consent, filed herewith

12   -    Not Applicable

13   -    Investment Letter is incorporated by reference to Pre-Effective
          Amendment No. 3

14   -    Not Applicable

15(a) -   Distribution Plans for the Class B Shares of Bond Fund, California
          Tax-Free Fund, Growth & Income Fund, Municipal Bond Fund and U.S.
          Government Income Fund are incorporated by reference to Amendment
          No. 2

15(b) -   Distribution and Services Plans for the Class A Shares of Bond Fund,
          California Tax-Free Fund, Growth & Income Fund, Municipal Bond Fund and U.S. Government Income Fund are incorporated by reference to Amendment No. 2

15(c) -   Distribution and Services Plans for the Money Market Fund and the Tax-
          Free Money Market Fund are incorporated by reference to Amendment
          No. 2

15(d) -   Services Plans for the Class B Shares of Bond Fund, California Tax-
          Free Fund, Growth & Income Fund, Municipal Bond Fund and U.S.
          Government Income Fund are incorporated by reference to Amendment
          No. 2

15(e) -   Distribution Plans for the Class B Shares of Growth Fund and Short-
          Term Bond Fund, dated May 11, 1995, are incorporated by reference to Amendment No. 5

15(f) - Distribution and Services Plans for the Class A Shares of Growth Fund and Short-Term Bond Fund, dated May 11, 1995, are incorporated by reference to Amendment No. 5

15(g) -   Services Plans for the Class B Shares of Growth Fund and Short-Term
          Bond Fund, dated May 11, 1995, are incorporated by reference to Amendment No. 5

16   -    Schedules of Performance Quotations are incorporated by reference to
          Amendment No. 12

17   -    See Exhibit 27

18   -    Rule 18f-3 Multi-Class Plan is incorporated by reference to Post-
          Effective Amendment No. 10, filed on October 10, 1996

27   -    Financial Data Schedules, Filed herewith

Item 25. Persons Controlled by or under Common Control with Registrant.
         -------------------------------------------------------------

         No person is controlled by or under common control with Registrant.


Item 26. Number of Holders of Securities.
         -------------------------------

         As of January 2, 1998 the number of record holders of each class of securities of the Registrant was as follows:


   Title of Class                   Number of Record Holders
   --------------                   ------------------------
Money Market Fund                          17,296

Tax-Free Money Market Fund                  1,148


U.S. Government Income Fund
     Class A                               12,018
     Class B                                  249

Municipal Bond Fund
     Class A                                  966
     Class B                                   20

California Tax-Free Fund
     Class A                                1,365
     Class B                                  149


   Title of Class                   Number of Record Holders
   --------------                   ------------------------
Bond Fund
     Class A                               11,445
     Class B                                   75

Growth & Income Fund
     Class A                               17,422
     Class B                                4,865

Growth Fund
     Class A                               13,782
     Class B                                  821

Short-Term Bond Fund
     Class A                               12,014
     Class B                                   21


Item 27.  Indemnification.
          ---------------

          Article VIII of the Registrant's Articles of Incorporation provides that:

          (g) Notwithstanding any provision of law requiring the authorization of any action by a greater proportion than a majority of the total number of shares of any series or class, or of all classes or series of capital stock, or by the total number of such shares, such action shall be valid and effective if authorized by the affirmative vote of the holders of a majority of the total number of shares outstanding and entitled to vote thereon.

          (h) The Corporation shall indemnify (1) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these Articles of Incorporation of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any Director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the 1940 Act.

          (i) To the fullest extent permitted by Maryland statutory and decisional law and the 1940 Act, as amended or interpreted, no Director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any Director or officer of the Corporation against any liability to which such Director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a Director or officer that exists at the time of such amendment, modification or repeal.


Item 28.  Business and Other Connections of Investment Adviser.
          ----------------------------------------------------

     Griffin Financial Investment Advisers serves as investment adviser to all of the Registrant's investment portfolios.

     To the knowledge of Registrant, none of the directors or executive officers of Griffin Financial Investment Advisers, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors and executive officers of Griffin Financial Investment Advisers who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee.


                                                  Principal Business(es) During at
Name                     Position(s)              Least the Last Two Fiscal Years
----                     -----------              -------------------------------
William A. Hawkins       Director, President      President, Griffin Financial Services, a securities
                         & Chief Executive        and insurance broker, since 1981; Director,
                         Officer                  President and Chief Executive Officer, Griffin
                                                  Financial Administrators, since 1993.

Julia D. Whitcup         Director,                Senior Vice President of Griffin Financial
                         Senior Vice              Services, a securities and insurance broker, since
                         President &              May, 1993; Vice President and Controller of
                         Chief Financial          Griffin Financial Services, 1990-1993; Director,
                         Officer                  Senior Vice President and Chief Financial
                                                  Officer, Griffin Financial Administrators, since
                                                  1993.

Richie D. Rowsey         Senior Vice              Senior Vice President of Operations,
                         President                Griffin Financial Services, since 1989;
                                                  Senior Vice President, Griffin Financial
                                                  Administrators, since 1993.

Steven P. Muson          Vice President           Vice President, Griffin Financial Services and
                                                  Griffin Financial Administrators, since 1996;
                                                  Assistant Vice President, Griffin Financial
                                                  Investment Advisers, Griffin Financial Services
                                                  and Griffin Financial Administrators, 1995 to
                                                  1996; Senior Accountant, Griffin Financial
                                                  Services, 1993-1994.

Darlene L. Spears        Vice President           Vice President and Compliance Administrator,
                                                  Griffin Financial Services, since 1996;
                                                  Assistant Vice President, Compliance, Great
                                                  Western Financial Securities, 1992 to 1996.

Tim S. Glassett          Secretary                Senior Vice President of H.F. Ahmanson &
                                                  Company, a savings and loan holding company, since 1987.

Diana J. Veloz           Assistant Secretary      Senior Paralegal and Assistant Secretary,
                                                  Home Savings of America, FSB, since December, 1996;
                                                  Corporate Paralegal, First Interstate Bank, 1989 to 1996.

          The principal business address of Griffin Financial Services is 5000 Rivergrade Road, Irwindale, California 91706, and the principal business address of H.F. Ahmanson & Company is 4900 Rivergrade Road, Irwindale, California 91706.

Item 29.  Principal Underwriters.
          ----------------------

          (a) Griffin Financial Services acts as distributor for the Registrant. Griffin Financial Services is a California Corporation.

          (b) The following individuals, each of whose principal business address is 5000 Rivergrade Road, Irwindale, CA 91706, are the directors and officers of Griffin Financial Services:

                            POSITION WITH                   POSITION WITH
     NAME                   UNDERWRITER                       REGISTRANT
     ----                   -----------                       ----------
Anne-Drue M. Anderson       Director                              None

Carl W. Forsythe            Director                              None

Kevin M. Twomey             Director                              None

William A. Hawkins          Director, President                   Director,
                            and Chief Executive                   President and
                            Officer                               Chief Executive
                                                                  Officer

Robert L. Stevens           Director                              None

Merrill S. Wall             Director                              None

Richie D. Rowsey            Senior Vice President                 Senior Vice
                                                                  President

Julia D. Whitcup            Senior Vice President,                Senior Vice
                            Treasurer and Assistant               President &
                            Secretary                             Treasurer

Herbert L. Botts            Vice President and                    Assistant
                            Assistant Treasurer                   Secretary

Tim S. Glassett             Vice President and                    Secretary
                            Secretary

Janet Franklin              Vice President                        None

Shawn M. Duffy              Vice President                        None

Richard F. Koning           Vice President                        None

Edward H. Lanzer            Vice President                        None

Richard A. McKusick         Vice President                        None

Theresa M. Probert          Vice President                        None

Richard H. Wallace          Vice President                        None

Steven P. Muson             Vice President                        Assistant
                                                                  Treasurer

Darlene Spears              Vice President and                    Vice President
                            Compliance Administrator

                            POSITION WITH                   POSITION WITH
     NAME                   UNDERWRITER                       REGISTRANT
     ----                   -----------                       ----------
Vic Nicolesu                Vice President                        None

Jill K. Smith-Ely           Vice President                        None

Jane C. Jenner              Assistant Vice President              None

Maree Moscati               Assistant Vice President              None

Glenn D. Oscur              Assistant Vice President              None

Kellie M. McGahney          Assistant Vice President              None

Henry M. Pena               Assistant Vice President              None

Michelle Penderson          Assistant Vice President              None

Diana J. Veloz              Assistant Vice President              Assistant
                                                                  Secretary

Item 30.  Location of Accounts and Records.
          --------------------------------

          Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

               (1)  Griffin Financial Investment Advisers
                    5000 Rivergrade Road
                    Irwindale, CA 91706
                    (Adviser)

               (2)  Payden & Rygel Investment Counsel
                    333 South Grand, 32nd Floor
                    Los Angeles, CA 90071
                    (Sub-Adviser)

               (3)  The Boston Company Asset Management, Inc.
                    One Boston Place
                    Boston, MA 02108
                    (Sub-Adviser)

               (4)  T. Rowe Price Associates, Inc.
                    100 East Pratt Street
                    Baltimore, MD 21202
                    (Sub-Adviser)

               (5)  Griffin Financial Administrators
                    5000 Rivergrade Road
                    Irwindale, CA 91706
                    (Administrator)

               (6)  Griffin Financial Services

                    5000 Rivergrade Road
                    Irwindale, CA 91706
                    (Distributor)

               (7)  Investors Fiduciary Trust Company
                    801 Pennsylvania
                    Kansas City, MO 64105
                    (Transfer Agent and Custodian)

Item 31. Management Services.
         -------------------

         Other than as set forth under the captions "Management" and "Management Fee" in the Prospectuses constituting Part A of this Registration Statement and "Management Contracts" in the Statement of Additional Information constituting Part B of this Registration Statement, Registrant is not a party to any management-related service contract.


Item 32. Undertakings.
         ------------

         (a)  Not Applicable.

         (b)  Not Applicable.

         (c) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions set forth above in response to Item 27, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         (d) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, when such annual report is issued, containing information called for by Item 5A of Form N-1A, upon request and without charge.

                            The Griffin Funds, Inc.
                      Post-Effective Amendment No. 13 to
                      Registration Statement on Form N-1A
                       Under the Securities Act of 1933
                 And Under The Investment Company Act of 1940

                                 Exhibit Index
                                 -------------


Exhibit
Number         Description
------         -----------
EX-99.B10      Opinion and Consent of Counsel

EX-99.B11      Consent of Independent Auditor

EX-27          Financial Data Schedules

EX-27.01       Financial Data Schedules for the Money Market Fund

EX-27.02       Financial Data Schedules for the Tax Free Money Market Fund

EX-27.03       Financial Data Schedules for the U.S. Government Income
               Fund-Class A

EX-27.04       Financial Data Schedules for the U.S. Government Income
               Fund-Class B

EX-27.05       Financial Data Schedules for the California Tax-Free Fund-Class A

EX-27.06       Financial Data Schedules for the California Tax-Free Fund-Class B

EX-27.07       Financial Data Schedules for the Municipal Bond Fund-Class A

EX-27.08       Financial Data Schedules for the Municipal Bond Fund-Class B

EX-27.09       Financial Data Schedules for the Bond Fund-Class A

EX-27.10       Financial Data Schedules for the Bond Fund-Class B

EX-27.11       Financial Data Schedules for the Growth & Income Fund-Class A

EX-27.12       Financial Data Schedules for the Growth & Income Fund-Class B

EX-27.13       Financial Data Schedules for the Short-Term Bond Fund-Class A

EX-27.14       Financial Data Schedules for the Short-Term Bond Fund-Class B

EX-27.15       Financial Data Schedules for the Growth Fund-Class A

EX-27.16       Financial Data Schedules for the Growth Fund-Class B
